UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments.

SEASONS SERIES TRUST

MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2009

(unaudited)

Security Description	Shares/ Principal Amount(21)	Market Value (Note 1)
COMMON STOCK — 67.2%
Aerospace/Defense — 0.0%
The Boeing Co.	188	$10,176
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	1,564	108,557
Agricultural Chemicals — 1.7%
Monsanto Co.	16,987	1,388,687
Potash Corp. of Saskatchewan, Inc.	1,584	171,864
Syngenta AG(1)	122	34,187
		1,594,738
Apparel Manufacturers — 0.1%
Coach, Inc.	2,069	75,581
Applications Software — 0.3%
Microsoft Corp.	8,650	263,739
Auto-Heavy Duty Trucks — 0.4%
Force Protection, Inc.†	79,985	416,722
Auto/Truck Parts & Equipment-Original — 0.1%
Titan International, Inc.	15,022	121,828
Banks-Commercial — 0.7%
Regions Financial Corp.	4,277	22,625
Standard Chartered PLC(1)	24,763	620,130
		642,755
Banks-Fiduciary — 0.2%
State Street Corp.	3,946	171,809
The Bank of New York Mellon Corp.	1,472	41,172
		212,981
Banks-Super Regional — 0.7%
Capital One Financial Corp.	3,385	129,781
Fifth Third Bancorp	9,017	87,916
PNC Financial Services Group, Inc.	2,948	155,625
SunTrust Banks, Inc.	2,488	50,482
US Bancorp	4,124	92,831
Wells Fargo & Co.	6,277	169,416
		686,051
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	1,376	83,661
The Coca-Cola Co.	2,460	140,220
		223,881
Brewery — 2.1%
Anheuser-Busch InBev NV(1)	37,795	1,952,645
Casino Hotels — 0.2%
Wynn Resorts, Ltd.	2,563	149,243
Casino Services — 0.1%
International Game Technology	4,550	85,404
Cellular Telecom — 0.2%
Syniverse Holdings, Inc.†	8,500	148,580
Chemicals-Diversified — 0.7%
Celanese Corp., Class A	2,295	73,669
E.I. du Pont de Nemours & Co.	1,683	56,667
Israel Chemicals, Ltd.(1)	29,756	388,511
The Dow Chemical Co.	5,339	147,517
		666,364
Commercial Services — 0.2%
DynCorp International, Inc., Class A†	10,702	153,574
Commercial Services-Finance — 0.1%
Mastercard, Inc., Class A	198	50,684
Computers — 9.5%
Apple, Inc.†	27,980	5,899,863
Dell, Inc.†	4,800	68,928
Hewlett-Packard Co.	4,025	207,327
Research In Motion, Ltd.†	42,548	2,873,692
		9,049,810
Computers-Memory Devices — 0.1%
EMC Corp.†	6,000	104,820
Consulting Services — 1.2%
FTI Consulting, Inc.†	7,900	372,564
Huron Consulting Group, Inc.†	8,400	193,536
Navigant Consulting, Inc.†	12,163	180,742
Watson Wyatt Worldwide, Inc., Class A†	9,164	435,473
		1,182,315
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co.†	2,911	31,148
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	577	47,400
The Procter & Gamble Co.	3,152	191,106
		238,506
Cruise Lines — 0.2%
Carnival Corp.†	3,937	124,763
Royal Caribbean Cruises, Ltd.†	1,178	29,780
		154,543
Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	2,200	185,614
Diversified Banking Institutions — 3.9%
Bank of America Corp.	76,395	1,150,509
JPMorgan Chase & Co.	30,789	1,282,978
Morgan Stanley	5,713	169,105
The Goldman Sachs Group, Inc.	6,715	1,133,760
		3,736,352
Diversified Manufacturing Operations — 0.4%
Eaton Corp.	1,089	69,282
General Electric Co.	4,200	63,546
Honeywell International, Inc.	2,465	96,628
Parker Hannifin Corp.	1,980	106,683
		336,139
Diversified Minerals — 0.8%
Vale SA ADR	26,060	756,522
E-Commerce/Products — 0.2%
Vitacost.com, Inc.†	15,200	158,384
Electric Products-Misc. — 0.0%
Emerson Electric Co.	792	33,739
Electric-Integrated — 0.1%
Dominion Resources, Inc.	1,376	53,554
FPL Group, Inc.	683	36,076
Progress Energy, Inc.	881	36,130
		125,760
Electronic Components-Semiconductors — 1.1%
Advanced Analogic Technologies, Inc.†	67,477	265,859
Avago Technologies, Ltd.†	11,400	208,506
Broadcom Corp., Class A†	1,580	49,691
Intel Corp.	8,145	166,158
MEMC Electronic Materials, Inc.†	10,600	144,372
Micron Technology, Inc.†	11,242	118,716
Texas Instruments, Inc.	2,366	61,658
		1,014,960
Electronic Connectors — 0.2%
Amphenol Corp., Class A	4,867	224,758
Electronic Forms — 0.2%
Adobe Systems, Inc.†	5,444	200,230
Enterprise Software/Service — 2.9%
Novell, Inc.†	93,500	388,025

1

Oracle Corp.	96,875	2,377,312
		2,765,337
Entertainment Software — 0.1%
Activision Blizzard, Inc.†	12,161	135,109
Finance-Investment Banker/Broker — 0.3%
Broadpoint Gleacher Securities, Inc.†	59,900	267,154
The Charles Schwab Corp.	1,462	27,515
		294,669
Finance-Other Services — 1.3%
CME Group, Inc.	2,720	913,784
The NASDAQ OMX Group, Inc.†	16,300	323,066
		1,236,850
Food-Dairy Products — 0.5%
Dean Foods Co.†	26,200	472,648
Food-Misc. — 1.0%
American Italian Pasta Co., Class A†	3,300	114,807
Kellogg Co.	792	42,135
Kraft Foods, Inc., Class A	2,168	58,926
Ralcorp Holdings, Inc.†	6,300	376,173
Smart Balance, Inc.†	55,800	334,800
		926,841
Food-Wholesale/Distribution — 0.1%
Spartan Stores, Inc.	5,474	78,223
Gold Mining — 0.0%
Barrick Gold Corp.	849	33,434
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	700	20,867
Marriott International, Inc., Class A	6,863	187,017
Starwood Hotels & Resorts Worldwide, Inc.	2,760	100,933
		308,817
Human Resources — 0.1%
Monster Worldwide, Inc.†	3,100	53,940
Identification Systems — 0.4%
Cogent, Inc.†	37,300	387,547
Independent Power Producers — 0.0%
Mirant Corp.†	24	366
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	1,476	73,446
Insurance-Multi-line — 0.7%
ACE, Ltd.†	10,100	509,040
MetLife, Inc.	3,640	128,674
		637,714
Internet Application Software — 0.4%
S1 Corp.†	53,220	346,994
Internet Infrastructure Software — 0.5%
TeleCommunication Systems, Inc., Class A†	44,827	433,925
Investment Management/Advisor Services — 0.2%
Franklin Resources, Inc.	693	73,008
T. Rowe Price Group, Inc.	1,946	103,624
		176,632
Medical Imaging Systems — 0.4%
Merge Healthcare, Inc.†	114,529	384,817
Medical Information Systems — 0.1%
Medidata Solutions, Inc.†	6,649	103,724
Medical Instruments — 0.0%
St. Jude Medical, Inc.†	980	36,044
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	782	47,217
Medical Products — 0.2%
Baxter International, Inc.	683	40,078
Johnson & Johnson	3,061	197,159
		237,237
Medical-Biomedical/Gene — 5.3%
Amgen, Inc.†	2,958	167,334
Celgene Corp.†	37,101	2,065,784
Genzyme Corp.†	1,076	52,735
Gilead Sciences, Inc.†	52,080	2,254,022
Martek Biosciences Corp.†	24,500	464,030
Myriad Genetics, Inc.†	990	25,839
Vertex Pharmaceuticals, Inc.†	772	33,080
		5,062,824
Medical-Drugs — 1.3%
Abbott Laboratories	2,552	137,782
Merck & Co., Inc.	4,638	169,473
Pfizer, Inc.	9,901	180,099
Roche Holding AG(1)	4,276	727,417
		1,214,771
Medical-Nursing Homes — 0.4%
Sun Healthcare Group, Inc.†	43,200	396,144
Metal Processors & Fabrication — 1.9%
Precision Castparts Corp.	16,588	1,830,486
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,395	112,005
Multimedia — 1.4%
News Corp., Class A	81,355	1,113,750
The Walt Disney Co.	3,767	121,486
Time Warner, Inc.	2,661	77,541
		1,312,777
Networking Products — 0.4%
BigBand Networks, Inc.†	71,400	245,616
Cisco Systems, Inc.†	7,068	169,208
		414,824
Oil Companies-Exploration & Production — 1.0%
Apache Corp.	1,073	110,702
Continental Resources, Inc.†	1,089	46,707
Denbury Resources, Inc.†	10,800	159,840
Devon Energy Corp.	980	72,030
EOG Resources, Inc.	794	77,256
Occidental Petroleum Corp.	1,178	95,830
Petrohawk Energy Corp.†	1,100	26,389
Plains Exploration & Production Co.†	10,700	295,962
Range Resources Corp.	594	29,611
Southwestern Energy Co.†	1,188	57,262
		971,589
Oil Companies-Integrated — 1.7%
Chevron Corp.	1,772	136,426
ConocoPhillips	1,475	75,328
Exxon Mobil Corp.	3,330	227,073
Hess Corp.	2,750	166,375
Marathon Oil Corp.	495	15,454
Petroleo Brasileiro SA ADR	18,040	860,147
Suncor Energy, Inc.	4,148	146,466
		1,627,269
Oil-Field Services — 0.8%
Cal Dive International, Inc.†	52,800	399,168
Schlumberger, Ltd.	3,442	224,040

2

Smith International, Inc.	1,970	53,525
Weatherford International, Ltd.†	3,326	59,568
		736,301
Optical Supplies — 1.2%
Alcon, Inc.	6,990	1,148,806
Pharmacy Services — 0.7%
Express Scripts, Inc.†	1,970	170,307
Medco Health Solutions, Inc.†	297	18,981
Omnicare, Inc.	21,700	524,706
		713,994
Poultry — 0.4%
Sanderson Farms, Inc.	9,097	383,530
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.†	7,262	84,748
Real Estate Operations & Development — 0.3%
Hang Lung Properties, Ltd.(1)	74,000	289,115
Rental Auto/Equipment — 0.3%
Aaron’s Inc.	10,600	293,938
Retail-Apparel/Shoe — 0.8%
Hot Topic, Inc.†	54,700	347,892
The Children’s Place Retail Stores, Inc.†	4,800	158,448
Wet Seal, Inc., Class A†	70,975	244,864
		751,204
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	10,300	416,944
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	1,768	68,298
Retail-Building Products — 0.1%
Home Depot, Inc.	4,332	125,325
Retail-Computer Equipment — 0.7%
GameStop Corp., Class A†	28,300	620,902
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,138	123,825
Retail-Convenience Store — 0.4%
The Pantry, Inc.†	26,600	361,494
Retail-Discount — 0.2%
Target Corp.	3,830	185,257
Wal-Mart Stores, Inc.	957	51,152
		236,409
Retail-Drug Store — 1.3%
CVS Caremark Corp.	37,126	1,195,828
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	2,649	70,490
Retail-Regional Department Stores — 0.5%
Kohl’s Corp.†	9,048	487,958
Macy’s, Inc.	1,376	23,062
		511,020
Retail-Restaurants — 0.3%
Burger King Holdings, Inc.	14,015	263,762
Darden Restaurants, Inc.	1,178	41,313
		305,075
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	6,198	154,144
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,262	37,317
Soap & Cleaning Preparation — 0.5%
Reckitt Benckiser Group PLC(1)	8,790	476,223
Software Tools — 0.1%
VMware, Inc. Class A†	1,980	83,913
Specified Purpose Acquisitions — 0.2%
DJSP Enterprises, Inc.†	20,600	184,370
Steel-Producers — 0.1%
United States Steel Corp.	1,791	98,720
Telecom Equipment-Fiber Optics — 0.8%
Corning, Inc.	27,930	539,328
Harmonic, Inc.†	34,400	217,752
		757,080
Telecom Services — 1.6%
Neutral Tandem, Inc.†	26,500	602,875
Premiere Global Services, Inc.†	39,900	329,175
TW Telecom, Inc.†	34,915	598,443
		1,530,493
Telephone-Integrated — 0.2%
AT&T, Inc.	4,581	128,406
Verizon Communications, Inc.	1,970	65,266
		193,672
Theaters — 0.3%
Regal Entertainment Group, Class A	17,000	245,480
Tobacco — 0.0%
Altria Group, Inc.	1,762	34,588
Transport-Rail — 0.2%
Union Pacific Corp.	2,671	170,677
Transport-Services — 0.5%
United Parcel Service, Inc., Class B	9,115	522,928
Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co., Class A	12,685	554,335
Web Portals/ISP — 2.2%
Google, Inc., Class A†	3,100	1,921,938
Yahoo!, Inc.†	12,587	211,210
		2,133,148
Wireless Equipment — 1.2%
Crown Castle International Corp.†	23,612	921,813
Nokia Oyj ADR	3,047	39,154
QUALCOMM, Inc.	4,035	186,659
		1,147,626
Total Common Stock (cost $51,904,014)		63,973,283
PREFERRED STOCK — 1.2%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(2)	775	15,663
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	650	14,306
Diversified Banking Institutions — 0.6%
Bank of America Corp. 10.00%	41,035	612,242
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(3)	536	12,789
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.†	300	315

3

Oil Companies-Integrated — 0.5%
Petroleo Brasileiro SA ADR	10,427	442,001
Special Purpose Entities — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(2)	1,600	31,312
Zurich RegCaPS Funding Trust VI 0.99%*(2)	50	34,562
		65,874
Total Preferred Stock (cost $1,140,484)		1,163,190
ASSET BACKED SECURITIES — 4.6%
Diversified Financial Services — 4.6%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	$100,000	102,953
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	5,379	5,440
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	18,590	19,000
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	26,848	27,273
Avis Budget Rental Car Funding AESOP Funding II LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	100,000	101,848
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(4)	55,000	55,651
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(4)(5)	25,000	24,552
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(4)	20,000	13,747
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(4)	75,000	64,723
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.23% due 04/15/12(2)	2,842	2,835
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.24% due 12/15/12(2)	59,523	58,993
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.26% due 05/15/13(2)	36,003	35,565
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.27% due 10/15/12(2)	13,141	13,030
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	15,209	15,311
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	5,683	5,741
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.03% due 07/25/37(5)(6)	41,719	35,132
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(2)(6)	82,951	58,122
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.22% due 07/15/44(4)(5)	70,000	69,880
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(4)	50,000	53,313
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(4)	38,342	38,683
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(4)(5)	50,000	49,029
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(6)	46,380	37,061
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3
6.25% due 09/25/36(6)	32,463	28,446
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.54% due 02/15/39(4)(5)	150,000	147,757
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(4)	50,000	50,992
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(4)	50,000	47,877
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 5.33% due 05/25/35(5)(6)	92,624	75,328
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(4)	105,000	101,815
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.53% due 03/06/20*(2)(4)	45,000	35,454
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	150,000	147,402
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(4)	150,000	136,802
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.20% due 04/25/35(5)(6)	33,124	27,215
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.15% due 01/25/36(5)(6)	56,291	43,206
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.93% due 03/25/47(5)(6)	22,123	14,487

4

Impac CMB Trust, Series 2005-4, Class 1A1A 0.77% due 05/25/35(2)(6)	46,154	30,833
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	88,698	88,607
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	72,000	52,224
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	10,000	8,712
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(4)	65,000	61,784
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(4)(5)	160,000	154,182
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(4)	150,000	117,995
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(4)	29,000	31,761
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	150,000	150,248
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(4)	55,000	50,419
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(4)(5)	100,000	94,664
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(4)	90,000	94,571
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 3.11% due 12/25/34(5)(6)	47,827	41,539
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	175,000	170,076
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(4)(5)	150,000	152,725
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	155,000	152,177
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(4)(5)	100,000	99,982
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(4)	41,420	43,171
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(4)	43,226	45,240
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	51,216	39,184
MortgageIT Trust, Series 2005-4, Class A1 0.51% due 10/25/35(2)(6)	116,157	71,844
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	108,676	96,563
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.71% due 02/20/47(5)(6)	96,966	72,308
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 3.99% due 04/25/45(5)(6)	78,578	71,872
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	7,317	7,484
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	200,000	209,138
Wachovia Bank Commercial Mtg. Trust, Series 2005-C20, Class A7
5.12% due 07/15/42(4)	65,000	62,797
Wachovia Bank Commercial Mtg. Trust, Series 2006-C26, Class A3 6.01% due 06/15/45(4)	150,000	142,313
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.91% due 01/25/35(5)(6)	119,455	108,439
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 3.74% due 03/25/35(5)(6)	98,012	86,947
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.60% due 10/25/36(5)(6)	54,731	39,332
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.09% due 09/25/36(5)(6)	26,941	22,524
Total Asset Backed Securities (cost $4,537,446)		4,416,318
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09†(7)(8)(9)(10)(11)(12) (cost $5,000)	5,000	2,700
U.S. CORPORATE BONDS & NOTES — 8.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	50,000	48,000
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	15,000	16,135
Lockheed Martin Corp. Senior Notes 5.50% due 11/18/39	5,000	4,899
		21,034

5

Agricultural Chemicals — 0.0%
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	2,000	2,140
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	80,000	86,053
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	29,190	28,314
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	1,000	1,000
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	10,440	10,074
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	20,000	18,000
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	25,000	25,563
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	51,418	51,460
United Airlines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	4,655	4,655
United Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	5,000	5,163
United Airlines, Inc. Pass Through Certs. Series 2009-2, Class B 12.00% due 01/15/16*	10,000	9,825
		154,054
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc. Company Guar. Notes 4.28% due 05/01/14(2)	5,000	4,663
Banks-Commercial — 0.2%
BB&T Corp. Senior Notes 3.38% due 09/25/13	5,000	5,039
Branch Banking & Trust Co. Sub. Notes 0.57% due 05/23/17(2)	7,000	6,194
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	90,000	94,170
KeyBank NA Sub. Notes 5.45% due 03/03/16	12,000	11,016
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,082
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	20,000	19,865
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	23,000	23,499
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	10,000	10,229
		174,094
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 1.25% due 06/01/67(2)	10,000	6,742
State Street Corp. FDIC Guar. Notes
2.15% due 04/30/12	45,000	45,590
		52,332
Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 0.81% due 03/01/27(2)	10,000	7,115
Banks-Super Regional — 0.5%
BAC Capital Trust XI Bank Guar. Notes 6.63% due 05/23/36	75,000	67,018
BAC Capital Trust XIII Bank Guar. Notes 0.65% due 03/15/12(2)(13)	27,000	16,677
BAC Capital Trust XV Bank Guar. Notes 1.06% due 06/01/56(2)	5,000	3,205
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	17,000	16,662
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	65,000	69,944
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	25,000	28,306
National City Corp. Senior Notes 4.90% due 01/15/15	3,000	3,065
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	5,000	5,101
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	50,000	55,949
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(2)(13)	10,000	7,048
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	5,000	4,956
USB Capital IX Company Guar. Bonds 6.19% due 04/15/11(2)(13)	17,000	13,664
USB Capital XIII Trust Company Guar. Notes 6.63% due 12/15/39	10,000	10,163

6

Wachovia Corp. Sub. Notes 5.63% due 10/15/16	5,000	5,112
Wachovia Corp. Notes 5.75% due 02/01/18	115,000	120,010
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	75,000	78,012
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	11,000	11,403
		516,295
Beverages-Non-alcoholic — 0.0%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	10,000	11,506
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.35% due 12/21/12	11,000	11,012
		22,518
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20*	22,000	22,446
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	50,000	58,540
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	25,000	31,612
		112,598
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	1,000	751
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(14)	2,977	2,233
Turner Broadcasting, Inc. Senior Notes 8.38% due 07/01/13	30,000	34,186
		37,170
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	15,000	14,512
Cable/Satellite TV — 0.5%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	1,466	1,726
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	2,000	2,053
Charter Communications Operating LLC/Charter Communications Operating Capital, Inc. Senior Notes 8.38% due 04/30/14*	17,000	17,467
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	100,000	115,270
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	4,000	4,205
Comcast Corp. Bonds 6.40% due 05/15/38	35,000	36,016
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	32,141
COX Communications, Inc. Notes 5.88% due 12/01/16*	10,000	10,585
COX Communications, Inc. Notes 6.25% due 06/01/18*	25,000	26,610
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	8,000	8,474
COX Communications, Inc.
Notes 7.13% due 10/01/12	5,000	5,554
COX Communications, Inc. Bonds 8.38% due 03/01/39*	35,000	43,581
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19*	75,000	76,282
Time Warner Cable, Inc. Company Guar. Notes 3.50% due 02/01/15	10,000	9,879
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	30,000	31,520
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	50,000	55,431
		476,794
Casino Hotels — 0.0%
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	5,000	5,550
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	4,888
		10,438
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	55,000	59,690
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	40,000	49,615
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	70,000	75,208

7

Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	4,000	4,055
		188,568
Chemicals-Diversified — 0.0%
Olin Corp. Senior Notes 8.88% due 08/15/19	1,000	1,073
Rohm & Haas Co. Notes 6.00% due 09/15/17	8,000	8,255
		9,328
Chemicals-Specialty — 0.0%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	23,000	23,954
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	5,000	4,888
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	2,000	1,925
		30,767
Coal — 0.0%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	5,000	5,288
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	6,000	6,188
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,081
		11,269
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	5,000	4,988
Clorox Co. Senior Notes 3.55% due 11/01/15	5,000	4,943
		9,931
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	5,000	5,125
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	7,000	7,453
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	5,000	3,406
Diversified Banking Institutions — 0.8%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	40,000	40,250
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	11,000	10,858
Bank of America Corp. Senior Notes 5.65% due 05/01/18	20,000	20,312
Bank of America Corp. Senior Notes 6.00% due 09/01/17	50,000	51,896
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	2,000	2,076
Bank of America Corp. Senior Notes 7.38% due 05/15/14	20,000	22,694
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	5,000	4,820
Citigroup, Inc. Senior Bonds
5.50% due 08/27/12	45,000	47,037
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	3,000	3,110
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	5,000	4,732
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	13,509
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	20,000	17,566
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	6,000	5,163
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	11,000	11,059
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	5,000	5,234
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	20,000	21,304
Citigroup, Inc. Sub. Notes 7.25% due 10/01/10	10,000	10,361
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	70,000	80,833
GMAC LLC Senior Notes 6.00% due 12/15/11	5,000	4,900
GMAC LLC Company Guar. Notes 6.88% due 09/15/11	11,000	10,835
GMAC LLC Sub. Notes 8.00% due 12/31/18	30,000	26,400
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	14,000	14,029
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	70,000	73,833

8

JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	15,000	16,501
Morgan Stanley Sub. Notes 4.75% due 04/01/14	50,000	50,287
Morgan Stanley Senior Notes 6.00% due 04/28/15	21,000	22,370
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	4,000	4,203
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	10,000	10,560
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	50,000	48,086
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	10,000	10,938
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	36,000	38,607
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	15,000	14,774
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	47,000	48,311
		767,448
Diversified Financial Services — 0.3%
Capmark Financial Group, Inc. Company Guar. Notes 5.86% due 05/10/12†(11)(15)	45,000	11,397
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13	500	510
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14	751	764
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	751	758
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	1,252	1,258
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	3,753	3,772
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	1,695	1,581
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	2,544	2,363
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	2,544	2,277
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	4,240	3,731
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	5,935	5,149
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	35,000	34,939
General Electric Capital Corp. Notes 5.63% due 05/01/18	40,000	40,990
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	12,000	11,111
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	60,000	64,674
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	14,000	13,220
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	50,000	51,634
		250,128
Diversified Manufacturing Operations — 0.0%
Acuity Brands Lighting, Inc. Company Guar. Notes 6.00% due 12/15/19*	10,000	9,614
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,131
Textron, Inc. Senior Notes 6.20% due 03/15/15	2,000	2,082
		17,827
Electric-Generation — 0.1%
Allegheny Energy Supply Co., LLC Senior Notes 6.75% due 10/15/39*	8,000	7,615
Edison Mission Energy Senior Notes 7.20% due 05/15/19	10,000	7,575
The AES Corp. Senior Notes 8.00% due 10/15/17	10,000	10,263
The AES Corp. Senior Notes 8.88% due 02/15/11	15,000	15,637
		41,090
Electric-Integrated — 0.4%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	7,000	6,874
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	23,000	26,187
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	25,000	25,736
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	50,000	53,027

9

Consolidated Edison Co. of New York, Inc. Senior Notes 5.50% due 12/01/39	5,000	4,863
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	11,000	11,461
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	5,000	5,760
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	1,000	1,108
Exelon Generation Co., LLC Senior Notes 5.20% due 10/01/19	20,000	20,009
Exelon Generation Co., LLC Senior Notes 6.25% due 10/01/39	5,000	5,094
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	6,000	6,503
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39	9,000	9,090
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	15,000	14,250
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	4,473	4,607
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	14,000	15,630
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	10,000	10,701
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series A 10.25% due 11/01/15	5,000	4,050
Union Electric Co. Sec. Notes 6.40% due 06/15/17	60,000	64,612
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	60,000	84,694
		374,256
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	80,000	80,793
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	5,000	5,087
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	4,000	4,190
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	11,000	11,268
		20,545
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	9,000	9,434
Electronics-Military — 0.0%
L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*	7,000	6,924
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	5,000	5,019
		11,943
Finance-Auto Loans — 0.0%
PACCAR Financial Corp. Notes 1.95% due 12/17/12	6,000	5,927
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes
5.40% due 04/28/13	20,000	19,991
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	4,000	3,750
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	50,000	59,253
Discover Financial Services Senior Notes 6.45% due 06/12/17	20,000	18,719
		77,972
Finance-Investment Banker/Broker — 0.5%
JP Morgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	50,000	45,887
Lazard Group LLC Senior Notes 6.85% due 06/15/17	60,000	60,383
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(2)(11)(13)(15)	6,000	2
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(11)(15)	7,000	1,365
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(15)	7,000	2
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(15)	10,000	3
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	25,000	26,307
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	8,000	7,841
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	15,000	15,135
Morgan Stanley Senior Notes 5.75% due 08/31/12	105,000	112,621

10

TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	15,000	14,829
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	6,000	6,346
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	40,000	42,503
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	16,000	17,441
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	30,000	33,518
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	25,000	28,696
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	45,000	48,383
		461,262
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	10,000	10,172
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	5,000	5,106
		15,278
Food-Misc. — 0.1%
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	4,000	4,522
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	50,000	53,887
		58,409
Food-Retail — 0.0%
Ahold Finance USA, LLC Company Guar. Notes 6.88% due 05/01/29	5,000	5,266
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	5,000	4,119
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	60,000	62,507
Sempra Energy Senior Notes 6.50% due 06/01/16	7,000	7,592
		70,099
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	15,000	12,487
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14†(3)(11)(15)	1,000	80
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	10,000	10,025
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(8)(10)	30,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	5,000	5,006
		5,006
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	10,000	10,252
USI Holdings Corp.
Senior Sub. Notes
9.75% due 05/15/15*	5,000	4,556
		14,808
Insurance-Life/Health — 0.3%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	5,000	4,967
Lincoln National Corp. Senior Notes 6.25% due 02/15/20	30,000	29,564
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	12,000	12,495
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	40,000	46,189
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	40,000	46,141
Principal Life Income Funding Trusts Senior Sec. Notes 0.46% due 11/08/13(2)	8,000	7,573
Prudential Financial, Inc. Notes 4.75% due 09/17/15	5,000	5,070
Prudential Financial, Inc. Senior Notes 6.00% due 12/01/17	4,000	4,127
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	4,000	4,304
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	60,000	67,270
Unum Group Senior Notes 7.13% due 09/30/16	5,000	5,180
		232,880
Insurance-Multi-line — 0.4%
Genworth Financial, Inc. Notes 5.75% due 06/15/14	5,000	4,782
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	5,000	5,187

11

Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	25,000	25,569
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	25,000	23,832
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	50,000	48,689
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	5,000	3,996
MetLife, Inc. Senior Notes 6.75% due 06/01/16	5,000	5,599
MetLife, Inc. Notes 7.72% due 02/15/19	65,000	76,384
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	10,000	10,081
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	66,000	69,673
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	20,000	17,919
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	60,000	59,740
		351,451
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	20,000	16,500
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	70,000	59,922
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	30,000	36,793
		113,215
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	70,000	78,611
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(2)	70,000	51,100
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	45,000	45,550
Markel Corp. Senior Notes 7.13% due 09/30/19	5,000	5,163
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	34,000	33,196
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	59,346
		272,966
Investment Management/Advisor Services — 0.1%
BlackRock, Inc. Senior Notes 2.25% due 12/10/12	10,000	9,956
BlackRock, Inc. Senior Notes 3.50% due 12/10/14	25,000	24,686
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	65,000	67,217
		101,859
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes
4.50% due 01/15/15	10,000	10,020
Boston Scientific Corp. Senior Notes
6.25% due 11/15/15	5,000	5,375
Boston Scientific Corp. Senior Notes 7.38% due 01/15/40	10,000	10,744
		26,139
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	45,000	50,132
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	75,000	82,414
		132,546
Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12*	5,000	5,155
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	10,000	10,928
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	10,000	10,318
Medical-Hospitals — 0.0%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	10,000	10,350
HCA, Inc. Senior Notes 7.50% due 11/15/95	5,000	3,951
HCA, Inc. Senior Notes 8.50% due 04/15/19*	10,000	10,775
		25,076

12

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	40,000	43,593
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	5,000	5,475
Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 6.25% due 10/01/39	8,000	8,010
Multimedia — 0.3%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	15,000	17,424
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	5,000	4,975
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	75,000	84,507
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	5,000	5,454
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	35,000	41,461
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	9,000	10,759
Time Warner, Inc. Bonds 6.63% due 05/15/29	70,000	72,989
Viacom, Inc. Senior Notes 6.13% due 10/05/17	70,000	75,499
		313,068
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	5,000	4,781
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	5,000	5,325
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	12,000	12,540
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	10,000	9,938
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	4,000	4,400
		32,203
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	5,000	5,099
Xerox Corp. Senior Notes 4.25% due 02/15/15	7,000	6,951
Xerox Corp. Senior Notes 5.50% due 05/15/12	60,000	63,409
Xerox Corp. Senior Notes 5.63% due 12/15/19	10,000	9,986
Xerox Corp. Senior Notes 6.75% due 12/15/39	7,000	7,053
Xerox Corp. Senior Notes 8.25% due 05/15/14	15,000	17,207
		109,705
Oil Companies-Exploration & Production — 0.2%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	30,000	30,525
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	32,000	34,655
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	70,000	74,667
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	40,000	47,116
		186,963
Oil Companies-Integrated — 0.1%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	60,000	66,481
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	5,000	5,668
Hess Corp. Senior Notes 6.00% due 01/15/40	10,000	9,902
		82,051
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	5,000	5,063
International Paper Co. Senior Notes 9.38% due 05/15/19	20,000	24,583
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	50,000	54,925
		84,571
Pharmacy Services — 0.0%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	25,000	27,278
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	10,000	10,500
Pipelines — 0.2%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	25,250

13

Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,650
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	5,000	5,281
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	75,000	81,516
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	8,000	8,256
Plains All American Pipeline LP Company Guar. Notes 5.75% due 01/15/20	5,000	5,004
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	17,205
		152,162
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	60,000	65,600
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(11)(15)	5,000	50
Real Estate Investment Trusts — 0.5%
AvalonBay Communities, Inc. Senior Notes 5.70% due 03/15/17	25,000	25,361
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	15,000	15,289
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	25,000	25,403
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	50,000	50,087
Kimco Realty Corp. Notes 5.58% due 11/23/15	50,000	49,255
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	10,000	9,633
Liberty Property LP Senior Notes 8.50% due 08/01/10	60,000	61,609
Realty Income Corp. Senior Notes 6.75% due 08/15/19	50,000	48,961
Simon Property Group LP Notes 5.30% due 05/30/13	40,000	41,272
Simon Property Group LP Senior Notes 6.75% due 05/15/14	15,000	15,985
Simon Property Group LP Senior Notes 10.35% due 04/01/19	20,000	25,121
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	70,000	71,063
		439,039
Real Estate Management/Services — 0.0%
AMB Property LP Company Guar. Notes 6.63% due 12/01/19	5,000	4,904
Real Estate Operations & Development — 0.1%
ERP Operating LP Notes 5.75% due 06/15/17	50,000	50,006
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	28,326
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	25,000	23,937
		102,269
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(9)(11)(15)	10,000	52
Rental Auto/Equipment — 0.1%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	50,000	48,941
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	5,000	5,006
		53,947
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	5,000	3,800
Retail-Drug Store — 0.1%
CVS Caremark Corp. Notes 6.60% due 03/15/19	30,000	32,829
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	33,627	33,804
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	4,000	4,190
		70,823
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	5,000	4,446
Special Purpose Entities — 0.1%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	25,000	29,062
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	12,000	12,780
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	3,650

14

TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	4,000	4,105
		49,597
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	5,000	5,050
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	5,000	5,206
		10,256
Telecom Services — 0.1%
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	10,387
Qwest Corp. Senior Notes 8.88% due 03/15/12	10,000	10,750
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	58,739
		79,876
Telephone-Integrated — 0.2%
AT&T, Inc. Notes 5.10% due 09/15/14	30,000	32,270
AT&T, Inc. Senior Notes 5.63% due 06/15/16	5,000	5,371
AT&T, Inc. Senior Notes 6.30% due 01/15/38	25,000	25,393
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	12,000	12,298
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	4,913
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	6,000	4,987
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	1,000	943
Verizon Communications, Inc. Notes 6.40% due 02/15/38	50,000	52,270
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	6,000	6,615
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	5,000	5,192
		150,252
Television — 0.1%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	1,000	984
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	4,000	4,314
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	55,000	62,525
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13*(2)(9)(11)(15)	6,062	99
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(11)(15)	5,000	17
		67,939
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	20,000	24,373
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	45,000	55,627
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	20,000	21,113
		101,113
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	5,000	3,844
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 07/02/20	2,381	1,905
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	44,351	34,594
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	2,588	2,252
		38,751
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	8,000	8,169
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.15% due 05/01/37	5,000	5,066
CSX Corp. Senior Notes 6.75% due 03/15/11	5,000	5,310
		10,376
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	10,000	9,662
Total U.S. CORPORATE BONDS & NOTES (cost $7,562,447)		7,966,546

15

FOREIGN CORPORATE BONDS & NOTES — 1.7%
Banks-Commercial — 0.1%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	10,000	9,927
Barclays Bank PLC Senior Notes 2.50% due 01/23/13	15,000	14,983
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	5,000	5,109
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(2)(13)	20,000	15,000
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC Senior Notes 2.13% due 12/21/12	10,000	9,949
Groupe BPCE Notes 4.15% due 03/30/10(2)(13)	15,000	9,150
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	10,000	10,348
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(2)(13)	20,000	12,250
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	5,000	5,082
		91,798
Banks-Money Center — 0.1%
Bank of Scotland PLC Senior Sub. Notes 0.69% due 05/28/10(2)(13)	20,000	9,700
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	100,000	105,300
		115,000
Beverages-Non-alcoholic — 0.0%
Coca-Cola Amatil, Ltd. Company Guar. Notes 3.25% due 11/02/14*	4,000	3,949
Brewery — 0.1%
Cia de Bebidas das Americas Notes 8.75% due 09/15/13	75,000	87,000
Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40*	35,000	34,321
Cellular Telecom — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	55,000	61,596
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(8)(10)	10,000	0
Diversified Banking Institutions — 0.2%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(2)(13)	5,000	4,050
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	100,000	108,527
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/19	100,000	99,679
		212,256
Diversified Minerals — 0.0%
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	5,000	5,825
Electric-Integrated — 0.2%
Electricite de France Notes 5.50% due 01/26/14*	7,000	7,610
Electricite de France Notes 6.50% due 01/26/19*	60,000	67,357
Electricite de France Notes 6.95% due 01/26/39*	11,000	13,009
Enel Finance International SA Company Guar. Notes 5.13% due 10/07/19*	100,000	100,618
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	5,000	5,026
TransAlta Corp. Senior Notes 4.75% due 01/15/15	8,000	8,056
		201,676
Finance-Other Services — 0.0%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	8,000	8,219
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	6,000	5,971
		14,190
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.57% due 07/15/14(2)(13)	12,000	6,086
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	13,710
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	9,000	8,414
		28,210
Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	7,000	7,520
Inco, Ltd. Bonds 7.20% due 09/15/32	30,000	30,029
Inco, Ltd. Senior Notes 7.75% due 05/15/12	5,000	5,501

16

Noranda, Inc. Notes 6.00% due 10/15/15	6,000		6,408
			49,458
Oil Companies-Exploration & Production — 0.1%
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	40,000		50,117
Nexen, Inc. Senior Notes 5.88% due 03/10/35	5,000		4,720
Nexen, Inc. Senior Notes 6.20% due 07/30/19	10,000		10,581
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	10,000		8,200
			73,618
Oil Companies-Integrated — 0.0%
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	30,000		30,539
Total Capital SA Company Guar. Notes 3.13% due 10/02/15	6,000		5,909
			36,448
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	50,000		50,348
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(3)	5,000		5,137
Special Purpose Entity — 0.1%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	100,000		111,336
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	25,000		25,796
ArcelorMittal Senior Notes 9.85% due 06/01/19	20,000		25,743
			51,539
Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	50,000		51,671
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	50,000		64,305
France Telecom SA Bonds 7.75% due 03/01/11	40,000		42,871
France Telecom SA Notes 8.50% due 03/01/31	40,000		53,233
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	21,000		21,766
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	21,000		21,956
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	60,000		63,508
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	35,000		40,297
			359,607
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	30,000		38,097
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes
6.90% due 07/15/28	5,000		5,768
Total Foreign Corporate Bonds & Notes (cost $1,544,333)			1,637,177
FOREIGN GOVERNMENT AGENCIES — 0.7%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	650,000	339,385
Federal Republic of Brazil Notes 8.00% due 01/15/18	47,222		53,881
Federal Republic of Brazil Notes 11.00% due 08/17/40	35,000		46,637
Republic of Argentina Bonds 8.28% due 12/31/33	25,378		18,970
Republic of Colombia Bonds 6.13% due 01/18/41	100,000		92,750
Republic of Turkey Senior Bonds 11.88% due 01/15/30	20,000		32,300
Republic of Venezuela Bonds 9.25% due 09/15/27	40,000		29,200
Russian Federation Senior Bonds 7.50% due 03/31/30(3)	28,200		31,831
United Mexican States Notes 5.95% due 03/19/19	20,000		21,150
Total Foreign Government Agencies (cost $575,901)			666,104
LOANS — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. BTL-B 3.24% due 12/16/13(2)(17)(18)	3,633		3,375

17

Ford Motor Co. BTL-B 3.51% due 12/16/13(2)(17)(18)	59,180	54,989
Total Loans (cost $62,813)		58,364
MUNICIPAL BONDS & NOTES — 0.2%
Municipal Bonds — 0.2%
California State General Obligation Bonds 6.20% due 10/01/19	25,000	24,123
California State Build America General Obligation Bonds 7.55% due 04/01/39	95,000	92,062
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	65,000	72,784
Total Municipal Bonds & Notes (cost $195,149)		188,969
U.S. GOVERNMENT AGENCIES — 7.1%
Federal Home Loan Mtg. Corp. — 2.4%
4.50% due 01/01/39	27,256	27,219
5.00% due 03/01/19	7,428	7,819
5.00% due 07/01/21	271,180	285,111
5.00% due 06/01/34	57,200	58,839
5.00% due 07/01/35	18,014	18,507
5.00% due 10/01/35	96,854	99,508
5.00% due 12/01/35	399,348	410,289
5.00% due 01/01/37	14,331	14,712
5.00% due 03/01/38	38,811	39,844
5.00% due 05/01/38	589,046	604,690
5.00% due 07/01/39	24,832	25,489
5.50% due 07/01/34	35,537	37,384
5.50% due 09/01/37	50,834	53,310
5.50% due 01/01/38	53,166	55,797
5.50% due 07/01/38	29,997	31,458
5.94% due 10/01/36(2)	78,018	82,787
6.00% due 12/01/33	46,311	49,611
6.00% due 08/01/36	54,938	58,406
6.50% due 05/01/16	1,850	1,983
6.50% due 05/01/29	3,788	4,101
6.50% due 03/01/36	23,392	25,066
6.50% due 05/01/36	773	829
6.50% due 11/01/37	41,987	44,982
7.00% due 04/01/32	6,781	7,461
7.50% due 08/01/23	680	762
7.50% due 04/01/28	3,174	3,574
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(6)	21,564	21,963
Series 2586, Class NK
3.50% due 08/15/16(6)	7,841	7,991
Series 3102, Class PG
5.00% due 11/15/28(6)	40,000	42,144
Series 3117, Class PD
5.00% due 09/15/31(6)	55,000	57,739
Series 3349, Class HB
5.50% due 06/15/31(6)	52,000	55,042
Series 1577, Class PK
6.50% due 09/15/23(6)	20,000	21,583
Series 1226, Class Z
7.75% due 03/15/22(6)	1,396	1,507
		2,257,507
Federal National Mtg. Assoc. — 3.9%
4.50% due 11/01/22	96,130	99,776
4.50% due 01/01/39	28,203	28,182
4.50% due 06/01/39	393,282	392,954
4.56% due 01/01/15	196,777	205,281
4.85% due 11/01/15	211,689	222,112
5.00% due 03/15/16	11,000	11,957
5.00% due 06/01/19	3,767	3,964
5.00% due 05/01/35	6,021	6,191
5.00% due 09/01/35	121,929	125,364
5.00% due 10/01/35	437,940	450,280
5.00% due 07/01/37	49,931	51,299
5.00% due January TBA	45,000	46,174
5.50% due 03/01/18	8,159	8,700
5.50% due 06/01/19	15,967	17,022
5.50% due 11/01/20	18,480	19,678
5.50% due 04/01/21	293,662	311,594
5.50% due 11/01/22	24,015	25,448
5.50% due 06/01/34	23,095	24,274
5.50% due 06/01/35	588,961	618,655
5.50% due 02/01/36(2)	25,659	26,891
5.50% due 06/01/36	380,035	399,848
5.50% due 08/01/36	54,995	57,673
5.50% due 11/01/36	10,570	11,084
5.50% due 07/01/38	94,346	98,867
5.50% due January TBA	60,000	62,803
5.92% due 10/01/11	48,514	51,024
6.00% due 06/01/17	13,976	14,978
6.00% due 12/01/33	42,618	45,522
6.00% due 05/01/34	2,934	3,129
6.00% due 06/01/35	3,551	3,778
6.19% due 07/01/11	12,256	12,824
6.50% due 08/01/17	28,343	30,770
6.50% due 09/01/32	41,725	45,089
6.50% due 04/01/34	17,877	19,246
6.50% due 10/01/37	5,271	5,651
7.00% due 06/01/37	136,062	149,289
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(6)	54,000	56,411
		3,763,782
Government National Mtg. Assoc. — 0.8%
4.50% due January TBA	600,000	600,375
6.00% due 11/15/31	94,960	101,443
7.00% due 05/15/33	23,631	26,080
7.50% due 01/15/32	8,373	9,437
8.00% due 01/15/31	378	435
8.50% due 11/15/17	1,089	1,190
9.00% due 11/15/21	451	515
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50%due 09/16/35(6)	482	539
Series 2005-74, Class HC
7.50%due 09/16/35(6)	5,941	6,607
		746,621
Total U.S. Government Agencies (cost $6,505,223)		6,767,910
U.S. GOVERNMENT TREASURIES — 0.9%
United States Treasury Bonds — 0.4%
3.50% due 02/15/39	11,000	9,010
4.25% due 05/15/39	88,000	82,555
4.38% due 02/15/38(16)	206,000	197,760
4.50% due 05/15/38	12,000	11,750
4.50% due 08/15/39	21,000	20,524
5.25% due 11/15/28	18,000	19,505

18

8.13% due 08/15/19	4,000	5,384
		346,488
United States Treasury Notes — 0.5%
1.13% due 12/15/12	5,000	4,920
1.50% due 10/31/10	150,000	151,324
2.13% due 11/30/14	6,000	5,858
2.38% due 09/30/14	3,000	2,975
2.75% due 11/30/16	5,000	4,814
2.75% due 02/15/19	15,000	13,809
3.00% due 08/31/16	3,000	2,951
3.13% due 05/15/19	3,000	2,841
3.25% due 07/31/16	200,000	200,359
3.38% due 11/15/19	18,000	17,314
3.63% due 08/15/19	2,000	1,966
3.75% due 11/15/18	80,000	79,994
		489,125
Total U.S. Government Treasuries (cost $898,617)		835,613
EXCHANGE TRADED FUNDS — 1.1%
Commodity Funds — 0.5%
United States Natural Gas Fund, LP†	48,800	491,904
Index Fund-Large Cap — 0.2%
iPath S&P 500 VIX Short-Term Futures†	4,400	149,908
Index Fund-Small Cap — 0.4%
ProShares Short Russell 2000†	9,200	407,744
Total Exchange Traded Funds (cost $1,076,960)		1,049,556
Total Long-Term Investment Securities (cost $76,008,387)		88,725,730
REPURCHASE AGREEMENTS — 8.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $487,000 and collateralized by $485,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $504,546	487,000	487,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $691,000 and collateralized by $705,000 of United States Treasury Bills, bearing interest at 0.05%, due 03/18/10 and having an approximate value of $704,930	691,000	691,000
Banc of America Securities Joint Repurchase Agreement (19)	2,140,000	2,140,000
State Street Bank & Trust Co. Joint Repurchase Agreement (19)	4,000,000	4,000,000
UBS Securities LLC Joint Repurchase Agreement (19)	351,000	351,000
Total Repurchase Agreements (cost $7,669,000)		7,669,000
TOTAL INVESTMENTS (cost $83,677,387)(20)	101.2%	96,394,730
Liabilities in excess of other assets	(1.2)	(1,130,786)
NET ASSETS	100.0%	$95,263,944

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $1,921,203 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $4,488,228 representing 4.7% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2009.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Commercial Mortgage Backed Security
(5)	Variable Rate Security - the rate reflected is as of December 31, 2009, maturity date reflects the stated maturity date.
(6)	Collateralized Mortgage Obligation
(7)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2009, the Multi-Managed Growth Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$2,700	$54.00	0.00%

(8)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $2,700 representing 0.0% of net assets.
(9)	Income may be received in cash or additional shares/bonds at the discretion of the issuer.
(10)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 1.
(11)	Company has filed for Chapter 11 bankruptcy protection.
(12)	Security in default of interest and principal at maturity
(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(15)	Bond in default
(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

19

(17)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(18)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(19)	See Note 2 for details of Joint Repurchase Agreements.
(20)	See Note 4 for cost of investments on a tax basis.
(21)	Denominated in United States dollars unless otherwise indicated.
ADR	— American Depository Receipt
BTL	— Bank Term Loan
FDIC	— Federal Deposit Insurance Corporation
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of December 31, 2009	Unrealized Appreciation (Depreciation)
12	Long	Australian 10 YR Bonds	March 2010	$7,788,653	$7,778,716	$(9,937)
6	Short	Long Gilt Futures	March 2010	1,134,473	1,108,917	25,556
3	Short	U.S. Treasury 2 YR Notes	March 2010	649,400	648,797	603
4	Long	U.S. Treasury 5 YR Notes	March 2010	461,908	457,531	(4,377)
2	Short	U.S. Treasury 10 YR Notes	March 2010	234,779	230,906	3,873
2	Short	U.S. Treasury Long Bonds	March 2010	236,188	230,750	5,438
						$21,156

Open Forward Foreign Currency Contracts
Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation
JPY	25,500,000	USD	284,486	3/17/2010	$10,590
* USD	133,125	BRL	240,000	3/17/2010	2,754
					13,344

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	(Depreciation)
* BRL	560,000	USD	315,315	3/17/2010	$(1,736)
USD	276,054	GBP	170,000	3/17/2010	(1,591)
USD	205,796	MXN	2,715,000	3/17/2010	(1,859)
USD	191,135	INR	8,840,000	1/25/2010	(1,453)
					(6,639)
Net Unrealized Appreciation (Depreciation)					$6,705

*                      Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

GBP — Pound Sterling

INR — Indian Rupee

MXN — Mexican Peso

JPY — Japanese Yen

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$9,049,810	$—		$—	$9,049,810
Medical-Biomedical/Gene	5,062,824	—		—	5,062,824
Other Industries*	45,372,421	4,488,228	+	—	49,860,649
Preferred Stocks	1,163,190	—		—	1,163,190
Asset Backed Securities	—	4,416,318		—	4,416,318
Convertible Bonds & Notes	—	—		2,700	2,700
U.S. Corporate Bonds & Notes	—	7,916,721		49,825	7,966,546
Foreign Corporate Bonds & Notes	—	1,637,177		0	1,637,177
Foreign Government Agencies	—	666,104		—	666,104
Loans	—	58,364		—	58,364
Municipal Bonds & Notes	—	188,969		—	188,969
U.S. Government Agencies	—	6,767,910		—	6,767,910
U.S. Government Treasuries	835,613	—		—	835,613
Exchange Traded Funds	1,049,556	—		—	1,049,556
Repurchase Agreements	—	7,669,000			7,669,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	35,470	—		—	35,470
Open Futures Contracts - Depreciation	(14,314)	—		—	(14,314)
Open Forward Foreign Currency Contracts - Appreciation	—	13,344		—	13,344
Open Forward Foreign Currency Contracts - Depreciation	—	(6,639)		—	(6,639)

Total	$62,554,569	$33,815,497		$52,525	$96,422,591

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
@

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes

Balance as of 3/31/2009	$54,750	$1,000	$47,543	$0
Accrued discounts/premiums	—	—	96	—
Realized gain(loss)	1	—	1,647	—
Change in unrealized appreciation(depreciation)	30,703	1,700	8,721	—
Net purchases(sales)	(50,000)	—	(5,949)	—
Transfers in and/or out of Level 3	(35,454)	—	(2,233)	—
Balance as of 12/31/2009	$—	$2,700	$49,825	$0

See Notes to Portfolio of Investments

20

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE GROWTH PORTFOLIO
Portfolio of Investments — December 31, 2009
(unaudited)

Security Description	Shares/ Principal Amount(21)	Market Value (Note 1)
COMMON STOCK — 52.5%
Aerospace/Defense — 0.0%
The Boeing Co.	300	16,239
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	2,700	187,407
Agricultural Chemicals — 1.2%
Monsanto Co.	22,555	1,843,871
Potash Corp. of Saskatchewan, Inc.	2,600	282,100
		2,125,971
Apparel Manufacturers — 0.1%
Coach, Inc.	3,400	124,202
Applications Software — 0.3%
Microsoft Corp.	17,000	518,330
Auto-Heavy Duty Trucks — 0.4%
Force Protection, Inc.†	137,706	717,448
Auto/Truck Parts & Equipment-Original — 0.1%
Titan International, Inc.	25,918	210,195
Banks-Commercial — 0.5%
Regions Financial Corp.	7,400	39,146
Standard Chartered PLC(1)	33,406	836,573
		875,719
Banks-Fiduciary — 0.2%
State Street Corp.	7,100	309,134
The Bank of New York Mellon Corp.	2,501	69,953
		379,087
Banks-Super Regional — 0.7%
Capital One Financial Corp.	5,900	226,206
Fifth Third Bancorp	16,500	160,875
PNC Financial Services Group, Inc.	5,100	269,229
SunTrust Banks, Inc.	4,300	87,247
US Bancorp	7,300	164,323
Wells Fargo & Co.	12,600	340,074
		1,247,954
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	2,200	133,760
The Coca-Cola Co.	4,300	245,100
		378,860
Brewery — 1.3%
Anheuser-Busch InBev NV(1)	47,950	2,477,294
Casino Hotels — 0.1%
Wynn Resorts, Ltd.	4,400	256,212
Casino Services — 0.1%
International Game Technology	8,000	150,160
Cellular Telecom — 0.1%
Syniverse Holdings, Inc.†	14,600	255,208
Chemicals-Diversified — 0.5%
Celanese Corp., Class A	3,800	121,980
E.I. du Pont de Nemours & Co.	2,600	87,542
Israel Chemicals, Ltd.(1)	40,006	522,341
The Dow Chemical Co.	10,300	284,589
		1,016,452
Commercial Services — 0.1%
DynCorp International, Inc., Class A†	18,419	264,313
Commercial Services-Finance — 0.0%
Mastercard, Inc., Class A	300	76,794
Computers — 6.4%
Apple, Inc.†	35,327	7,449,051
Dell, Inc.†	8,200	117,752
Hewlett-Packard Co.	7,300	376,023
Research In Motion, Ltd.†	54,372	3,672,285
		11,615,111
Computers-Memory Devices — 0.1%
EMC Corp.†	11,200	195,664
Consulting Services — 1.1%
FTI Consulting, Inc.†	13,700	646,092
Huron Consulting Group, Inc.†	14,500	334,080
Navigant Consulting, Inc.†	21,039	312,639
Watson Wyatt Worldwide, Inc., Class A†	15,755	748,678
		2,041,489
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co.†	5,082	54,377
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	900	73,935
The Procter & Gamble Co.	5,500	333,465
		407,400
Cruise Lines — 0.1%
Carnival Corp.†	6,900	218,661
Royal Caribbean Cruises, Ltd.†	2,000	50,560
		269,221
Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	3,900	329,043
Diversified Banking Institutions — 3.0%
Bank of America Corp.	113,369	1,707,337
JPMorgan Chase & Co.	43,855	1,827,438
Morgan Stanley	10,700	316,720
The Goldman Sachs Group, Inc.	9,320	1,573,589
		5,425,084
Diversified Manufacturing Operations — 0.3%
Eaton Corp.	1,800	114,516
General Electric Co.	7,100	107,423
Honeywell International, Inc.	3,400	133,280
Parker Hannifin Corp.	3,200	172,416
		527,635
Diversified Minerals — 0.5%
Vale SA ADR	33,145	962,199
E-Commerce/Products — 0.1%
Vitacost.com, Inc.†	26,400	275,088
Electric Products-Misc. — 0.0%
Emerson Electric Co.	1,300	55,380
Electric-Integrated — 0.1%
Dominion Resources, Inc.	2,100	81,732
FPL Group, Inc.	1,300	68,666
Progress Energy, Inc.	1,500	61,515
		211,913
Electronic Components-Semiconductors — 1.0%
Advanced Analogic Technologies, Inc.†	115,601	455,468
Avago Technologies, Ltd.†	19,500	356,655
Broadcom Corp., Class A†	2,700	84,915
Intel Corp.	15,900	324,360
MEMC Electronic Materials, Inc.†	18,200	247,884
Micron Technology, Inc.†	19,400	204,864
Texas Instruments, Inc.	3,700	96,422
		1,770,568
Electronic Connectors — 0.2%
Amphenol Corp., Class A	6,546	302,294
Electronic Forms — 0.2%
Adobe Systems, Inc.†	9,300	342,054
Enterprise Software/Service — 2.0%
Novell, Inc.†	161,400	669,810

1

Oracle Corp.	119,265	2,926,763
		3,596,573
Entertainment Software — 0.1%
Activision Blizzard, Inc.†	23,300	258,863
Finance-Investment Banker/Broker — 0.3%
Broadpoint Gleacher Securities, Inc.†	103,300	460,718
The Charles Schwab Corp.	2,710	51,002
		511,720
Finance-Other Services — 0.9%
CME Group, Inc.	3,320	1,115,354
The NASDAQ OMX Group, Inc.†	28,000	554,960
		1,670,314
Food-Dairy Products — 0.4%
Dean Foods Co.†	45,100	813,604
Food-Misc. — 0.9%
American Italian Pasta Co., Class A†	5,900	205,261
Kellogg Co.	1,300	69,160
Kraft Foods, Inc., Class A	3,500	95,130
Ralcorp Holdings, Inc.†	10,800	644,868
Smart Balance, Inc.†	95,500	573,000
		1,587,419
Food-Wholesale/Distribution — 0.1%
Spartan Stores, Inc.	9,878	141,157
Gold Mining — 0.0%
Barrick Gold Corp.	1,500	59,070
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	1,100	32,791
Marriott International, Inc., Class A	12,529	341,415
Starwood Hotels & Resorts Worldwide, Inc.	4,800	175,536
		549,742
Human Resources — 0.1%
Monster Worldwide, Inc.†	5,400	93,960
Identification Systems — 0.4%
Cogent, Inc.†	64,100	665,999
Independent Power Producers — 0.0%
Mirant Corp.†	31	473
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	2,600	129,376
Insurance-Multi-line — 0.5%
ACE, Ltd.†	13,210	665,784
MetLife, Inc.	6,000	212,100
		877,884
Internet Application Software — 0.3%
S1 Corp.†	90,960	593,059
Internet Infrastructure Software — 0.4%
TeleCommunication Systems, Inc., Class A†	77,737	752,494
Investment Management/Advisor Services — 0.2%
Franklin Resources, Inc.	1,200	126,420
T. Rowe Price Group, Inc.	3,400	181,050
		307,470
Medical Imaging Systems — 0.4%
Merge Healthcare, Inc.†	198,060	665,482
Medical Information Systems — 0.1%
Medidata Solutions, Inc.†	11,501	179,416
Medical Instruments — 0.0%
St. Jude Medical, Inc.†	1,600	58,848
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,500	90,570
Medical Products — 0.2%
Baxter International, Inc.	1,200	70,416
Johnson & Johnson	5,300	341,373
		411,789
Medical-Biomedical/Gene — 3.6%
Amgen, Inc.†	5,200	294,164
Celgene Corp.†	46,765	2,603,875
Genzyme Corp.†	1,800	88,218
Gilead Sciences, Inc.†	62,120	2,688,554
Martek Biosciences Corp.†	41,900	793,586
Myriad Genetics, Inc.†	1,700	44,370
Vertex Pharmaceuticals, Inc.†	1,400	59,990
		6,572,757
Medical-Drugs — 1.0%
Abbott Laboratories	4,300	232,157
Merck & Co., Inc.	8,300	303,282
Pfizer, Inc.	17,200	312,868
Roche Holding AG(1)	5,473	931,046
		1,779,353
Medical-Nursing Homes — 0.4%
Sun Healthcare Group, Inc.†	74,500	683,165
Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	20,885	2,304,660
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,337	187,638
Multimedia — 1.0%
News Corp., Class A	111,125	1,521,301
The Walt Disney Co.	6,400	206,400
Time Warner, Inc.	4,500	131,130
		1,858,831
Networking Products — 1.9%
BigBand Networks, Inc.†	123,200	423,808
Cisco Systems, Inc.†	129,425	3,098,435
		3,522,243
Oil Companies-Exploration & Production — 0.9%
Apache Corp.	1,700	175,389
Continental Resources, Inc.†	1,900	81,491
Denbury Resources, Inc.†	18,700	276,760
Devon Energy Corp.	1,800	132,300
EOG Resources, Inc.	1,400	136,220
Occidental Petroleum Corp.	2,000	162,700
Petrohawk Energy Corp.†	1,900	45,581
Plains Exploration & Production Co.†	18,700	517,242
Range Resources Corp.	700	34,895
Southwestern Energy Co.†	1,900	91,580
		1,654,158
Oil Companies-Integrated — 1.3%
Chevron Corp.	2,800	215,572
ConocoPhillips	2,500	127,675
Exxon Mobil Corp.	5,700	388,683
Hess Corp.	4,800	290,400
Marathon Oil Corp.	800	24,976
Petroleo Brasileiro SA ADR	23,650	1,127,632
Suncor Energy, Inc.	7,205	254,409
		2,429,347
Oil-Field Services — 0.7%
Cal Dive International, Inc.†	90,900	687,204
Schlumberger, Ltd.	6,000	390,540

2

Smith International, Inc.	3,200	86,944
Weatherford International, Ltd.†	5,700	102,087
		1,266,775
Optical Supplies — 0.8%
Alcon, Inc.	8,610	1,415,054
Pharmacy Services — 0.7%
Express Scripts, Inc.†	3,100	267,995
Medco Health Solutions, Inc.†	500	31,955
Omnicare, Inc.	37,400	904,332
		1,204,282
Poultry — 0.4%
Sanderson Farms, Inc.	15,596	657,527
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.†	12,981	151,488
Real Estate Operations & Development — 0.2%
Hang Lung Properties, Ltd.(1)	99,000	386,789
Rental Auto/Equipment — 0.3%
Aaron’s Inc.	18,000	499,140
Retail-Apparel/Shoe — 0.7%
Hot Topic, Inc.†	94,400	600,384
The Children’s Place Retail Stores, Inc.†	8,300	273,983
Wet Seal, Inc., Class A†	122,396	422,266
		1,296,633
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	17,700	716,496
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	2,800	108,164
Retail-Building Products — 0.1%
Home Depot, Inc.	7,600	219,868
Retail-Computer Equipment — 0.6%
GameStop Corp., Class A†	48,900	1,072,866
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,300	209,138
Retail-Convenience Store — 0.3%
The Pantry, Inc.†	45,800	622,422
Retail-Discount — 0.2%
Target Corp.	6,600	319,242
Wal-Mart Stores, Inc.	1,600	85,520
		404,762
Retail-Drug Store — 0.8%
CVS Caremark Corp.	46,078	1,484,172
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	4,600	122,406
Retail-Regional Department Stores — 0.4%
Kohl’s Corp.†	12,820	691,383
Macy’s, Inc.	2,500	41,900
		733,283
Retail-Restaurants — 0.3%
Burger King Holdings, Inc.	24,364	458,531
Darden Restaurants, Inc.	2,000	70,140
		528,671
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	11,900	295,953
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,530	63,263
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC(1)	11,520	624,129
Software Tools — 0.1%
VMware, Inc. Class A†	3,400	144,092
Specified Purpose Acquisitions — 0.2%
DJSP Enterprises, Inc.†	35,200	315,040
Steel-Producers — 0.1%
United States Steel Corp.	3,000	165,360
Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	37,491	723,951
Harmonic, Inc.†	59,400	376,002
		1,099,953
Telecom Services — 1.3%
Neutral Tandem, Inc.†	45,500	1,035,125
Premiere Global Services, Inc.†	68,400	564,300
TW Telecom, Inc.†	42,735	732,478
		2,331,903
Telephone-Integrated — 0.2%
AT&T, Inc.	8,107	227,239
Verizon Communications, Inc.	3,000	99,390
		326,629
Theaters — 0.2%
Regal Entertainment Group, Class A	29,500	425,980
Tobacco — 0.0%
Altria Group, Inc.	2,800	54,964
Transport-Rail — 0.2%
Union Pacific Corp.	4,600	293,940
Transport-Services — 0.4%
United Parcel Service, Inc., Class B	11,500	659,755
Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co., Class A	16,510	721,487
Web Portals/ISP — 1.5%
Google, Inc., Class A†	3,955	2,452,021
Yahoo!, Inc.†	23,307	391,091
		2,843,112
Wireless Equipment — 0.8%
Crown Castle International Corp.†	25,600	999,424
Nokia Oyj ADR	5,100	65,535
QUALCOMM, Inc.	7,300	337,698
		1,402,657
Total Common Stock (cost $78,995,730)		95,937,952
PREFERRED STOCK — 0.9%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(2)	1,164	23,524
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	900	19,809
Diversified Banking Institutions — 0.5%
Bank of America Corp. 10.00%	55,735	831,566
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(3)	1,073	25,602
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.†	500	525

3

Oil Companies-Integrated — 0.3%
Petroleo Brasileiro SA ADR	14,182	601,175
Special Purpose Entities — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(2)	2,800	54,796
Zurich RegCaPS Funding Trust VI 0.99%*(2)	75	51,844
		106,640
Total Preferred Stock (cost $1,583,203)		1,608,841
ASSET BACKED SECURITIES — 8.1%
Diversified Financial Services — 8.1%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	$325,000	334,597
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	20,441	20,673
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	44,615	45,600
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	80,543	81,820
Avis Budget Rental Car Funding AESOP Funding II LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	265,000	269,896
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(4)	265,000	268,137
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(4)(5)	80,000	78,567
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(4)	38,000	26,120
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.27% due 10/10/45*(4)(5)	110,000	90,801
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(4)	55,000	55,177
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(4)	375,000	323,615
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.23% due 04/15/12(2)	8,525	8,504
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.24% due 12/15/12(2)	208,331	206,477
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.26% due 05/15/13(2)	135,010	133,370
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.27% due 10/15/12(2)	48,811	48,396
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	52,144	52,494
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	19,891	20,094
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.03% due 07/25/37(5)(6)	69,799	58,779
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(2)(6)	228,114	159,837
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.22% due 07/15/44(4)(5)	225,000	224,614
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(4)	95,000	101,295
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(4)(5)	400,000	392,236
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(6)	190,757	152,427
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(6)	107,640	94,322
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.54% due 02/15/39(4)(5)	500,000	492,522
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(4)	160,000	163,173
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(4)	240,000	229,809
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 5.33% due 05/25/35(5)(6)	259,347	210,919
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(4)	330,000	319,991
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.53% due 03/06/20*(2)(4)	155,000	122,120
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	500,000	491,338
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(4)	500,000	456,007
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.20% due 04/25/35(5)(6)	110,413	90,718
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.15% due 01/25/36(5)(6)	153,236	117,616

4

GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.93% due 03/25/47(5)(6)	85,333	55,880
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.48% due 11/25/11*(2)	70,000	69,026
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	150,000	149,873
Impac CMB Trust, Series 2005-4, Class 1A1A 0.77% due 05/25/35(2)(6)	164,104	109,628
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	266,093	265,820
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	110,000	79,787
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	35,000	30,491
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(4)	200,000	190,103
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(4)(5)	530,000	510,729
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(4)	475,000	373,649
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(4)	55,000	60,237
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	500,000	500,828
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(4)	285,000	261,262
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(4)	210,000	220,665
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 3.10% due 02/25/35(5)(6)	202,604	175,908
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 3.11% due 12/25/34(5)(6)	155,436	135,003
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	550,000	534,526
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(4)(5)	475,000	483,629
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	550,000	539,984
Morgan Stanley Capital I, Series 2006-T23, Class A4 5.81% due 08/12/41(4)(5)	185,000	186,419
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(4)(5)	500,000	499,909
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(4)	142,670	148,698
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(4)	168,102	175,933
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	169,406	129,607
MortgageIT Trust, Series 2005-4, Class A1 0.51% due 10/25/35(2)(6)	366,540	226,706
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	161,002	143,056
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.71% due 02/20/47(5)(6)	257,567	192,068
Sierra Receivables Funding Co., Series 2009-2A, Class 4.52% due 08/20/26*(10)	109,355	109,355
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 3.99% due 04/25/45(5)(6)	275,022	251,553
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	26,134	26,727
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	515,000	538,530
Wachovia Bank Commercial Mtg. Trust, Series 2005-C20, Class A7 5.12% due 07/15/42(4)	210,000	202,881
Wachovia Bank Commercial Mtg. Trust, Series 2006-C26, Class A3 6.01% due 06/15/45(4)	500,000	474,376
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.91% due 01/25/35(5)(6)	383,961	348,554
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 3.74% due 03/25/35(5)(6)	311,082	275,963
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.60% due 10/25/36(5)(6)	169,404	121,741
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.09% due 09/25/36(5)(6)	43,106	36,038
Total Asset Backed Securities (cost $15,172,123)		14,777,203

5

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09†(7)(8)(9)(10)(11)(12) (cost $5,000)	5,000	2,700
U.S. CORPORATE BONDS & NOTES — 13.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	150,000	144,000
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	55,000	59,162
Lockheed Martin Corp. Senior Notes 5.50% due 11/18/39	10,000	9,798
		68,960
Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	2,000	1,979
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	3,000	3,210
		5,189
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	260,000	279,674
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	94,867	92,021
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	1,000	1,000
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	39,150	37,780
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	60,000	54,000
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	80,000	81,800
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	144,905	145,025
United Airlines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	3,990	3,990
United Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	10,000	10,325
United Airlines, Inc. Pass Through Certs. Series 2009-2, Class B 12.00% due 01/15/16*	15,000	14,738
		440,679
Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc. Company Guar. Notes 4.28% due 05/01/14(2)	11,000	10,257
KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14	4,000	4,125
		14,382
Auto/Truck Parts & Equipment-Replacement — 0.0%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	5,000	5,419
Banks-Commercial — 0.6%
BB&T Corp. Senior Notes 3.38% due 09/25/13	10,000	10,079
Branch Banking & Trust Co. Sub. Notes 0.57% due 05/23/17(2)	14,000	12,388
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	310,000	324,365
KeyBank NA Sub. Notes 5.45% due 03/03/16	18,000	16,524
KeyBank NA Sub. Notes 7.41% due 10/15/27	6,000	6,122
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	249,972
Sovereign Bank Sub. Notes 8.75% due 05/30/18	325,000	375,533
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	29,797
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	45,000	45,976
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	13,000	13,297
		1,084,053
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 1.25% due 06/01/67(2)	30,000	20,227
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	165,000	167,162
		187,389

6

Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 0.81% due 03/01/27(2)	16,000	11,384
Banks-Super Regional — 0.9%
BAC Capital Trust XI Bank Guar. Notes 6.63% due 05/23/36	225,000	201,053
BAC Capital Trust XIII Bank Guar. Notes 0.65% due 03/15/12(2)(13)	41,000	25,325
BAC Capital Trust XV Bank Guar. Notes 1.06% due 06/01/56(2)	10,000	6,410
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	31,000	30,383
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	210,000	225,974
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	50,000	56,612
National City Corp. Senior Notes 4.90% due 01/15/15	6,000	6,129
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	10,000	10,201
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	215,000	240,580
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(2)(13)	15,000	10,572
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	9,912
USB Capital IX Company Guar. Bonds 6.19% due 04/15/11(2)(13)	22,000	17,683
USB Capital XIII Trust Company Guar. Notes 6.63% due 12/15/39	20,000	20,327
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	10,000	10,225
Wachovia Corp. Notes 5.75% due 02/01/18	410,000	427,863
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	255,000	265,240
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	15,000	15,550
		1,580,039
Beverages-Non-alcoholic — 0.0%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	19,000	21,862
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.35% due 12/21/12	22,000	22,023
		43,885
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20*	34,000	34,689
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	150,000	175,619
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	75,000	94,838
		305,146
Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(14)	5,954	4,465
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	2,000	1,503
Turner Broadcasting, Inc. Senior Notes 8.38% due 07/01/13	120,000	136,745
		142,713
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	55,000	53,212
Cable/Satellite TV — 0.8%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	2,200	2,591
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	2,000	2,053
Charter Communications Operating LLC/Charter Communications Operating Capital, Inc. Senior Notes 8.38% due 04/30/14*	28,000	28,770
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	345,000	397,680
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	8,000	8,410
Comcast Corp. Bonds 6.40% due 05/15/38	120,000	123,483
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	128,562
COX Communications, Inc. Notes 5.88% due 12/01/16*	50,000	52,923
COX Communications, Inc. Notes 6.25% due 06/01/18*	50,000	53,219
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	16,000	16,948

7

COX Communications, Inc. Notes 7.13% due 10/01/12	10,000	11,108
COX Communications, Inc. Bonds 8.38% due 03/01/39*	90,000	112,066
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19*	250,000	254,274
Time Warner Cable, Inc. Company Guar. Notes 3.50% due 02/01/15	20,000	19,759
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	84,000	88,257
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	155,000	171,836
		1,471,939
Casino Hotels — 0.0%
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	5,000	5,550
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	4,888
		10,438
Cellular Telecom — 0.4%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	125,000	135,660
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	185,000	229,470
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	250,000	268,599
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	9,000	9,124
		642,853
Chemicals-Diversified — 0.0%
Olin Corp. Senior Notes 8.88% due 08/15/19	2,000	2,145
Rohm & Haas Co. Notes 6.00% due 09/15/17	16,000	16,511
		18,656
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	82,000	85,402
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	5,000	4,887
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	6,000	5,775
		96,064
Coal — 0.0%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	10,000	10,575
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,344
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	10,162
		21,506
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	10,000	9,975
Clorox Co. Senior Notes 3.55% due 11/01/15	10,000	9,886
		19,861
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	10,000	10,250
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	12,000	12,777
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	10,000	6,813
Diversified Banking Institutions — 1.4%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	318,000	313,899
Bank of America Corp. Senior Notes 5.65% due 05/01/18	115,000	116,795
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,152
Bank of America Corp. Senior Notes 7.38% due 05/15/14	55,000	62,409
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	9,000	8,676
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	150,000	156,790
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	9,000	9,331
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	10,000	9,463

8

Citigroup, Inc. Senior Notes 5.85% due 07/02/13	20,000	20,783
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	50,000	43,914
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	10,000	8,604
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	20,000	20,108
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	85,759
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	10,000	10,469
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	100,000	106,519
Citigroup, Inc. Sub. Notes 7.25% due 10/01/10	20,000	20,722
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	175,000	202,082
GMAC LLC Senior Notes 6.00% due 12/15/11	5,000	4,900
GMAC LLC Company Guar. Notes 6.88% due 09/15/11	41,000	40,385
GMAC LLC Sub. Notes 8.00% due 12/31/18	30,000	26,400
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	21,000	21,043
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	255,000	268,965
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	55,000	60,504
Morgan Stanley Sub. Notes 4.75% due 04/01/14	135,000	135,776
Morgan Stanley Senior Notes 5.63% due 09/23/19	100,000	100,731
Morgan Stanley Senior Notes 6.00% due 04/28/15	34,000	36,218
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	108,117
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	7,000	7,355
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	10,000	10,560
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	120,216
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	15,000	16,407
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	113,000	121,183
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	59,097
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	157,000	161,378
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	10,000	11,658
		2,511,368
Diversified Financial Services — 0.5%
Capmark Financial Group, Inc. Company Guar. Notes 5.86% due 05/10/12†(11)(15)	170,000	43,056
CIT Group Funding Co. of Delaware LLC
Senior Sec. Notes
10.25% due 05/01/13	901	919
CIT Group Funding Co. of Delaware LLC
Senior Sec. Notes
10.25% due 05/01/14	1,352	1,376
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	1,352	1,366
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	2,254	2,265
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	8,156	8,197
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	5,158	4,810
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	7,738	7,187
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	7,738	6,925
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	12,898	11,350
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	18,058	15,665
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	130,000	129,773
General Electric Capital Corp. Notes 5.63% due 05/01/18	135,000	138,340
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	20,000	18,518

9

General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	190,000	204,802
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	33,000	31,163
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	190,000	196,210
		821,922
Diversified Manufacturing Operations — 0.0%
Acuity Brands Lighting, Inc. Company Guar. Notes 6.00% due 12/15/19*	20,000	19,228
General Electric Co. Senior Notes 5.25% due 12/06/17	9,000	9,197
Textron, Inc. Senior Notes 6.20% due 03/15/15	4,000	4,163
		32,588
Electric-Generation — 0.1%
Allegheny Energy Supply Co., LLC Senior Notes 6.75% due 10/15/39*	16,000	15,230
Edison Mission Energy Senior Notes 7.20% due 05/15/19	15,000	11,363
The AES Corp. Senior Notes 8.00% due 10/15/17	25,000	25,656
The AES Corp. Senior Notes 8.88% due 02/15/11	25,000	26,062
		78,311
Electric-Integrated — 0.6%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	14,000	13,747
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	93,362
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	75,000	77,207
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	155,000	164,382
Consolidated Edison Co. of New York, Inc. Senior Notes 5.50% due 12/01/39	10,000	9,726
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	23,000	23,964
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	9,000	10,369
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	3,000	3,325
Exelon Generation Co., LLC Senior Notes 5.20% due 10/01/19	60,000	60,027
Exelon Generation Co., LLC Senior Notes 6.25% due 10/01/39	9,000	9,170
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	13,000	14,091
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39	19,000	19,190
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	10,000	9,500
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,214
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	29,000	32,377
PSEG Power LLC
Company Guar. Notes
7.75% due 04/15/11	15,000	16,051
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series A 10.25% due 11/01/15	10,000	8,100
Union Electric Co. Sec. Notes 6.40% due 06/15/17	195,000	209,990
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	170,000	239,967
		1,023,759
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	245,000	247,429
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	5,000	5,087
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	8,000	8,380
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	17,000	17,414
		30,881
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	18,000	18,868
Electronics-Military — 0.0%
L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*	13,000	12,859
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	10,000	10,037
		22,896

10

Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	25,000	25,211
PACCAR Financial Corp. Notes 1.95% due 12/17/12	12,000	11,855
		37,066
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	30,000	29,986
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	10,000	9,375
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	160,000	189,610
Discover Financial Services Senior Notes 6.45% due 06/12/17	70,000	65,515
		255,125
Finance-Investment Banker/Broker — 0.8%
JP Morgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	175,000	160,604
Lazard Group LLC Senior Notes 6.85% due 06/15/17	220,000	221,405
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(2)(11)(13)(15)	8,000	2
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(11)(15)	10,000	1,950
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(15)	11,000	3
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(15)	15,000	4
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	55,000	57,875
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	10,000	9,802
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	15,000	15,135
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	65,000	68,404
Morgan Stanley Senior Notes 5.75% due 08/31/12	255,000	273,507
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	30,000	29,658
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	12,000	12,692
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	75,000	79,693
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	33,000	35,973
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	175,000	195,523
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	50,000	57,393
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	175,000	188,156
		1,407,779
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	20,000	20,343
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	10,000	10,213
		30,556
Food-Misc. — 0.1%
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	8,000	9,044
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	175,000	188,603
		197,647
Food-Retail — 0.0%
Ahold Finance USA, LLC Company Guar. Notes 6.88% due 05/01/29	10,000	10,533
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	10,000	8,238
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	200,000	208,357
Sempra Energy Senior Notes 6.50% due 06/01/16	10,000	10,845
		219,202
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	30,000	24,975
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14†(3)(11)(15)	1,000	80

11

Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	15,000	15,037
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(8)(10)	50,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	10,000	10,013
		10,013
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	20,000	20,503
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	10,000	9,113
		29,616
Insurance-Life/Health — 0.4%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	9,934
Lincoln National Corp. Senior Notes 6.25% due 02/15/20	110,000	108,403
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	18,000	18,742
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	140,000	161,663
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	140,000	161,493
Principal Life Income Funding Trusts Senior Sec. Notes 0.46% due 11/08/13(2)	16,000	15,145
Prudential Financial, Inc. Notes 4.75% due 09/17/15	11,000	11,154
Prudential Financial, Inc. Senior Notes 6.00% due 12/01/17	7,000	7,222
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	10,000	10,759
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	195,000	218,627
Unum Group Senior Notes 7.13% due 09/30/16	10,000	10,361
		733,503
Insurance-Multi-line — 0.6%
Genworth Financial, Inc. Notes 5.75% due 06/15/14	10,000	9,564
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	10,000	10,374
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	75,000	76,708
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	65,000	61,962
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	135,000	131,460
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	10,000	7,992
MetLife, Inc. Senior Notes 6.75% due 06/01/16	10,000	11,198
MetLife, Inc. Notes 7.72% due 02/15/19	205,000	240,903
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	20,000	20,162
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	173,000	182,629
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	58,236
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	195,000	194,156
		1,005,344
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	30,000	24,750
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	370,000	316,730
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	95,000	116,513
		457,993
Insurance-Property/Casualty — 0.5%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	180,000	202,143
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(2)	230,000	167,900
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	175,000	177,139
Markel Corp. Senior Notes 7.13% due 09/30/19	10,000	10,326

12

Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	111,306
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	207,710
		876,524
Investment Management/Advisor Services — 0.2%
BlackRock, Inc. Senior Notes 2.25% due 12/10/12	20,000	19,912
BlackRock, Inc. Senior Notes 3.50% due 12/10/14	100,000	98,744
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	200,000	206,820
		325,476
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 4.50% due 01/15/15	20,000	20,041
Boston Scientific Corp. Senior Notes 5.50% due 11/15/15	11,000	11,825
Boston Scientific Corp. Senior Notes 7.38% due 01/15/40	20,000	21,487
		53,353
Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	125,000	139,256
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	265,000	291,196
		430,452
Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12*	10,000	10,309
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	10,000	10,863
		21,172
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	20,000	21,855
Medical-Drugs — 0.0%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	5,000	5,394
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	19,000	19,604
Medical-Hospitals — 0.0%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	15,000	15,525
HCA, Inc. Senior Notes 7.50% due 11/15/95	10,000	7,901
HCA, Inc. Senior Notes 8.50% due 04/15/19*	15,000	16,163
		39,589
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	190,000	207,066
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	11,000	12,045
Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 6.25% due 10/01/39	17,000	17,020
Multimedia — 0.5%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	45,000	52,273
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	11,000	10,944
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	230,000	259,156
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	10,000	10,909
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	135,000	159,920
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	18,000	21,518
Time Warner, Inc. Bonds 6.63% due 05/15/29	230,000	239,821
Viacom, Inc. Senior Notes 6.13% due 10/05/17	215,000	231,890
		986,431
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	10,000	9,562
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	10,000	10,650
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	23,000	24,035
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	20,000	19,875

13

Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	8,000	8,801
		63,361
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	10,000	10,198
Xerox Corp. Senior Notes 4.25% due 02/15/15	15,000	14,895
Xerox Corp. Senior Notes 5.50% due 05/15/12	180,000	190,228
Xerox Corp. Senior Notes 5.63% due 12/15/19	15,000	14,979
Xerox Corp. Senior Notes 6.75% due 12/15/39	14,000	14,105
Xerox Corp. Senior Notes 8.25% due 05/15/14	55,000	63,092
		307,497
Oil Companies-Exploration & Production — 0.3%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	50,000	50,875
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	33,000	35,739
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	240,000	256,000
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	120,000	141,347
		483,961
Oil Companies-Integrated — 0.2%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	210,000	232,683
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	9,000	10,202
Hess Corp. Senior Notes 6.00% due 01/15/40	20,000	19,805
		262,690
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	10,000	10,125
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	5,062
International Paper Co. Senior Notes 9.38% due 05/15/19	50,000	61,459
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	155,000	170,267
		246,913
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	80,000	87,290
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	15,000	15,750
Pipelines — 0.2%
Copano Energy LLC
Company Guar. Notes
8.13% due 03/01/16	45,000	45,450
Dynegy-Roseton Danskammer
Pass Through Certs.
Series B
7.67% due 11/08/16	10,000	9,650
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	10,000	10,561
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	250,000	271,721
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	17,000	17,544
Plains All American Pipeline LP Company Guar. Notes 5.75% due 01/15/20	10,000	10,007
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	25,000	28,676
		393,609
Property Trust — 0.2%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	195,000	213,201
WEA Finance LLC / WT Finance Australia Property, Ltd. Company Guar. Notes 6.75% due 09/02/19*	50,000	53,687
		266,888
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(11)(15)	15,000	150
Real Estate Investment Trusts — 0.8%
AvalonBay Communities, Inc. Senior Notes 5.70% due 03/15/17	80,000	81,156
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	58,000	59,119
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	101,610
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	160,000	160,278
Kimco Realty Corp. Notes 5.58% due 11/23/15	170,000	167,465

14

Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	35,000	33,715
Liberty Property LP Senior Notes 8.50% due 08/01/10	185,000	189,961
Realty Income Corp. Senior Notes 6.75% due 08/15/19	190,000	186,051
Simon Property Group LP Notes 5.30% due 05/30/13	125,000	128,976
Simon Property Group LP Senior Notes 6.75% due 05/15/14	25,000	26,642
Simon Property Group LP Senior Notes 10.35% due 04/01/19	90,000	113,046
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	270,000	274,101
		1,522,120
Real Estate Management/Services — 0.0%
AMB Property LP Company Guar. Notes 6.63% due 12/01/19	10,000	9,808
Real Estate Operations & Development — 0.2%
ERP Operating LP Notes 5.75% due 06/15/17	150,000	150,017
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	103,863
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	75,000	71,810
		325,690
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(9)(11)(15)	10,000	52
Rental Auto/Equipment — 0.1%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	180,000	176,185
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	10,000	10,013
		186,198
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	7,600
Retail-Drug Store — 0.2%
CVS Caremark Corp. Notes 6.60% due 03/15/19	105,000	114,900
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	134,510	135,216
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	8,000	8,380
		258,496
Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	5,000	4,550
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	10,000	8,893
Special Purpose Entities — 0.2%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	80,000	93,000
Capital One Capital VI
Company Guar. Notes
8.88% due 05/15/40	20,000	21,300
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	3,650
Farmers Exchange Capital Notes 7.05% due 07/15/28*	270,000	235,217
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	8,000	8,210
		361,377
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	10,000	10,100
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	10,000	10,412
		20,512
Telecom Services — 0.1%
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	20,775
Qwest Corp. Senior Notes 8.88% due 03/15/12	20,000	21,500
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	170,000	199,712
		241,987
Telephone-Integrated — 0.2%
AT&T, Inc. Notes 5.10% due 09/15/14	130,000	139,836
AT&T, Inc. Senior Notes 5.63% due 06/15/16	10,000	10,742
AT&T, Inc. Senior Notes 6.30% due 01/15/38	85,000	86,337
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	23,000	23,571

15

Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	4,913
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	12,000	9,975
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	2,000	1,885
Verizon Communications, Inc. Notes 6.40% due 02/15/38	130,000	135,903
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	12,000	13,229
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	10,385
		436,776
Television — 0.1%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	2,000	1,968
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	8,000	8,628
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	175,000	198,943
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(2)(9)(11)(15)	11,593	188
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(11)(15)	5,000	18
		209,745
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	60,000	73,118
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	135,000	166,883
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	80,000	84,452
		324,453
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	10,000	7,688
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	63,344	49,408
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	20,707	18,015
		67,423
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	17,000	17,359
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.15% due 05/01/37	10,000	10,132
CSX Corp. Senior Notes 6.75% due 03/15/11	5,000	5,310
		15,442
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	15,000	14,494
Total U.S. CORPORATE BONDS & NOTES (cost $23,880,943)		25,152,261
FOREIGN CORPORATE BONDS & NOTES — 2.8%
Banks-Commercial — 0.3%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	10,000	9,927
Barclays Bank PLC Senior Notes 2.50% due 01/23/13	29,000	28,966
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	10,000	10,218
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(2)(13)	30,000	22,500
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	115,000	117,036
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC Senior Notes 2.13% due 12/21/12	20,000	19,897
Groupe BPCE Notes 4.15% due 03/30/10(2)(13)	23,000	14,030
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	170,000	184,802
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	20,000	20,696
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(2)(13)	40,000	24,500
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	10,000	10,165
		462,737
Banks-Money Center — 0.1%
Bank of Scotland PLC Senior Sub. Notes 0.69% due 05/28/10(2)(13)	40,000	19,400
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	200,000	210,600
		230,000

16

Beverages-Non-alcoholic — 0.0%
Coca-Cola Amatil, Ltd. Company Guar. Notes 3.25% due 11/02/14*	9,000	8,885
Brewery — 0.1%
Cia de Bebidas das Americas Notes 8.75% due 09/15/13	220,000	255,200
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40*	135,000	132,380
Cellular Telecom — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	215,000	240,784
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(8)(10)	25,000	0
Diversified Banking Institutions — 0.3%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(2)(13)	5,000	4,050
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	330,000	358,140
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/19	165,000	164,470
		526,660
Diversified Minerals — 0.0%
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	15,000	17,475
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	215,000	195,299
Electric-Integrated — 0.3%
Electricite de France Notes 5.50% due 01/26/14*	9,000	9,784
Electricite de France Notes 6.50% due 01/26/19*	145,000	162,779
Electricite de France Notes 6.95% due 01/26/39*	16,000	18,923
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	9,000	9,048
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	230,000	254,306
TransAlta Corp. Senior Notes 4.75% due 01/15/15	16,000	16,111
		470,951
Finance-Other Services — 0.0%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	15,000	15,411
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	11,000	10,947
		26,358
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.57% due 07/15/14(2)(13)	18,000	9,129
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	21,000	20,566
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	14,000	13,088
		42,783
Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	14,000	15,040
Inco, Ltd. Bonds 7.20% due 09/15/32	100,000	100,096
Inco, Ltd. Senior Notes 7.75% due 05/15/12	10,000	11,003
Noranda, Inc. Notes 6.00% due 10/15/15	13,000	13,883
		140,022
Oil Companies-Exploration & Production — 0.1%
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	140,000	175,408
Nexen, Inc. Senior Notes 5.88% due 03/10/35	11,000	10,385
Nexen, Inc. Senior Notes 6.20% due 07/30/19	35,000	37,034
		222,827
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	110,000	111,974
Total Capital SA Company Guar. Notes 3.13% due 10/02/15	11,000	10,834
		122,808
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	175,000	176,219
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(3)	10,000	10,275
Special Purpose Entity — 0.1%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	185,000	205,971

17

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	115,000	118,661
ArcelorMittal Senior Notes 9.85% due 06/01/19	45,000	57,922
		176,583
Telephone-Integrated — 0.7%
British Telecom PLC Senior Notes 5.15% due 01/15/13	175,000	182,488
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	170,000	175,682
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	175,000	225,069
France Telecom SA Bonds 7.75% due 03/01/11	100,000	107,177
France Telecom SA Notes 8.50% due 03/01/31	145,000	192,968
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	31,000	32,131
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	31,000	32,412
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	200,000	211,693
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	105,000	120,890
		1,280,510
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	95,000	120,639
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	10,000	11,536
Total Foreign Corporate Bonds & Notes (cost $4,798,768)		5,076,902
FOREIGN GOVERNMENT AGENCIES — 1.0%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL2,250,000	1,174,796
Federal Republic of Brazil Bonds 5.63% due 01/07/41	50,000	47,125
Federal Republic of Brazil Notes 8.00% due 01/15/18	141,667	161,642
Republic of Argentina Bonds 8.28% due 12/31/33	25,378	18,970
Republic of Indonesia Bonds 6.63% due 02/17/37	100,000	98,013
Republic of Turkey Senior Bonds 11.88% due 01/15/30	42,000	67,830
Republic of Venezuela Bonds 9.25% due 09/15/27	95,000	69,350
Russian Federation Senior Bonds 7.50% due 03/31/30(3)	47,000	53,051
United Mexican States Notes 5.95% due 03/19/19	60,000	63,450
Total Foreign Government Agencies (cost $1,448,486)		1,754,227
LOANS — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. BTL-B 3.24% due 12/16/13(2)(17)(18)	11,178	10,386
Ford Motor Co. BTL-B 3.51% due 12/16/13(2)(17)(18)	182,094	169,196
Total Loans (cost $193,272)		179,582
MUNICIPAL BONDS & NOTES — 0.3%
Municipal Bonds — 0.3%
California State General Obligation Bonds 6.20% due 10/01/19	75,000	72,369
California State Build America General Obligation Bonds 7.55% due 04/01/39	325,000	314,948
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	220,000	246,347
Total Municipal Bonds & Notes (cost $654,085)		633,664
U.S. GOVERNMENT AGENCIES — 10.7%
Federal Home Loan Mtg. Corp. — 3.4%
4.50% due 01/01/39	46,724	46,660
5.00% due 05/01/20	762,478	801,649
5.00% due 05/01/34	160,227	164,818
5.00% due 07/01/35	213,267	219,110
5.00% due 08/01/35	159,869	164,249
5.00% due 12/01/35	254,500	261,472
5.00% due 01/01/36	304,177	312,510
5.00% due 04/01/36	2,746,135	2,821,368
5.00% due 07/01/36	118,693	121,852
5.00% due 03/01/38	61,744	63,387
5.50% due 07/01/34	53,305	56,076
5.50% due 05/01/37	51,980	54,512
5.50% due 09/01/37	85,691	89,864
5.50% due 07/01/38	44,996	47,187
5.94% due 10/01/36(2)	130,479	138,455
6.00% due 08/01/26	224,086	240,021
6.00% due 12/01/33	66,608	71,354
6.00% due 12/01/36	49,419	52,538
6.50% due 05/01/16	3,699	3,966
6.50% due 05/01/29	7,577	8,202
6.50% due 03/01/36	37,427	40,106

18

6.50% due 05/01/36	1,031	1,105
7.00% due 04/01/32	13,561	14,923
7.50% due 08/01/23	680	762
7.50% due 08/01/25	2,096	2,350
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(6)	70,368	71,670
Series 2586, Class NK
3.50% due 08/15/16(6)	25,091	25,572
Series 3102, Class PG
5.00% due 11/15/28(6)	78,000	82,181
Series 3117, Class PD
5.00% due 09/15/31(6)	100,000	104,980
Series 3349, Class HB
5.50% due 06/15/31(6)	87,000	92,090
Series 1577, Class PK
6.50% due 09/15/23(6)	40,000	43,165
Series 1226, Class Z
7.75% due 03/15/22(6)	1,880	2,030
		6,220,184
Federal National Mtg. Assoc. — 5.6%
4.50% due 01/01/39	47,004	46,970
4.50% due 06/01/39	639,083	638,550
4.56% due 01/01/15	590,331	615,843
4.85% due 11/01/15	611,545	641,657
5.00% due 03/15/16	18,000	19,565
5.00% due 03/01/18	21,690	22,852
5.00% due 06/01/19	9,635	10,139
5.00% due 02/01/20	43,743	46,031
5.00% due 05/01/35	21,190	21,787
5.00% due 10/01/35	2,103,979	2,163,263
5.00% due January TBA	300,000	307,828
5.50% due 03/01/18	42,112	44,907
5.50% due 05/01/20	198,835	211,721
5.50% due 06/01/20	147,121	156,656
5.50% due 11/01/22	40,826	43,261
5.50% due 06/01/34	41,571	43,693
5.50% due 06/01/35	1,134,660	1,191,866
5.50% due 12/01/35	101,569	106,690
5.50% due 02/01/36(2)	41,055	43,026
5.50% due 06/01/36	647,151	680,891
5.50% due 11/01/36	35,100	36,809
5.50% due 12/01/36	43,746	45,877
5.50% due 05/01/37	63,918	66,980
5.50% due 07/01/38	169,822	177,960
5.50% due January TBA	400,000	418,688
5.92% due 10/01/11	424,494	446,459
6.00% due 06/01/17	19,965	21,396
6.00% due 06/01/21	594,427	635,927
6.00% due 12/01/33	66,972	71,534
6.00% due 05/01/34	50,575	53,941
6.00% due 07/01/34	14,317	15,277
6.06% due 09/01/11	204,834	217,989
6.38% due 08/01/11	270,523	281,455
6.50% due 09/01/32	62,588	67,634
6.50% due 07/01/36	33,560	36,014
7.00% due 06/01/37	392,105	430,223
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(6)	95,000	99,242
		10,180,601
Government National Mtg. Assoc. — 1.7%
4.50% due January TBA	3,000,000	3,001,875
6.00% due 11/15/28	109,721	117,113
7.00% due 07/15/33	35,540	39,195
7.50% due 01/15/32	11,164	12,583
8.50% due 11/15/17	1,996	2,182
9.00% due 11/15/21	667	761
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/35(6)	2,967	3,318
Series 2005-74, Class HB
7.50% due 09/16/35(6)	18,188	20,228
		3,197,255
Total U.S. Government Agencies (cost $18,884,695)		19,598,040
U.S. GOVERNMENT TREASURIES — 1.8%
United States Treasury Bonds — 0.5%
3.50% due 02/15/39	23,000	18,839
4.25% due 05/15/39	186,000	174,491
4.38% due 02/15/38	597,000	573,120
4.50% due 05/15/38	13,000	12,730
4.50% due 08/15/39	41,000	40,071
5.25% due 11/15/28	31,000	33,591
8.13% due 08/15/19	8,000	10,768
		863,610
United States Treasury Notes — 1.3%
1.13% due 12/15/12	10,000	9,840
1.50% due 10/31/10	350,000	353,090
1.88% due 06/15/12	300,000	303,281
2.13% due 11/30/14	12,000	11,716
2.38% due 09/30/14	37,000	36,688
2.63% due 05/31/10(16)	850,000	858,400
2.75% due 11/30/16	10,000	9,627
3.00% due 08/31/16	5,000	4,918
3.25% due 06/30/16	300,000	300,867
3.38% due 11/15/19	37,000	35,590
3.63% due 08/15/19	4,000	3,932
4.50% due 03/31/12(16)	500,000	535,156
		2,463,105
Total U.S. Government Treasuries (cost $3,436,244)		3,326,715
EXCHANGE TRADED FUNDS — 1.0%
Commodity Funds — 0.5%
United States Natural Gas Fund, LP†	84,100	847,728
Index Fund-Large Cap — 0.1%
iPath S&P 500 VIX Short-Term Futures†	7,600	258,932
Index Fund-Small Cap — 0.4%
ProShares Short Russell 2000†	15,400	682,528
Total Exchange Traded Funds (cost $1,836,330)		1,789,188
Total Long-Term Investment Securities (cost $150,888,879)		169,837,275
REPURCHASE AGREEMENTS — 9.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $689,000 and collateralized by $685,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $712,606	689,000	689,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $1,292,001 and collateralized by $1,320,000 of United States Treasury Bills, bearing interest at 0.00%, due 02/18/10 and having an approximate value of $1,320,000	1,292,000	1,292,000
Banc of America Securities Joint Repurchase Agreement (19)	7,160,000	7,160,000
State Street Bank & Trust Co. Joint Repurchase Agreement (19)	7,000,000	7,000,000
UBS Securities LLC Joint Repurchase Agreement (19)	574,000	574,000

19

Total Repurchase Agreements (cost $16,715,000)		16,715,000
TOTAL INVESTMENTS (cost $167,603,879)(20)	102.1%	186,552,275
Liabilities in excess of other assets	(2.1)	(3,901,076)
NET ASSETS	100.0%	$182,651,199

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $6,707,956 representing 3.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $5,778,172 representing 3.2% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2009.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Commercial Mortgage Backed Security
(5)	Variable Rate Security - the rate reflected is as of December 31, 2009, maturity date reflects the stated maturity date.
(6)	Collateralized Mortgage Obligation
(7)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2009, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$2,700	$54.00	0.00%

(8)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $2,700 representing 0.0% of net assets.
(9)	Income may be received in cash or additional shares/bonds at the discretion of the issuer.
(10)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 1.
(11)	Company has filed for Chapter 11 bankruptcy protection.
(12)	Security in default of interest and principal at maturity
(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(15)	Bond in default
(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(17)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(18)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(19)	See Note 2 for details of Joint Repurchase Agreements.
(20)	See Note 4 for cost of investments on a tax basis.
(21)	Denominated in United States dollars unless otherwise indicated.
ADR	— American Depository Receipt
BTL	— Bank Term Loan
FDIC	— Federal Deposit Insurance Corporation
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of December 31, 2009	Unrealized Appreciation (Depreciation)
38	Long	Australian 10 YR Bonds	March 2010	$24,664,607	$24,633,035	$(31,572)
18	Short	Long Gilt Futures	March 2010	3,403,421	3,326,752	76,669
8	Short	U.S. Treasury 2 YR Notes	March 2010	1,731,733	1,730,125	1,608
4	Long	U.S. Treasury 5 YR Notes	March 2010	460,996	457,531	(3,465)
7	Short	U.S. Treasury 10 YR Notes	March 2010	820,015	808,172	11,843
10	Short	U.S. Treasury Long Bonds	March 2010	1,179,341	1,153,750	25,591
						$80,674

Open Forward Foreign Currency Contracts
Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation
JPY	88,100,000	USD	982,870	3/17/2010	$36,587
* USD	460,393	BRL	830,000	3/17/2010	9,522
					46,109

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	(Depreciation)
* BRL	1,943,000	USD	1,094,032	3/17/2010	$(6,022)
USD	958,069	GBP	590,000	3/17/2010	(5,521)
USD	722,323	MXN	9,444,000	3/17/2010	(6,470)
USD	659,243	INR	30,490,000	1/25/2010	(5,013)
					(23,026)
Net Unrealized Appreciation (Depreciation)					$23,083

*      Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

GBP — Pound Sterling

INR — Indian Rupee

MXN — Mexican Peso

JPY — Japanese Yen

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$11,615,111	$—		$—	$11,615,111
Other Industries*	78,544,669	5,778,172	+	—	84,322,841
Preferred Stocks	1,608,841	—		—	1,608,841
Asset Backed Securities	—	14,667,848		109,355	14,777,203
Convertible Bonds & Notes	—	—		2,700	2,700
U.S. Corporate Bonds & Notes	—	25,046,058		106,203	25,152,261
Foreign Corporate Bonds & Notes	—	5,076,902		0	5,076,902
Foreign Government Agencies	—	1,754,227		—	1,754,227
Loans	—	179,582		—	179,582
Municipal Bonds & Notes	—	633,664		—	633,664
U.S. Government Agencies	—	19,598,040		—	19,598,040
U.S. Government Treasuries	3,326,715	—		—	3,326,715
Exchange Traded Funds	1,789,188	—		—	1,789,188
Repurchase Agreements	—	16,715,000		—	16,715,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	115,711	—		—	115,711
Open Futures Contracts - Depreciation	(35,037)				(35,037)
Open Forward Foreign Currency Contracts - Appreciation	—	46,109		—	46,109
Open Forward Foreign Currency Contracts - Depreciation	—	(23,026)		—	(23,026)

Total	$96,965,198	$89,472,576		$218,258	$186,656,032

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
@

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 3/31/2009	$133,250	$1,000	$100,866	$0
Accrued discounts/premiums	—	—	167	—
Realized gain(loss)	6	—	2,544	—
Change in unrealized appreciation(depreciation)	68,879	1,700	17,619	—
Net purchases(sales)	29,340	—	(10,527)	—
Transfers in and/or out of Level 3	(122,120)	—	(4,466)	—
Balance as of 12/31/2009	$109,355	$2,700	$106,203	$0

See Notes to Portfolio of Investments

20

SEASONS SERIES TRUST MULTI-MANAGED INCOME/EQUITY PORTFOLIO
Portfolio of Investments — December 31, 2009
(unaudited)

Security Description	Shares/ Principal Amount(21)	Market Value (Note 1)
COMMON STOCK — 31.4%
Aerospace/Defense — 0.0%
The Boeing Co.	200	$10,826
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	2,200	152,702
Agricultural Chemicals — 1.0%
Monsanto Co.	14,075	1,150,631
Potash Corp. of Saskatchewan, Inc.	2,200	238,700
		1,389,331
Apparel Manufacturers — 0.1%
Coach, Inc.	2,800	102,284
Applications Software — 0.3%
Microsoft Corp.	13,600	414,664
Banks-Commercial — 0.3%
Regions Financial Corp.	6,300	33,327
Standard Chartered PLC(1)	15,933	399,004
		432,331
Banks-Fiduciary — 0.2%
State Street Corp.	5,900	256,886
The Bank of New York Mellon Corp.	2,115	59,157
		316,043
Banks-Super Regional — 0.8%
Capital One Financial Corp.	4,900	187,866
Fifth Third Bancorp	13,600	132,600
PNC Financial Services Group, Inc.	4,200	221,718
SunTrust Banks, Inc.	3,500	71,015
US Bancorp	6,400	144,064
Wells Fargo & Co.	9,700	261,803
		1,019,066
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	1,900	115,520
The Coca-Cola Co.	3,500	199,500
		315,020
Brewery — 0.9%
Anheuser-Busch InBev NV(1)	23,401	1,208,992
Casino Hotels — 0.2%
Wynn Resorts, Ltd.	3,500	203,805
Casino Services — 0.1%
International Game Technology	6,700	125,759
Chemicals-Diversified — 0.5%
Celanese Corp., Class A	3,100	99,510
E.I. du Pont de Nemours & Co.	2,300	77,441
Israel Chemicals, Ltd.(1)	19,170	250,294
The Dow Chemical Co.	8,100	223,803
		651,048
Commercial Services-Finance — 0.1%
Mastercard, Inc., Class A	300	76,794
Computers — 4.6%
Apple, Inc.†	19,316	4,072,972
Dell, Inc.†	6,800	97,648
Hewlett-Packard Co.	5,900	303,909
Research In Motion, Ltd.†	25,836	1,744,963
		6,219,492
Computers-Memory Devices — 0.1%
EMC Corp.†	9,200	160,724
Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	4,140	340,101
The Procter & Gamble Co.	4,600	278,898
		618,999
Cruise Lines — 0.2%
Carnival Corp.†	5,600	177,464
Royal Caribbean Cruises, Ltd.†	1,600	40,448
		217,912
Diversified Banking Institutions — 2.5%
Bank of America Corp.	67,212	1,012,213
JPMorgan Chase & Co.	25,765	1,073,628
Morgan Stanley	8,700	257,520
The Goldman Sachs Group, Inc.	5,755	971,674
		3,315,035
Diversified Manufacturing Operations — 0.3%
Eaton Corp.	1,500	95,430
General Electric Co.	6,000	90,780
Honeywell International, Inc.	2,900	113,680
Parker Hannifin Corp.	2,600	140,088
		439,978
Diversified Minerals — 0.4%
Vale SA ADR	16,475	478,269
Electric Products-Misc. — 0.0%
Emerson Electric Co.	1,100	46,860
Electric-Integrated — 0.1%
Dominion Resources, Inc.	1,800	70,056
FPL Group, Inc.	1,200	63,384
Progress Energy, Inc.	1,300	53,313
		186,753
Electronic Components-Semiconductors — 0.4%
Broadcom Corp., Class A†	2,200	69,190
Intel Corp.	12,600	257,040
Micron Technology, Inc.†	16,100	170,016
Texas Instruments, Inc.	3,200	83,392
		579,638
Electronic Connectors — 0.1%
Amphenol Corp., Class A	3,147	145,328
Electronic Forms — 0.2%
Adobe Systems, Inc.†	7,800	286,884
Enterprise Software/Service — 1.1%
Oracle Corp.	60,640	1,488,106
Entertainment Software — 0.2%
Activision Blizzard, Inc.†	18,700	207,757
Finance-Investment Banker/Broker — 0.0%
The Charles Schwab Corp.	783	14,736
Finance-Other Services — 0.4%
CME Group, Inc.	1,675	562,716
Food-Misc. — 0.1%
Kellogg Co.	1,100	58,520
Kraft Foods, Inc., Class A	2,900	78,822
		137,342
Gold Mining — 0.0%
Barrick Gold Corp.	1,200	47,256
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	900	26,829
Marriott International, Inc., Class A	10,207	278,141
Starwood Hotels & Resorts Worldwide, Inc.	3,900	142,623
		447,593
Human Resources — 0.1%
Monster Worldwide, Inc.†	4,500	78,300
Independent Power Producers — 0.0%
Mirant Corp.†	62	947

1

Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	2,200	109,472
Insurance-Multi-line — 0.5%
ACE, Ltd.†	9,795	493,668
MetLife, Inc.	5,200	183,820
		677,488
Investment Management/Advisor Services — 0.2%
Franklin Resources, Inc.	1,000	105,350
T. Rowe Price Group, Inc.	2,800	149,100
		254,450
Medical Instruments — 0.0%
St. Jude Medical, Inc.†	1,400	51,492
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	1,300	78,494
Medical Products — 0.3%
Baxter International, Inc.	1,000	58,680
Johnson & Johnson	4,400	283,404
		342,084
Medical-Biomedical/Gene — 2.3%
Amgen, Inc.†	4,200	237,594
Celgene Corp.†	22,590	1,257,811
Genzyme Corp.†	1,500	73,515
Gilead Sciences, Inc.†	32,540	1,408,331
Myriad Genetics, Inc.†	1,400	36,540
Vertex Pharmaceuticals, Inc.†	1,100	47,135
		3,060,926
Medical-Drugs — 0.9%
Abbott Laboratories	3,600	194,364
Merck & Co., Inc.	7,000	255,780
Pfizer, Inc.	14,200	258,298
Roche Holding AG(1)	2,889	491,466
		1,199,908
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	11,870	1,309,855
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,970	158,171
Multimedia — 0.7%
News Corp., Class A	51,055	698,943
The Walt Disney Co.	5,300	170,925
Time Warner, Inc.	3,733	108,780
		978,648
Networking Products — 0.2%
Cisco Systems, Inc.†	11,000	263,340
Oil Companies-Exploration & Production — 0.5%
Apache Corp.	1,400	144,438
Continental Resources, Inc.†	1,600	68,624
Devon Energy Corp.	1,400	102,900
EOG Resources, Inc.	1,200	116,760
Occidental Petroleum Corp.	1,600	130,160
Petrohawk Energy Corp.†	1,500	35,985
Range Resources Corp.	800	39,880
Southwestern Energy Co.†	1,800	86,760
		725,507
Oil Companies-Integrated — 1.2%
Chevron Corp.	2,400	184,776
ConocoPhillips	1,700	86,819
Exxon Mobil Corp.	4,600	313,674
Hess Corp.	4,000	242,000
Marathon Oil Corp.	900	28,098
Petroleo Brasileiro SA ADR	12,120	577,882
Suncor Energy, Inc.	6,087	214,932
		1,648,181
Oil-Field Services — 0.4%
Schlumberger, Ltd.	5,000	325,450
Smith International, Inc.	2,800	76,076
Weatherford International, Ltd.†	4,700	84,177
		485,703
Optical Supplies — 0.6%
Alcon, Inc.	4,580	752,723
Pharmacy Services — 0.2%
Express Scripts, Inc.†	2,500	216,125
Medco Health Solutions, Inc.†	400	25,564
		241,689
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.†	10,632	124,075
Real Estate Operations & Development — 0.1%
Hang Lung Properties, Ltd.(1)	47,000	183,627
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	2,300	88,849
Retail-Building Products — 0.1%
Home Depot, Inc.	6,300	182,259
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,500	177,570
Retail-Discount — 0.3%
Target Corp.	5,500	266,035
Wal-Mart Stores, Inc.	1,400	74,830
		340,865
Retail-Drug Store — 0.5%
CVS Caremark Corp.	21,977	707,879
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	3,800	101,118
Retail-Regional Department Stores — 0.3%
Kohl’s Corp.†	8,000	431,440
Macy’s, Inc.	1,800	30,168
		461,608
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	1,800	63,126
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	9,500	236,265
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,726	54,065
Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC(1)	5,903	319,812
Software Tools — 0.1%
VMware, Inc. Class A†	2,800	118,664
Steel-Producers — 0.1%
United States Steel Corp.	2,500	137,800
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	21,335	411,979
Telecom Services — 0.3%
TW Telecom, Inc.†	22,460	384,964
Telephone-Integrated — 0.2%
AT&T, Inc.	6,847	191,921
Verizon Communications, Inc.	2,600	86,138
		278,059

2

Tobacco — 0.0%
Altria Group, Inc.	2,500	49,075
Transport-Rail — 0.2%
Union Pacific Corp.	3,900	249,210
Transport-Services — 0.2%
United Parcel Service, Inc., Class B	5,625	322,706
Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co., Class A	7,985	348,945
Web Portals/ISP — 1.2%
Google, Inc., Class A†	2,430	1,506,551
Yahoo!, Inc.†	6,752	113,299
		1,619,850
Wireless Equipment — 0.7%
Crown Castle International Corp.†	15,108	589,816
Nokia Oyj ADR	4,400	56,540
QUALCOMM, Inc.	5,900	272,934
		919,290
Total Common Stock (cost $34,084,421)		42,319,081
PREFERRED STOCK — 0.8%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(2)	2,553	51,596
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	2,050	45,120
Diversified Banking Institutions — 0.3%
Bank of America Corp. 10.00%	27,315	407,540
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(3)	2,682	63,993
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.†	900	945
Oil Companies-Integrated — 0.2%
Petroleo Brasileiro SA ADR	6,736	285,539
Special Purpose Entities — 0.2%
Structured Repackaged Asset-Backed Trust Securities 3.00%(2)	5,600	109,592
Zurich RegCaPS Funding Trust VI 0.99%*(2)	124	85,715
		195,307
Total Preferred Stock (cost $1,085,979)		1,050,040
ASSET BACKED SECURITIES — 13.1%
Diversified Financial Services — 13.1%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	$375,000	386,074
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	22,593	22,849
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	52,051	53,201
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	93,967	95,457
Avis Budget Rental Car Funding AESOP Funding II LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	305,000	310,635
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(4)	325,000	328,847
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(4)(5)	100,000	98,208
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(4)	72,000	49,490
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.27% due 10/10/45*(4)(5)	145,000	119,692
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(4)	455,000	392,653
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.23% due 04/15/12(2)	11,366	11,339
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.24% due 12/15/12(2)	244,045	241,873
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.26% due 05/15/13(2)	153,011	151,152
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.27% due 10/15/12(2)	61,952	61,426
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	56,490	56,869
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	22,732	22,965
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.03% due 07/25/37(5)(6)	138,795	116,883
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(2)(6)	284,402	199,277
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.22% due 07/15/44(4)(5)	295,000	294,494
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(4)	182,000	194,060
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(4)(5)	700,000	686,412
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(6)	243,122	194,269

3

Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(6)	142,382	124,765
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.54% due 02/15/39(4)(5)	575,000	566,400
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(4)	190,000	193,769
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(4)	240,000	229,809
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 5.33% due 05/25/35(5)(6)	324,184	263,649
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(4)	45,000	44,831
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(4)	380,000	368,474
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.48% due 05/10/40(4)(5)	20,000	20,684
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.53% due 03/06/20*(2)(4)	180,000	141,817
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	600,000	589,606
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(4)	550,000	501,607
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.20% due 04/25/35(5)(6)	143,537	117,933
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.15% due 01/25/36(5)(6)	187,636	144,020
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.93% due 03/25/47(5)(6)	101,136	66,228
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.48% due 11/25/11*(2)	85,000	83,817
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	175,000	174,851
Impac CMB Trust, Series 2005-4, Class 1A1A 0.77% due 05/25/35(2)(6)	215,386	143,887
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	310,442	310,123
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	250,000	181,333
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	40,000	34,847
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(4)	225,000	213,866
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(4)(5)	600,000	578,184
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(4)	550,000	432,646
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(4)	103,000	112,807
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	450,000	450,745
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(4)	340,000	311,680
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 3.10% due 02/25/35(5)(6)	102,523	89,014
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 3.11% due 12/25/34(5)(6)	197,285	171,350
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	650,000	631,712
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(4)(5)	550,000	559,992
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	335,000	328,900
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(4)(5)	600,000	599,891
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(4)	161,079	167,885
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(4)	196,919	206,093
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	197,003	150,721
MortgageIT Trust, Series 2005-4, Class A1 0.51% due 10/25/35(2)(6)	482,697	298,550
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(4)	463,863	492,768
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	378,354	336,182
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.71% due 02/20/47(5)(6)	321,201	239,520
Sierra Receivables Funding Co., Series 2009-2A, Class 4.52% due 08/20/26*(10)	124,438	124,438
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 3.99% due 04/25/45(5)(6)	301,215	275,511

4

UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	30,315	31,004
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	660,000	690,155
Wachovia Bank Commercial Mtg. Trust, Series 2005-C20, Class A7 5.12% due 07/15/42(4)	230,000	222,203
Wachovia Bank Commercial Mtg. Trust, Series 2006-C26, Class A3 6.01% due 06/15/45(4)	550,000	521,813
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.91% due 01/25/35(5)(6)	511,949	464,739
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 3.74% due 03/25/35(5)(6)	406,962	361,019
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.60% due 10/25/36(5)(6)	208,497	149,835
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.09% due 09/25/36(5)(6)	88,906	74,328
Total Asset Backed Securities (cost $18,331,442)		17,678,126
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09†(7)(8)(9)(10)(11)(12) (cost $10,000)	10,000	5,400
U.S. CORPORATE BONDS & NOTES — 23.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	150,000	144,000
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	65,000	69,918
Lockheed Martin Corp. Senior Notes 5.50% due 11/18/39	20,000	19,597
		89,515
Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	8,000	7,915
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	6,000	6,420
		14,335
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	285,000	306,565
Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	82,705	80,224
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	4,000	4,000
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 12/15/12	5,000	5,000
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	36,540	35,261
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	70,000	63,000
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	85,000	86,912
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	172,951	173,094
United Airlines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	5,985	5,985
United Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	20,000	20,650
United Airlines, Inc. Pass Through Certs. Series 2009-2, Class B 12.00% due 01/15/16*	25,000	24,563
		498,689
Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc. Company Guar. Notes 4.28% due 05/01/14(2)	32,000	29,840
KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14	8,000	8,250
		38,090
Auto/Truck Parts & Equipment-Replacement — 0.0%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	10,000	10,838
Banks-Commercial — 1.0%
BB&T Corp. Senior Notes 3.38% due 09/25/13	15,000	15,118
Branch Banking & Trust Co. Sub. Notes 0.57% due 05/23/17(2)	21,000	18,582

5

Credit Suisse New York Sub. Notes 6.00% due 02/15/18	395,000	413,304
KeyBank NA Sub. Notes 5.45% due 03/03/16	42,000	38,555
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	10,204
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	249,972
Sovereign Bank Sub. Notes 8.75% due 05/30/18	400,000	462,194
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	70,000	69,527
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	68,000	69,475
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	26,000	26,595
		1,373,526
Banks-Fiduciary — 0.2%
State Street Capital Trust IV Company Guar. Notes 1.25% due 06/01/67(2)	50,000	33,712
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	200,000	202,620
		236,332
Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 0.81% due 03/01/27(2)	37,000	26,325
Banks-Super Regional — 1.4%
BAC Capital Trust XI Bank Guar. Notes 6.63% due 05/23/36	250,000	223,392
BAC Capital Trust XIII Bank Guar. Notes 0.65% due 03/15/12(2)(13)	82,000	50,650
BAC Capital Trust XV Bank Guar. Notes 1.06% due 06/01/56(2)	20,000	12,820
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	58,000	56,845
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	290,000	312,059
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	25,000	28,306
National City Corp. Senior Notes 4.90% due 01/15/15	12,000	12,259
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	15,000	15,302
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	240,000	268,554
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(2)(13)	30,000	21,144
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	15,000	14,869
USB Capital IX Company Guar. Bonds 6.19% due 04/15/11(2)(13)	50,000	40,188
USB Capital XIII Trust Company Guar. Notes 6.63% due 12/15/39	40,000	40,654
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	15,000	15,337
Wachovia Corp. Notes 5.75% due 02/01/18	445,000	464,388
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	305,000	317,248
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	30,000	31,100
		1,925,115
Beverages-Non-alcoholic — 0.1%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	28,000	32,217
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.35% due 12/21/12	44,000	44,047
		76,264
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20*	85,000	86,722
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	175,000	204,889
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	100,000	126,450
		418,061
Broadcast Services/Program — 0.2%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	4,000	3,005
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(14)	11,910	8,933
Turner Broadcasting, Inc. Senior Notes 8.38% due 07/01/13	160,000	182,326
		194,264

6

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	60,000	58,050
Cable/Satellite TV — 1.4%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	3,666	4,317
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	29,000	29,761
Charter Communications Operating LLC/Charter Communications Operating Capital, Inc. Senior Notes 8.38% due 04/30/14*	52,000	53,430
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	400,000	461,079
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	12,000	12,615
Comcast Corp. Bonds 6.40% due 05/15/38	135,000	138,919
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	139,276
COX Communications, Inc. Notes 5.88% due 12/01/16*	60,000	63,508
COX Communications, Inc. Notes 6.25% due 06/01/18*	75,000	79,829
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	34,000	36,014
COX Communications, Inc. Notes 7.13% due 10/01/12	15,000	16,662
COX Communications, Inc. Bonds 8.38% due 03/01/39*	110,000	136,970
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19*	275,000	279,701
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	25,000	25,531
Time Warner Cable, Inc. Company Guar. Notes 3.50% due 02/01/15	40,000	39,518
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	114,000	119,777
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	180,000	199,551
		1,836,458
Casino Hotels — 0.0%
Harrahs Entertainment, Inc. Senior Sec. Notes 11.25% due 06/01/17*	25,000	26,156
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	10,000	11,100
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	15,000	14,663
		51,919
Cellular Telecom — 0.6%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	120,000	130,233
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	210,000	260,480
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	322,319
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	5,000	5,025
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	12,000	12,165
		730,222
Chemicals-Diversified — 0.0%
Olin Corp. Senior Notes 8.88% due 08/15/19	5,000	5,363
Rohm & Haas Co. Notes 6.00% due 09/15/17	24,000	24,766
		30,129
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	94,000	97,900
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	10,000	9,775
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	8,000	7,700
		115,375
Coal — 0.0%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	20,000	21,150
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	17,000	17,531
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	15,244

7

SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	25,000	25,625
		58,400
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	20,000	19,950
Clorox Co. Senior Notes 3.55% due 11/01/15	20,000	19,773
		39,723
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	21,000	21,525
Decision Support Software — 0.0%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	25,000	23,531
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	25,000	17,031
Diversified Banking Institutions — 2.4%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	80,000	80,500
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	231,000	228,021
Bank of America Corp. Senior Notes 5.65% due 05/01/18	240,000	243,747
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	9,000	9,341
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	15,000	14,460
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	190,000	198,601
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	21,000	21,772
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	20,000	18,927
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	28,000	29,095
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	70,000	61,480
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	20,000	17,208
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	32,000	32,173
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	85,759
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	20,000	20,938
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	100,000	106,519
Citigroup, Inc. Sub. Notes 7.25% due 10/01/10	40,000	41,444
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	195,000	225,177
GMAC LLC Senior Notes 6.00% due 12/15/11	15,000	14,700
GMAC LLC Company Guar. Notes 6.88% due 09/15/11	57,000	56,145
GMAC LLC Sub. Notes 8.00% due 12/31/18	90,000	79,200
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	42,000	42,087
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	310,000	326,977
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	60,000	66,005
Morgan Stanley Senior Notes 4.20% due 11/20/14	100,000	100,070
Morgan Stanley Sub. Notes 4.75% due 04/01/14	195,000	196,121
Morgan Stanley Senior Notes 5.63% due 09/23/19	100,000	100,731
Morgan Stanley Senior Notes 6.00% due 04/28/15	170,000	181,088
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	16,000	16,812
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	30,000	31,679
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	120,216
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	15,000	16,406
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	139,000	149,066
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	70,000	68,946
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	187,000	192,215

8

The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	50,000	58,290
		3,251,916
Diversified Financial Services — 0.8%
Capmark Financial Group, Inc. Company Guar. Notes 5.86% due 05/10/12†(11)(15)	205,000	51,921
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13	1,703	1,737
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14	2,554	2,599
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	2,554	2,579
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	4,258	4,279
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	38,962	39,157
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	5,796	5,405
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	8,694	8,075
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	8,694	7,781
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	14,490	12,751
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	20,287	17,599
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	145,000	144,747
General Electric Capital Corp. Notes 5.63% due 05/01/18	145,000	148,587
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	43,000	39,813
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	220,000	237,139
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	68,000	64,214
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	220,000	227,191
		1,015,574
Diversified Manufacturing Operations — 0.1%
Acuity Brands Lighting, Inc. Company Guar. Notes 6.00% due 12/15/19*	30,000	28,842
General Electric Co. Senior Notes 5.25% due 12/06/17	17,000	17,372
Textron, Inc. Senior Notes 6.20% due 03/15/15	6,000	6,245
		52,459
Electric-Generation — 0.1%
Allegheny Energy Supply Co., LLC Senior Notes 6.75% due 10/15/39*	32,000	30,460
Edison Mission Energy Senior Notes 7.20% due 05/15/19	30,000	22,725
The AES Corp. Senior Notes 8.00% due 10/15/17	40,000	41,050
The AES Corp. Senior Notes 8.88% due 02/15/11	50,000	52,125
		146,360
Electric-Integrated — 1.0%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	28,000	27,495
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	90,000	102,471
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	87,501
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	185,000	196,198
Consolidated Edison Co. of New York, Inc. Senior Notes 5.50% due 12/01/39	20,000	19,453
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	45,000	46,885
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	17,000	19,586
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	12,000	13,301
Exelon Generation Co., LLC Senior Notes 5.20% due 10/01/19	70,000	70,031
Exelon Generation Co., LLC Senior Notes 6.25% due 10/01/39	17,000	17,320
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	26,000	28,181
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39	36,000	36,360

9

Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	15,000	14,250
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	22,363	23,034
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	42,000	46,891
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	30,000	32,198
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	30,000	32,101
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series A 10.25% due 11/01/15	20,000	16,200
Union Electric Co. Sec. Notes 6.40% due 06/15/17	220,000	236,912
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	165,000	232,910
		1,299,278
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	285,000	287,826
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	16,000	16,759
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	34,000	34,828
		51,587
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	37,000	38,784
Electronics-Military — 0.0%
L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*	20,000	19,782
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	25,000	25,094
		44,876
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	25,000	25,211
PACCAR Financial Corp. Notes 1.95% due 12/17/12	24,000	23,710
		48,921
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	50,000	49,976
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	20,000	18,749
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 8.13% due 05/20/19	190,000	225,161
Discover Financial Services Senior Notes 6.45% due 06/12/17	80,000	74,875
		300,036
Finance-Investment Banker/Broker — 1.2%
JP Morgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	200,000	183,547
Lazard Group LLC Senior Notes 6.85% due 06/15/17	255,000	256,628
Lehman Brothers Holdings Capital Trust VII
Company Guar. Notes
5.86% due 05/31/12†(2)(11)(13)(15)	16,000	5
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(11)(15)	19,000	3,705
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(15)	21,000	6
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(15)	26,000	8
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	21,000	20,584
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	30,000	30,270
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	130,000	136,809
Morgan Stanley Senior Notes 5.75% due 08/31/12	250,000	268,144
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	60,000	59,315
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	17,000	17,980
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	95,000	100,945
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	65,000	70,855
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	225,000	251,387

10

The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	200,000	215,036
		1,615,224
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	35,000	35,601
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	20,000	20,426
		56,027
Food-Misc. — 0.2%
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	16,000	18,089
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	200,000	215,546
		233,635
Food-Retail — 0.0%
Ahold Finance USA, LLC Company Guar. Notes 6.88% due 05/01/29	20,000	21,065
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	25,000	23,688
Service Corp. International Senior Notes 8.00% due 11/15/21	25,000	24,625
		48,313
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	15,000	12,356
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	260,000	270,864
Sempra Energy Senior Notes 6.50% due 06/01/16	25,000	27,113
		297,977
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	50,000	41,625
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14†(3)(11)(15)	2,000	160
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	30,000	30,075
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(8)(10)	100,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	30,000	30,038
		30,038
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	35,000	35,880
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	20,000	18,225
		54,105
Insurance-Life/Health — 0.7%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	21,000	20,862
Lincoln National Corp. Senior Notes 6.25% due 02/15/20	120,000	118,258
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	36,000	37,484
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	160,000	184,758
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	165,000	190,331
Principal Life Income Funding Trusts Senior Sec. Notes 0.46% due 11/08/13(2)	24,000	22,718
Prudential Financial, Inc. Notes 4.75% due 09/17/15	16,000	16,224
Prudential Financial, Inc. Senior Notes 6.00% due 12/01/17	11,000	11,349
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	15,000	16,138
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	235,000	263,474
Unum Group Senior Notes 7.13% due 09/30/16	15,000	15,541
		897,137
Insurance-Multi-line — 1.0%
Genworth Financial, Inc. Notes 5.75% due 06/15/14	15,000	14,346
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	20,000	20,749
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	102,277
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	80,000	76,261

11

Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	170,000	165,542
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	20,000	15,984
MetLife, Inc. Senior Notes 6.75% due 06/01/16	15,000	16,797
MetLife, Inc. Notes 7.72% due 02/15/19	240,000	282,032
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	40,000	40,324
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	220,000	232,246
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	62,715
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	265,000	263,853
		1,293,126
Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	58,000	47,850
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	440,000	376,652
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	110,000	134,910
		559,412
Insurance-Property/Casualty — 0.8%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	210,000	235,834
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(2)	260,000	189,800
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	200,000	202,445
Markel Corp. Senior Notes 7.13% due 09/30/19	15,000	15,488
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	135,715
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	260,000	257,165
		1,036,447
Investment Management/Advisor Services — 0.3%
BlackRock, Inc. Senior Notes 2.25% due 12/10/12	40,000	39,825
BlackRock, Inc. Senior Notes 3.50% due 12/10/14	100,000	98,744
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	250,000	258,525
		397,094
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.50% due 01/15/15	40,000	40,082
Boston Scientific Corp. Senior Notes 5.50% due 11/15/15	21,000	22,575
Boston Scientific Corp.
Senior Notes
7.38% due 01/15/40	40,000	42,974
		105,631
Medical Labs & Testing Services — 0.4%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	145,000	161,538
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	320,000	351,632
		513,170
Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12*	20,000	20,618
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	15,000	16,294
		36,912
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	30,000	32,783
Medical-Drugs — 0.0%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	5,000	5,394
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	36,000	37,145
Medical-HMO — 0.0%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	25,000	24,375
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	30,000	31,050
HCA, Inc. Senior Notes 7.50% due 11/15/95	25,000	19,753

12

HCA, Inc. Senior Notes 8.50% due 04/15/19*	40,000	43,100
		93,903
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	270,000	294,251
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	16,000	17,520
Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 6.25% due 10/01/39	28,000	28,033
Multimedia — 0.9%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	50,000	58,081
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	21,000	20,893
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	295,000	332,396
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	20,000	21,817
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	155,000	183,612
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	32,000	38,254
Time Warner, Inc. Bonds 6.63% due 05/15/29	260,000	271,102
Viacom, Inc. Senior Notes 6.13% due 10/05/17	200,000	215,712
		1,141,867
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	20,000	19,124
Non-Hazardous Waste Disposal — 0.1%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	15,000	15,975
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	47,000	49,115
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	39,000	38,757
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	21,000	23,102
		126,949
Office Automation & Equipment — 0.3%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	20,000	20,395
Xerox Corp. Senior Notes 4.25% due 02/15/15	22,000	21,847
Xerox Corp. Senior Notes 5.50% due 05/15/12	205,000	216,648
Xerox Corp. Senior Notes 5.63% due 12/15/19	25,000	24,965
Xerox Corp. Senior Notes 6.75% due 12/15/39	28,000	28,211
Xerox Corp. Senior Notes 8.25% due 05/15/14	60,000	68,827
		380,893
Oil Companies-Exploration & Production — 0.5%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	105,000	106,837
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	66,000	71,477
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	265,000	282,667
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	140,000	164,905
		625,886
Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	245,000	271,464
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	20,000	22,671
Hess Corp. Senior Notes 6.00% due 01/15/40	40,000	39,610
		333,745
Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	20,000	20,250
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	5,063
International Paper Co. Senior Notes 9.38% due 05/15/19	55,000	67,604
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	170,000	186,744
		279,661
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	90,000	98,202

13

Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	30,000	31,500
Pipelines — 0.4%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	60,000	60,600
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	25,000	24,125
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	15,000	15,841
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	290,000	315,197
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	25,000	25,800
Plains All American Pipeline LP Company Guar. Notes 5.75% due 01/15/20	18,000	18,013
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	50,000	57,351
		516,927
Property Trust — 0.2%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	225,000	246,001
WEA Finance LLC / WT Finance Australia Property, Ltd. Company Guar. Notes 6.75% due 09/02/19*	50,000	53,687
		299,688
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(11)(15)	25,000	250
Real Estate Investment Trusts — 1.3%
AvalonBay Communities, Inc. Senior Notes 5.70% due 03/15/17	90,000	91,300
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	76,447
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	101,610
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	185,000	185,322
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	177,316
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	40,000	38,532
Liberty Property LP Senior Notes 8.50% due 08/01/10	240,000	246,436
Realty Income Corp. Senior Notes 6.75% due 08/15/19	225,000	220,323
Simon Property Group LP Notes 5.30% due 05/30/13	145,000	149,612
Simon Property Group LP Senior Notes 6.75% due 05/15/14	20,000	21,314
Simon Property Group LP Senior Notes 10.35% due 04/01/19	110,000	138,167
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	330,000	335,012
		1,781,391
Real Estate Management/Services — 0.0%
AMB Property LP Company Guar. Notes 6.63% due 12/01/19	20,000	19,617
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	132,190
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(9)(11)(15)	25,000	131
Rental Auto/Equipment — 0.2%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	210,000	205,550
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	20,000	20,025
		225,575
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	24,000	18,240
Retail-Drug Store — 0.2%
CVS Caremark Corp. Notes 6.60% due 03/15/19	125,000	136,786
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	158,529	159,361
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	16,000	16,760
		312,907
Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	5,000	4,550
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	25,000	26,000

14

Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	15,000	13,339
Special Purpose Entities — 0.4%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	95,000	110,437
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	40,000	42,600
Farmers Exchange Capital Notes 7.05% due 07/15/28*	380,000	331,047
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	12,000	12,315
		496,399
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	20,000	20,200
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	25,000	26,031
		46,231
Telecom Services — 0.2%
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	30,000	28,875
Qwest Corp. Senior Notes 8.88% due 03/15/12	40,000	43,000
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	200,000	234,956
		306,831
Telephone-Integrated — 0.4%
AT&T, Inc. Notes 5.10% due 09/15/14	130,000	139,836
AT&T, Inc. Senior Notes 5.63% due 06/15/16	15,000	16,114
AT&T, Inc. Senior Notes 6.30% due 01/15/38	95,000	96,495
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	47,000	48,167
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	13,825
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	10,000	9,825
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	53,000	44,056
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	7,000	6,598
Verizon Communications, Inc. Notes 6.40% due 02/15/38	150,000	156,811
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	21,000	23,151
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	15,000	15,577
		570,455
Television — 0.2%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	2,000	1,967
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	16,000	17,257
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	210,000	238,732
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(2)(9)(11)(15)	28,720	467
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(11)(15)	15,000	52
		258,475
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	70,000	85,304
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	160,000	197,787
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	100,000	105,565
		388,656
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	20,000	15,375
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	150,476	117,371
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	25,883	22,519
		139,890
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	25,000	25,528
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.15% due 05/01/37	20,000	20,264

15

CSX Corp. Senior Notes 6.75% due 03/15/11	15,000	15,931
		36,195
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	35,000	33,819
Total U.S. CORPORATE BONDS & NOTES (cost $29,990,743)		31,481,193
FOREIGN CORPORATE BONDS & NOTES — 4.7%
Banks-Commercial — 0.5%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	30,000	29,781
Barclays Bank PLC Senior Notes 2.50% due 01/23/13	58,000	57,933
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	15,000	15,327
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(2)(13)	50,000	37,500
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	135,000	137,390
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC Senior Notes 2.13% due 12/21/12	40,000	39,794
Groupe BPCE Notes 4.15% due 03/30/10(2)(13)	55,000	33,550
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	200,000	217,414
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	40,000	41,393
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(2)(13)	80,000	49,000
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	15,000	15,247
		674,329
Banks-Money Center — 0.2%
Bank of Scotland PLC Senior Sub. Notes 0.69% due 05/28/10(2)(13)	80,000	38,800
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	250,000	263,250
		302,050
Beverages-Non-alcoholic — 0.0%
Coca-Cola Amatil, Ltd. Company Guar. Notes 3.25% due 11/02/14*	18,000	17,770
Brewery — 0.2%
Cia de Bebidas das Americas Notes 8.75% due 09/15/13	225,000	261,000
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40*	175,000	171,604
Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	235,000	263,182
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(8)(10)	20,000	0
Diversified Banking Institutions — 0.5%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(2)(13)	11,000	8,910
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	405,000	439,535
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/19	180,000	179,422
		627,867
Diversified Financial Services — 0.1%
BTM (Curacao) Holdings NV Bank Guar. Bonds 4.76% due 07/21/15*(2)	100,000	97,279
Diversified Minerals — 0.0%
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	30,000	34,950
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	260,000	236,175
Electric-Integrated — 0.5%
Electricite de France Notes 5.50% due 01/26/14*	23,000	25,003
Electricite de France Notes 6.50% due 01/26/19*	191,000	214,420
Electricite de France Notes 6.95% due 01/26/39*	28,000	33,115
Enel Finance International SA Company Guar. Notes 5.13% due 10/07/19*	125,000	125,772
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	17,000	17,090
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	135,000	149,266
TransAlta Corp. Senior Notes 4.75% due 01/15/15	32,000	32,223
		596,889

16

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Senior Sub. Notes 6.50% due 05/15/13	25,000		25,031
Finance-Other Services — 0.0%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	23,000		23,631
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	22,000		21,893
			45,524
Insurance-Multi-line — 0.1%
Aegon NV Sub. Notes 3.57% due 07/15/14(2)(13)	43,000		21,810
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	35,000		34,276
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	23,000		21,502
			77,588
Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	28,000		30,080
Inco, Ltd. Bonds 7.20% due 09/15/32	120,000		120,115
Inco, Ltd. Senior Notes 7.75% due 05/15/12	20,000		22,006
Noranda, Inc. Notes 6.00% due 10/15/15	19,000		20,291
			192,492
Oil Companies-Exploration & Production — 0.2%
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	160,000		200,466
Nexen, Inc. Senior Notes 5.88% due 03/10/35	21,000		19,825
Nexen, Inc. Senior Notes 6.20% due 07/30/19	45,000		47,616
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	35,000		28,700
			296,607
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	95,000		96,705
Total Capital SA Company Guar. Notes 3.13% due 10/02/15	17,000		16,743
			113,448
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	175,000		176,219
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(3)	15,000		15,412
Special Purpose Entity — 0.2%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	240,000		267,206
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/18	130,000		134,138
ArcelorMittal Senior Notes 9.85% due 06/01/19	60,000		77,230
			211,368
Telephone-Integrated — 1.1%
British Telecom PLC Senior Notes 5.15% due 01/15/13	175,000		182,488
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	200,000		206,685
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	175,000		225,069
France Telecom SA Bonds 7.75% due 03/01/11	70,000		75,024
France Telecom SA Notes 8.50% due 03/01/31	200,000		266,163
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	73,000		75,663
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	74,000		77,370
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	230,000		243,447
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	130,000		149,673
			1,501,582
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	105,000		133,338
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	20,000		23,072
Total Foreign Corporate Bonds & Notes (cost $6,032,846)			6,361,982
FOREIGN GOVERNMENT AGENCIES — 1.7%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	2,500,000	1,305,329

17

Federal Republic of Brazil Bonds 5.63% due 01/07/41	100,000	94,250
Federal Republic of Brazil Notes 8.00% due 01/15/18	165,278	188,582
Republic of Argentina Bonds 8.28% due 12/31/33	25,378	18,970
Republic of Indonesia Bonds 6.63% due 02/17/37	100,000	98,013
Republic of the Philippines Bonds 6.38% due 10/23/34	100,000	98,500
Republic of Turkey Senior Bonds 11.88% due 01/15/30	78,000	125,970
Republic of Venezuela Bonds 9.25% due 09/15/27	145,000	105,850
Russian Federation Senior Bonds 7.50% due 03/31/30(3)	84,600	95,492
United Mexican States Notes 5.95% due 03/19/19	100,000	105,750
Total Foreign Government Agencies (cost $1,901,770)		2,236,706
LOANS — 0.2%
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. BTL-B 3.24% due 12/16/13(2)(17)(18)	13,134	12,203
Ford Motor Co. BTL-B 3.51% due 12/16/13(2)(17)(18)	213,960	198,805
Total Loans (cost $227,094)		211,008
MUNICIPAL BONDS & NOTES — 0.5%
Municipal Bonds — 0.5%
California State General Obligation Bonds 6.20% due 10/01/19	100,000	96,492
California State Build America General Obligation Bonds 7.55% due 04/01/39	360,000	348,865
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	165,000	184,761
Total Municipal Bonds & Notes (cost $642,866)		630,118
U.S. GOVERNMENT AGENCIES — 21.8%
Federal Home Loan Mtg. Corp. — 5.9%
4.50% due 01/01/39	91,111	90,988
5.00% due 07/01/20	44,687	46,983
5.00% due 12/01/20	79,104	83,168
5.00% due 05/01/21	817,310	859,297
5.00% due 07/01/21	286,533	301,253
5.00% due 05/01/34	273,485	281,319
5.00% due 07/01/35	64,850	66,627
5.00% due 08/01/35	288,780	296,691
5.00% due 11/01/35	287,158	295,025
5.00% due 07/01/36	2,612,604	2,682,137
5.00% due 03/01/37	584,484	600,040
5.00% due 03/01/38	127,897	131,301
5.50% due 05/01/37	162,986	170,923
5.50% due 06/01/37	51,138	53,628
5.50% due 10/01/37	30,083	31,548
5.50% due 11/01/37	253,118	265,444
5.50% due 07/01/38	104,989	110,101
5.94% due 10/01/36(2)	271,109	287,680
6.00% due 09/01/26	252,593	270,555
6.00% due 12/01/33	54,284	58,152
6.00% due 08/01/36	103,008	109,511
6.50% due 05/01/16	7,399	7,933
6.50% due 05/01/29	11,365	12,303
6.50% due 07/01/35	16,001	17,251
6.50% due 03/01/36	86,551	92,744
6.50% due 05/01/36	2,578	2,763
7.00% due 04/01/32	27,123	29,846
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(6)	88,527	90,165
Series 2586, Class NK
3.50% due 08/15/16(6)	32,148	32,765
Series 3102, Class PG
5.00% due 11/15/28(6)	165,000	173,845
Series 3117, Class PD
5.00% due 09/15/31(6)	215,000	225,708
Series 3349, Class HB
5.50% due 06/15/31(6)	173,000	183,121
Series 1577, Class PK
6.50% due 09/15/23(6)	60,000	64,748
Series 1226, Class Z
7.75% due 03/15/22(6)	2,684	2,899
		8,028,462
Federal National Mtg. Assoc. — 11.4%
4.50% due 01/01/39	94,008	93,939
4.56% due 01/01/15	787,108	821,124
4.85% due 11/01/15	799,713	839,090
5.00% due 03/15/16	30,000	32,609
5.00% due 03/01/18	122,875	129,457
5.00% due 06/01/19	29,341	30,876
5.00% due 05/01/35	2,863	2,943
5.00% due 07/01/37	44,947	46,179
5.00% due January TBA	430,000	441,220
5.50% due 03/01/18	92,647	98,796
5.50% due 10/01/21	103,465	109,782
5.50% due 06/01/22	46,920	49,719
5.50% due 05/01/34	86,247	90,649
5.50% due 06/01/34	92,380	97,095
5.50% due 09/01/35	4,325,173	4,543,235
5.50% due 12/01/35	234,880	246,722
5.50% due 02/01/36(2)	94,939	99,497
5.50% due 06/01/36	2,047,442	2,154,186
5.50% due 08/01/36	22,402	23,492
5.50% due 12/01/36	611	641
5.50% due 07/01/38	245,299	257,053
5.50% due January TBA	600,000	628,031
5.92% due 10/01/11	151,605	159,449
6.00% due 06/01/17	39,930	42,793
6.00% due 06/01/26	166,783	178,237
6.00% due 04/01/27	928,833	991,448
6.00% due 12/01/33	182,650	195,093
6.00% due 05/01/34	106,717	113,820
6.06% due 09/01/11	81,936	87,198
6.09% due 05/01/11	288,578	299,771
6.29% due 02/01/11	157,974	162,604
6.50% due 06/01/13	66,241	71,314

18

6.50% due 09/01/32	131,015	141,578
6.50% due 06/01/35	794,972	855,837
6.50% due 01/01/36	66,478	71,381
6.50% due 02/01/36	198,616	213,140
6.50% due 08/01/36	155,525	166,898
6.50% due 10/01/37	94,056	100,832
7.00% due 06/01/37	407,567	447,187
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(6)	210,000	219,376
		15,354,291
Government National Mtg. Assoc. — 4.5%
4.50% due January TBA	3,000,000	3,001,875
5.00% due 08/15/39	2,472,850	2,547,722
5.50% due 05/15/36	41,456	43,564
6.00% due 09/15/32	43,813	46,804
6.00% due 12/15/33	203,165	216,700
7.00% due 11/15/31	38,183	42,050
7.00% due 07/15/33	36,852	40,643
7.50% due 01/15/32	27,911	31,458
8.00% due 11/15/31	7,361	8,469
8.50% due 11/15/17	2,454	2,682
9.00% due 11/15/21	722	823
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/35(6)	672	751
Series 2005-74, Class HB
7.50% due 09/16/35(6)	29,633	33,133
		6,016,674
Total U.S. Government Agencies (cost $28,396,625)		29,399,427
U.S. GOVERNMENT TREASURIES — 1.8%
United States Treasury Bonds — 1.1%
3.50% due 02/15/39	19,000	15,562
4.25% due 05/15/39	700,000	656,688
4.38% due 02/15/38	575,000	552,000
4.50% due 08/15/39	82,000	80,142
5.25% due 11/15/28	53,000	57,431
6.63% due 02/15/27(16)	60,000	74,934
8.13% due 08/15/19	17,000	22,881
		1,459,638
United States Treasury Notes — 0.7%
1.13% due 12/15/12	20,000	19,679
2.13% due 11/30/14	18,000	17,574
2.38% due 09/30/14	12,000	11,899
2.63% due 05/31/10(16)	750,000	757,412
2.63% due 06/30/14	63,000	63,458
2.75% due 11/30/16	20,000	19,255
2.75% due 02/15/19	10,000	9,206
3.00% due 08/31/16	11,000	10,819
3.13% due 05/15/19	3,000	2,841
3.38% due 11/15/19	55,000	52,903
3.63% due 08/15/19	6,000	5,899
		970,945
Total U.S. Government Treasuries (cost $2,573,650)		2,430,583
Total Long-Term Investment Securities (cost $123,277,436)		133,803,664
REPURCHASE AGREEMENTS — 3.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $666,000 and collateralized by $655,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $681,397	666,000	666,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $294,000 and collateralized by $300,000 of United States Treasury Bills, bearing interest at 0.05%, due 03/18/10 and having an approximate value of $299,970	294,000	294,000
Banc of America Securities Joint Repurchase Agreement (19)	3,210,000	3,210,000
Total Repurchase Agreements (cost $4,170,000)		4,170,000
TOTAL INVESTMENTS (cost $127,447,436)(20)	102.4%	137,973,664
Liabilities in excess of other assets	(2.4)	(3,187,330)
NET ASSETS	100.0%	$134,786,334

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $8,536,978 representing 6.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $2,853,195 representing 2.1% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2009.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Commercial Mortgage Backed Security
(5)	Variable Rate Security - the rate reflected is as of December 31, 2009, maturity date reflects the stated maturity date.
(6)	Collateralized Mortgage Obligation

19

(7)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2009, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/2005	$10,000	$10,000	$5,400	$54.00	0.00%

(8)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $5,400 representing 0.0% of net assets.
(9)	Income may be received in cash or additional shares/bonds at the discretion of the issuer.
(10)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 1.
(11)	Company has filed for Chapter 11 bankruptcy protection.
(12)	Security in default of interest and principal at maturity
(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(15)	Bond in default
(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(17)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(18)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(19)	See Note 2 for details of Joint Repurchase Agreements.
(20)	See Note 4 for cost of investments on a tax basis.
(21)	Denominated in United States dollars unless otherwise indicated.
ADR	— American Depository Receipt
BTL	— Bank Term Loan
FDIC	— Federal Deposit Insurance Corporation
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of December 31, 2009	Unrealized Appreciation (Depreciation)
44	Long	Australian 10 YR Bonds	March 2010	$28,559,118	$28,522,543	$(36,575)
20	Short	Long Gilt Futures	March 2010	3,781,580	3,696,392	85,188
18	Short	U.S. Treasury 2 YR Notes	March 2010	3,896,399	3,892,781	3,618
12	Long	U.S. Treasury 5 YR Notes	March 2010	1,388,667	1,372,594	(16,073)
15	Short	U.S. Treasury 10 YR Notes	March 2010	1,773,853	1,731,797	42,056
14	Short	U.S. Treasury Long Bonds	March 2010	1,652,812	1,615,250	37,562
						$115,776

Open Forward Foreign Currency Contracts
Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation
JPY	98,200,000	USD	1,095,548	3/17/2010	$40,781
* USD	513,090	BRL	925,000	3/17/2010	10,611
					51,392

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	(Depreciation)
* BRL	2,148,000	USD	1,209,459	3/17/2010	$(6,658)
USD	1,063,618	GBP	655,000	3/17/2010	(6,129)
USD	804,696	MXN	10,521,000	3/17/2010	(7,207)
USD	735,351	INR	34,010,000	1/25/2010	(5,591)
					(25,585)
Net Unrealized Appreciation (Depreciation)					$25,807

*

Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real
GBP — Pound Sterling
INR — Indian Rupee
MXN — Mexican Peso
JPY — Japanese Yen
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$39,465,886	$2,853,195	+	$—	$42,319,081
Preferred Stocks	1,050,040	—		—	1,050,040
Asset Backed Securities	—	17,553,688		124,438	17,678,126
Convertible Bonds & Notes	—	—		5,400	5,400
U.S. Corporate Bonds & Notes	—	31,297,042		184,151	31,481,193
Foreign Corporate Bonds & Notes	—	6,361,982		0	6,361,982
Foreign Government Agencies	—	2,236,706		—	2,236,706
Loans	—	211,008		—	211,008
Municipal Bonds & Notes	—	630,118		—	630,118
U.S. Government Agencies	—	29,399,427		—	29,399,427
U.S. Government Treasuries	2,430,583	—		—	2,430,583
Repurchase Agreements		4,170,000		—	4,170,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	168,424	—		—	168,424
Open Futures Contracts - Depreciation	(52,648)	—		—	(52,648)
Open Forward Foreign Currency Contracts - Appreciation	—	51,392		—	51,392
Open Forward Foreign Currency Contracts - Depreciation	—	(25,585)		—	(25,585)

Total	$43,062,285	$94,738,973		$313,989	$138,115,247

@

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 3/31/2009	$210,000	$2,000	$172,636	$0
Accrued discounts/premiums	—	—	313	—
Realized gain(loss)	10	—	5,645	—
Change in unrealized appreciation(depreciation)	116,824	3,400	30,721	—
Net purchases(sales)	(60,579)	—	(16,231)	—
Transfers in and/or out of Level 3	(141,817)	—	(8,933)	—
Balance as of 12/31/2009	$124,438	$5,400	$184,151	$0

See Notes to Portfolio of Investments

20

SEASONS SERIES TRUST

MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2009

(unaudited)

Security Description	Shares/ Principal Amount(21)	Market Value (Note 1)
COMMON STOCK — 15.8%
Aerospace/Defense — 0.0%
The Boeing Co.	138	$7,470
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	1,044	72,464
Agricultural Chemicals — 0.5%
Monsanto Co.	4,878	398,777
Potash Corp. of Saskatchewan, Inc.	1,000	108,500
		507,277
Apparel Manufacturers — 0.0%
Coach, Inc.	1,311	47,891
Applications Software — 0.2%
Microsoft Corp.	6,467	197,179
Banks-Commercial — 0.2%
Regions Financial Corp.	3,000	15,870
Standard Chartered PLC(1)	5,623	140,814
		156,684
Banks-Fiduciary — 0.1%
State Street Corp.	2,700	117,558
The Bank of New York Mellon Corp.	991	27,718
		145,276
Banks-Super Regional — 0.5%
Capital One Financial Corp.	2,500	95,850
Fifth Third Bancorp	7,100	69,225
PNC Financial Services Group, Inc.	1,970	103,996
SunTrust Banks, Inc.	1,700	34,493
US Bancorp	2,715	61,115
Wells Fargo & Co.	4,485	121,050
		485,729
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc.	872	53,018
The Coca-Cola Co.	1,672	95,304
		148,322
Brewery — 0.4%
Anheuser-Busch InBev NV(1)	7,823	404,168
Casino Hotels — 0.1%
Wynn Resorts, Ltd.	1,700	98,991
Casino Services — 0.1%
International Game Technology	3,100	58,187
Chemicals-Diversified — 0.3%
Celanese Corp., Class A	1,400	44,940
E.I. du Pont de Nemours & Co.	1,100	37,037
Israel Chemicals, Ltd.(1)	6,754	88,184
The Dow Chemical Co.	3,800	104,994
		275,155
Commercial Services-Finance — 0.0%
Mastercard, Inc., Class A	100	25,598
Computers — 1.8%
Apple, Inc.†	6,073	1,280,553
Dell, Inc.†	3,300	47,388
Hewlett-Packard Co.	2,854	147,009
Research In Motion, Ltd.†	7,372	497,905
		1,972,855
Computers-Memory Devices — 0.1%
EMC Corp.†	4,600	80,362
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	1,468	120,596
The Procter & Gamble Co.	2,183	132,356
		252,952
Cruise Lines — 0.1%
Carnival Corp.†	2,700	85,563
Royal Caribbean Cruises, Ltd.†	900	22,752
		108,315
Diversified Banking Institutions — 1.3%
Bank of America Corp.	26,957	405,973
JPMorgan Chase & Co.	10,103	420,992
Morgan Stanley	4,424	130,950
The Goldman Sachs Group, Inc.	2,345	395,930
		1,353,845
Diversified Manufacturing Operations — 0.2%
Eaton Corp.	700	44,534
General Electric Co.	3,000	45,390
Honeywell International, Inc.	1,644	64,445
Parker Hannifin Corp.	1,300	70,044
		224,413
Diversified Minerals — 0.2%
Vale SA ADR	5,465	158,649
Electric Products-Misc. — 0.0%
Emerson Electric Co.	572	24,367
Electric-Integrated — 0.1%
Dominion Resources, Inc.	908	35,340
FPL Group, Inc.	505	26,674
Progress Energy, Inc.	634	26,000
		88,014
Electronic Components-Semiconductors — 0.3%
Broadcom Corp., Class A†	1,000	31,450
Intel Corp.	5,778	117,871
Micron Technology, Inc.†	7,800	82,368
Texas Instruments, Inc.	1,485	38,699
		270,388
Electronic Connectors — 0.0%
Amphenol Corp., Class A	1,048	48,397
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,200	154,476
Enterprise Software/Service — 0.4%
Oracle Corp.	15,160	372,026
Entertainment Software — 0.1%
Activision Blizzard, Inc.†	9,122	101,345
Finance-Investment Banker/Broker — 0.0%
The Charles Schwab Corp.	701	13,193
Finance-Other Services — 0.2%
CME Group, Inc.	500	167,975
Food-Misc. — 0.1%
Kellogg Co.	538	28,621
Kraft Foods, Inc., Class A	1,316	35,769
		64,390
Gold Mining — 0.0%
Barrick Gold Corp.	600	23,628
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	500	14,905
Marriott International, Inc., Class A	5,149	140,310
Starwood Hotels & Resorts Worldwide, Inc.	1,900	69,483
		224,698
Human Resources — 0.0%
Monster Worldwide, Inc.†	2,200	38,280
Independent Power Producers — 0.0%
Mirant Corp.†	37	565

1

Insurance-Life/Health — 0.0%
Prudential Financial, Inc.	1,000	49,760
Insurance-Multi-line — 0.2%
ACE, Ltd.†	3,335	168,084
MetLife, Inc.	2,377	84,027
		252,111
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	500	52,675
T. Rowe Price Group, Inc.	1,400	74,550
		127,225
Medical Instruments — 0.1%
Intuitive Surgical, Inc.†	315	95,546
St. Jude Medical, Inc.†	631	23,208
		118,754
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	574	34,658
Medical Products — 0.2%
Baxter International, Inc.	515	30,220
Johnson & Johnson	2,172	139,899
		170,119
Medical-Biomedical/Gene — 1.0%
Amgen, Inc.†	2,000	113,140
Celgene Corp.†	8,630	480,518
Genzyme Corp.†	667	32,690
Gilead Sciences, Inc.†	9,405	407,048
Myriad Genetics, Inc.†	700	18,270
Vertex Pharmaceuticals, Inc.†	600	25,710
		1,077,376
Medical-Drugs — 0.4%
Abbott Laboratories	1,795	96,912
Merck & Co., Inc.	3,161	115,503
Pfizer, Inc.	6,878	125,111
Roche Holding AG(1)	677	115,168
		452,694
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	3,035	334,912
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	959	76,998
Multimedia — 0.4%
News Corp., Class A	20,460	280,097
The Walt Disney Co.	2,518	81,206
Time Warner, Inc.	1,740	50,704
		412,007
Networking Products — 0.5%
Cisco Systems, Inc.†	22,992	550,429
Oil Companies-Exploration & Production — 0.3%
Apache Corp.	700	72,219
Continental Resources, Inc.†	800	34,312
Devon Energy Corp.	700	51,450
EOG Resources, Inc.	600	58,380
Occidental Petroleum Corp.	800	65,080
Petrohawk Energy Corp.†	700	16,793
Range Resources Corp.	400	19,940
Southwestern Energy Co.†	800	38,560
		356,734
Oil Companies-Integrated — 0.7%
Chevron Corp.	1,128	86,845
ConocoPhillips	967	49,385
Exxon Mobil Corp.	2,365	161,269
Hess Corp.	1,900	114,950
Marathon Oil Corp.	300	9,366
Petroleo Brasileiro SA ADR	4,040	192,627
Suncor Energy, Inc.	3,006	106,142
		720,584
Oil-Field Services — 0.2%
Schlumberger, Ltd.	2,421	157,583
Smith International, Inc.	1,300	35,321
Weatherford International, Ltd.†	2,300	41,193
		234,097
Optical Supplies — 0.2%
Alcon, Inc.	1,185	194,755
Pharmacy Services — 0.1%
Express Scripts, Inc.†	1,300	112,385
Medco Health Solutions, Inc.†	230	14,699
		127,084
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.†	5,609	65,457
Real Estate Operations & Development — 0.1%
Hang Lung Properties, Ltd.(1)	16,000	62,511
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,000	38,630
Retail-Building Products — 0.1%
Home Depot, Inc.	3,100	89,683
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,244	88,548
Retail-Discount — 0.2%
Target Corp.	2,638	127,600
Wal-Mart Stores, Inc.	642	34,315
		161,915
Retail-Drug Store — 0.2%
CVS Caremark Corp.	7,370	237,388
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	1,800	47,898
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	3,137	169,178
Macy’s, Inc.	834	13,978
		183,156
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	900	31,563
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.†	4,500	111,915
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,312	26,449
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	1,971	106,785
Software Tools — 0.1%
VMware, Inc. Class A†	1,300	55,094
Steel-Producers — 0.1%
United States Steel Corp.	1,200	66,144
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	7,635	147,432
Telecom Services — 0.1%
TW Telecom, Inc.†	5,845	100,183
Telephone-Integrated — 0.1%
AT&T, Inc.	3,255	91,238

2

Verizon Communications, Inc.	1,357	44,957
		136,195
Tobacco — 0.0%
Altria Group, Inc.	1,200	23,556
Transport-Rail — 0.1%
Union Pacific Corp.	1,900	121,410
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	1,870	107,282
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co., Class A	2,570	112,309
Web Portals/ISP — 0.7%
Google, Inc., Class A†	1,040	644,779
Yahoo!, Inc.†	6,044	101,419
		746,198
Wireless Equipment — 0.3%
Crown Castle International Corp.†	5,047	197,035
Nokia Oyj ADR	2,200	28,270
QUALCOMM, Inc.	2,826	130,731
		356,036
Total Common Stock (cost $13,832,221)		16,887,558
PREFERRED STOCK — 0.4%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(2)	971	19,624
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	750	16,507
Diversified Banking Institutions — 0.2%
Bank of America Corp. 10.00%	10,440	155,765
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(3)	1,073	25,602
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.†	400	420
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	2,260	95,801
Special Purpose Entities — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(2)	2,400	46,968
Zurich RegCaPS Funding Trust VI 0.99%*(2)	75	51,844
		98,812
Total Preferred Stock (cost $430,662)		412,531
ASSET BACKED SECURITIES — 16.8%
Diversified Financial Services — 16.8%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	$725,000	746,409
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	21,517	21,761
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	52,051	53,200
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	87,255	88,638
Avis Budget Rental Car Funding AESOP Funding II LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	315,000	320,820
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(4)	270,000	273,196
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(4)(5)	105,000	103,119
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(4)	35,000	24,058
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(4)	800,000	705,483
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.27% due 10/10/45*(4)(5)	145,000	119,692

Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(4)	50,000	50,161
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(4)	380,000	327,930
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.23% due 04/15/12(2)	11,366	11,338
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.24% due 12/15/12(2)	244,045	241,873
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.26% due 05/15/13(2)	153,011	151,152
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.27% due 10/15/12(2)	61,952	61,426
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	54,317	54,681
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	21,312	21,529
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.03% due 07/25/37(5)(6)	63,782	53,712
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(2)(6)	314,028	220,035

3

Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.22% due 07/15/44(4)(5)	300,000	299,486
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(4)	87,000	92,765
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(4)(5)	250,000	245,147
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(6)	265,564	212,202
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(6)	154,911	135,744
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.54% due 02/15/39(4)(5)	750,000	738,783
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(4)	175,000	178,471
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(4)	240,000	229,809
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 5.33% due 05/25/35(5)(6)	361,233	293,780
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(4)	390,000	378,171
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.53% due 03/06/20*(2)(4)	170,000	133,938
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	600,000	589,606
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(4)	575,000	524,408
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.20% due 04/25/35(5)(6)	150,897	123,981
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.15% due 01/25/36(5)(6)	209,527	160,822
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.93% due 03/25/47(5)(6)	101,136	66,228
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	180,000	179,847
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.48% due 11/25/11*(2)	85,000	83,817
Impac CMB Trust, Series 2005-4, Class 1A1A 0.77% due 05/25/35(2)(6)	225,643	150,739
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	354,791	354,427
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	125,000	90,667
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	15,000	13,067
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(4)	250,000	237,629
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(4)(5)	445,000	428,820
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(4)	575,000	452,312
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(4)	50,000	54,761

LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(4)	420,000	385,017
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(4)	240,000	252,189
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 3.10% due 02/25/35(5)(6)	97,641	84,775
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 3.11% due 12/25/34(5)(6)	209,241	181,734
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	400,000	388,746
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(4)(5)	700,000	712,717
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	725,000	711,797
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(4)(5)	500,000	499,909
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(4)	156,476	163,089
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(4)	187,313	196,040
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	181,243	138,663
MortgageIT Trust, Series 2005-4, Class A1 0.51% due 10/25/35(2)(6)	503,348	311,322
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(4)	463,863	492,768
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	185,152	164,515

4

Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.71% due 02/20/47(5)(6)	354,533	264,376
Sierra Receivables Funding Co., Series 2009-2A, Class 4.52% due 08/20/26*(10)	135,751	135,751
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 3.99% due 04/25/45(5)(6)	288,118	263,532
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	30,315	31,003
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	600,000	627,414
Wachovia Bank Commercial Mtg. Trust, Series 2005-C20, Class A7 5.12% due 07/15/42(4)	245,000	236,694
Wachovia Bank Commercial Mtg. Trust, Series 2006-C26, Class A3 6.01% due 06/15/45(4)	575,000	545,532
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.91% due 01/25/35(5)(6)	554,611	503,467
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 3.74% due 03/25/35(5)(6)	426,140	378,032
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.60% due 10/25/36(5)(6)	221,528	159,200
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.09% due 09/25/36(5)(6)	36,370	30,407
Total Asset Backed Securities (cost $18,418,386)		17,958,329
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09†(7)(8)(9)(10)(11)(12) (cost $5,000)	5,000	2,700
U.S. CORPORATE BONDS & NOTES — 27.5%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	200,000	192,000
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	65,000	69,919
Lockheed Martin Corp. Senior Notes 5.50% due 11/18/39	10,000	9,798
		79,717
Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	3,000	2,968
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	3,000	3,210
		6,178
Agricultural Operations — 0.3%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	305,000	328,079
Airlines — 0.5%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	109,462	106,178
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	1,000	1,000
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	39,150	37,780

Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	65,000	58,500
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	100,000	102,250
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	182,300	182,451
United Airlines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	3,990	3,990
United Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	10,000	10,325
United Airlines, Inc. Pass Through Certs. Series 2009-2, Class B 12.00% due 01/15/16*	15,000	14,738
		517,212
Auto/Truck Parts & Equipment-Replacement — 0.0%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	5,000	5,419
Banks-Commercial — 1.2%
BB&T Corp. Senior Notes 3.38% due 09/25/13	5,000	5,039
Branch Banking & Trust Co. Sub. Notes 0.57% due 05/23/17(2)	7,000	6,194
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	430,000	449,925

5

KeyBank NA Sub. Notes 5.45% due 03/03/16	18,000	16,524
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,082
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	249,972
Sovereign Bank Sub. Notes 8.75% due 05/30/18	400,000	462,194
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	29,797
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	35,000	35,759
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	12,000	12,275
		1,271,761
Banks-Fiduciary — 0.2%
State Street Capital Trust IV Company Guar. Notes 1.25% due 06/01/67(2)	20,000	13,485
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	210,000	212,751
		226,236
Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 0.81% due 03/01/27(2)	19,000	13,518
Banks-Super Regional — 1.8%
BAC Capital Trust XI Bank Guar. Notes 6.63% due 05/23/36	275,000	245,732
BAC Capital Trust XIII Bank Guar. Notes 0.65% due 03/15/12(2)(13)	41,000	25,325
BAC Capital Trust XV Bank Guar. Notes 1.06% due 06/01/56(2)	10,000	6,410
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	26,000	25,482
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	285,000	306,679
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	50,000	56,612
National City Corp. Senior Notes 4.90% due 01/15/15	6,000	6,129
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	5,000	5,101
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	270,000	302,124
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(2)(13)	15,000	10,572
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	9,912
USB Capital IX Company Guar. Bonds 6.19% due 04/15/11(2)(13)	22,000	17,683
USB Capital XIII Trust Company Guar. Notes 6.63% due 12/15/39	20,000	20,327
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	5,000	5,112
Wachovia Corp. Notes 5.75% due 02/01/18	475,000	495,695
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	310,000	322,448
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	15,000	15,550
		1,876,893
Beverages-Non-alcoholic — 0.0%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	19,000	21,862
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.35% due 12/21/12	22,000	22,023
		43,885
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20*	34,000	34,689
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	175,000	204,889
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	125,000	158,062
		397,640
Broadcast Services/Program — 0.2%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(14)	5,954	4,465
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	2,000	1,503
Turner Broadcasting, Inc. Senior Notes 8.38% due 07/01/13	140,000	159,535
		165,503
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	65,000	62,887
Cable/Satellite TV — 1.7%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	18,580	21,878

6

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	2,000	2,053
Charter Communications Operating LLC/Charter Communications Operating Capital, Inc. Senior Notes 8.38% due 04/30/14*	21,000	21,578
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	425,000	489,896
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	8,000	8,410
Comcast Corp. Bonds 6.40% due 05/15/38	140,000	144,064
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	128,562
COX Communications, Inc. Notes 5.88% due 12/01/16*	60,000	63,508
COX Communications, Inc. Notes 6.25% due 06/01/18*	75,000	79,829
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	16,000	16,948
COX Communications, Inc. Notes 7.13% due 10/01/12	10,000	11,108
COX Communications, Inc. Bonds 8.38% due 03/01/39*	130,000	161,873
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19*	300,000	305,129
Time Warner Cable, Inc. Company Guar. Notes 3.50% due 02/01/15	20,000	19,759
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	130,000	136,588
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	185,000	205,094
		1,816,277
Casino Hotels — 0.0%
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	5,000	5,550
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	4,888
		10,438
Cellular Telecom — 0.7%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	130,000	141,086
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	215,000	266,682
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	322,319
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	8,000	8,110
		738,197
Chemicals-Diversified — 0.0%
Olin Corp. Senior Notes 8.88% due 08/15/19	2,000	2,145
Rohm & Haas Co. Notes 6.00% due 09/15/17	16,000	16,511
		18,656
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	90,000	93,734
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	5,000	4,887
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	6,000	5,775
		104,396
Coal — 0.0%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	10,000	10,575
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,344
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,081
		16,425
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	10,000	9,975
Clorox Co. Senior Notes 3.55% due 11/01/15	10,000	9,886
		19,861
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	10,000	10,250
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	10,000	6,813

7

Diversified Banking Institutions — 2.7%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	60,000	62,203
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	114,000	112,530
Bank of America Corp. Senior Notes 5.65% due 05/01/18	195,000	198,044
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,152
Bank of America Corp. Senior Notes 7.38% due 05/15/14	35,000	39,715
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	8,000	7,712
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	205,000	214,280
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	109,000	113,007
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	10,000	9,463
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	13,509
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	80,000	70,263
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	10,000	8,604
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	19,000	19,103
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	85,759
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	10,000	10,469
Citigroup, Inc. Sub. Notes 7.25% due 10/01/10	20,000	20,722
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	210,000	242,498
GMAC LLC Senior Notes 6.00% due 12/15/11	10,000	9,800
GMAC LLC Company Guar. Notes 6.88% due 09/15/11	36,000	35,460
GMAC LLC Sub. Notes 8.00% due 12/31/18	30,000	26,400
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	21,000	21,043
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	365,000	384,989
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	70,000	77,005
Morgan Stanley Sub. Notes 4.75% due 04/01/14	255,000	256,465
Morgan Stanley Senior Notes 5.63% due 09/23/19	100,000	100,731
Morgan Stanley Senior Notes 6.00% due 04/28/15	30,000	31,957

Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	108,117
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	7,000	7,355
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	10,000	10,560
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	168,303
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	15,000	16,407
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	123,000	131,907
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	59,097
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	176,000	180,908
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	50,000	58,290
		2,916,827
Diversified Financial Services — 0.9%
Capmark Financial Group, Inc. Company Guar. Notes 5.86% due 05/10/12†(11)(15)	215,000	54,453
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13	801	817
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14	1,202	1,223
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	1,202	1,214
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	2,004	2,014
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	7,805	7,844

8

CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	10,470	9,763
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	15,705	14,586
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	15,705	14,056
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	26,177	23,036
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	36,648	31,792
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	160,000	159,721
General Electric Capital Corp. Notes 5.63% due 05/01/18	150,000	153,711
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	16,000	14,814
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	230,000	247,919
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	33,000	31,163
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	230,000	237,518
		1,005,644
Diversified Manufacturing Operations — 0.0%
Acuity Brands Lighting, Inc. Company Guar. Notes 6.00% due 12/15/19*	20,000	19,228
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,131
Textron, Inc. Senior Notes 6.20% due 03/15/15	2,000	2,082
		27,441
Electric-Generation — 0.1%
Allegheny Energy Supply Co., LLC Senior Notes 6.75% due 10/15/39*	16,000	15,230
Edison Mission Energy Senior Notes 7.20% due 05/15/19	15,000	11,363
The AES Corp. Senior Notes 8.00% due 10/15/17	20,000	20,525
The AES Corp. Senior Notes 8.88% due 02/15/11	20,000	20,850
		67,968
Electric-Integrated — 1.2%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	14,000	13,747
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	93,362
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	87,501
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	195,000	206,803
Consolidated Edison Co. of New York, Inc. Senior Notes 5.50% due 12/01/39	10,000	9,727
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	23,000	23,964

Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	9,000	10,369
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	3,000	3,325
Exelon Generation Co., LLC Senior Notes 5.20% due 10/01/19	70,000	70,031
Exelon Generation Co., LLC Senior Notes 6.25% due 10/01/39	9,000	9,170
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	13,000	14,091
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39	18,000	18,180
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	20,000	19,000
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,214
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	19,000	21,212
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	16,099
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	16,051
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series A 10.25% due 11/01/15	10,000	8,100
Union Electric Co. Sec. Notes 6.40% due 06/15/17	270,000	290,755
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	220,000	310,546
		1,251,247

9

Electric-Transmission — 0.3%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	350,000	353,470
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	8,000	8,380
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	17,000	17,414
		25,794
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	18,000	18,868
Electronics-Military — 0.0%
L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*	13,000	12,859
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	25,000	25,211
PACCAR Financial Corp. Notes 1.95% due 12/17/12	12,000	11,855
		37,066
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	19,991
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	10,000	9,375
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 8.13% due 05/20/19	200,000	237,012
Discover Financial Services Senior Notes 6.45% due 06/12/17	75,000	70,195
		307,207
Finance-Investment Banker/Broker — 1.6%
JPMorgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	225,000	206,491
Lazard Group LLC Senior Notes 6.85% due 06/15/17	270,000	271,724
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(2)(11)(13)(15)	8,000	2
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(11)(15)	10,000	1,950
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(15)	9,000	3
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(15)	11,000	3
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	115,000	121,011
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	10,000	9,802
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	30,000	30,270
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	200,000	184,384
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	40,000	42,095

Morgan Stanley Senior Notes 5.75% due 08/31/12	230,000	246,692
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	30,000	29,658
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	6,000	6,346
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	85,000	90,319
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	33,000	35,973
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	205,000	229,041
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	200,000	215,036
		1,720,800
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	15,000	15,257
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	10,000	10,213
		25,470
Food-Misc. — 0.2%
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	8,000	9,044
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	200,000	215,546
		224,590
Food-Retail — 0.0%
Ahold Finance USA, LLC Company Guar. Notes 6.88% due 05/01/29	10,000	10,533
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	5,000	4,119

10

Gas-Distribution — 0.3%
Energen Corp. Notes 7.63% due 12/15/10	290,000	302,118
Sempra Energy Senior Notes 6.50% due 06/01/16	10,000	10,845
		312,963
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	20,000	16,650
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	15,000	15,037
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(8)(10)	40,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	15,000	15,019
		15,019
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	15,000	15,377
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	10,000	9,113
		24,490
Insurance-Life/Health — 0.8%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	9,934
Lincoln National Corp. Senior Notes 6.25% due 02/15/20	135,000	133,040
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	18,000	18,742
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	175,000	202,079
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	175,000	201,866
Principal Life Income Funding Trusts Senior Sec. Notes 0.46% due 11/08/13(2)	16,000	15,145
Prudential Financial, Inc. Notes 4.75% due 09/17/15	5,000	5,070
Prudential Financial, Inc. Senior Notes 6.00% due 12/01/17	4,000	4,127
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	4,000	4,303
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	225,000	252,263
Unum Group Senior Notes 7.13% due 09/30/16	10,000	10,361
		856,930
Insurance-Multi-line — 1.2%
Genworth Financial, Inc. Notes 5.75% due 06/15/14	5,000	4,782
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	10,000	10,374
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	102,277

Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	90,000	85,794
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	185,000	180,149
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	10,000	7,992
MetLife, Inc. Senior Notes 6.75% due 06/01/16	10,000	11,198
MetLife, Inc. Notes 7.72% due 02/15/19	240,000	282,032
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	20,000	20,162
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	198,000	209,021
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	67,195
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	253,896
		1,234,872
Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	20,000	16,500
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	420,000	359,532
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	120,000	147,174
		523,206

11

Insurance-Property/Casualty — 1.0%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	240,000	269,524
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(2)	290,000	211,700
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	195,000	197,384
Markel Corp. Senior Notes 7.13% due 09/30/19	5,000	5,163
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	135,715
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	207,710
		1,027,196
Investment Management/Advisor Services — 0.4%
BlackRock, Inc. Senior Notes 2.25% due 12/10/12	20,000	19,912
BlackRock, Inc. Senior Notes 3.50% due 12/10/14	125,000	123,430
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	270,000	279,207
		422,549
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.50% due 01/15/15	20,000	20,041
Boston Scientific Corp. Senior Notes 5.50% due 11/15/15	11,000	11,825
Boston Scientific Corp. Senior Notes 7.38% due 01/15/40	20,000	21,487
		53,353
Medical Labs & Testing Services — 0.5%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	145,000	161,537
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	325,000	357,127
		518,664
Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12*	10,000	10,309
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	5,000	5,431
		15,740
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	20,000	21,855
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	19,000	19,604
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	15,000	15,525
HCA, Inc. Senior Notes 7.50% due 11/15/95	10,000	7,901
HCA, Inc. Senior Notes 8.50% due 04/15/19*	15,000	16,163
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	15,000	16,106
		55,695
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	210,000	228,862
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	11,000	12,045
Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 6.25% due 10/01/39	14,000	14,017
Multimedia — 1.0%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	55,000	63,890
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	11,000	10,944
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	300,000	338,029
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	10,000	10,909
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	145,000	171,766
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	14,000	16,736
Time Warner, Inc. Bonds 6.63% due 05/15/29	270,000	281,529
Viacom, Inc. Senior Notes 6.13% due 10/05/17	210,000	226,497
		1,120,300
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	10,000	9,562

12

Non-Hazardous Waste Disposal — 0.1%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	10,000	10,650
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	23,000	24,035
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	20,000	19,875
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	8,000	8,801
		63,361
Office Automation & Equipment — 0.4%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	10,000	10,198
Xerox Corp. Senior Notes 4.25% due 02/15/15	15,000	14,895
Xerox Corp. Senior Notes 5.50% due 05/15/12	225,000	237,785
Xerox Corp. Senior Notes 5.63% due 12/15/19	45,000	44,937
Xerox Corp. Senior Notes 6.75% due 12/15/39	14,000	14,105
Xerox Corp. Senior Notes 8.25% due 05/15/14	70,000	80,299
		402,219
Oil Companies-Exploration & Production — 0.5%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	40,000	40,700
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	38,000	41,154
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	265,000	282,667
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	145,000	170,794
		535,315
Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	255,000	282,544
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	9,000	10,202
Hess Corp. Senior Notes 6.00% due 01/15/40	20,000	19,805
		312,551
Paper & Related Products — 0.3%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	5,000	5,062
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	5,063
International Paper Co. Senior Notes 9.38% due 05/15/19	60,000	73,750
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	185,000	203,222
		287,097
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	95,000	103,657
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	15,000	15,750
Pipelines — 0.4%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	25,250
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,650
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	10,000	10,561
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	300,000	326,065
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	17,000	17,544
Plains All American Pipeline LP Company Guar. Notes 5.75% due 01/15/20	9,000	9,007
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	20,000	22,940
		421,017
Property Trust — 0.3%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	245,000	267,868
WEA Finance LLC / WT Finance Australia Property, Ltd. Company Guar. Notes 6.75% due 09/02/19*	50,000	53,687
		321,555
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(11)(15)	10,000	100
Real Estate Investment Trusts — 1.7%
AvalonBay Communities, Inc. Senior Notes 5.70% due 03/15/17	90,000	91,300

13

Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	76,447
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	125,000	127,013
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	130,000	130,226
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	80,000	78,084
Kimco Realty Corp. Notes 5.58% due 11/23/15	205,000	201,943
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	45,000	43,348
Liberty Property LP Senior Notes 8.50% due 08/01/10	210,000	215,631
Realty Income Corp. Senior Notes 6.75% due 08/15/19	235,000	230,116
Simon Property Group LP Notes 5.30% due 05/30/13	145,000	149,612
Simon Property Group LP Senior Notes 6.75% due 05/15/14	25,000	26,642
Simon Property Group LP Senior Notes 10.35% due 04/01/19	120,000	150,728
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	310,000	314,708
		1,835,798
Real Estate Management/Services — 0.0%
AMB Property LP Company Guar. Notes 6.63% due 12/01/19	10,000	9,808
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	122,748
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(9)(11)(15)	10,000	52
Rental Auto/Equipment — 0.2%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	225,000	220,232
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	10,000	10,012
		230,244
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	7,600
Retail-Drug Store — 0.2%
CVS Caremark Corp. Notes 6.60% due 03/15/19	65,000	71,129
CVS Caremark Corp. Pass Through Certs., 6.94% due 01/10/30	144,117	144,874
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	8,000	8,380
		224,383
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	10,000	8,893
Special Purpose Entities — 0.4%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	100,000	116,250
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	20,000	21,300
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	3,650
Farmers Exchange Capital Notes 7.05% due 07/15/28*	330,000	287,488
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	4,000	4,105
		432,793
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	10,000	10,100
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	10,000	10,412
		20,512
Telecom Services — 0.3%
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	50,000	48,125
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	15,581
Qwest Corp. Senior Notes 8.88% due 03/15/12	20,000	21,500
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	190,000	223,208
		308,414
Telephone-Integrated — 0.5%
AT&T, Inc. Notes 5.10% due 09/15/14	120,000	129,079
AT&T, Inc. Senior Notes 5.63% due 06/15/16	10,000	10,742

14

AT&T, Inc. Senior Notes 6.30% due 01/15/38	105,000	106,652
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	23,000	23,571
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	4,913
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	16,000	13,300
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	2,000	1,885
Verizon Communications, Inc. Notes 6.40% due 02/15/38	165,000	172,493
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	30,000	33,250
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	12,000	13,229
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	10,385
		519,499
Television — 0.3%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	1,000	984
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	8,000	8,628
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	225,000	255,784
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(2)(9)(11)(15)	11,593	188
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(11)(15)	5,000	18
		265,602
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	70,000	85,304
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	170,000	210,148
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	100,000	105,566
		401,018
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 07/02/20	2,381	1,905
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	63,358	49,420
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	12,942	11,259
		62,584
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	8,000	8,169
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.15% due 05/01/37	10,000	10,132
CSX Corp. Senior Notes 6.75% due 03/15/11	5,000	5,310
		15,442
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	15,000	14,494
Total U.S. CORPORATE BONDS & NOTES (cost $27,869,276)		29,447,369
FOREIGN CORPORATE BONDS & NOTES — 5.8%
Banks-Commercial — 0.5%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	10,000	9,927
Barclays Bank PLC Senior Notes 2.50% due 01/23/13	29,000	28,966
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	5,000	5,109
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(2)(13)	20,000	15,000
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	135,000	137,390
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC Senior Notes 2.13% due 12/21/12	20,000	19,897
Groupe BPCE Notes 4.15% due 03/30/10(2)(13)	23,000	14,030
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	230,000	250,026
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	20,000	20,696
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(2)(13)	40,000	24,500

15

Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	10,000	10,165
		535,706
Banks-Money Center — 0.4%
Bank of Scotland PLC Senior Sub. Notes 0.69% due 05/28/10(2)(13)	80,000	38,800
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	345,000	363,285
		402,085
Beverages-Non-alcoholic — 0.0%
Coca-Cola Amatil, Ltd. Company Guar. Notes 3.25% due 11/02/14*	9,000	8,885
Brewery — 0.3%
Cia de Bebidas das Americas Notes 8.75% due 09/15/13	250,000	290,000
Broadcast Services/Program — 0.2%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40*	165,000	161,798
Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	210,000	235,184
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(8)(10)	20,000	0
Diversified Banking Institutions — 0.6%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(2)(13)	5,000	4,050
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	385,000	417,829
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/19	195,000	194,374
		616,253
Diversified Minerals — 0.0%
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	10,000	11,650
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	250,000	227,092
Electric-Integrated — 0.5%
Electricite de France Notes 5.50% due 01/26/14*	12,000	13,045
Electricite de France Notes 6.50% due 01/26/19*	180,000	202,071
Electricite de France Notes 6.95% due 01/26/39*	16,000	18,923
Enel Finance International SA Company Guar. Notes 5.13% due 10/07/19*	175,000	176,081
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	9,000	9,048
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	115,000	127,153
TransAlta Corp. Senior Notes 4.75% due 01/15/15	16,000	16,111
		562,432
Finance-Other Services — 0.0%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	8,000	8,219
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	11,000	10,947
		19,166
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.57% due 07/15/14(2)(13)	18,000	9,130
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	13,710
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	9,000	8,414
		31,254
Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	14,000	15,040
Inco, Ltd. Bonds 7.20% due 09/15/32	110,000	110,106
Inco, Ltd. Senior Notes 7.75% due 05/15/12	10,000	11,003
Noranda, Inc. Notes 6.00% due 10/15/15	13,000	13,883
		150,032
Oil Companies-Exploration & Production — 0.3%
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	160,000	200,466
Nexen, Inc. Senior Notes 5.88% due 03/10/35	11,000	10,385
Nexen, Inc. Senior Notes 6.20% due 07/30/19	45,000	47,615
		258,466
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	125,000	127,243

16

Total Capital SA Company Guar. Notes 3.13% due 10/02/15	6,000		5,909
			133,152
Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	225,000		226,567
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(3)	10,000		10,275
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	5,000		5,175
			15,450
Special Purpose Entity — 0.4%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	355,000		395,242
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/18	140,000		144,457
ArcelorMittal Senior Notes 9.85% due 06/01/19	55,000		70,794
			215,251
Telephone-Integrated — 1.5%
British Telecom PLC Senior Notes 5.15% due 01/15/13	200,000		208,557
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	220,000		227,354
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	175,000		225,069
France Telecom SA Bonds 7.75% due 03/01/11	170,000		182,201
France Telecom SA Notes 8.50% due 03/01/31	175,000		232,892
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	27,000		27,985
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	28,000		29,275
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	250,000		264,616
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	135,000		155,430
			1,553,379
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	110,000		139,688
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	10,000		11,536
Total Foreign Corporate Bonds & Notes (cost $5,834,923)			6,200,268
FOREIGN GOVERNMENT AGENCIES — 2.0%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	2,750,000	1,435,862
Federal Republic of Brazil Bonds 5.63% due 01/07/41	50,000		47,125
Federal Republic of Brazil Notes 8.00% due 01/15/18	188,889		215,522
Republic of Argentina Bonds 8.28% due 12/31/33	25,378		18,970
Republic of Indonesia Bonds 6.63% due 02/17/37	100,000		98,013
Republic of Turkey
Senior Bonds 11.88% due 01/15/30	30,000		48,450
Republic of Venezuela Bonds 9.25% due 09/15/27	70,000		51,100
Russian Federation Senior Bonds 7.50% due 03/31/30(3)	47,000		53,051
State of Qatar Senior Notes 6.40% due 01/20/40*	100,000		100,250
United Mexican States Notes 5.95% due 03/19/19	50,000		52,875
Total Foreign Government Agencies (cost $1,741,906)			2,121,218
LOANS — 0.2%
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. BTL-B 3.24% due 12/16/13(2)(17)(18)	12,296		11,425
Ford Motor Co. BTL-B 3.51% due 12/16/13(2)(17)(18)	200,303		186,115
Total Loans (cost $212,599)			197,540
MUNICIPAL BONDS & NOTES — 0.6%
Municipal Bonds — 0.6%
California State General Obligation Bonds 6.20% due 10/01/19	100,000		96,492
California State Build America General Obligation Bonds 7.55% due 04/01/39	385,000		373,092
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	170,000		190,359
Total Municipal Bonds & Notes (cost $673,168)			659,943

17

U.S. GOVERNMENT AGENCIES — 24.9%
Federal Home Loan Mtg. Corp. — 3.4%
4.50% due 01/01/39	41,273	41,217
5.00% due 12/01/20	24,997	26,281
5.00% due 07/01/21	113,492	119,074
5.00% due 10/01/33	45,068	46,435
5.00% due 05/01/34	72,376	74,449
5.00% due 02/01/35	266,502	273,803
5.00% due 07/01/35	100,102	102,845
5.00% due 08/01/35	97,951	100,635
5.00% due 09/01/35	300,033	308,253
5.00% due 10/01/35	136,506	140,246
5.00% due 11/01/35	40,333	41,438
5.00% due 12/01/35	623,160	640,232
5.00% due 03/01/38	58,215	59,765
5.00% due 07/01/39	59,598	61,175
5.50% due 07/01/34	62,189	65,422
5.50% due 07/01/35	73,038	76,788
5.50% due 04/01/37	67,053	70,318
5.50% due 05/01/37	57,295	60,085
5.50% due 08/01/37	135,980	142,602
5.50% due 07/01/38	52,494	55,051
5.94% due 10/01/36(2)	119,054	126,331
6.00% due 09/01/26	252,593	270,555
6.00% due 12/01/33	82,474	88,350
6.00% due 08/01/36	34,336	36,504
6.50% due 05/01/16	3,699	3,966
6.50% due 05/01/29	15,190	16,443
6.50% due 11/01/34	26,643	28,675
6.50% due 03/01/36	42,106	45,119
6.50% due 05/01/36	1,031	1,105
6.50% due 11/01/37	30,535	32,714
7.00% due 04/01/32	13,561	14,923
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(6)	89,662	91,321
Series 2586, Class NK
3.50% due 08/15/16(6)	32,147	32,765
Series 3102, Class PG
5.00% due 11/15/28(6)	70,000	73,752
Series 3117, Class PD
5.00% due 09/15/31(6)	90,000	94,482
Series 3349, Class HB
5.50% due 06/15/31(6)	79,000	83,622
Series 1577, Class PK
6.50% due 09/15/23(6)	96,000	103,596
Series 1226, Class Z
7.75% due 03/15/22(6)	3,920	4,233
		3,654,570
Federal National Mtg. Assoc. — 15.9%
4.50% due 01/01/39	37,603	37,576
4.50% due 06/01/39	639,083	638,550
4.56% due 01/01/15	787,108	821,123
4.75% due 12/15/10	15,000	15,591
4.85% due 11/01/15	799,713	839,090
5.00% due 03/15/16	11,000	11,957
5.00% due 03/01/18	45,870	48,327
5.00% due 06/01/19	14,671	15,438
5.00% due 09/01/35	544,716	560,065
5.00% due 10/01/35	1,956,480	2,011,608
5.50% due 06/01/20	325,300	346,384
5.50% due 07/01/20	225,267	239,866
5.50% due 03/01/21	242,529	258,248
5.50% due 04/01/21	349,911	371,277
5.50% due 06/01/21	271,552	288,133
5.50% due 10/01/21	276,645	293,537
5.50% due 12/01/21	544,222	577,452
5.50% due 06/01/22	245,338	259,974
5.50% due 05/01/34	17,121	17,994
5.50% due 06/01/34	46,190	48,548
5.50% due 07/01/35	4,000,647	4,204,847
5.50% due 12/01/35	114,266	120,027
5.50% due 02/01/36(2)	46,186	48,404
5.50% due 06/01/36	2,045,913	2,152,577
5.50% due 12/01/36	4,168	4,371
5.50% due 07/01/38	28,304	29,660
5.92% due 10/01/11	424,494	446,459
6.00% due 06/01/17	19,965	21,396
6.00% due 06/01/26	166,787	178,241
6.00% due 03/01/27	207,870	221,883
6.00% due 12/01/33	16,219	17,324
6.00% due 05/01/34	60,690	64,729
6.00% due 07/01/34	6,670	7,117
6.00% due 07/01/38	166,731	176,761
6.06% due 09/01/11	258,091	274,666
6.09% due 05/01/11	230,862	239,817
6.29% due 02/01/11	126,403	130,107
6.50% due 08/01/16	14,889	16,164
6.50% due 09/01/32	36,168	39,084
6.50% due 04/01/34	9,018	9,709
6.50% due 11/01/35	59,214	63,581
6.50% due 02/01/36	185,796	199,382
6.50% due 07/01/36	27,911	29,952
6.50% due 11/01/36	33,296	35,731
6.50% due 10/01/37	53,457	57,307
7.00% due 06/01/37	407,567	447,187
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(6)	85,000	88,795
		17,026,016
Government National Mtg. Assoc. — 5.6%
4.50% due January TBA	1,700,000	1,701,063
5.00% due January TBA	2,900,000	2,982,015
5.50% due 04/15/36	260,319	273,550
6.00% due 02/15/33	78,518	83,780
6.50% due 07/15/28	579,142	625,637
6.50% due 08/15/28	27,530	29,741
6.50% due 09/15/28	59,585	64,369
6.50% due 11/15/28	51,632	55,777
7.00% due 11/15/31	14,929	16,440
7.00% due 01/15/33	23,803	26,309
7.00% due 05/15/33	34,335	37,894
7.50% due 01/15/32	13,956	15,729
8.00% due 02/15/30	3,223	3,706
8.50% due 11/15/17	2,554	2,792
9.00% due 11/15/21	812	926
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/35(6)	1,443	1,614
Series 2005-74, Class HB
7.50% due 09/16/35(6)	10,866	12,150
Series 2005-74, Class HC
7.50% due 09/16/35(6)	6,448	7,171
		5,940,663
Total U.S. Government Agencies (cost $25,607,907)		26,621,249
U.S. GOVERNMENT TREASURIES — 3.3%
United States Treasury Bonds — 1.9%
3.50% due 02/15/39	16,000	13,105

18

4.25% due 05/15/39	196,000	183,872
4.38% due 02/15/38	670,000	643,200
4.50% due 05/15/38	13,000	12,730
4.50% due 08/15/39	41,000	40,071
5.25% due 11/15/28	32,000	34,675
6.25% due 08/15/23(16)	320,000	382,200
6.63% due 02/15/27(16)	600,000	749,344
8.13% due 08/15/19	8,000	10,768
		2,069,965
United States Treasury Notes — 1.4%
1.13% due 12/15/12	10,000	9,840
1.50% due 10/31/10	150,000	151,324
2.00% due 11/30/13	40,000	39,787
2.13% due 11/30/14	12,000	11,716
2.38% due 09/30/14	245,000	242,932
2.63% due 05/31/10(16)	525,000	530,189
2.75% due 11/30/16	10,000	9,627
2.75% due 02/15/19	5,000	4,603
3.00% due 08/31/16	5,000	4,918
3.13% due 05/15/19	3,000	2,841
3.25% due 07/31/16	200,000	200,359
3.38% due 11/15/19	37,000	35,590
3.63% due 08/15/19	6,000	5,899
3.75% due 11/15/18	240,000	239,981
		1,489,606
Total U.S. Government Treasuries (cost $3,687,466)		3,559,571
Total Long-Term Investment Securities (cost $98,313,514)		104,068,276
REPURCHASE AGREEMENTS — 6.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $176,000 and collateralized by $175,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $182,053	176,000	176,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $616,000 and collateralized by $630,000 of United States Treasury Bills, bearing interest at 0.05%, due 03/18/10 and having an approximate value of $629,937	616,000	616,000
Banc of America Securities Joint Repurchase Agreement (19)	6,065,000	6,065,000
Total Repurchase Agreements (cost $6,857,000)		6,857,000
TOTAL INVESTMENTS (cost $105,170,514)(20)	103.7%	110,925,276
Liabilities in excess of other assets	(3.7)	(3,990,014)
NET ASSETS	100.0%	$106,935,262

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $8,605,824 representing 8.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $917,630 representing 0.9% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2009.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Commercial Mortgage Backed Security
(5)	Variable Rate Security - the rate reflected is as of December 31, 2009, maturity date reflects the stated maturity date.
(6)	Collateralized Mortgage Obligation
(7)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2009, the Multi-Managed Income Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$2,700	$54.00	0.00%

(8)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $2,700 representing 0.0% of net assets.
(9)	Income may be received in cash or additional shares/bonds at the discretion of the issuer.
(10)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 1.
(11)	Company has filed for Chapter 11 bankruptcy protection.
(12)	Security in default of interest and principal at maturity
(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(15)	Bond in default
(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

19

(17)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(18)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(19)	See Note 2 for details of Joint Repurchase Agreements.
(20)	See Note 4 for cost of investments on a tax basis.
(21)	Denominated in United States dollars unless otherwise indicated.
ADR	— American Depository Receipt
BTL	— Bank Term Loan
FDIC	— Federal Deposit Insurance Corporation
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of December 31, 2009	Unrealized Appreciation (Depreciation)
46	Long	Australian 10 YR Bonds	March 2010	$29,857,227	$29,818,995	$(38,232)
21	Short	Long Gilt Futures	March 2010	3,970,658	3,881,211	89,447
19	Short	U.S. Treasury 2 YR Notes	March 2010	4,112,866	4,109,047	3,819
25	Long	U.S. Treasury 5 YR Notes	March 2010	2,892,852	2,859,570	(33,282)
16	Short	U.S. Treasury 10 YR Notes	March 2010	1,888,667	1,847,250	41,417
18	Short	U.S. Treasury Long Bonds	March 2010	2,130,164	2,076,750	53,414
						$116,583

Open Forward Foreign Currency Contracts

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation
JPY	108,100,000	USD	1,205,995	3/17/2010	$44,893
* USD	571,330	BRL	1,030,000	3/17/2010	11,817
					56,710

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	(Depreciation)
* BRL	2,362,000	USD	1,329,955	3/17/2010	$(7,321)
USD	1,177,288	GBP	725,000	3/17/2010	(6,784)
USD	897,397	MXN	11,733,000	3/17/2010	(8,039)
USD	808,432	INR	37,390,000	1/25/2010	(6,147)
					(28,291)
Net Unrealized Appreciation (Depreciation)					$28,419

*

Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real
GBP — Pound Sterling
INR — Indian Rupee
MXN — Mexican Peso
JPY — Japanese Yen
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$15,969,928	$917,630	+	$—	$16,887,558
Preferred Stocks	412,531	—		—	412,531
Asset Backed Securities	—	17,822,578		135,751	17,958,329
Convertible Bonds & Notes	—	—		2,700	2,700
U.S. Corporate Bonds & Notes	—	29,346,005		101,364	29,447,369
Foreign Corporate Bonds & Notes	—	6,200,268		0	6,200,268
Foreign Government Agencies	—	2,121,218		—	2,121,218
Loans	—	197,540		—	197,540
Municipal Bonds & Notes	—	659,943		—	659,943
U.S. Government Agencies	—	26,621,249		—	26,621,249
U.S. Government Treasuries	3,559,571	—		—	3,559,571
Repurchase Agreements	—	6,857,000		—	6,857,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	188,097	—		—	188,097
Open Futures Contracts - Depreciation	(71,514)	—		—	(71,514)
Open Forward Foreign Currency Contracts - Appreciation	—	56,710		—	56,710
Open Forward Foreign Currency Contracts - Depreciation	—	(28,291)		—	(28,291)

Total	$20,058,613	$90,771,850		$239,815	$111,070,278

@

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 3/31/2009	$141,500	$1,000	$95,572	$0
Accrued discounts/premiums	—	—	142	—
Realized gain(loss)	256	—	2,383	—
Change in unrealized appreciation(depreciation)	72,200	1,700	17,795	—
Net purchases(sales)	55,733	—	(10,062)	—
Transfers in and/or out of Level 3	(133,938)	—	(4,466)	—
Balance as of 12/31/2009	$135,751	$2,700	$101,364	$0

See Notes to Portfolio of Investments

20

SEASONS SERIES TRUST

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2009

(unaudited)

Security Description	Shares/Principal Amount(18)	Market Value (Note 1)
COMMON STOCK — 64.1%
Advanced Materials — 0.0%
PV Crystalox Solar PLC(1)	3,795	$3,761
Advertising Services — 0.0%
Vertis Holdings, Inc.(2)(3)	1,532	2
Aerospace/Defense — 0.6%
BAE Systems PLC(1)	50,704	292,199
Lockheed Martin Corp.	6,990	526,696
MTU Aero Engines Holding AG(1)	1,295	71,060
National Presto Industries, Inc.	706	77,116
Northrop Grumman Corp.	6,637	370,676
Raytheon Co.	3,657	188,409
		1,526,156
Aerospace/Defense-Equipment — 0.5%
Argon ST, Inc.†	589	12,793
Cobham PLC(1)	6,338	25,548
European Aeronautic Defence and Space Co. NV(1)	31,399	627,215
GenCorp, Inc.†	3,634	25,438
United Technologies Corp.	7,979	553,822
		1,244,816
Agricultural Chemicals — 0.2%
Agrium, Inc.	1,288	80,567
CF Industries Holdings, Inc.	3,939	357,583
Terra Industries, Inc.	628	20,215
Yara International ASA(1)	933	42,246
		500,611
Agricultural Operations — 0.2%
Andersons, Inc.	2,721	70,256
Archer-Daniels-Midland Co.	12,249	383,516
China Green Holdings, Ltd.(1)	66,000	62,473
		516,245
Airlines — 0.1%
British Airways PLC†(1)	16,678	49,755
easyJet PLC†(1)	8,807	49,619
Hawaiian Holdings, Inc.†	3,924	27,468
Singapore Airlines, Ltd.(1)	7,000	73,909
		200,751
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	1,067	14,831
Apparel Manufacturers — 0.1%
Carter’s, Inc.†	772	20,265
Christian Dior SA(1)	542	55,707
Coach, Inc.	3,187	116,421
Maidenform Brands, Inc.†	1,949	32,529
True Religion Apparel, Inc.†	1,045	19,322
		244,244
Appliances — 0.4%
Electrolux AB, Class B†(1)	29,176	684,795
Whirlpool Corp.	2,100	169,386
		854,181
Applications Software — 1.0%
Actuate Corp.†	4,961	21,233
Check Point Software Technologies, Ltd.†	1,179	39,945
Citrix Systems, Inc.†	3,275	136,273
Emdeon, Inc., Class A†	2,189	33,382
Microsoft Corp.	55,372	1,688,292
NetSuite, Inc.†	2,152	34,389
Quest Software, Inc.†	9,456	173,990
Salesforce.com, Inc.†	2,319	171,073
		2,298,577
Auction House/Art Dealers — 0.0%
Sotheby’s	2,953	66,383
Audio/Video Products — 0.1%
Skyworth Digital Holdings, Ltd.(1)	12,000	12,247
Sony Corp.(1)	6,700	194,209
		206,456
Auto-Cars/Light Trucks — 0.7%
Dongfeng Motor Group Co., Ltd.(1)	58,000	82,555
Ford Motor Co.†	65,400	654,000
Ford Otomotiv Sanayi AS(1)	15,468	93,730
Kanto Auto Works, Ltd.(1)	4,800	42,879
Nissan Motor Co., Ltd.†(1)	14,900	130,226
Peugeot SA†(1)	15,378	515,175
Porsche Automobil Holding SE(1)	850	53,388
Renault SA†(1)	1,296	65,994
		1,637,947
Auto-Heavy Duty Trucks — 0.2%
Hino Motors, Ltd.†(1)	34,000	117,841
Navistar International Corp.†	5,000	193,250
Oshkosh Corp.	3,343	123,791
		434,882
Auto/Truck Parts & Equipment-Original — 0.5%
Aisin Seiki Co., Ltd.(1)	7,400	211,503
Dana Holding Corp.†	990	10,732
Fuel Systems Solutions, Inc.†	1,551	63,963
GUD Holdings, Ltd.(1)	1,440	11,585
Hyundai Mobis†(1)	1,351	197,062
Koito Manufacturing Co., Ltd.(1)	10,000	159,311
Tenneco, Inc.†	1,811	32,109
Toyoda Gosei Co., Ltd.(1)	900	27,085
TRW Automotive Holdings Corp.†	4,400	105,072
Valeo SA†(1)	8,742	303,964
		1,122,386
Auto/Truck Parts & Equipment-Replacement — 0.0%
ATC Technology Corp.†	2,336	55,714
Exide Technologies†	3,341	23,754
		79,468
Banks-Commercial — 2.8%
Anglo Irish Bank Corp., Ltd.†(2)(3)	72,610	1,041
Australia and New Zealand Banking Group, Ltd.(1)	37,248	757,840
Banca Monte dei Paschi di Siena SpA(1)	203,975	357,145
Banco Bilbao Vizcaya Argentaria SA(1)	5,818	105,389
Banco do Brasil SA(1)	6,802	114,699
Banco Latinoamericano de Comercio Exterior SA, Class E	3,480	48,372
Banco Popolare SC†(1)	38,145	285,525
Banco Santander SA(1)	7,723	126,888
Bank Mandiri Tbk PT(1)	179,500	89,899
Bank of China, Ltd.(1)	312,000	167,048
Bank of Hawaii Corp.	3,400	160,004
Bank of the Ozarks, Inc.	1,701	49,788

Bank Rakyat Indonesia(1)	205,500	166,048
Bankinter SA(1)	20,686	210,258
China Citic Bank(1)(3)	127,000	107,440
China Construction Bank Corp.(1)	351,000	298,765
Commonwealth Bank of Australia(1)	771	37,596
Danske Bank A/S†(1)	13,293	302,668
DBS Group Holdings, Ltd.(1)	67,500	733,920
DnB NOR ASA†(1)	3,533	38,353
EFG Eurobank Ergasias SA†(1)	11,431	126,775
First Bancorp	1,649	23,036
First Gulf Bank PJSC(1)	17,738	77,882
Industrial & Commercial Bank of China(1)	374,000	306,925
International Bancshares Corp.	2,532	47,931
Itau Unibanco Holding SA ADR	3,815	87,135
Korea Exchange Bank(1)	5,230	65,094
National Australia Bank, Ltd.(1)	1,073	26,109
National Bank of Canada	1,490	85,823
National Bank of Greece SA†(1)	4,603	117,372
Oriental Financial Group, Inc.	3,361	36,299
Oversea-Chinese Banking Corp., Ltd.(1)	22,000	141,617
Royal Bank of Canada	1,250	67,409
Sberbank(1)	33,340	93,244
Smithtown Bancorp, Inc.	1,689	10,050
Standard Bank Group, Ltd.(1)	11,487	157,808
State Bank of India GDR(1)	576	55,854
Suffolk Bancorp	1,577	46,837
The Hachijuni Bank, Ltd.(1)	22,000	127,983
Toronto-Dominion Bank	1,788	112,766
Turkiye Garanti Bankasi AS(1)	29,778	126,482
Westpac Banking Corp.(1)	19,789	445,435
Wilshire Bancorp, Inc.	2,742	22,457
Yamaguchi Financial Group, Inc.(1)	4,000	37,016
		6,604,025
Banks-Fiduciary — 0.2%
Northern Trust Corp.	1,415	74,146
State Street Corp.	6,453	280,964
The Bank of New York Mellon Corp.	4,700	131,459
		486,569
Banks-Super Regional — 0.4%
US Bancorp	14,475	325,832
Wells Fargo & Co.	22,556	608,787
		934,619
Batteries/Battery Systems — 0.1%
A123 Systems, Inc.†	832	18,670
Advanced Battery Technologies, Inc.†	8,998	35,992
Byd Co., Ltd., Class H†(1)	6,500	56,737
China BAK Battery, Inc.†	4,800	13,344
Energizer Holdings, Inc.†	643	39,403
EnerSys†	2,309	50,498
GS Yuasa Corp.(1)	4,000	29,357
Saft Groupe SA(1)	642	30,926
Ultralife Corp.†	1,563	6,752
Valence Technology, Inc.†	6,000	5,460
		287,139
Beverages-Non-alcoholic — 0.4%
Britvic PLC(1)	21,571	142,148
Coca-Cola Enterprises, Inc.	11,000	233,200
PepsiCo, Inc.	9,700	589,760
		965,108
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	8,876	141,395
Diageo PLC(1)	5,258	91,696
		233,091
Brewery — 0.4%
Anheuser-Busch InBev NV(1)	11,626	600,647
Carlsberg A/S(1)	514	37,932
Heineken Holding NV(1)	4,220	176,805
SABMiller PLC(1)	6,943	203,600
		1,018,984
Broadcast Services/Program — 0.1%
Liberty Global, Inc., Class A†	12,950	283,735
Building & Construction Products-Misc. — 0.2%
Broadwind Energy, Inc.†	1,884	15,242
Fletcher Building, Ltd.(1)	19,077	110,098
Geberit AG(1)	513	90,871
Nortek, Inc.	2,647	92,645
Owens Corning, Inc.†	7,000	179,480
		488,336
Building & Construction-Misc. — 0.2%
Abengoa SA(1)	1,335	42,981
Aveng, Ltd.(1)	23,368	125,468
Balfour Beatty PLC(1)	10,377	43,122
Insituform Technologies, Inc., Class A†	1,364	30,990
Layne Christensen Co.†	1,634	46,912
Orascom Construction Industries(1)	2,603	116,110
		405,583
Building Products-Cement — 0.2%
Asia Cement China Holdings Corp.(1)	163,000	97,143
Boral, Ltd.(1)	27,091	143,158
HeidelbergCement AG(1)(3)	1,771	121,819
James Hardie Industries NV CDI†(1)	6,564	49,492
Lafarge SA(1)	241	19,819
		431,431
Building Products-Doors & Windows — 0.2%
Asahi Glass Co., Ltd.(1)	60,000	562,071
Building-Heavy Construction — 0.1%
Acciona SA(1)	456	59,226
Chicago Bridge & Iron Co.†	4,179	84,499
Impregilo SpA(1)	11,161	39,575
Vinci SA(1)	901	50,465
		233,765
Building-Residential/Commercial — 0.1%
Desarrolladora Homex SAB de CV ADR†	3,422	115,048
Cable/Satellite TV — 0.5%
Comcast Corp., Class A	22,065	372,016
DIRECTV†	9,954	331,966
DISH Network Corp., Class A	13,004	270,093
Jupiter Telecommunications Co., Ltd.(1)	37	36,657

LodgeNet Interactive Corp.†	3,720	20,571
Time Warner Cable, Inc.	4,289	177,522
		1,208,825
Casino Hotels — 0.0%
Sky City Entertainment Group, Ltd.(1)	22,321	53,288
Casino Services — 0.0%
Bally Technologies, Inc.†	898	37,078
Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	4,175	196,141
China Mobile, Ltd.(1)	11,600	108,125
Mobile Telesystems OJSC ADR	3,522	172,191
NII Holdings, Inc.†	6,724	225,792
Vodafone Group PLC(1)	19,269	44,621
		746,870
Chemicals-Diversified — 0.7%
Akzo Nobel NV(1)	741	48,841
BASF SE(1)	1,911	118,533
Celanese Corp., Class A	7,664	246,015
DIC Corp.(1)	14,000	23,743
E.I. du Pont de Nemours & Co.	9,500	319,865
Hitachi Chemical Co., Ltd.(1)	14,400	289,869
Innophos Holdings, Inc.	2,667	61,314
Johnson Matthey PLC(1)	11,123	274,736
Koninklijke DSM NV(1)	3,193	156,557
Nitto Denko Corp.(1)	1,100	39,199
The Dow Chemical Co.	4,603	127,181
		1,705,853
Chemicals-Specialty — 0.5%
Albemarle Corp.	1,523	55,392
Ashland, Inc.	8,000	316,960
Eastman Chemical Co.	2,300	138,552
Hawkins, Inc.	1,645	35,910
Lubrizol Corp.	3,300	240,735
Methanex Corp.	3,439	67,508
OM Group, Inc.†	1,737	54,524
WR Grace & Co.†	6,960	176,436
		1,086,017
Circuit Boards — 0.2%
Multi-Fineline Electronix, Inc.†	1,010	28,654
Tripod Technology Corp.(1)	36,000	120,770
TTM Technologies, Inc.†	7,944	91,594
Unimicron Technology Corp.(1)	81,000	116,520
		357,538
Coal — 0.3%
Alpha Natural Resources, Inc.†	7,418	321,793
Arch Coal, Inc.	280	6,230
China Coal Energy Co.(1)	7,000	12,658
China Shenhua Energy Co., Ltd.(1)	4,000	19,340
CONSOL Energy, Inc.	171	8,516
International Coal Group, Inc.†	7,732	29,846
Massey Energy Co.	210	8,822
Peabody Energy Corp.	207	9,358
South Australia Coal Corp.(2)(3)	502	45
Walter Energy, Inc.	2,501	188,350
Yanzhou Coal Mining Co., Ltd.(1)	6,000	13,127
		618,085
Commerce — 0.0%
i2 Technologies, Inc.†	2,198	42,026
Commercial Services — 0.1%
AerCap Holdings NV†(3)	2,805	25,413
Alliance Data Systems Corp.†	1,052	67,949
Convergys Corp.†	3,255	34,991
HMS Holdings Corp.†	944	45,964
Steiner Leisure, Ltd.†	996	39,601
		213,918
Commercial Services-Finance — 0.4%
Deluxe Corp.	2,689	39,770
Dollar Financial Corp.†	1,570	37,146
Equifax, Inc.	3,400	105,026
Experian PLC(1)	15,519	153,415
Lender Processing Services, Inc.	2,200	89,452
The Western Union Co.	10,000	188,500
Visa, Inc., Class A	4,200	367,332
Wright Express Corp.†	783	24,947
		1,005,588
Computer Aided Design — 0.0%
ANSYS, Inc.†	746	32,421
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	5,072	45,800
Computer Services — 0.2%
3PAR, Inc.†	3,657	43,336
CACI International, Inc., Class A†	400	19,540
Indra Sistemas SA(1)	4,695	110,445
SRA International, Inc.†	923	17,629
Unisys Corp.†	4,596	177,222
		368,172
Computer Software — 0.0%
Global Defense Technology & Systems, Inc.†	2,055	33,825
Computers — 1.6%
Apple, Inc.†	6,346	1,338,118
Dell, Inc.†	6,303	90,511
Hewlett-Packard Co.	13,649	703,060
International Business Machines Corp.	12,729	1,666,226
Silicon Graphics International Corp.†	8,373	58,695
		3,856,610
Computers-Integrated Systems — 0.4%
Brocade Communications Systems, Inc.†	5,875	44,826
Fujitsu, Ltd.(1)	115,000	739,564
NCI, Inc.†	396	10,949
NCR Corp.†	5,689	63,319
		858,658
Computers-Memory Devices — 0.7%
EMC Corp.†	37,032	646,949
NetApp, Inc.†	4,188	144,025
Netezza Corp†	2,695	26,142
Seagate Technology (Escrow Shares)†(3)(7)(22)	970	0
Seagate Technology	15,200	276,488
STEC, Inc.†	1,316	21,503

Western Digital Corp.†	12,398	547,372
		1,662,479
Computers-Periphery Equipment — 0.0%
Logitech International SA†(1)	1,284	22,089
Synaptics, Inc.†	1,113	34,113
		56,202
Consulting Services — 0.0%
SAIC, Inc.†	1,706	32,312
Serco Group PLC(1)	3,625	30,818
Stantec, Inc.†	1,336	38,834
		101,964
Consumer Products-Misc. — 0.3%
Clorox Co.	1,329	81,069
Kimberly-Clark Corp.	7,900	503,309
Kimberly-Clark de Mexico SAB de CV, Class A	28,679	128,400
Prestige Brands Holdings, Inc.†	5,331	41,902
		754,680
Containers-Metal/Glass — 0.2%
BWAY Holding Co.†	1,215	23,352
Crown Holdings, Inc.†	5,800	148,364
Owens-Illinois, Inc.†	7,100	233,377
Silgan Holdings, Inc.	597	34,555
		439,648
Containers-Paper/Plastic — 0.2%
AEP Industries, Inc.†	635	24,308
Pactiv Corp.†	5,700	137,598
Rengo Co., Ltd.(1)	8,000	47,471
Rock-Tenn Co., Class A	1,562	78,741
Sealed Air Corp.	6,600	144,276
		432,394
Cosmetics & Toiletries — 0.7%
Amorepacific Corp.(1)	161	129,073
Bare Escentuals, Inc.†	3,642	44,542
Colgate-Palmolive Co.	3,684	302,640
Oriflame Cosmetics SA SDR(1)	2,233	133,141
The Estee Lauder Cos., Inc., Class A	3,100	149,916
The Procter & Gamble Co.	13,104	794,495
		1,553,807
Data Processing/Management — 0.1%
Acxiom Corp.†	3,136	42,085
CSG Systems International, Inc.†	5,208	99,421
Fair Isaac Corp.	1,772	37,761
Fidelity National Information Services, Inc.	6,200	145,328
		324,595
Decision Support Software — 0.0%
Interactive Intelligence, Inc.†	1,747	32,215
Diagnostic Kits — 0.0%
Inverness Medical Innovations, Inc.†	886	36,778
Direct Marketing — 0.0%
APAC Customer Services, Inc.†	7,396	44,080
Distribution/Wholesale — 0.2%
Beacon Roofing Supply, Inc.†	2,370	37,920
Core-Mark Holding Co., Inc.†	947	31,213
Ingram Micro, Inc., Class A†	3,776	65,891
Jardine Cycle & Carriage, Ltd.(1)	4,000	76,330
Kloeckner & Co. AG†(1)	1,281	32,781
MWI Veterinary Supply, Inc.†	943	35,551
School Specialty, Inc.†	1,308	30,594
Tech Data Corp.†	1,293	60,331
WESCO International, Inc.†	2,069	55,884
		426,495
Diversified Banking Institutions — 2.6%
Bank of America Corp.	34,514	519,781
Barclays PLC(1)	149,599	659,235
BNP Paribas(1)	9,959	785,901
Citigroup, Inc.†	55,486	183,659
Credit Agricole SA(1)	13,350	232,739
Credit Suisse Group AG(1)	9,964	490,738
HSBC Holdings PLC(1)	22,069	251,859
JPMorgan Chase & Co.	30,089	1,253,809
Morgan Stanley	10,664	315,654
Societe Generale(1)	2,318	160,388
The Goldman Sachs Group, Inc.	4,904	827,991
UniCredit SpA†(1)	156,626	520,997
		6,202,751
Diversified Financial Services — 0.1%
Irish Life & Permanent PLC†(1)	5,319	23,453
Shinhan Financial Group Co., Ltd.†(1)	8,350	310,066
		333,519
Diversified Manufacturing Operations — 1.1%
3M Co.	5,230	432,364
Ameron International Corp.	431	27,351
AO Smith Corp.	1,491	64,694
AZZ, Inc.	861	28,155
Danaher Corp.	604	45,421
Dover Corp.	3,890	161,863
EnPro Industries, Inc.†	815	21,524
General Electric Co.	84,762	1,282,449
ITT Corp.	710	35,315
Koppers Holdings, Inc.	2,293	69,799
Leggett & Platt, Inc.	7,800	159,120
LSB Industries, Inc.†	3,535	49,844
Pentair, Inc.	1,463	47,255
SPX Corp.	3,106	169,898
The Brink’s Co.	2,247	54,692
Tyco International, Ltd.†	1,697	60,549
		2,710,293
Diversified Minerals — 0.3%
BHP Billiton, Ltd.(1)	3,817	146,167
Companhia Vale do Rio Doce, Class A(1)	3,146	77,911
Vale SA ADR	10,050	291,752
Xstrata PLC†(1)	5,325	93,793
		609,623
Diversified Operations — 0.6%
Bidvest Group, Ltd.(1)	10,048	175,528
Guangdong Investment, Ltd.(1)	436,000	253,838
Imperial Holdings, Ltd.(1)	17,394	207,862

Koc Holding AS†(1)	44,090	129,707
LG Corp.†(1)	924	57,740
Noble Group, Ltd.(1)	81,000	185,580
Spectrum Brands, Inc.†	902	20,295
Swire Pacific, Ltd., Class A(1)	33,500	405,142
Wharf Holdings, Ltd.(1)	8,000	45,745
		1,481,437
E-Commerce/Products — 0.1%
Amazon.com, Inc.†	436	58,651
Daum Communications Corp.†(1)	2,479	148,915
		207,566
E-Commerce/Services — 0.1%
Liberty Media Corp., Class A†(8)	6,400	69,376
Rakuten, Inc.†(1)	86	65,369
		134,745
Educational Software — 0.0%
Blackboard, Inc.†	737	33,452
Electric Products-Misc. — 0.5%
Emerson Electric Co.	7,055	300,543
GrafTech International, Ltd.†	2,272	35,330
Harbin Electric, Inc.†	3,099	63,653
Legrand SA(1)	3,961	110,451
Mitsubishi Electric Corp.†(1)	97,000	716,156
		1,226,133
Electric-Distribution — 0.0%
AGL Energy, Ltd.(1)	2,926	36,806
Electric-Generation — 0.1%
CEZ AS(1)	1,009	47,333
Huaneng Power International, Inc.(1)	10,000	5,625
The AES Corp.†	8,503	113,175
		166,133
Electric-Integrated — 1.7%
A2A SpA(1)	66,484	139,158
ATCO, Ltd., Class I	775	34,213
BKW FMB Energie AG(1)	266	20,684
Chubu Electric Power Co., Inc.(1)	7,200	171,582
Cia Energetica de Minas Gerais ADR	4,200	75,852
CMS Energy Corp.	7,400	115,884
Constellation Energy Group, Inc.	3,600	126,612
DTE Energy Co.	1,900	82,821
EDF SA(1)	1,091	64,920
Edison International	6,409	222,905
Endesa SA(1)	795	27,176
Enel SpA(1)	26,744	155,300
Energias de Portugal SA(1)	78,652	348,113
Enersis SA ADR	5,702	130,348
Entergy Corp.	495	40,511
Exelon Corp.	6,619	323,471
FirstEnergy Corp.	1,805	83,842
FPL Group, Inc.	5,376	283,960
GDF Suez(1)	2,665	115,618
Hokkaido Electric Power Co., Inc.(1)	1,400	25,406
Hokuriku Electric Power Co.(1)	1,200	26,112
Integrys Energy Group, Inc.	2,100	88,179
International Power PLC(1)	15,898	78,660
Kyushu Electric Power Co., Inc.(1)	1,800	37,018
NSTAR	3,100	114,080
NV Energy, Inc.	9,700	120,086
PG&E Corp.	5,382	240,306
PPL Corp.	6,600	213,246
Public Power Corp. SA†(1)	7,830	144,518
Public Service Enterprise Group, Inc.	1,516	50,407
RWE AG(1)	467	45,382
Shikoku Electric Power Co., Inc.(1)	1,100	28,374
The Kansai Electric Power Co., Inc.(1)	1,900	42,828
Tokyo Electric Power Co., Inc.(1)	4,300	107,782
TransAlta Corp.	329	7,386
Unisource Energy Corp.	1,125	36,214
		3,968,954
Electric-Transmission — 0.4%
National Grid PLC(1)	72,733	795,052
Terna Rete Elettrica Nazionale SpA(1)	55,418	238,452
		1,033,504
Electronic Components-Misc. — 0.5%
AU Optronics Corp.(1)	145,000	174,959
Coretronic Corp.(1)	92,000	132,702
Garmin, Ltd.	722	22,165
HON HAI Precision Industry Co., Ltd.(1)	32,700	153,828
Jabil Circuit, Inc.	5,000	86,850
LG Display Co., Ltd.(1)	3,090	104,330
NEC Corp.†(1)	120,000	309,106
Nippon Electric Glass Co., Ltd.(1)	2,000	27,284
Plexus Corp.†	1,209	34,457
Venture Corp., Ltd.(1)	7,000	43,896
		1,089,577
Electronic Components-Semiconductors — 1.1%
Amkor Technology, Inc.†	5,454	39,051
Cavium Networks, Inc.†	1,333	31,765
Epistar Corp.(1)	6,000	22,433
Epistar Corp. GDR*(3)	337	6,319
Intel Corp.	56,504	1,152,682
MEMC Electronic Materials, Inc.†	1,230	16,753
Micron Technology, Inc.†	4,299	45,397
MIPS Technologies, Inc.†	5,396	23,581
National Semiconductor Corp.	19,849	304,881
Renesola, Ltd. ADR†	1,300	6,188
Samsung Electronics Co., Ltd.(1)	466	318,270
Solarworld AG(1)	660	14,463
Sumco Corp.†(1)	1,900	33,419
Texas Instruments, Inc.	18,479	481,563
Volterra Semiconductor Corp.†	1,879	35,926
		2,532,691
Electronic Connectors — 0.0%
Thomas & Betts Corp.†	2,500	89,475
Electronic Forms — 0.0%
Adobe Systems, Inc.†	2,288	84,153
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	7,200	223,704

Badger Meter, Inc.	720	28,670
		252,374
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	5,442	164,131
Rexel SA†(1)	1,479	21,481
		185,612
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	4,477	389,275
Energy-Alternate Sources — 0.2%
Areva SA(1)	34	16,885
Aventine Renewable Energy Holdings, Inc.†	5,968	2,208
Infigen Energy(1)(23)	22,874	28,485
Ballard Power System, Inc.†	7,954	15,113
Canadian Solar, Inc.†	800	23,056
China Longyuan Power Group Corp.†(3)	5,000	6,475
China Sunergy Co., Ltd. ADR†	1,373	6,343
Covanta Holding Corp.†	2,667	48,246
EDF Energies Nouvelles SA(1)	714	36,669
EDP Renovaveis SA†(1)	3,297	31,167
Evergreen Energy, Inc.†	15,112	5,183
Fersa Energias Renovables SA(1)	5,986	18,895
First Solar, Inc.†	359	48,609
FuelCell Energy, Inc.†	6,847	25,745
GT Solar International, Inc.†	1,248	6,939
Gushan Environmental Energy, Ltd. ADR	5,303	7,000
Headwaters, Inc.†	2,567	16,737
Iberdrola Renovables SA(1)	8,596	40,954
JA Solar Holdings Co., Ltd. ADR†	2,121	12,090
LDK Solar Co., Ltd. ADR†	907	6,358
Nordex AG†(1)	1,222	18,200
Q-Cells SE†(1)	758	12,416
Renewable Energy Corp. AS†(1)	2,348	17,963
Solar Millennium AG†(1)	319	16,137
Solarfun Power Holdings Co., Ltd. ADR†	1,481	11,300
Solaria Energia y Medio Ambiente SA†(1)	1,708	6,104
Theolia SA†(1)	1,980	8,173
Trina Solar, Ltd. ADR†	913	49,275
VeraSun Energy Corp.†	5,181	11
Yingli Green Energy Holding Co., Ltd. ADR†	932	14,735
		557,471
Engineering/R&D Services — 0.4%
Aecom Technology Corp.†	1,803	49,582
EMCOR Group, Inc.†	4,354	117,123
Fluor Corp.	3,085	138,948
Foster Wheeler AG†	8,014	235,932
Heerim Architects & Planners†(1)	6,741	63,534
Sembcorp Industries, Ltd.(1)	62,000	161,921
Stanley, Inc.†	471	12,910
URS Corp.†	1,500	66,780
VSE Corp.	969	43,683
		890,413
Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,529	70,120
Enterprise Software/Service — 0.5%
Autonomy Corp. PLC†(1)	2,536	61,833
BMC Software, Inc.†	6,461	259,086
Concur Technologies, Inc.†	2,198	93,964
ManTech International Corp., Class A†	437	21,098
MicroStrategy, Inc., Class A†	630	59,233
Omnicell, Inc.†	2,607	30,476
Oracle Corp.	22,350	548,469
		1,074,159
Entertainment Software — 0.1%
Shanda Games, Ltd. ADR†	11,518	117,368
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	2,332	63,360
Environmental Monitoring & Detection — 0.0%
Met-Pro Corp.	566	6,011
Filtration/Separation Products — 0.0%
CLARCOR, Inc.	535	17,355
Pall Corp.	793	28,707
		46,062
Finance-Consumer Loans — 0.1%
Nelnet, Inc., Class A	2,694	46,418
World Acceptance Corp.†	2,089	74,849
		121,267
Finance-Credit Card — 0.0%
American Express Co.	2,700	109,404
Finance-Investment Banker/Broker — 0.3%
Cowen Group, Inc., Class A†	4,524	26,782
E*Trade Financial Corp.†	45,108	78,939
Evercore Partners, Inc., Class A	1,939	58,946
Investment Technology Group, Inc.†	6,448	127,025
Jefferies Group, Inc.†	3,200	75,936
Macquarie Group, Ltd.(1)	1,481	63,407
Nomura Holdings, Inc.(1)(3)	7,992	58,898
Piper Jaffray Cos., Inc.†	485	24,546
SWS Group, Inc.	5,265	63,706
The Charles Schwab Corp.	7,300	137,386
TradeStation Group, Inc.†	4,059	32,025
		747,596
Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	500	14,998
ORIX Corp.(1)(3)	1,510	102,688
		117,686
Finance-Other Services — 0.1%
Grupo Financiero Banorte SAB de CV	22,700	81,867
IntercontinentalExchange, Inc.†	1,300	145,990
		227,857
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	2,320	50,483
Fisheries — 0.2%
Austevoll Seafood ASA†(1)	4,133	25,776
Cermaq ASA†(1)	2,954	28,466

HQ Sustainable Maritime Industries, Inc.†	1,178	8,293
Leroy Seafood Group ASA(1)	746	13,494
Marine Harvest†(1)	82,220	59,725
Nireus Aquaculture SA†(1)	10,219	9,645
Pescanova SA(1)	699	22,500
Toyo Suisan Kaisha, Ltd.(1)	14,000	320,912
		488,811
Food-Baking — 0.1%
Yamazaki Baking Co., Ltd.(1)	10,000	118,356
Food-Canned — 0.0%
Del Monte Foods Co.	7,000	79,380
Food-Catering — 0.1%
Compass Group PLC(1)	17,554	125,375
Food-Dairy Products — 0.1%
Dean Foods Co.†	9,385	169,305
Yakult Honsha Co., Ltd.(1)	5,800	174,624
		343,929
Food-Flour & Grain — 0.1%
Nisshin Seifun Group, Inc.(1)	15,500	208,186
Food-Meat Products — 0.1%
BRF - Brasil Foods SA(1)	4,787	125,281
Hormel Foods Corp.	2,100	80,745
		206,026
Food-Misc. — 0.9%
General Mills, Inc.	6,500	460,265
Indofood Sukses Makmur Tbk PT(1)	339,000	127,125
Kellogg Co.	2,300	122,360
Kerry Group PLC(1)	8,394	264,169
Kraft Foods, Inc., Class A	18,285	496,986
Nestle SA(1)	6,774	329,100
Nutreco Holding NV(1)	193	10,819
Sara Lee Corp.	16,100	196,098
SunOpta, Inc.†	4,600	15,456
		2,022,378
Food-Retail — 0.8%
Colruyt SA(1)	144	34,720
J Sainsbury PLC(1)	9,478	49,280
Koninklijke Ahold NV(1)	29,285	388,523
Metro AG(1)	610	37,181
Safeway, Inc.	12,554	267,275
The Kroger Co.	15,567	319,591
Woolworths, Ltd.(1)	27,676	693,233
		1,789,803
Food-Wholesale/Distribution — 0.0%
Nash Finch Co.	1,094	40,576
Spartan Stores, Inc.	2,217	31,681
		72,257
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	1,169	118,911
Steven Madden, Ltd.†	1,490	61,447
		180,358
Forestry — 0.0%
Plum Creek Timber Co., Inc.	2,000	75,520
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	1,050	19,782
Gambling (Non-Hotel) — 0.1%
OPAP SA(1)	8,692	190,286
Garden Products — 0.1%
Toro Co.	2,910	121,667
Gas-Distribution — 0.4%
Centrica PLC(1)	25,208	113,848
Energen Corp.	2,602	121,774
Sempra Energy	4,129	231,141
Toho Gas Co., Ltd.(1)	33,000	175,016
Tokyo Gas Co., Ltd.(1)	28,000	111,620
UGI Corp.	3,500	84,665
		838,064
Gold Mining — 0.1%
Agnico-Eagle Mines, Ltd.	444	23,976
AngloGold Ashanti, Ltd. ADR	488	19,608
Aurizon Mines, Ltd.†	14,040	63,180
Cia de Minas Buenaventura SA ADR	2,659	88,997
Crystallex International Corp.†	11,800	4,484
Great Basin Gold, Ltd.†	5,151	8,808
Royal Gold, Inc.	360	16,956
Seabridge Gold, Inc.†	683	16,576
Yamana Gold, Inc.	2,512	28,587
		271,172
Hazardous Waste Disposal — 0.0%
EnergySolutions, Inc.	1,386	11,767
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	8,000	120,080
Home Furnishings — 0.0%
Tempur-Pedic International, Inc.†	918	21,692
Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc.†	6,073	228,648
Hotel/Motels — 0.1%
Wyndham Worldwide Corp.	11,300	227,921
Human Resources — 0.0%
Emergency Medical Services Corp., Class A†	719	38,934
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	2,295	34,999
Import/Export — 0.1%
Marubeni Corp.(1)	23,000	125,211
Mitsubishi Corp.(1)	5,900	146,691
Mitsui & Co., Ltd.(1)	4,600	65,123
		337,025
Independent Power Producers — 0.1%
Mirant Corp.†	14,343	219,018
Ormat Technologies, Inc.	281	10,633
		229,651
Industrial Gases — 0.0%
Air Water, Inc.(1)	4,000	47,097

Instruments-Controls — 0.0%
Watts Water Technologies, Inc., Class A	1,296	40,072
Instruments-Scientific — 0.1%
FEI Co.†	12,486	291,673
Roth & Rau AG†(1)	257	11,153
		302,826
Insurance Brokers — 0.0%
AON Corp.	1,938	74,303
Insurance-Life/Health — 0.6%
Aflac, Inc.	7,047	325,924
American Equity Investment Life Holding Co.	6,749	50,212
China Life Insurance Co., Ltd.†(1)	182,756	140,474
China Pacific Insurance Group Co., Ltd.†	2,000	7,971
Conseco, Inc.†	13,569	67,845
Old Mutual PLC†(1)	186,325	325,355
Principal Financial Group, Inc.	6,000	144,240
Prudential Financial, Inc.	5,100	253,776
Prudential PLC(1)	3,019	30,755
		1,346,552
Insurance-Multi-line — 0.7%
ACE, Ltd.†	953	48,031
Allianz SE(1)	453	56,386
American Financial Group, Inc.	6,941	173,178
Assicurazioni Generali SpA(1)	25,549	684,997
AXA SA(1)	5,689	134,546
ING Groep NV CVA†(1)	13,089	126,534
Loews Corp.	2,689	97,745
MetLife, Inc.	4,200	148,470
Zurich Financial Services AG(1)	904	196,554
		1,666,441
Insurance-Property/Casualty — 0.6%
American Safety Insurance Holdings, Ltd.†	1,723	24,897
AMERISAFE, Inc.†	3,368	60,523
Chubb Corp.	7,928	389,899
CNA Surety Corp.†	1,849	27,532
Dongbu Insurance Co., Ltd.(1)	5,200	143,897
Fairfax Financial Holdings, Ltd.	151	59,196
First Mercury Financial Corp.	1,577	21,621
Insurance Australia Group, Ltd.(1)	32,859	117,698
QBE Insurance Group, Ltd.(1)	3,287	75,024
RSA Insurance Group PLC(1)	22,851	44,461
SeaBright Insurance Holdings, Inc.†	7,422	85,279
The Travelers Cos., Inc.	4,924	245,511
Universal Insurance Holdings, Inc.	4,482	26,309
		1,321,847
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.†	922	26,867
Aspen Insurance Holdings, Ltd.	1,587	40,389
Maiden Holdings, Ltd.	5,012	36,688
Platinum Underwriters Holdings, Ltd.	884	33,848
SCOR SE(1)	1,416	35,369
Validus Holdings, Ltd.	1,019	27,452
		200,613
Internet Connectivity Services — 0.0%
AboveNet, Inc.†	1,532	99,641
Internet Content-Entertainment — 0.0%
Perfect World Co., Ltd. ADR†	876	34,549
Internet Content-Information/News — 0.1%
HealthStream, Inc.†	3,852	15,215
InfoSpace, Inc.†	7,103	60,873
WebMD Health Corp., Class A†	1,209	46,535
		122,623
Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	4,467	113,149
F5 Networks, Inc.†	6,230	330,065
TeleCommunication Systems, Inc., Class A†	8,072	78,137
TIBCO Software, Inc.†	9,493	91,418
		612,769
Internet Security — 0.3%
McAfee, Inc.†	727	29,494
Sourcefire, Inc.†	901	24,102
Symantec Corp.†	28,301	506,305
VeriSign, Inc.†	1,305	31,633
		591,534
Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	1,438	60,669
Investment Companies — 0.1%
Eurazeo(1)	1,387	96,788
Harris & Harris Group, Inc.†	11,766	53,771
MCG Capital Corp.†	7,335	31,687
NGP Capital Resources Co.	3,007	24,447
		206,693
Investment Management/Advisor Services — 0.4%
BlackRock, Inc.	900	208,980
Federated Investors, Inc., Class B	1,764	48,510
Franklin Resources, Inc.	1,100	115,885
Invesco, Ltd.	3,900	91,611
Schroders PLC(1)	8,632	184,255
T. Rowe Price Group, Inc.	3,400	181,050
Waddell & Reed Financial, Inc., Class A	3,200	97,728
		928,019
Machinery-Construction & Mining — 0.1%
Bucyrus International, Inc.	191	10,767
China Infrastructure Machinery Holdings, Ltd.(1)	66,000	45,537
China National Materials Co., Ltd.(1)	245,000	180,840
Joy Global, Inc.	795	41,014
		278,158
Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	574	16,692
Machinery-Farming — 0.0%
Deere & Co.	1,498	81,027

Lindsay Corp.	517	20,602
		101,629
Machinery-General Industrial — 0.2%
Alstom SA(1)	921	63,990
Altra Holdings, Inc.†	3,877	47,881
Chart Industries, Inc.†	4,753	78,662
Doosan Heavy Industries and Construction Co., Ltd.†(1)	833	57,672
Gardner Denver, Inc.	1,562	66,463
GLV, Inc., Class A†	1,795	15,413
Organo Corp.(1)	1,000	6,531
Roper Industries, Inc.	820	42,943
Spirax-Sarco Engineering PLC(1)	1,921	38,245
Wabtec Corp.	1,783	72,818
		490,618
Machinery-Material Handling — 0.0%
Tanfield Group PLC†(1)	5,559	2,408
Machinery-Pumps — 0.1%
Ebara Corp.†(1)	13,000	55,814
Flowserve Corp.	2,323	219,593
The Gorman-Rupp Co.	928	25,650
		301,057
Machinery-Thermal Process — 0.0%
Raser Technologies, Inc.†	4,622	5,731
Medical Information Systems — 0.2%
Allscripts-Misys Healthcare Solutions, Inc.†	1,973	39,914
athenahealth, Inc.†	4,091	185,077
Cerner Corp.†	596	49,134
Computer Programs & Systems, Inc.	585	26,939
Eclipsys Corp.†	1,980	36,670
Phase Forward, Inc.†	2,166	33,248
Quality Systems, Inc.	2,502	157,100
		528,082
Medical Instruments — 0.1%
AGA Medical Holdings, Inc.†	972	14,356
Medtronic, Inc.	2,033	89,411
Natus Medical, Inc.†	1,858	27,480
NuVasive, Inc.†	853	27,279
Techne Corp.	371	25,436
Young Innovations, Inc.	1,563	38,731
		222,693
Medical Labs & Testing Services — 0.0%
Concord Medical Services Holding, Ltd. ADR†	1,533	13,245
Medical Products — 0.7%
American Medical Systems Holdings, Inc.†	2,171	41,879
Baxter International, Inc.	4,192	245,986
Coloplast A/S(1)	385	34,991
Covidien PLC	2,513	120,348
Greatbatch, Inc.†	906	17,422
Hospira, Inc.†	3,800	193,800
Invacare Corp.	1,286	32,073
Johnson & Johnson	12,687	817,170
Terumo Corp.(1)	1,300	77,799
		1,581,468
Medical Sterilization Products — 0.0%
STERIS Corp.	2,599	72,694
Medical-Biomedical/Gene — 0.9%
American Oriental Bioengineering, Inc.†	8,293	38,562
Amgen, Inc.†	12,030	680,537
Biogen Idec, Inc.†	5,855	313,243
China-Biotics, Inc.†	1,201	18,580
Cubist Pharmaceuticals, Inc.†	2,126	40,330
Dendreon Corp.†	800	21,024
Enzon Pharmaceuticals, Inc.†	3,088	32,517
Exelixis, Inc.†	2,662	19,619
Facet Biotech Corp.†	1,442	25,350
Genzyme Corp.†	5,430	266,124
Gilead Sciences, Inc.†	8,400	363,552
Illumina, Inc.†	2,700	82,755
Martek Biosciences Corp.†	1,483	28,088
Millipore Corp.†	399	28,868
OSI Pharmaceuticals, Inc.†	668	20,728
PDL BioPharma, Inc.	4,061	27,858
Sinovac Biotech, Ltd.†	2,825	17,882
United Therapeutics Corp.†	692	36,434
		2,062,051
Medical-Drugs — 3.1%
Abbott Laboratories	10,300	556,097
Actelion, Ltd.†(1)	3,340	178,386
Astellas Pharma, Inc.(1)	3,100	115,471
AstraZeneca PLC(1)	18,310	860,334
Auxilium Pharmaceuticals, Inc.†	667	19,997
Biovail Corp.	2,831	39,521
Bristol-Myers Squibb Co.	24,722	624,230
Cephalon, Inc.†	3,046	190,101
Eli Lilly & Co.	15,225	543,685
Endo Pharmaceuticals Holdings, Inc.†	2,943	60,361
Forest Laboratories, Inc.†	6,346	203,770
GlaxoSmithKline PLC(1)	25,102	531,740
Hypermarcas SA†(1)	2,959	67,917
Medicis Pharmaceutical Corp., Class A	3,777	102,168
Medivation, Inc.†	1,326	49,924
Merck & Co., Inc.	6,376	232,979
Miraca Holdings, Inc.(1)	1,600	43,793
Nippon Shinyaku Co., Ltd.(1)	3,000	33,480
Novartis AG(1)	10,216	556,590
Pfizer, Inc.	57,823	1,051,800
Roche Holding AG(1)	2,132	362,688
Salix Pharmaceuticals, Ltd.†	778	19,761
Sanofi-Aventis SA(1)	7,468	585,392
Santarus, Inc.†	12,973	59,935
Takeda Pharmaceutical Co., Ltd.(1)	4,300	176,539
UCB SA(1)	2,308	96,650
Valeant Pharmaceuticals International†	1,216	38,657
		7,401,966
Medical-Generic Drugs — 0.3%
Mylan, Inc.†	19,139	352,732
Par Pharmaceutical Cos., Inc.†	4,549	123,096

Perrigo Co.	990	39,442
Teva Pharmaceutical Industries, Ltd. ADR	2,740	153,933
		669,203
Medical-HMO — 0.4%
Aetna, Inc.	6,505	206,209
Centene Corp.†	2,032	43,017
Healthspring, Inc.†	2,993	52,707
Humana, Inc.†	4,400	193,116
UnitedHealth Group, Inc.	6,863	209,184
WellCare Health Plans, Inc.†	1,191	43,781
WellPoint, Inc.†	2,935	171,081
		919,095
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	4,700	167,320
Health Management Associates, Inc., Class A†	26,850	195,200
Universal Health Services, Inc., Class B	4,000	122,000
		484,520
Medical-Nursing Homes — 0.1%
Assisted Living Concepts, Inc.†	1,460	38,500
Kindred Healthcare, Inc.†	3,108	57,374
Skilled Healthcare Group, Inc. Class A†	751	5,595
Sun Healthcare Group, Inc.†	4,212	38,624
The Ensign Group, Inc.	398	6,117
		146,210
Medical-Outpatient/Home Medical — 0.2%
Amedisys, Inc.†	1,656	80,415
Amsurg Corp.†	1,123	24,728
Continucare Corp.†	6,483	28,331
Gentiva Health Services, Inc.†	1,590	42,946
LHC Group, Inc.†	1,401	47,088
Lincare Holdings, Inc.†	6,392	237,271
		460,779
Medical-Wholesale Drug Distribution — 0.4%
Alapis Holding Industrial and Commercial SA(1)	170,730	123,346
AmerisourceBergen Corp.	7,200	187,704
McKesson Corp.	7,666	479,125
Suzuken Co., Ltd.(1)	6,200	203,030
		993,205
Metal Processors & Fabrication — 0.1%
Ampco-Pittsburgh Corp.	1,723	54,326
Haynes International, Inc.	619	20,408
NSK, Ltd.(1)	8,000	58,715
Timken Co.	1,918	45,476
		178,925
Metal-Aluminum — 0.0%
Century Aluminum Co.†	2,434	39,406
Metal-Copper — 0.4%
Antofagasta PLC(1)	39,918	632,937
Kazakhmys PLC†(1)	7,228	151,233
New Gold, Inc.†	4,105	14,915
Sterlite Industries India, Ltd. ADR	6,964	126,884
		925,969
Metal-Diversified — 0.1%
Eurasian Natural Resources Corp.(1)	2,383	35,147
Mitsui Mining & Smelting Co., Ltd.†(1)	58,000	150,105
Nyrstar†(1)	1,952	23,053
Vedanta Resources PLC(1)	2,463	101,798
		310,103
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	1,523	70,195
Mining — 0.1%
Eldorado Gold Corp.†	1,826	25,874
Gold Fields, Ltd. ADR	678	8,889
Goldcorp, Inc.	1,081	42,527
Golden Star Resources, Ltd.†	4,415	13,775
Harmony Gold Mining Co., Ltd. ADR	838	8,522
Kinross Gold Corp.	1,429	26,294
Northgate Minerals Corp.†	5,504	16,952
Randgold Resources, Ltd. ADR	456	36,079
Silver Wheaton Corp.†	5,227	78,509
		257,421
Miscellaneous Manufacturing — 0.0%
John Bean Technologies Corp.	2,232	37,966
MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†	4,372	24,964
Multimedia — 0.4%
The Walt Disney Co.	9,245	298,151
Time Warner, Inc.	17,286	503,714
Vivendi SA(1)	5,600	165,321
WPP PLC(1)	6,241	60,943
		1,028,129
Networking Products — 0.4%
Acme Packet, Inc.†	2,775	30,525
Black Box Corp.	1,359	38,514
Cisco Systems, Inc.†	34,126	816,976
Juniper Networks, Inc.†	3,838	102,360
Netgear, Inc.†	1,605	34,812
		1,023,187
Non-Ferrous Metals — 0.1%
Cameco Corp.	767	24,674
Denison Mines Corp.†	3,000	3,786
Energy Resources of Australia, Ltd.(1)	580	12,405
Horsehead Holding Corp†	5,551	70,775
Korea Zinc Co., Ltd.†(1)	148	25,788
Paladin Energy, Ltd.†(1)	3,488	12,945
Thompson Creek Metals Co., Inc.†	4,133	48,439
Uex Corp.†	4,300	4,523
Uranium One, Inc.†	3,091	8,926
USEC, Inc.†	5,150	19,827
		232,088
Office Automation & Equipment — 0.2%
Canon, Inc.(1)	10,900	460,798
Oil & Gas Drilling — 0.3%
Ensco International PLC ADR	5,220	208,487
Noble Corp.	6,151	250,346

Patterson-UTI Energy, Inc.	6,200	95,170
Rowan Cos., Inc.†	6,297	142,564
Unit Corp.†	865	36,762
		733,329
Oil Companies-Exploration & Production — 0.9%
Apache Corp.	4,800	495,216
Bronco Energy, Ltd.†	1,487	547
Cairn Energy PLC†(1)	33,093	176,358
Canadian Oil Sands Trust(23)	763	21,821
CNOOC, Ltd.(1)	168,000	261,123
Connacher Oil and Gas, Ltd.†	4,742	5,804
Contango Oil & Gas Co.†	427	20,073
Devon Energy Corp.	1,117	82,100
Gazprom OAO(1)	22,078	133,847
KazMunaiGas Exploration Production GDR	4,688	116,731
Nexen, Inc.	4,135	99,713
Occidental Petroleum Corp.	7,489	609,230
Oilsands Quest, Inc.†	4,066	4,676
OPTI Canada, Inc.†	1,640	3,183
Petroleum Development Corp.†	3,291	59,929
Rosetta Resources, Inc.†	2,245	44,743
Swift Energy Co.†	1,393	33,376
UTS Energy Corp.†	5,785	12,612
Vaalco Energy, Inc.	5,084	23,132
		2,204,214
Oil Companies-Integrated — 3.9%
BG Group PLC(1)	6,892	123,420
BP PLC(1)	57,380	554,933
Chevron Corp.	18,843	1,450,723
ConocoPhillips	14,140	722,130
ENI SpA(1)	33,736	858,888
Exxon Mobil Corp.	29,193	1,990,671
Hess Corp.	6,267	379,153
Marathon Oil Corp.	14,715	459,402
Murphy Oil Corp.	3,800	205,960
Petroleo Brasileiro SA ADR	4,135	197,157
Repsol YPF SA(1)	6,766	180,646
Rosneft Oil Co. GDR†	18,104	155,694
Royal Dutch Shell PLC, Class A(1)	7,756	234,174
Royal Dutch Shell PLC, Class B(1)	24,148	703,676
Sasol, Ltd. ADR	587	23,445
Statoil ASA(1)	33,474	834,968
Suncor Energy, Inc.	817	28,848
Total SA(1)	1,329	85,164
		9,189,052
Oil Field Machinery & Equipment — 0.1%
Bolt Technology Corp.†	2,001	22,051
Cameron International Corp.†	4,800	200,640
Complete Production Services, Inc.†	2,334	30,342
T-3 Energy Services, Inc.†	1,841	46,946
		299,979
Oil Refining & Marketing — 0.1%
CVR Energy, Inc.†	2,432	16,683
Sunoco, Inc.	5,669	147,961
		164,644
Oil-Field Services — 0.3%
Basic Energy Services, Inc.†	1,937	17,239
Boots & Coots, Inc.†	26,346	43,471
Halliburton Co.	7,790	234,401
Hornbeck Offshore Services, Inc.†	2,645	61,576
Oil States International, Inc.†	962	37,797
Schlumberger, Ltd.	3,800	247,342
Superior Well Services, Inc.†	3,793	54,088
		695,914
Paper & Related Products — 0.1%
KapStone Paper and Packaging Corp.†	3,602	35,480
MeadWestvaco Corp.	4,336	124,139
OJI Paper Co., Ltd.(1)	7,000	29,157
		188,776
Pharmacy Services — 0.3%
Express Scripts, Inc.†	2,938	253,990
Medco Health Solutions, Inc.†	5,600	357,896
		611,886
Photo Equipment & Supplies — 0.1%
Altek Corp.(1)	76,000	153,629
Pipelines — 0.2%
El Paso Corp.	25,900	254,597
The Williams Cos., Inc.	10,900	229,772
		484,369
Pollution Control — 0.0%
Fuel Tech, Inc.†	2,317	18,930
Power Converter/Supply Equipment — 0.1%
Capstone Turbine Corp.†	22,155	28,580
China High Speed Transmission Equipment Group Co., Ltd.(1)	14,000	33,887
Conergy AG†(1)	7,104	6,695
Energy Conversion Devices, Inc.†	492	5,201
Evergreen Solar, Inc.†	2,900	4,379
Gamesa Corp. Tecnologica SA(1)	1,822	30,543
Powell Industries, Inc.†	1,464	46,160
Solon SE†(1)	307	3,161
SunPower Corp., Class A†	496	11,745
Vestas Wind Systems A/S†(1)	732	44,789
		215,140
Precious Metals — 0.1%
Coeur d’Alene Mines Corp.†	3,120	56,347
Minefinders Corp.†	1,430	14,729
Umicore(1)	1,920	63,936
		135,012
Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	5,300	118,031
Protection/Safety — 0.0%
Landauer, Inc.	200	12,280
Public Thoroughfares — 0.1%
Ferrovial SA(1)	6,880	80,347

Zhejiang Expressway Co., Ltd.(1)	132,000	121,330
		201,677
Publishing-Books — 0.0%
Reed Elsevier PLC(1)	6,676	54,822
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	5,873	87,214
Real Estate Investment Trusts — 0.9%
Agree Realty Corp.	1,516	35,308
American Campus Communities, Inc.	4,455	125,186
American Capital Agency Corp.	1,156	30,680
Annaly Capital Management, Inc.	13,100	227,285
Anworth Mortgage Asset Corp.	4,041	28,287
Ashford Hospitality Trust, Inc.†	9,492	44,043
CapLease, Inc.	5,274	23,100
CBL & Associates Properties, Inc.	3,894	37,655
CFS Retail Property Trust(1)	125,065	211,812
Dexus Property Group(1)	106,012	80,049
Digital Realty Trust, Inc.	1,800	90,504
Entertainment Properties Trust	857	30,226
Glimcher Realty Trust	7,462	20,147
HRPT Properties Trust	6,029	39,008
Japan Retail Fund Investment Corp.(1)	8	35,807
Lexington Realty Trust	4,654	28,296
Liberty Property Trust	3,400	108,834
LTC Properties, Inc.	2,156	57,673
Macquarie Office Trust(1)	217,422	59,794
National Health Investors, Inc.	2,269	83,930
Nationwide Health Properties, Inc.	2,712	95,408
NorthStar Realty Finance Corp.	5,150	17,665
Omega Healthcare Investors, Inc.	1,619	31,490
PS Business Parks, Inc.	1,035	51,802
Public Storage	2,200	179,190
Ramco-Gershenson Properties Trust	2,069	19,738
Rayonier, Inc.	2,300	96,968
Saul Centers, Inc.	782	25,618
SL Green Realty Corp.	1,279	64,257
Universal Health Realty Income Trust	504	16,143
Urstadt Biddle Properties, Inc., Class A	1,605	24,508
Westfield Group(1)	3,360	37,472
		2,057,883
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	12,000	162,840
Real Estate Operations & Development — 0.4%
Agile Property Holdings, Ltd.(1)	88,000	127,793
Aldar Properties PJSC(1)	102,376	134,724
Brookfield Properties Corp.	3,617	44,268
Hang Lung Group, Ltd.(1)	10,000	49,407
JHSF Participacoes SA(1)	57,682	122,702
KWG Property Holding, Ltd.(1)	90,500	68,902
Mitsui Fudosan Co., Ltd.(1)	3,000	50,378
New World Development Co., Ltd.(1)	17,000	34,696
PDG Realty SA Empreendimentos e Participacoes(1)	6,068	59,546
Renhe Commercial Holdings Co., Ltd.(1)	656,000	147,935
Shimao Property Holdings, Ltd.(1)	50,500	94,714
Wheelock & Co., Ltd.(1)	8,000	24,548
		959,613
Rental Auto/Equipment — 0.1%
Dollar Thrifty Automotive Group, Inc.†	2,159	55,292
Hertz Global Holdings, Inc.†	16,300	194,296
Rent-A-Center, Inc.†	1,268	22,469
		272,057
Research & Development — 0.0%
Silex Systems, Ltd.†(1)	1,577	8,605
Retail-Apparel/Shoe — 0.9%
361 Degrees International, Ltd.(1)(3)	237,000	137,648
Aeropostale, Inc.†	762	25,946
Dress Barn, Inc.†	3,240	74,844
Gymboree Corp.†	874	38,010
JOS. A. Bank Clothiers, Inc.†	965	40,713
Kenneth Cole Productions, Inc., Class A†	1,373	13,250
Limited Brands, Inc.	11,400	219,336
Next PLC(1)	23,740	791,488
Phillips-Van Heusen Corp.	2,769	112,643
Ross Stores, Inc.	5,100	217,821
Talbots, Inc.†	4,882	43,499
The Buckle, Inc.	2,023	59,233
The Gap, Inc.	16,300	341,485
		2,115,916
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	3,300	133,584
AutoZone, Inc.†	700	110,649
		244,233
Retail-Automobile — 0.1%
Astra International Tbk PT(1)	34,500	126,732
AutoNation, Inc.†	5,000	95,750
		222,482
Retail-Building Products — 0.2%
Home Depot, Inc.	8,400	243,012
Lowe’s Cos., Inc.	6,900	161,391
		404,403
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	4,500	98,730
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,800	149,948
Carphone Warehouse Group PLC(1)	22,776	68,655
		218,603
Retail-Convenience Store — 0.0%
Lawson, Inc.(1)	1,000	44,055
Retail-Discount — 0.7%
Big Lots, Inc.†	2,687	77,870
BJ’s Wholesale Club, Inc.†	5,596	183,045
Dollar Tree, Inc.†	2,396	115,727
Target Corp.	7,000	338,590
Wal-Mart Stores, Inc.	18,925	1,011,541
		1,726,773
Retail-Drug Store — 0.2%
CVS Caremark Corp.	6,900	222,249

Walgreen Co.	3,900	143,208
		365,457
Retail-Gardening Products — 0.0%
Tractor Supply Co.†	410	21,714
Retail-Jewelry — 0.0%
Fuqi International, Inc.†	1,567	28,128
Retail-Major Department Stores — 0.1%
Home Retail Group PLC(1)	9,203	41,951
Lotte Shopping Co., Ltd.†(1)	362	107,625
		149,576
Retail-Misc./Diversified — 0.1%
CJ O Shopping Co., Ltd.†(1)	1,754	115,795
Wesfarmers, Ltd.(1)	1,993	55,411
Wesfarmers, Ltd. PPS(1)	2,020	56,161
		227,367
Retail-Office Supplies — 0.0%
OfficeMax, Inc.†	3,578	45,405
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	1,082	37,827
EZCORP, Inc., Class A†	6,778	116,649
		154,476
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings, Inc.†	3,321	25,406
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,470	39,381
Retail-Regional Department Stores — 0.1%
Macy’s, Inc.	18,342	307,412
Retail-Restaurants — 0.4%
AFC Enterprises, Inc.†	9,639	78,654
Brinker International, Inc.	4,700	70,124
Carrols Restaurant Group, Inc.†	3,735	26,407
CEC Entertainment, Inc.†	2,102	67,096
Domino’s Pizza, Inc.†	8,186	68,599
McDonald’s Corp.	7,669	478,852
Yum! Brands, Inc.	4,221	147,608
		937,340
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	4,579	83,292
Emeritus Corp.†	2,877	53,944
		137,236
Rubber-Tires — 0.1%
Nokian Renkaat Oyj(1)	1,850	44,887
The Goodyear Tire & Rubber Co.†	7,000	98,700
		143,587
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	6,131	123,479
GeoEye, Inc.†	1,298	36,188
		159,667
Savings & Loans/Thrifts — 0.2%
First Defiance Financial Corp.	1,743	19,678
Flushing Financial Corp.	3,502	39,433
Hudson City Bancorp, Inc.	29,100	399,543
		458,654
Schools — 0.0%
Bridgepoint Education, Inc.†	1,206	18,114
Lincoln Educational Services Corp.†	3,559	77,124
		95,238
Sector Fund - Technology — 0.0%
Uranium Participation Corp.†	996	6,285
Seismic Data Collection — 0.2%
Cie Generale de Geophysique-Veritas†(1)	15,445	329,422
Geokinetics, Inc.†	2,726	26,224
ION Geophysical Corp.†	11,071	65,540
		421,186
Semiconductor Components-Integrated Circuits — 0.3%
Advanced Semiconductor Engineering, Inc.(1)	129,000	115,398
Atmel Corp.†	7,466	34,418
Emulex Corp.†	5,700	62,130
Integrated Device Technology, Inc.†	12,100	78,287
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	92,039	184,625
United Microelectronics Corp.†(1)	290,000	154,997
		629,855
Semiconductor Equipment — 0.1%
Aixtron AG(1)	700	23,433
ASML Holding NV(1)	1,104	37,550
Formfactor, Inc.†	838	18,235
Tokyo Electron, Ltd.(1)	800	51,155
Veeco Instruments, Inc.†	5,530	182,711
		313,084
Shipbuilding — 0.1%
Sembcorp Marine, Ltd.(1)	82,000	213,687
Silver Mining — 0.0%
Pan American Silver Corp.†	813	19,358
Silver Standard Resources, Inc.†	591	12,925
		32,283
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	2,322	125,801
Software Tools — 0.1%
ArcSight, Inc.†	841	21,513
VMware, Inc. Class A†	6,529	276,699
		298,212
Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc., Class A	4,691	24,393
Northwest Pipe Co.†	553	14,854
Valmont Industries, Inc.	514	40,323
		79,570
Steel-Producers — 0.9%
AK Steel Holding Corp.	7,600	162,260
ArcelorMittal(1)	21,236	963,157
BlueScope Steel, Ltd.(1)	27,733	76,527
Evraz Group SA GDR†	4,764	134,583
JFE Holdings, Inc.(1)	2,600	102,388

Mechel ADR	5,292	99,595
Nucor Corp.	2,300	107,295
POSCO(1)	240	126,345
Schnitzer Steel Industries, Inc., Class A	1,752	83,570
Voestalpine AG(1)	9,688	353,271
Xingda International Holdings, Ltd.(1)	22,000	10,246
		2,219,237
Sugar — 0.0%
Cosan, Ltd., Class A†	6,717	58,438
Telecom Services — 0.2%
BCE, Inc.	1,970	54,625
Comstar United Telesystems GDR	27,468	151,074
NeuStar, Inc., Class A†	4,011	92,414
PT Indosat Tbk(1)	70,000	35,284
SAVVIS, Inc.†	1,261	17,717
Tele2 AB, Class B(1)	1,905	29,184
Telenet Group Holding NV†(1)	2,352	66,727
USA Mobility, Inc.	4,489	49,424
		496,449
Telecommunication Equipment — 0.2%
ADC Telecommunications, Inc.†	8,782	54,536
Adtran, Inc.	2,511	56,623
Applied Signal Technology, Inc.	470	9,067
Arris Group, Inc.†	8,289	94,743
Harris Corp.	4,995	237,512
		452,481
Telephone-Integrated — 1.8%
AT&T, Inc.	44,188	1,238,590
Atlantic Tele-Network, Inc.	830	45,658
BT Group PLC(1)	15,202	32,916
Cincinnati Bell, Inc.†	16,176	55,807
France Telecom SA(1)	16,446	410,614
KDDI Corp.(1)	103	543,158
Koninklijke KPN NV(1)	3,209	54,430
KT Corp†(1)	1,160	38,952
Nippon Telegraph and Telephone Corp.(1)	15,400	605,760
Portugal Telecom SGPS SA(1)	5,478	66,593
Qatar Telecom Q.S.C.(1)	2,603	103,390
Qwest Communications International, Inc.	50,400	212,184
Sprint Nextel Corp.†	59,567	218,015
Telefonica SA(1)	6,612	184,287
Telekom Austria AG(1)	2,238	31,953
Verizon Communications, Inc.	10,951	362,807
Windstream Corp.	12,300	135,177
		4,340,291
Television — 0.4%
Gestevision Telecinco SA(1)	2,403	35,075
M6-Metropole Television(1)	4,489	114,854
Mediaset SpA(1)	84,899	693,696
		843,625
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	2,218	33,403
Theaters — 0.0%
Cinemark Holdings, Inc.	4,768	68,516
Therapeutics — 0.0%
Questcor Pharmaceuticals, Inc.†	3,201	15,205
Tobacco — 0.7%
Altria Group, Inc.	24,624	483,369
Imperial Tobacco Group PLC(1)	3,505	110,461
Japan Tobacco, Inc.(1)	45	151,837
Lorillard, Inc.	741	59,450
Philip Morris International, Inc.	14,488	698,177
Reynolds American, Inc.	1,497	79,296
Swedish Match AB(1)	4,215	92,140
Universal Corp.	724	33,022
		1,707,752
Toys — 0.1%
Mattel, Inc.	7,800	155,844
Transactional Software — 0.0%
Longtop Financial Technologies, Ltd. ADR†	2,922	108,172
Transport-Air Freight — 0.0%
Air Transport Services Group, Inc.†	7,027	18,551
Transport-Equipment & Leasing — 0.0%
Genesis Lease, Ltd. ADR(3)	2,100	18,753
Transport-Marine — 0.0%
International Shipholding Corp.	1,169	36,321
Transport-Rail — 0.3%
Central Japan Railway Co.(1)	49	326,870
Union Pacific Corp.	5,100	325,890
		652,760
Transport-Services — 0.2%
ComfortDelgro Corp., Ltd.(1)	57,000	66,281
Deutsche Post AG(1)	2,159	41,542
Koninklijke Vopak NV†(1)	1,639	129,490
Ryder System, Inc.	5,817	239,486
TNT NV(1)	3,653	111,814
		588,613
Transport-Truck — 0.1%
Nippon Express Co., Ltd.(1)	64,000	261,774
Travel Services — 0.0%
TUI Travel PLC(1)	10,182	41,907
Venture Capital — 0.1%
3i Group PLC(1)	40,510	183,129
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	6,167	250,195
USANA Health Sciences, Inc.†	1,086	34,644
		284,839
Warehousing & Harbor Transportation Services — 0.0%
DP World, Ltd.	156,971	67,498
Water — 0.1%
American States Water Co.	513	18,165
Aqua America, Inc.	1,441	25,232
California Water Service Group	466	17,158
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,016	39,746
Consolidated Water Co., Inc.	573	8,188

PICO Holdings, Inc.†	1,236	40,454
Severn Trent PLC(1)	1,757	30,692
SJW Corp.	577	13,023
Southwest Water Co.	1,148	6,762
Veolia Environnement(1)	1,739	57,182
		256,602
Water Treatment Systems — 0.1%
Bio-Treat Technology, Ltd.†(1)	86,000	3,954
Energy Recovery, Inc.†	2,765	19,023
Epure International, Ltd.(1)	9,000	4,652
Hyflux, Ltd.(1)	8,000	20,093
Kurita Water Industries, Ltd.(1)	900	28,119
Nalco Holding Co.	1,578	40,255
		116,096
Web Hosting/Design — 0.0%
Web.Com Group, Inc.†	6,908	45,109
Web Portals/ISP — 0.8%
Charter Communications, Inc.†	26	923
EarthLink, Inc.	5,576	46,337
Google, Inc., Class A†	1,843	1,142,623
Sohu.com, Inc.†	4,829	276,605
United Online, Inc.	6,972	50,129
Yahoo!, Inc.†	17,900	300,362
		1,816,979
Wire & Cable Products — 0.3%
Fushi Copperweld, Inc.†	5,402	54,668
General Cable Corp.†	3,344	98,381
Prysmian SpA(1)(3)	27,450	480,504
		633,553
Wireless Equipment — 0.1%
InterDigital, Inc.†	757	20,091
QUALCOMM, Inc.	2,920	135,079
		155,170
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	3,563	42,756
Total Common Stock (cost $140,205,981)		151,744,331
PREFERRED STOCK — 0.3%
Diversified Banking Institutions — 0.0%
GMAC, Inc. 7.00%*(3)	38	25,047
Diversified Minerals — 0.1%
Vale SA ADR	8,400	208,488
Electric-Distribution — 0.1%
Eletropaulo Metropolitana SA(1)	7,095	139,619
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%†	26	104
Medical-Biomedical/Gene — 0.0%
Biotest AG(1)	539	26,641
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	6,556	277,909
Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA(1)	2,403	125,106
Total Preferred Stock (cost $642,569)		802,914
ASSET BACKED SECURITIES — 3.0%
Diversified Financial Services — 3.0%
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 03/25/35*(2)(3)	$2,980	0
Asset Securitization Corp., Series 1997-D5, Class A5 7.25% due 02/14/43(4)(5)	50,000	48,527
Banc America Funding Corp., Series 2006-D, Class 6A1 5.85% due 05/20/36(5)(9)	2,807	1,730
Banc of America Commercial Mtg., Inc., Series 2005-1, Class XW 0.10% due 11/10/42*(4)(5)(6)	4,892,920	9,573
Banc of America Commercial Mtg., Inc., Series 2004-5, Class XC 0.22% due 11/10/41*(4)(5)(6)	1,223,030	15,225
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A2 5.17% due 09/10/47(4)	67,000	68,045
Banc of America Commercial Mtg., Inc., Series 2006-5, Class A2 5.32% due 09/10/47(4)	310,000	314,925
Banc of America Commercial Mtg., Inc.,
Series 2007-2, Class A2
5.63% due 04/10/49(4)	29,000	28,944
Banc of America Commercial Mtg., Inc., Series 2007-3, Class A2 5.66% due 06/10/49(4)(5)	68,000	69,186
Banc of America Large Loan, Series 2005-MIB1, Class K 2.23% due 03/15/22*(3)(4)(11)	93,000	36,001
Bay View Auto Trust, Series 2005-LJ2, Class C 4.92% due 02/25/14	45,000	45,692
Bayview Commercial Asset Trust, Series 2005-1A, Class A1 0.53% due 04/25/35*(4)(11)	21,398	14,806
Bayview Commercial Asset Trust, Series 2005-1A, Class IO 2.15% due 04/25/35*(4)(6)(7)	120,334	5,174

Bayview Commercial Asset Trust, Series 2005-3A, Class IO 2.15% due 11/25/35*(4)(5)(6)(7)	371,832	19,670
Bayview Commercial Asset Trust, Series 2004-3, Class IO 2.87% due 01/25/35*(4)(5)(6)(7)	83,603	3,244
Bayview Financial Acquisition Trust, Series 2004-D, Class A 0.82% due 08/28/44(11)	23,746	20,605
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1 0.83% due 12/25/39*(3)(7)(11)	30,446	22,226
Bayview Financial Asset Trust, Series 2003-SSRA, Class A 0.93% due 10/25/38*(7)(11)	15,806	11,381
Bear Stearns Alt-A Trust, Series 2004-9, Class 1A1 4.23% due 09/25/34(5)(9)	3,497	2,274
Bear Stearns Alt-A Trust, Series 2006-5, Class 2A2 6.25% due 08/25/36(9)	56,300	35,573
Bear Stearns Asset Backed Securities Trust, Series 2005-3, Class A1 0.68% due 09/25/35(11)	15,899	14,169
Bear Stearns Asset Backed Securities Trust, Series 2003-3, Class A2 0.82% due 06/15/43(11)	27,886	22,774
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10, Class X1 0.06% due 12/11/40*(4)(5)(6)	6,311,348	21,732
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(4)	32,000	31,035
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR4, Class A3 5.47% due 06/11/41(4)	32,000	32,346
Chase Commercial Mtg. Securities Corp., Series 2000-3, Class A2 7.32% due 10/15/32(4)	15,333	15,701
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class XC 0.09% due 12/11/49*(4)(5)(6)	1,519,070	12,740
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class A2B 5.21% due 03/11/12(4)	175,000	178,795
CNL Funding, Series 1999-1, Class A2 7.65% due 06/18/14*(3)(4)	78,874	68,102
Commercial Mtg. Acceptance Corp., Series 1998-C2, Class F 5.44% due 09/15/30*(3)(4)	688,000	681,161
Commercial Mtg. Pass Through Certs., 0.05% due 06/10/44(6)	3,343,581	16,940
Commercial Mtg. Pass Through Certs., Series 2006-C8, Class XS 0.05% due 12/10/46(6)	2,163,592	20,703
Commercial Mtg. Pass Through Certs., Series 2005-LP5, Class XC 0.23% due 05/10/43*(4)(5)(6)	1,409,812	11,512
Commercial Mtg. Pass Through Certs., Series 2001-J2A, Class A2F 0.73% due 07/16/34*(4)(11)	46,000	42,455
Commercial Mtg. Pass Through Certs., Series 2004-LB3A, Class A5 5.31% due 07/10/37(4)(5)	52,000	52,507
Commercial Mtg. Pass Through Certs., Series 2006-CN2A, Class H 5.57% due 02/05/19*(3)(4)(5)	19,000	12,573
Conseco Finance Securitizations Corp., Series 2002-1, Class M1A 2.29% due 12/01/33(11)	118,000	68,313
Conseco Finance Securitizations Corp., Series 2002-1, Class A 6.68% due 12/01/33	10,775	10,651
Conseco Finance Securitizations Corp., Series 2001-3, Class A4 6.91% due 05/01/33	136,735	130,977
Conseco Finance Securitizations Corp., Series 2001-1, Class A5 6.99% due 07/01/32	210,618	208,294
Conseco Finance Securitizations Corp., Series 2000-6, Class A5 7.27% due 09/01/31(7)	7,013	6,662
Conseco Finance Securitizations Corp., Series 2001-4, Class A4 7.36% due 09/01/33	35,463	35,430
Conseco Finance Securitizations Corp., Series 2002-2, Class M1 7.42% due 03/01/33	4,000	3,140
Conseco Finance Securitizations Corp., Series 2000-5, Class A6 7.96% due 02/01/32	19,964	16,154
Conseco Finance Securitizations Corp., Series 2000-4, Class A6 8.31% due 05/01/32	53,119	41,379

Conseco Finance Securitizations Corp., Series 2002-2, Class AIO 8.50% due 03/01/33(6)	80,289	2,551
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2 6.00% due 02/25/37(9)	22,690	14,954
Countrywide Asset-Backed Certs., Series 2004-6, Class 2A5 0.62% due 11/25/34(11)	3,264	2,450
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-R2, Class AS 5.49% due 07/25/36*(3)(5)(6)(7)(9)	81,984	8,301
Countrywide Home Loan Mtg., Pass Through Trust, Series 2005-R2, Class 2A3 8.00% due 06/25/35*(3)(9)	38,640	36,853
Credit Suisse Mtg. Capital Certs., Series 2007-C1, Class AX 0.08% due 02/15/40*(4)(5)(6)	867,218	6,383
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class AX 0.13% due 09/15/39*(4)(5)(6)	494,857	6,198
Credit Suisse Mtg. Capital Certs., Series 2006-C5, Class AX 0.15% due 12/15/39(4)(5)(6)	1,396,833	20,730
Credit Suisse Mtg. Capital Certs., Series 2007-C2, Class A2 5.45% due 01/15/49(4)	181,000	184,803
Credit Suisse Mtg. Capital Certs., Series 2007-C4, Class A2 5.81% due 09/15/39(4)(5)	14,000	14,124
CS First Boston Mtg. Securities Corp., Series 2003-C3, Class AX 0.60% due 05/15/38*(4)(5)(6)	1,028,928	41,420
CS First Boston Mtg. Securities Corp., Series 2001-CK1, Class AY 0.78% due 12/18/35*(4)(5)(6)	1,626,678	6,608
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class H 0.93% due 11/15/19*(4)(11)	50,000	39,498
CS First Boston Mtg. Securities Corp., Series 2005-TF2A, Class J 1.13% due 09/15/20*(4)(11)	11,495	9,925
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class J 1.18% due 11/15/19*(4)(11)	50,000	37,183
CS First Boston Mtg. Securities Corp., Series 2004-FR1N, Class A 5.00% due 11/27/34*(2)(3)	8,553	1
CS First Boston Mtg. Securities Corp., Series 2004-C2, Class A2 5.42% due 05/15/36(4)	50,000	49,517
CS First Boston Mtg. Securities Corp., Series 1998-C2, Class F 6.75% due 11/15/30*(3)(4)	44,000	33,600
DLJ Commercial Mtg. Corp., Series 2000-CF1, Class A1B 7.62% due 06/10/33(4)	14,739	14,776
First Horizon Alternative Mtg. Securities, Series 2005-AA10, Class 2A1 5.68% due 12/25/35(5)(9)	20,172	12,000
GE Capital Commercial Mtg. Corp., Series 2005-C3, Class XC 0.10% due 07/10/45*(4)(5)(6)	11,389,066	43,731
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class XC 0.04% due 11/10/45(6)	8,557,030	38,964
GMAC Commercial Mtg. Securities, Inc., Series 2005-C1, Class X1 0.10% due 05/10/43(3)(6)	2,596,280	27,317
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1, Class X 1.36% due 07/15/29(4)(5)(6)	296,031	13,647
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3, Class A4 5.02% due 04/10/40(4)	25,000	25,430
Green Tree Financial Corp., Series 1999-1, Class A6 6.37% due 07/01/25(7)	5,000	4,900
Green Tree Financial Corp., Series 1999-3, Class A7 6.74% due 02/01/31	7,885	7,700
Green Tree Financial Corp., Series 1997-7, Class A8 6.86% due 07/15/29	9,095	8,978
Green Tree Financial Corp., Series 1998-4, Class A7 6.87% due 04/01/30	1,839	1,710
Green Tree Financial Corp., Series 1997-6, Class A8 7.07% due 01/15/29	13,947	14,029
Green Tree Financial Corp., Series 1997-6, Class M1 7.21% due 01/15/29	27,000	19,938
Green Tree Financial Corp., Series 1995-8, Class M1 7.30% due 12/15/26	5,221	5,231
Green Tree Financial Corp., Series 1997-4, Class A7 7.36% due 02/15/29	16,011	16,323
Green Tree Financial Corp., Series 1997-6, Class A9 7.55% due 01/15/29	32,130	32,630
Green Tree Financial Corp., Series 1999-5, Class A5 7.86% due 03/01/30	138,040	116,324
Greenpoint Manufactured Housing, Series 1999-5, Class A4 7.59% due 11/15/28	39,727	39,465

Greenpoint Manufactured Housing, Series 2000-3, Class IA 8.45% due 06/20/31(7)	36,436	31,881
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class XC 0.08% due 04/10/37*(4)(5)(6)	5,458,029	15,935
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2 4.31% due 08/10/42(4)	210,268	209,879
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 4.57% due 08/10/42(4)	26,000	25,462
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(4)	26,000	26,488
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2 5.12% due 04/10/37(4)	276,000	277,076
GS Mtg. Securities Corp. II, Series 2003-C1, Class X1 0.27% due 01/10/40*(4)(5)(6)	995,805	19,663
GS Mtg. Securities Corp. II, Series 2004-C1, Class X1 0.27% due 10/10/28*(4)(5)(6)	704,893	3,114
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A2 7.50% due 03/25/35*(3)(9)	24,206	22,935
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A2 7.50% due 09/25/35*(9)	27,248	24,455
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A3 8.00% due 03/25/35*(3)(9)	22,059	20,777
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A3 8.00% due 09/25/35*(9)	35,843	32,572
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A4 8.50% due 09/25/35*(3)(9)	10,390	9,455
HSBC Asset Loan Obligation Pass Through Certs., Series 2007-AR1, Class 2A1 6.00% due 01/25/37(5)(9)	56,830	36,849
HVB Mtg. Capital Corp., Series 2003-FL1A, Class K 3.08% due 09/10/22*(3)(4)(7)(11)	72,000	26,640
Indymac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1 5.51% due 01/25/36(5)(9)	68,258	39,870
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12, Class X1 0.11% due 09/12/37*(4)(5)(6)	2,145,311	16,811
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class X 0.45% due 05/15/47(4)(5)(6)	1,239,561	25,864
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class AM 4.78% due 07/15/42(4)	10,000	7,991
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6, Class A2 5.26% due 07/12/37(4)	32,000	32,817
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8, Class A2 5.29% due 05/15/45(4)	227,000	230,889
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB17, Class A3 5.45% due 12/12/43(4)	56,000	57,449
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8, Class A3B 5.45% due 05/15/45(4)	63,000	63,417
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A3B 5.58% due 05/12/45(4)	171,000	167,792
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A2 5.86% due 04/15/45(4)(5)	40,000	40,996
JP Morgan Commercial Mtg. Finance Corp., Series 2000-C9, Class G 6.25% due 10/15/32*(3)(4)	25,000	24,926
JP Morgan Commercial Mtg. Finance Corp.,
Series 1997-C5, Class F 7.56% due 09/15/29(4)	27,000	26,748
LB Commercial Conduit Mtg. Trust, Series 2007-C3, Class A2 5.84% due 07/15/44(4)	164,000	168,310
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class XCL 0.10% due 02/15/41*(4)(5)(6)	5,143,308	42,720
LB-UBS Commercial Mtg. Trust, Series 2005-C7, Class XCL 0.17% due 11/15/40*(4)(5)(6)	4,865,026	32,006
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class XCL 0.20% due 09/15/40*(4)(5)(6)	2,472,450	28,081
LB-UBS Commercial Mtg. Trust, Series 2005-C3, Class XCL 0.30% due 07/15/40*(4)(5)(6)	1,370,171	25,063
LB-UBS Commercial Mtg. Trust, Series 2005-C2, Class XCL 0.31% due 04/15/40*(4)(5)(6)	4,435,562	34,227

LB-UBS Commercial Mtg. Trust, Series 2003-C5, Class XCL 0.40% due 04/15/37*(4)(5)(6)	102,299	1,807
LB-UBS Commercial Mtg. Trust, Series 2004-C1, Class A4 4.57% due 01/15/31(4)	22,000	21,520
LB-UBS Commercial Mtg. Trust, Series 2004-C7, Class A6 4.79% due 10/15/29(4)	35,000	33,810
Lehman ABS Manufactured Housing Contract, Series 2001-B, Class M1 6.63% due 03/15/28	3,000	1,812
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2005-LLFA, Class J 1.03% due 07/15/18*(3)(4)(11)	19,000	10,402
Lehman XS Trust, Series 2007-6, Class 3A6 6.50% due 05/25/37	45,345	28,178
Marriott Vacation Club Owner Trust, Series 2002-1A, Class A1 0.93% due 12/20/24*(3)(11)(22)	6,459	6,112
Master Adjustable Rate Mtgs. Trust, Series 2004-7, Class 2A1 3.77% due 08/25/34(5)(9)	6,463	4,553
Master Reperforming Loan Trust, Series 2005-1, Class 1A4 7.50% due 08/25/34*(3)(9)	31,408	29,759
Master Reperforming Loan Trust, Series 2005-2, Class 1A3 7.50% due 05/25/35*(3)(9)	34,649	32,830
Merit Securities Corp., Series 11-PA, Class 3A1 0.85% due 04/28/27*(3)(9)(11)	60,761	43,280
Merrill Lynch CFC Commercial Mtg., Series 2006-4, Class XC 0.48% due 12/12/49(5)(6)	2,713,196	30,034
Merrill Lynch Mtg. Investors, Inc., Series 2005-LC1, Class XA 0.11% due 01/12/44(5)(6)	1,084,756	6,514
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3, Class B3 5.00% due 01/25/35	3,894	119
Merrill Lynch Mtg. Trust, Series 2005-MCP1, Class XC 0.27% due 06/12/43*(4)(5)(6)	2,241,262	23,689
Merrill Lynch Mtg. Trust, Series 2005-MKB2, Class A2 4.81% due 09/12/42(4)	61,024	60,940
Merrill Lynch Mtg. Trust, Series 2007-C1, Class A2 5.72% due 06/12/50(4)(5)	69,000	70,838
Mezz Capital Commercial Mtg. Trust, Series 2006-C4, Class X 5.47% due 12/15/16(3)(6)(7)	259,498	28,545
Mezz Capital Commercial Mtg. Trust, Series 2005-C3, Class X 5.56% due 05/15/44(3)(6)(7)	169,720	16,972
Mezz Capital Commercial Mtg. Trust, Series 2004-C2, Class A 6.41% due 12/15/19(3)(6)(7)	148,529	17,823
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	8,096	7,401
Morgan Stanley Capital I, Series 2004-HQ4, Class A7 4.97% due 04/14/40(4)	41,000	38,285
Morgan Stanley Capital I, Series 2008-T29, Class A3 6.28% due 01/11/43(4)(5)	39,000	39,573
Morgan Stanley Capital I, Series 1998-CF1, Class D 7.35% due 07/15/32(4)	37,063	32,570
Morgan Stanley Mtg. Loan Trust, Series 2005-5AR, Class 2A1 3.81% due 09/25/35(5)(9)	125,460	71,708
Mortgage Capital Funding, Inc., Series 1998-MC2, Class E 7.08% due 06/18/30(4)(5)	27,000	26,978
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 5.15% due 11/25/33	25,569	24,292
Nomura Asset Acceptance Corp., Series 2004-R3, Class PT 4.36% due 02/25/35*(3)(5)(9)	37,900	29,806
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	78,382	53,665
Oakwood Mtg. Investors, Inc., Series 2002-A, Class AIO 6.00% due 03/15/32(6)	74,023	300
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4 6.81% due 12/15/31(7)	60,060	46,246
Oakwood Mtg. Investors, Inc., Series 2000-A, Class A3 7.95% due 03/15/22	35,138	22,529
Oakwood Mtg. Investors, Inc., Series 1996-C, Class B1 7.96% due 04/15/27(7)	15,859	7,930
Origen Manufactured Housing, Series 2004-B, Class A3 4.75% due 08/15/21	24,827	24,742
Residential Asset Mtg. Products, Inc., Series 2002-SL1, Class AI3 7.00% due 06/25/32(9)	56,677	53,684
Residential Asset Securities NIM Corp., Series 2004-NT11 4.50% due 12/25/34*(3)(7)	4,095	0
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3 6.00% due 05/25/37(9)	21,287	15,779

SACO I Trust, Series 2005-10, Class 1A 0.49% due 06/25/36(11)	26,910	9,185
Strips, Series 2004-1A, Class K 5.00% due 03/24/18*(3)(4)(7)	50,000	35,000
Structured Adjustable Rate Mtg. Loan Trust, Series 2007-8, Class 1A2 6.25% due 09/25/37(9)(11)	39,297	22,722
Structured Asset Securities Corp., Series 2004-NP2, Class A 0.58% due 06/25/34*(7)(9)(11)	33,167	27,031
Structured Asset Securities Corp., Series 2007-4, Class 1A4 1.00% due 03/28/45*(6)(9)	1,279,005	39,781
Structured Asset Securities Corp., Series 2007-4, Class 1A3 6.02% due 03/28/45*(6)(9)(10)	1,279,005	104,585
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class XC 0.16% due 04/15/42*(4)(5)(6)	5,098,692	40,979
Wachovia Bank Commercial Mtg. Trust, Series 2006-C27, Class A2 5.62% due 07/15/45(4)	156,000	159,707
Wachovia Bank Commercial Mtg. Trust, Series 2006-C28, Class A3 5.68% due 10/15/48(4)	201,000	190,139
WaMu Commerical Mtg. Securities Trust, Series 2005-C1A, Class F 5.30% due 05/25/36*(3)(4)(7)	65,000	46,800
Total Asset Backed Securities (cost $7,969,908)		6,977,350
CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 11/15/16	20,000	25,075
Steel-Producers — 0.0%
Steel Dynamics, Inc. Senior Notes 5.13% due 06/15/14	10,000	12,662
Total Convertible Bonds & Notes (cost $30,000)		37,737
U.S. CORPORATE BONDS & NOTES — 6.4%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Senior Notes 5.90% due 04/15/16	15,000	15,977
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	15,000	16,650
		32,627
Advertising Sales — 0.0%
Lamar Media Corp Company Guar. Notes 7.25% due 01/01/13	10,000	9,975
Advertising Services — 0.0%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12	60,000	60,300
Aerospace/Defense-Equipment — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 3.00% due 08/15/24	35,000	43,925
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	20,000	19,800
BE Aerospace, Inc. Senior Notes 8.50% due 07/01/18	55,000	58,300
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14*(3)	15,000	15,225
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	45,000	45,562
Triumph Group, Inc. Senior Sub. Notes 8.00% due 11/15/17*(3)	15,000	15,131
United Technologies Corp. Notes 6.13% due 07/15/38	55,000	59,585
		257,528
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*(3)	25,000	26,750
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	45,000	49,187
		75,937
Airlines — 0.0%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	10,000	10,000
Continental Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.56% due 08/15/13	15,000	14,269
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 09/15/17	23,490	22,668

Continental Airlines, Inc. Pass Through Certs. Series 974A 6.90% due 07/02/19		5,935	5,742
Northwest Airlines, Inc. Pass Through Certs. Series 2000-1 7.15% due 04/01/21		26,008	22,627
United Airlines, Inc. Pass Through Certs. Series 071A 6.64% due 07/02/22		13,654	11,674
			86,980
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 3.83% due 12/15/14(11)		65,000	61,506
Levi Strauss & Co. Senior Notes 8.88% due 04/01/16		30,000	31,388
Levi Strauss & Co. Senior Notes 9.75% due 01/15/15		35,000	36,750
			129,644
Appliances — 0.0%
Whirlpool Corp. Notes 8.60% due 05/01/14		5,000	5,661
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11		90,000	94,537
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13		5,000	5,481
			100,018
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 8.25% due 11/01/21		45,000	46,125
Auto/Truck Parts & Equipment-Original — 0.1%
Dana Corp. Notes 5.85% due 01/15/15 (Escrow)†*(3)(7)		45,000	0
Titan International, Inc. Senior Sub. Notes 5.63% due 01/15/17*(3)		20,000	21,011
Titan International, Inc. Company Guar. Notes 8.00% due 01/15/12		30,000	29,400
TRW Automotive, Inc. Company Guar. Notes 6.38% due 05/15/14*(3)	EUR	80,000	106,656
TRW Automotive, Inc. Senior Notes 8.88% due 12/01/17*(3)		15,000	15,600
			172,667
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Company Guar. Notes 11.25% due 11/01/15*(12)		37,100	38,769
Banks-Commercial — 0.0%
Sovereign Bank Sub. Notes 2.31% due 06/20/13(11)		50,000	49,040
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Company Guar. Notes 1.25% due 06/15/37(11)		15,000	10,114
Banks-Money Center — 0.0%
BankAmerica Capital III Notes 0.85% due 01/15/27(11)		35,000	24,325
Banks-Super Regional — 0.1%
Fleet Capital Trust V Bank Guar. Notes 1.25% due 12/18/28(11)		45,000	30,819
Wachovia Corp. Senior Notes 5.50% due 05/01/13		95,000	100,922
Wachovia Corp. Senior Notes 5.75% due 06/15/17		50,000	51,998
Wells Fargo Capital XV Jr. Sub. Notes 9.75% due 09/26/13(11)(13)		25,000	27,000
			210,739
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16		20,000	20,300
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17		5,000	5,069
			25,369
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20*(3)		39,000	39,790
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 6.38% due 01/15/40*(3)		36,000	37,543
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*(3)		10,000	11,708
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*(3)		25,000	31,613
			120,654

Broadcast Services/Program — 0.0%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	10,000	9,838
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	10,000	7,850
		17,688
Building & Construction Products-Misc. — 0.1%
Associated Materials LLC/Associated Materials Finance, Inc. Senior Sec. Notes 9.88% due 11/15/16*(3)	20,000	21,100
Builders FirstSource, Inc. Senior Sec. Notes 4.52% due 02/15/12(11)	40,000	40,000
Building Materials Corp. of America Sec. Notes 7.75% due 08/01/14	85,000	84,150
Nortek, Inc. Senior Sec. Notes 11.00% due 12/01/13	10,044	10,496
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/19	68,000	75,832
		231,578
Building Products-Air & Heating — 0.0%
Goodman Global Group, Inc. Senior Disc. Notes zero coupon due 12/15/14*(3)	40,000	22,700
Goodman Global, Inc. Company Guar. Notes 13.50% due 02/15/16	40,000	44,400
		67,100
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 8.38% due 04/15/12	55,000	51,700
DR Horton, Inc. Senior Notes 7.88% due 08/15/11	10,000	10,550
Standard Pacific Corp. Company Guar. Notes 6.25% due 04/01/14	15,000	13,050
Standard Pacific Corp. Company Guar. Notes 7.00% due 08/15/15	20,000	17,400
Standard Pacific Escrow LLC Senior Sec. Notes 10.75% due 09/15/16*(3)	45,000	45,900
		138,600
Cable/Satellite TV — 0.2%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	58,577	68,974
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	10,000	10,263
Comcast Cable Communications LLC Company Guar. Notes 8.88% due 05/01/17	40,000	47,925
Comcast Cable Holdings LLC Company Guar. Debentures 9.80% due 02/01/12	35,000	39,613
Comcast Corp. Company Guar. Bonds 6.55% due 07/01/39	25,000	26,209
Comcast Corp. Company Guar. Notes 6.95% due 08/15/37	10,000	10,899
COX Communications, Inc. Notes 7.13% due 10/01/12	15,000	16,663
CSC Holdings, Inc. Senior Notes 6.75% due 04/15/12	14,000	14,455
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	55,000	57,131
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
Company Guar. Notes 5.88% due 10/01/19*(3)	50,000	50,855
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	5,000	5,463
DISH DBS Corp. Company Guar. Notes 6.63% due 10/01/14	15,000	15,131
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/19	25,000	26,219
Echostar DBS Corp. Company Guar. Notes 6.38% due 10/01/11	10,000	10,325
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	30,862
TCI Communications, Inc. Company Guar. Notes 7.88% due 02/15/26	5,000	5,605
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/18	5,000	5,493
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	10,000	10,473
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	22,172

Time Warner Cable, Inc. Company Guar. Notes 7.50% due 04/01/14	25,000		28,804
			503,534
Casino Hotels — 0.0%
Boyd Gaming Corp. Senior Sub. Notes 7.13% due 02/01/16	25,000		21,750
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17*	30,000		31,387
MGM Mirage, Inc. Senior Notes 10.38% due 05/15/14*	5,000		5,450
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12†(14)(24)	25,000		3,781
Trump Entertainment Resorts, Inc. Sec. Notes 8.50% due 06/01/15†(14)(24)	30,000		619
			62,987
Casino Services — 0.0%
American Casino & Entertainment Properties, LLC Senior Sec. Notes 11.00% due 06/15/14*	35,000		29,487
International Game Technology Senior Notes 3.25% due 05/01/14*(3)	20,000		24,375
			53,862
Cellular Telecom — 0.1%
CellCo Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	70,000		75,969
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	20,000		20,100
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	5,000		5,069
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	50,000		50,625
New Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	15,000		19,385
NII Capital Corp. Company Guar. Notes 10.00% due 08/15/16*	5,000		5,237
			176,385
Chemicals-Diversified — 0.1%
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17	10,000		10,425
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	35,000		37,610
The Dow Chemical Co. Senior Notes 7.60% due 05/15/14	87,000		98,997
The Dow Chemical Co. Senior Notes 8.55% due 05/15/19	30,000		35,794
The Dow Chemical Co. Senior Notes 9.40% due 05/15/39	25,000		33,054
			215,880
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14	25,000		24,500
Chemicals-Specialty — 0.1%
Huntsman International LLC Company Guar. Notes 6.88% due 11/15/13	EUR	50,000	66,481
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	50,000		48,125
Nalco Co. Senior Notes
8.25% due 05/15/17*	24,000		25,500
			140,106
Coal — 0.1%
Arch Western Finance LLC Senior Sec. Notes 6.75% due 07/01/13	95,000		94,287
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	15,000		14,625
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	70,000		72,188
			181,100
Commercial Services — 0.1%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	40,000		38,150
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	85,000		83,300
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/13	20,000		20,300
Iron Mountain, Inc. Senior Sub. Notes 8.75% due 07/15/18	15,000		15,562
			157,312

Commercial Services-Finance — 0.0%
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	35,000	37,231
Computer Services — 0.0%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	30,000	30,487
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	14,000	14,350
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	34,000	36,210
Unisys Corp. Senior Sec. Notes 14.25% due 09/15/15*	5,000	5,825
		86,872
Computers — 0.0%
Dell, Inc. Senior Notes 5.88% due 06/15/19	5,000	5,291
Consumer Products-Misc. — 0.1%
Fortune Brands, Inc. Senior Notes 3.00% due 06/01/12	50,000	49,555
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	35,000	34,913
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	30,000	29,775
		114,243
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	20,000	19,800
Containers-Paper/Plastic — 0.1%
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. Senior Sec. Notes 8.25% due 11/15/15*(3)	20,000	20,100
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	60,000	58,350
Clondalkin Acquisition BV Senior Sec. Notes 2.25% due 12/15/13*(3)(11)	75,000	66,281
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	10,000	10,600
Jefferson Smurfit Corp. Senior Notes 8.25% due 10/01/12†(14)(24)	15,000	13,200
Sealed Air Corp. Notes 5.63% due 07/15/13*	25,000	26,434
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.38% due 07/01/12†(14)(24)	10,000	8,850
		203,815
Data Processing/Management — 0.0%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	15,000	13,988
Fiserv, Inc. Company Guar. Notes 6.13% due 11/20/12	13,000	14,155
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	15,000	16,552
		44,695
Direct Marketing — 0.0%
Affinion Group, Inc. Company Guar. Notes 10.13% due 10/15/13	45,000	46,237
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	40,000	41,900
		88,137
Diversified Banking Institutions — 0.3%
Bank of America Corp. Notes 6.50% due 08/01/16	65,000	69,896
Citigroup, Inc. Senior Notes 0.42% due 08/13/10(11)	55,000	54,862
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	30,000	28,921
Citigroup, Inc. Senior Notes 5.25% due 02/27/12	80,000	82,657
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	35,000	35,279
Citigroup, Inc. Sub. Notes 6.63% due 06/15/32	54,000	49,105
GMAC LLC Company Guar. Bonds 2.46% due 12/01/14(3)(11)	6,000	4,830
GMAC LLC Company Guar. Notes 6.00% due 12/15/11(3)	50,000	49,000
GMAC LLC Company Guar. Notes 6.63% due 05/15/12	3,000	2,940
GMAC LLC Company Guar. Bonds 6.75% due 12/01/14	39,000	37,050

GMAC LLC Company Guar. Bonds 6.88% due 08/28/12	34,000		33,320
GMAC LLC Company Guar. Notes 7.00% due 02/01/12	18,000		17,730
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	25,000		27,502
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	45,000		49,535
Morgan Stanley Senior Notes 0.32% due 01/15/10(11)	100,000		99,999
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000		26,763
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	25,000		25,697
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	15,000		17,487
			712,573
Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 0.41% due 11/01/12(11)	20,000		19,288
General Electric Capital Corp. Senior Notes 0.47% due 05/11/16(11)	45,000		40,987
General Electric Capital Corp. Sub. Debentures 6.38% due 11/15/67(11)	90,000		78,075
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	140,000		144,576
			282,926
Diversified Manufacturing Operations — 0.1%
Bombardier ,Inc. Senior Notes 3.84% due 11/15/13*(11)	EUR	60,000	81,927
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/38	15,000		16,399
RBS Global, Inc./ Rexnord Corp. Company Guar. Notes 9.50% due 08/01/14	55,000		55,138
			153,464
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 7.13% due 03/15/17	30,000		28,350
Leucadia National Corp. Senior Notes 8.13% due 09/15/15	15,000		15,300
Spectrum Brands, Inc. Senior Sub. Notes 12.00% due 08/28/19(12)	7,282		7,136
			50,786
Diversified Operations/Commercial Services — 0.0%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	60,000		61,800
Electric-Generation — 0.1%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	19,835		19,974
Edison Mission Energy Senior Notes 7.20% due 05/15/19	15,000		11,363
Edison Mission Energy Senior Notes 7.50% due 06/15/13	10,000		9,400
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000		12,750
The AES Corp.
Senior Notes 8.00% due 10/15/17	15,000		15,394
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	28,000		28,700
			97,581
Electric-Integrated — 0.4%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000		10,517
Ameren Corp. Senior Notes 8.88% due 05/15/14	10,000		11,232
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	10,000		9,819
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000		18,875
CMS Energy Corp. Senior Notes 6.30% due 02/01/12	9,000		9,160
CMS Energy Corp. Senior Notes 8.50% due 04/15/11	41,000		42,960
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	10,000		10,605
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/33	25,000		24,793

Consumers Energy Co. 1st Mtg. Bonds 6.13% due 03/15/19	5,000	5,413
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/17	25,000	26,879
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(11)	25,000	22,000
Duke Energy Corp. Senior Notes 6.25% due 06/15/18	35,000	37,378
Energy Future Holdings Corp. Senior Sec. Notes 9.75% due 10/15/19	34,000	34,000
Energy Future Holdings Corp. Company Guar. Notes 11.25% due 11/01/17(3)(12)	20,000	14,150
Energy Future Intermediate Holding Co., LLC Senior Sec. Notes 9.75% due 10/15/19	41,000	41,000
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	9,000	8,880
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	2,000	2,145
Florida Power Corp. 1st Mtg. Bonds 5.90% due 03/01/33	10,000	10,201
Illinois Power Co. Senior Sec. Notes 9.75% due 11/15/18	15,000	18,652
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	35,000	35,087
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/21	8,857	8,837
KCP&L Greater Missouri Operations Co. Senior Notes 11.88% due 07/01/12	45,000	52,108
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	25,000	25,605
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/37	5,000	5,377
MidAmerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	10,000	10,847
Nevada Power Co. Senior Notes 6.50% due 08/01/18	10,000	10,720
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	25,000	27,911
NiSource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	55,000	57,660
NiSource Finance Corp. Company Guar. Notes 10.75% due 03/15/16	15,000	18,483
NorthWestern Corp. Senior Sec. Notes 5.88% due 11/01/14	20,000	20,746
NV Energy, Inc. Senior Notes 8.63% due 03/15/14	40,000	41,450
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	15,000	15,203
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/38	10,000	10,844
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/37	15,000	16,184
Potomac Edison Co. 1st Mtg. Bonds
5.80% due 10/15/16*	20,000	20,229
PPL Energy Supply, LLC Senior Notes 5.70% due 10/15/15	10,000	10,401
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	15,000	16,282
Public Service Co. of Colorado 1st Mtg. Notes 5.13% due 06/01/19	5,000	5,201
Puget Sound Energy, Inc. Jr. Sub. Bonds 6.97% due 06/01/67(11)	25,000	22,011
TECO Energy, Inc. Senior Notes 2.28% due 05/01/10(11)	25,000	25,065
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15(3)	10,000	8,100
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(12)	20,000	14,100
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/19*(3)	55,000	67,639
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	20,000	22,081
		926,830

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/16*(3)	20,000	20,199
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	15,000	15,149
		35,348
Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp. Senior Sub. Notes 8.13% due 03/01/16	5,000	4,988
Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15	50,000	45,000
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	65,000	59,638
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(12)	15,740	13,910
Freescale Semiconductor, Inc. Company Guar. Notes 10.13% due 12/15/16	2,000	1,610
		120,158
Electronic Connectors — 0.0%
Amphenol Corp. Senior Notes 4.75% due 11/15/14	35,000	35,012
Thomas & Betts Corp. Senior Notes 5.63% due 11/15/21	15,000	14,664
		49,676
Electronics-Military — 0.1%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	105,000	104,869
L-3 Communications Holdings, Inc. Company Guar. Notes 3.00% due 08/01/35	30,000	31,500
		136,369
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11	40,000	40,396
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	255,000	266,990
GMAC LLC Notes 7.25% due 03/02/11	160,000	159,693
GMAC LLC Notes 7.75% due 01/19/10	50,000	50,023
		517,102
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(11)	100,000	82,000
SLM Corp. Senior Notes 4.50% due 07/26/10	30,000	29,893
		111,893
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	65,000	77,029
Capital One Capital III Company Guar. Bonds 7.69% due 08/15/36	15,000	13,800
		90,829
Finance-Investment Banker/Broker — 0.2%
JP Morgan Chase Capital XVIII Bonds 6.95% due 08/17/36	37,000	35,947
JP Morgan Chase Capital XXV Company Guar. Notes 6.80% due 10/01/37	15,000	14,904
Merrill Lynch & Co., Inc. Senior Notes 0.48% due 07/25/11(11)	10,000	9,846
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	80,000	86,195
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/19	30,000	29,801
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	60,000	65,405
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	40,000	45,914
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	35,000	37,631
		325,643
Finance-Other Services — 0.1%
Beaver Valley Funding Corp. Debentures 9.00% due 06/01/17	33,000	36,068
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15	20,000	20,300

Wachovia Capital Trust V Bank Guar. Notes 7.97% due 06/01/27*(3)	100,000	94,816
		151,184
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	55,000	59,675
Tyson Foods, Inc. Senior Notes 8.25% due 10/01/11	20,000	21,400
		81,075
Food-Misc. — 0.1%
Campbell Soup Co. Senior Debentures 8.88% due 05/01/21	15,000	19,534
Chiquita Brands International, Inc. Senior Notes 7.50% due 11/01/14	35,000	34,650
Chiquita Brands International, Inc. Senior Notes 8.88% due 12/01/15	5,000	5,100
Dole Food Co., Inc. Senior Notes 13.88% due 03/15/14*	19,000	22,847
General Mills, Inc. Senior Notes 5.65% due 02/15/19	5,000	5,303
Grand Metropolitan Investment Corp. Company Guar. Debentures 8.00% due 09/15/22	45,000	55,416
H.J. Heinz Co. Senior Notes 5.35% due 07/15/13	20,000	21,500
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*(3)	5,000	5,653
Kraft Foods, Inc. Senior Notes 6.13% due 08/23/18	20,000	21,087
		191,090
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	16,054
The Kroger Co. Senior Guar. Notes 6.75% due 04/15/12	10,000	10,922
		26,976
Food-Wholesale/Distribution — 0.0%
Supervalu, Inc. Senior Notes 7.50% due 11/15/14	35,000	35,437
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	55,000	53,212
Gambling (Non-Hotel) — 0.1%
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/15*(14)	50,000	12,250
Pinnacle Entertainment, Inc. Senior Sub Notes 7.50% due 06/15/15	35,000	32,200
Pinnacle Entertainment, Inc. Senior Sub. Notes 8.25% due 03/15/12	40,000	40,000
Pinnacle Entertainment, Inc. Senior Notes 8.63% due 08/01/17*	10,000	10,200
		94,650
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	21,223
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	10,000	12,146
		33,369
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	100,000	83,250
Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	20,000	20,000
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*(3)	30,000	33,375
		53,375
Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	130,000	130,162
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,050
		150,212
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*	5,000	4,775
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*	10,000	9,200
USI Holdings Corp. Senior Notes 4.15% due 11/15/14*(3)(11)	5,000	4,106

Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	4,957
		23,038
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.90% due 12/17/39	15,000	14,777
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/15	10,000	9,795
Prudential Financial, Inc. Senior Notes 5.10% due 09/20/14	45,000	46,919
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	15,000	16,138
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	15,000	16,818
Teachers Insurance & Annuity Assoc. of America Notes 6.85% due 12/16/39*(3)	45,000	46,518
		150,965
Insurance-Multi-line — 0.1%
Loews Corp. Senior Notes 5.25% due 03/15/16	15,000	15,234
Metlife, Inc. Junior. Sub. Notes 6.40% due 12/15/66	45,000	39,375
MetLife, Inc. Senior Notes 6.75% due 06/01/16	55,000	61,591
		116,200
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*(3)	35,000	28,105
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(3)(11)	20,000	21,200
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*(3)	30,000	36,793
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/31*(3)	15,000	14,427
		100,525
Insurance-Property/Casualty — 0.1%
Chubb Corp. Senior Notes 5.75% due 05/15/18	5,000	5,350
Chubb Corp. Senior Notes 6.50% due 05/15/38	15,000	16,518
The Progressive Corp. Jr. Sub. Notes 6.70% due 06/15/37(11)	145,000	128,306
The Travelers Companies, Inc. Senior Notes 5.90% due 06/02/19	10,000	10,680
		160,854
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	15,000	15,374
Machinery-General Industrial — 0.0%
Altra Holdings, Inc. Senior Sec. Notes 8.13% due 12/01/16*(3)	35,000	35,919
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/20	8,000	7,817
Quest Diagnostics, Inc. Company Guar. Notes 5.75% due 01/30/40	12,000	11,646
Roche Holdings, Inc.
Company Guar. Notes 7.00% due 03/01/39*(3)	25,000	30,266
		49,729
Medical Products — 0.1%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	15,000	15,988
Hospira, Inc. Senior Notes 6.05% due 03/30/17	10,000	10,466
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	65,000	70,606
		97,060
Medical-Drugs — 0.1%
Eli Lilly & Co. Senior Notes 5.95% due 11/15/37	20,000	21,071
GlaxoSmithKline Capital, Inc. Company Guar. Notes 5.65% due 05/15/18	30,000	32,358
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	42,000	51,321
		104,750
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	20,000	20,636

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.00% due 06/15/16	10,000	10,499
Aetna, Inc. Senior Notes 6.50% due 09/15/18	15,000	15,954
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	15,000	16,015
UnitedHealth Group, Inc. Senior Notes 5.80% due 03/15/36	5,000	4,481
UnitedHealth Group, Inc. Senior Notes 6.50% due 06/15/37	25,000	24,653
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	35,000	39,145
		110,747
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	30,000	31,050
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	95,000	100,225
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	35,000	37,581
HCA, Inc. Senior Sec. Notes 9.63% due 11/15/16(12)	42,000	45,465
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15*	45,000	48,600
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18*	8,000	8,960
Vanguard Health Holding Co. II LLC Senior Sub. Notes 9.00% due 10/01/14	35,000	36,269
		308,150
Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	35,000	35,962
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	55,000	53,350
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/15*(12)	15,721	14,306
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*	15,000	13,800
		81,456
Metal Processors & Fabrication — 0.0%
Metals USA, Inc. Senior Sec. Notes 11.13% due 12/01/15	25,000	25,281
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	189,000	206,955
Multimedia — 0.1%
CBS Corp. Company Guar. Notes 8.63% due 08/01/12	2,000	2,182
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	20,547
News America Holdings, Inc. Company Guar. Debentures 7.75% due 12/01/45	10,000	11,163
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	35,000	39,437
Time Warner Cos., Inc. Senior Debentures
9.13% due 01/15/13	50,000	58,017
Time Warner Cos., Inc. Senior Debentures 9.15% due 02/01/23	10,000	12,068
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	25,000	29,615
		173,029
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Sec. Notes 5.75% due 02/15/11	20,000	20,809
Allied Waste North America, Inc. Sec. Notes 6.38% due 04/15/11	10,000	10,439
Republic Services, Inc. Senior Notes 5.50% due 09/15/19*(3)	15,000	15,232
		46,480
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 4.25% due 02/15/15	14,000	13,903
Xerox Corp. Senior Notes 5.63% due 12/15/19	10,000	9,986
Xerox Corp. Senior Notes 6.75% due 12/15/39	26,000	26,196

Xerox Corp. Senior Notes 6.88% due 08/15/11	20,000	21,371
		71,456
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	60,000	61,950
Oil Companies-Exploration & Production — 0.3%
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	45,000	39,713
Chesapeake Energy Corp. Company Guar. Notes 7.63% due 07/15/13	20,000	20,950
Connacher Oil and Gas, Ltd. Senior Notes 10.25% due 12/15/15*	25,000	22,875
Denbury Resources, Inc. Company Guar. Notes 7.50% due 12/15/15	40,000	39,900
Devon Energy Corp. Senior Notes 6.30% due 01/15/19	15,000	16,702
EOG Resources, Inc. Senior Notes 5.63% due 06/01/19	15,000	15,935
Forest Oil Corp. Company Guar. Notes 8.00% due 12/15/11	80,000	83,400
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*(3)	15,000	14,700
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	25,000	27,075
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	40,000	40,400
Petrohawk Energy Corp. Company Guar. Notes 9.13% due 07/15/13	50,000	52,250
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	20,000	20,625
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	40,000	39,300
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	10,000	9,325
Quicksilver Resources, Inc. Senior Notes 11.75% due 01/01/16	20,000	22,700
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	10,000	10,300
SandRidge Energy, Inc. Company Guar. Notes 3.91% due 04/01/14(11)	15,000	13,447
Sandridge Energy, Inc. Senior Notes 8.00% due 06/01/18*	45,000	44,212
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	10,000	10,667
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	20,000	22,854
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	20,000	23,558
		590,888
Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	30,000	29,588
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes
5.20% due 09/15/12*(3)	5,000	5,138
Oil-Field Services — 0.1%
Aquilex Holdings LLC/Aquilex Finance Corp. Senior Notes 11.13% due 12/15/16*(3)	15,000	14,963
Halliburton Co. Senior Notes 7.45% due 09/15/39	30,000	37,118
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	55,000	56,375
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	25,000	25,062
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	5,000	5,230
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	4,957
Weatherford International, Ltd. Company Guar. Notes 5.50% due 02/15/16	10,000	10,238
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	15,000	14,325
		168,268
Paper & Related Products — 0.1%
Georgia-Pacific Corp. Debentures 9.50% due 12/01/11	32,000	34,560

International Paper Co. Senior Notes 7.95% due 06/15/18	21,000	24,222
International Paper Co. Senior Notes 9.38% due 05/15/19	66,000	81,125
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14*(3)	30,000	30,300
Newpage Holding Corp. Senior Notes 7.56% due 11/01/13(11)(15)	14,210	4,281
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 4.03% due 08/01/14(11)	20,000	15,800
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14*	30,000	33,000
Westvaco Corp. Company Guar. Debentures 7.50% due 06/15/27	4,000	3,504
		226,792
Pharmacy Services — 0.0%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	18,000	19,641
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	7,000	7,953
Omnicare, Inc. Senior Sub. Notes 6.13% due 06/01/13	35,000	33,950
Omnicare, Inc. Company Guar. Notes 6.75% due 12/15/13	10,000	9,800
Omnicare, Inc. Company Guar. Notes 6.88% due 12/15/15	10,000	9,725
		81,069
Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	25,000	27,187
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	60,000	58,050
		85,237
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc. Senior Notes 6.43% due 03/15/12(11)(12)	21,000	19,635
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	20,000	21,152
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	15,975
Dynegy Holdings, Inc. Senior Notes 8.38% due 05/01/16	45,000	42,750
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	33,097
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	10,000	10,300
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	30,000	35,627
National Fuel Gas Co. Senior Notes 5.25% due 03/01/13	10,000	10,419
Spectra Energy Capital LLC Company Guar. Notes 5.65% due 03/01/20	5,000	5,046
Spectra Energy Capital LLC Company Guar. Notes 5.90% due 09/15/13	35,000	37,327
Spectra Energy Capital LLC
Company Guar. Notes 6.20% due 04/01/18	10,000	10,620
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	15,000	17,555
Targa Resources, Inc. Company Guar. Notes 8.50% due 11/01/13	75,000	78,000
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	40,000	44,839
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/31	30,000	32,899
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	20,000	22,940
Williams Cos., Inc. Senior Notes 8.75% due 01/15/20	35,000	41,754
		460,300
Printing-Commercial — 0.0%
Cenveo Corp. Senior Notes 10.50% due 08/15/16*	20,000	20,500
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	16,000	16,480

Property Trust — 0.0%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*(3)	20,000	21,867
WEA Finance LLC / WT Finance Australia Property, Ltd. Company Guar. Notes 6.75% due 09/02/19*(3)	60,000	64,424
		86,291
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 10.00% due 08/01/14	35,000	36,487
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(16)	25,000	22,813
Vertis, Inc. Company Guar. Notes 13.50% due 04/01/14(15)	33,261	11,018
		70,318
Quarrying — 0.0%
Compass Minerals International, Inc. Senior Notes 8.00% due 06/01/19*	40,000	41,200
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Sub. Notes 8.75% due 08/15/19*	10,000	10,225
Yonkers Racing Corp. Senior Sec. Notes 11.38% due 07/15/16*	5,000	5,250
		15,475
Radio — 0.0%
Sirius XM Radio, Inc. Senior Sec. Notes 9.75% due 09/01/15*	5,000	5,263
Real Estate Investment Trusts — 0.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.70% due 01/15/27*	30,000	28,350
Digital Realty Trust LP Company Guar. Notes 5.50% due 04/15/29*(3)	20,000	26,125
Federal Realty Investment Trust Senior Notes 5.95% due 08/15/14	10,000	10,143
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	20,000	18,822
Health Care REIT, Inc. Senior Notes 6.00% due 11/15/13	5,000	5,073
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/17	20,000	18,245
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	25,000	25,464
Nationwide Health Properties, Inc. Senior Notes 6.50% due 07/15/11	10,000	10,398
Simon Property Group LP Senior Notes 5.75% due 12/01/15	10,000	10,197
Simon Property Group LP Senior Notes 6.13% due 05/30/18	20,000	20,320
Simon Property Group LP Senior Notes 6.75% due 05/15/14	28,000	29,839
		202,976
Real Estate Management/Services — 0.0%
Realogy Corp. Company Guar. Notes 10.50% due 04/15/14	55,000	47,575
Realogy Corp. Company Guar. Notes 11.00% due 04/15/14(12)	10,587	8,734
		56,309
Real Estate Operations & Development — 0.0%
Duke Realty LP Senior Notes 6.25% due 05/15/13	10,000	10,057
Duke Realty LP Senior Notes 6.50% due 01/15/18	10,000	9,471
		19,528
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(12)(14)(24)	50,000	261
Rental Auto/Equipment — 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 7.63% due 05/15/14	20,000	19,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	28,050
RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17*	30,000	32,400
		79,450
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	30,000	31,575

Retail-Automobile — 0.0%
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	35,000	33,862
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	20,000	22,056
Retail-Drug Store — 0.1%
CVS Caremark Corp. Jr. Sub. Notes 6.30% due 06/01/37(11)	30,000	25,875
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*(3)	80,000	83,799
Rite Aid Corp. Senior Sec. Notes 7.50% due 03/01/17	35,000	32,900
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17(3)	35,000	30,450
		173,024
Retail-Regional Department Stores — 0.0%
Federated Department Stores, Inc. Senior Notes 6.63% due 04/01/11	15,000	15,469
The Bon-Ton Stores, Inc. Company Guar. Notes 10.25% due 03/15/14	45,000	41,512
		56,981
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 5.70% due 02/01/39	18,000	18,360
McDonald’s Corp. Senior Notes 6.30% due 10/15/37	22,000	23,860
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	40,000	43,600
		85,820
Retail-Toy Stores — 0.0%
Toys “R” Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17*	50,000	54,750
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	70,000	77,350
Special Purpose Entities — 0.1%
Allstate Life Global Funding Trust Notes 5.38% due 04/30/13	35,000	37,361
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	26,000	27,690
Deutsche Bank Capital Funding Trust VII Jr. Sub. Notes 5.63% due 01/19/16*(11)(13)	15,000	10,875
Fund American Cos., Inc. Notes 5.88% due 05/15/13	35,000	34,925
Hawker Beechcraft Acquisition Co., LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.50% due 04/01/15	5,000	3,525
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(3)	20,000	15,103
Power Receivable Finance LLC Senior Sec. Notes 6.29% due 01/01/12*	89,809	91,560
Stallion Oilfield Services, Ltd. Senior Notes 9.75% due 02/01/15†*(3)(14)(24)	35,000	20,475
Teco Finance, Inc. Notes 7.20% due 05/01/11	10,000	10,440
		251,954
Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	15,000	13,875
Steel-Producers — 0.1%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	60,000	62,700
Steel Dynamics, Inc. Company Guar. Notes 7.38% due 11/01/12	60,000	61,800
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	20,000	20,825
		145,325
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	2,000	2,302
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15	35,000	33,819
		36,121
Telecom Services — 0.1%
GCI, Inc. Senior Notes 8.63% due 11/15/19*(3)	10,000	10,087

Global Crossing, Ltd. Senior Sec. Notes 12.00% due 09/15/15*(3)	5,000	5,488
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	20,000	19,250
Qwest Corp. Senior Notes 9.13% due 03/15/12	65,000	69,875
SAVVIS, Inc. Senior Notes 3.00% due 05/15/12	25,000	22,750
SBA Telecommunications, Inc. Company Guar. Notes 8.00% due 08/15/16*	5,000	5,225
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	5,000	5,300
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	58,739
West Corp. Company Guar. Notes 9.50% due 10/15/14	25,000	25,375
		222,089
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/29	10,000	7,163
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	67,822
AT&T, Inc. Senior Notes 6.30% due 01/15/38	65,000	66,023
Level 3 Financing, Inc. Company Guar. Notes 8.75% due 02/15/17	25,000	22,813
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	55,000	51,975
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 02/15/14	120,000	120,450
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/17	40,000	40,800
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	5,000	5,150
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	15,000	18,735
Verizon New England, Inc. Senior Notes 4.75% due 10/01/13	20,000	20,801
Verizon New Jersey, Inc. Senior Debentures 8.00% due 06/01/22	25,000	27,610
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	25,000	25,962
Windstream Corp. Company Guar. Notes 8.13% due 08/01/13	30,000	31,125
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	50,000	50,875
		550,141
Television — 0.0%
CBS Corp. Company Guar. Notes 5.63% due 08/15/12	8,000	8,362
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	30,000	32,356
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(12)	31,575	27,668
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(14)(24)	30,000	105
		68,491
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/13	20,000	23,113
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	10,000	10,211
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp. Senior Notes 4.70% due 10/01/19	10,000	9,907
Burlington Northern Santa Fe Corp. Senior Notes 5.75% due 03/15/18	15,000	15,934
Burlington Northern Santa Fe Corp. Senior Notes 7.00% due 02/01/14	10,000	11,349
RailAmerica, Inc. Senior Sec. Notes 9.25% due 07/01/17	40,000	42,550
Union Pacific Corp. Senior Notes 5.70% due 08/15/18	10,000	10,475
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	20,000	21,102

Union Pacific Corp. 6.13% due 02/15/20	15,000		16,279
			127,596
Travel Services — 0.0%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	25,000		26,000
Water — 0.0%
American Water Capital Corp. Senior Notes 6.09% due 10/15/17	10,000		10,449
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 2.66% due 04/01/15(11)	50,000		44,437
General Cable Corp. Sub. Notes 4.50% due 11/16/19(17)	18,000		18,518
			62,955
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 7.00% due 10/15/17	25,000		27,687
American Tower Corp Senior Notes 7.25% due 05/15/19*(3)	51,000		56,865
			84,552
Total U.S. CORPORATE BONDS & NOTES (cost $14,825,988)			15,111,919
FOREIGN CORPORATE BONDS & NOTES — 0.8%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/21*(3)	80,000		103,254
Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/14*(3)	5,000		4,982
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	100,000		104,479
Westpac Banking Corp. Senior Notes 4.88% due 11/19/19	50,000		49,350
			262,065
Banks-Special Purpose — 0.2%
International Bank for Reconstruction & Development Senior Notes 5.50% due 11/25/13	150,000		165,809
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.50% due 03/10/14	160,000		164,427
			330,236
Brewery — 0.0%
SABMiller PLC Notes 6.50% due 07/15/18*	30,000		32,787
Building Products-Cement — 0.0%
Heidelbergcement Ag Company Guar. Notes 7.50% due 10/31/14	EUR	5,000	7,490
Heidelbergcement Ag Company Guar. Notes 8.00% due 01/31/17	EUR	10,000	14,873
Heidelbergcement Ag Company Guar. Notes 8.50% due 10/31/19	EUR	5,000	7,598
Holcim U.S. Finance Company Guar. Notes 6.00% due 12/30/19*(3)	15,000		15,613
			45,574
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	25,000		27,998
Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14	30,000		33,216
			61,214
Chemicals-Specialty — 0.1%
Rhodia SA Senior Notes 3.49% due 10/15/13(11)	EUR	60,000	79,777
Computers-Memory Devices — 0.0%
Seagate Technology International Sec. Notes 10.00% due 05/01/14*	15,000		16,575
Diversified Minerals — 0.1%
FMG Finance Property, Ltd. Senior Sec. Notes 10.63% due 09/01/16*	10,000		11,062
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	25,000		31,640
Teck Cominco, Ltd. Sr. Notes 6.13% due 10/01/35	20,000		17,900
Teck Resources, Ltd. Senior Sec. Notes 9.75% due 05/15/14	53,000		61,149
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	59,000		68,735
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	36,000		43,020
Vale Overseas, Ltd. Company Guar. Notes 5.63% due 09/15/19	14,000		14,136
			247,642

Electric Products-Misc. — 0.0%
Legrand France SA Debentures 8.50% due 02/15/25	70,000	73,147
Electric-Integrated — 0.0%
Electricite de France Notes 6.95% due 01/26/39*(3)	35,000	41,394
TransAlta Corp. Senior Notes 4.75% due 01/15/15	20,000	20,139
TransAlta Corp. Notes 5.75% due 12/15/13	10,000	10,541
		72,074
Finance-Investment Banker/Broker — 0.0%
Credit Suisse Guernsey, Ltd. Jr. Sub. 5.86% due 05/15/17(11)(13)	30,000	26,100
Food-Retail — 0.0%
Delhaize Group Senior Notes 6.50% due 06/15/17	10,000	10,860
Medical-Drugs — 0.0%
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	35,000	38,891
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	70,000	66,675
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	10,000	9,975
Oil Companies-Exploration & Production — 0.1%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	25,000	19,938
EnCana Corp. Senior Notes 6.50% due 05/15/19	10,000	11,186
Nexen, Inc. Senior Notes 7.50% due 07/30/39	20,000	22,929
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	35,000	28,831
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 11/10/14*(3)	20,000	20,178
		103,062
Oil Companies-Integrated — 0.0%
Husky Energy, Inc. Senior Notes 5.90% due 06/15/14	10,000	10,900
Petro-Canada Senior Notes 6.05% due 05/15/18	15,000	16,125
		27,025
Paper & Related Products — 0.0%
Catalyst Paper Corp. Company Guar. Notes 8.63% due 06/15/11	40,000	30,800
Pipelines — 0.0%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(11)	10,000	9,383
Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(16)	10,000	10,275
Intelsat Jackson Holdings, Ltd. Senior Notes 11.25% due 06/15/16	105,000	113,662
		123,937
Special Purpose Entity — 0.0%
Bosphorus Financial Services, Ltd. Senior Sec. Notes
2.07% due 02/15/12*(3)(11)	56,250	53,680
Specified Purpose Acquisitions — 0.0%
Smurfit Kappa Funding PLC Senior Sub. Notes 7.75% due 04/01/15	50,000	48,063
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/18	10,000	10,318
ArcelorMittal Senior Notes 9.85% due 06/01/19	15,000	19,308
		29,626
Telecom Services — 0.0%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*(3)	75,000	79,313
Telephone-Integrated — 0.1%
France Telecom SA Notes 8.75% due 03/01/31	25,000	33,270
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	10,000	10,008
Telefonica Emisiones SAU Company Guar. Notes 4.95% due 01/15/15	10,000	10,689
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	25,000	27,555

Telefonica Europe BV Company Guar. Bonds 8.25% due 09/15/30	15,000	18,676
		100,198
Total Foreign Corporate Bonds & Notes (cost $1,900,340)		1,978,679
FOREIGN CONVERTIBLE BONDS & NOTES — 0.0%
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 5.00% due 05/15/14 (cost $15,000)	15,000	24,844
LOANS — 0.0%
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. 12.50% due 12/15/14(20)(21) (cost $49,478)	12,020	12,411
MUNICIPAL BONDS & NOTES — 0.0%
Municipal Bonds — 0.0%
California State Build America General Obligations Bonds 7.50% due 04/01/34	30,000	29,118
Michigan Tobacco Settlement Finance Authority Revenue Bonds Series A 7.31% due 06/01/34	20,000	15,981
North Texas Tollway Authority Revenue Bonds 6.72% due 01/01/49	25,000	25,968
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds Series A 7.47% due 06/01/47	30,000	23,963
Total Municipal Bonds & Notes (cost $105,217)		95,030
U.S. GOVERNMENT AGENCIES — 6.6%
Federal Home Loan Mtg. Corp. — 0.5%
5.50% due 04/01/20	190,737	203,040
5.50% due 06/01/35	48,773	51,308
7.50% due 10/01/29	22,052	24,766
Federal Home Loan Mtg. Corp., REMIC
Series 3003, Class XF
0.00% due 07/15/35(9)(11)	53,826	43,206
Series 3397, Class SQ
5.74% due 12/15/37(6)(9)(10)	77,770	7,697
Series 2965, Class SA
5.82% due 05/15/32(6)(9)(10)	35,040	4,596
Series 3309, Class SG
5.84% due 04/15/37(6)(9)(10)	63,956	6,183
Series 3284, Class CI
5.89% due 03/15/37(6)(9)(10)	124,537	11,546
Series 3502, Class DS
5.92% due 01/15/39(6)(9)(10)	89,839	11,429
Series 3265, Class SC
6.18% due 01/15/37(6)(9)(10)	70,310	8,061
Series 3261, Class SA
6.20% due 01/15/37(6)(9)(10)	199,527	24,806
Series 3281, Class A1
6.20% due 02/15/37(6)(9)(10)	69,533	9,028
Series 3284, Class LI
6.21% due 03/15/37(6)(9)(10)	163,332	19,407
Series 3171, Class ST
6.25% due 06/15/36(6)(9)(10)	86,132	11,076
Series 3201, Class SG
6.27% due 08/15/36(6)(9)(10)	84,383	9,828
Series 3203, Class SE
6.27% due 08/15/36(6)(9)(10)	70,859	8,374
Series 3346, Class SB
6.32% due 09/15/33(6)(9)(10)	71,721	8,826
Series 3346, Class SC
6.32% due 10/15/33(6)(9)(10)	207,121	25,314
Series 3485, Class SI
6.32% due 07/15/36(6)(9)(10)	135,321	16,826
Series 3153, Class UI
6.34% due 05/15/36(6)(9)(10)	531,972	80,545
Series 3221, Class SI
6.35% due 09/15/36(6)(9)(10)	59,765	8,371
Series 3114, Class GI
6.37% due 02/15/36(6)(9)(10)	66,608	7,704
Series 3114, Class IP
6.37% due 02/15/36(6)(9)(10)	169,348	19,107
Series 2990, Class LI
6.40% due 10/15/34(6)(9)(10)	90,270	11,992
Series 3067, Class SI
6.42% due 11/15/35(6)(9)(10)	69,501	9,352
Series 3147, Class SD
6.42% due 04/15/36(6)(9)(10)	85,817	11,267
Series 3236, Class IS
6.42% due 11/15/36(6)(9)(10)	78,695	9,339
Series 3240, Class SM
6.42% due 11/15/36(6)(9)(10)	105,897	12,733
Series 3249, Class SM
6.42% due 12/15/36(6)(9)(10)	63,592	7,795
Series 3031, Class BI
6.46% due 08/15/35(6)(9)(10)	64,880	6,664
Series 2950, Class SM
6.47% due 03/15/35(6)(9)(10)	90,565	15,216
Series 3001, Class IH
6.47% due 05/15/35(6)(9)(10)	62,429	6,622
Series 3123, Class L1
6.47% due 03/15/36(6)(9)(10)	71,930	10,801
Series 3287, Class SE
6.47% due 03/15/37(6)(9)(10)	80,439	12,215
Series 2981, Class AS
6.49% due 05/15/35(6)(9)(10)	33,801	4,635
Series 2992, Class SE
6.52% due 02/15/35(6)(9)(10)	104,850	12,978
Series 3028, Class ES
6.52% due 09/15/35(6)(9)(10)	231,719	30,027
Series 2594, Class SE
6.82% due 10/15/30(6)(9)(10)	67,911	8,684
Series 2828, Class TI
6.82% due 10/15/30(6)(9)(10)	46,900	4,521
Series 2815, Class PT
6.82% due 11/15/32(6)(9)(10)	91,858	14,988
Series 3200, Class SB
6.92% due 08/15/36(6)(9)(10)	100,116	11,447
Series 3119, Class PI
6.97% due 02/15/36(6)(9)(10)	71,034	8,699
Series 2927, Class SI
7.00% due 02/15/35(6)(9)(10)	78,280	8,951
Series 3156, Class PS
7.02% due 05/15/36(6)(9)(10)	112,070	14,689
Series 2828, Class GI
7.27% due 06/15/34(6)(9)(10)	98,750	11,854
Series 2990, Class LB
16.35% due 06/15/34(9)(10)	64,762	74,961
Series 3065, Class DC
19.16% due 03/15/35(9)(10)	70,210	79,637
Series 2976, Class KL
23.53% due 05/15/35(9)(10)	65,255	87,041

Federal Home Loan Mtg. Corp., STRIPS
Series 248, Class IO
5.50% due 07/15/37(6)(9)	319,723	61,576
Federal Home Loan Mtg. Corp., Structured Pass-Through
Series T-56, Class 3IO
0.02% due 05/25/43(5)(6)(9)	146,061	1,718
Series T-56, Class 2IO
0.03% due 05/25/43(5)(6)(9)	177,271	15
Series T-56, Class 1IO
0.22% due 05/25/43(5)(6)(9)	194,002	1,662
Series T-51, Class 1AIO
0.25% due 09/25/43(5)(6)(9)	96,548	1,407
Series T-56, Class AIO
0.52% due 05/25/43(6)(9)	305,543	6,517
Series T-51, Class 2A
7.50% due 08/25/42(9)	32,512	36,444
Series T-56, Class 2ASI
7.87% due 05/25/43(6)(9)(10)	11,526	1,204
Series T-42, Class A6
9.50% due 02/25/42(9)	4,969	5,514
		1,224,209
Federal National Mtg. Assoc. — 5.1%
Federal National Mtg. Assoc.
Series 2003-W6, Class 2IO3
0.35% due 09/25/42(6)(9)	230,404	3,200
Series 2003-W6, Class 3IO
0.37% due 09/25/42(6)(9)	217,274	3,191
Series 2003-W6, Class 5IO1
0.67% due 09/25/42(6)(9)	153,701	4,132
Series 2003-W2, Class 2IO
0.81% due 07/25/42(6)(9)	250,426	6,991
Series 2003-W8, Class 1IO2
1.64% due 12/25/42(6)(9)	343,583	23,239
Series 2003-W10, Class 1IO
1.82% due 06/25/43(5)(6)(9)	458,379	34,160
Series 2003-W10, Class 3IO
1.87% due 06/25/43(5)(6)(9)	95,640	7,089
Series 2003-W12, Class 2IO2
2.22% due 06/25/43(6)(9)	220,254	20,042
4.00% due 05/01/19	423,092	432,393
4.00% due 09/01/20	107,528	108,515
4.50% due 04/01/18	22,838	23,804
4.50% due 03/01/20	42,612	44,229
4.50% due 04/01/20	62,837	65,220
4.50% due 09/01/20	73,522	76,310
4.50% due 11/01/20	55,002	57,088
4.50% due January TBA	2,000,000	1,996,250
5.00% due 03/01/21	26,498	27,852
5.00% due 08/01/35	772,537	794,305
5.00% due January TBA	3,000,000	3,078,282
5.50% due 03/01/18	24,938	26,554
6.00% due 06/01/36	29,806	31,659
6.00% due 06/01/37	141,544	150,147
6.00% due 08/01/37	197,370	209,366
6.00% due 09/01/37	375,668	398,501
6.50% due 01/01/36	10,016	10,755
6.50% due 06/01/36	225,359	241,979
6.50% due 07/01/36	65,653	70,454
6.50% due 09/01/36	243,346	261,140
6.50% due 11/01/36	84,006	90,149
6.50% due 07/01/37	68,560	73,498
6.50% due 08/01/37	420,427	451,708
6.50% due 09/01/37	148,474	159,169
6.50% due 10/01/37	814,403	873,066
6.50% due 01/01/38	600,313	643,555
7.00% due 06/01/33	30,636	34,128
7.00% due 04/01/35	37,526	41,415
Series 2005-W4, Class 1A3
7.00% due 08/25/35(9)	25,437	28,255
Series 2001-W3, Class A
7.00% due 09/25/41(9)	10,926	12,137
Series 2003-W3, Class 1A2
7.00% due 08/25/42(9)	24,000	26,659
Series 2004-W12, Class 1A3
7.00% due 07/25/44(9)	23,915	26,565
7.50% due 04/01/24	31,234	35,090
Series 2003-W6, Class PT1
10.21% due 09/25/42(5)(9)	17,835	20,733
Series 2005-74, Class DM 23.54% due 07/25/35(9)(10)	58,890	81,603

Federal National Mtg. Assoc., Grantor Trust
Series 2002-T1, Class IO
0.42% due 11/25/31(6)(9)	240,904	3,387
Series 2002-T4, Class IO
0.45% due 12/25/41(6)(9)	1,199,320	17,756
Series 2001-T12, Class IO
0.55% due 08/25/41(6)(9)	217,660	4,636
Series 1999-T2, Class A1
7.50% due 01/19/39(9)	46,336	51,939
Series 2001-T1, Class A1
7.50% due 10/25/40(9)	9,974	11,246
Series 2001-T3, Class A1
7.50% due 11/25/40(9)	3,750	4,228
Series 2001-T4, Class A1
7.50% due 07/25/41(9)	8,438	9,514
Series 2001-T12, Class A2
7.50% due 08/25/41(9)	14,433	16,273
Series 2002-T4, Class A3
7.50% due 12/25/41(9)	44,022	49,634
Series 2002-T12, Class A3
7.50% due 05/25/42(9)	15,834	17,853
Series 2004-T2, Class 1A4
7.50% due 11/25/43(9)	18,615	20,989
Series 2004-T3, Class PT1
8.90% due 01/25/44(5)(9)	34,862	40,178
Series 2002-T1, Class A4
9.50% due 11/25/31(9)	7,472	8,686
Series 2002-T4, Class A4
9.50% due 12/25/41(9)	5,586	6,494
Federal National Mtg. Assoc., REMIC
Series 2005-65, Class ER
0.00% due 08/25/35(9)(11)	21,971	19,287
Series 2001-50, Class BI
0.44% due 10/25/41(6)(9)	380,421	7,256
Series 2004-46, Class PJ
5.77% due 03/25/34(6)(9)(10)	233,697	27,470
Series 2005-58, Class IK
5.77% due 07/25/35(6)(9)(10)	122,379	22,363
Series 2007-89, Class SA
6.20% due 09/25/37(6)(9)(10)	65,940	7,820
Series 2007-30, Class LI
6.21% due 04/25/37(6)(9)(10)	139,291	18,086
Series 2006-17, Class SI
6.35% due 03/25/36(6)(9)(10)	84,911	11,906
Series 2006-96, Class ES
6.35% due 10/25/36(6)(9)(10)	62,711	9,467
Series 2005-122, Class SW
6.37% due 11/25/35(6)(9)(10)	76,666	9,183
Series 2006-8, Class JH
6.37% due 03/25/36(6)(9)(10)	59,536	6,693
Series 2006-8, Class PS
6.37% due 03/25/36(6)(9)(10)	164,775	17,695
Series 2009-12, Class CI
6.37% due 03/25/36(6)(9)(10)	292,808	34,101
Series 2006-111, Class SA
6.39% due 11/25/36(6)(9)(10)	70,672	9,840
Series 2005-17, Class SA
6.47% due 03/25/35(6)(9)(10)	99,178	15,356
Series 2005-17, Class SE
6.47% due 03/25/35(6)(9)(10)	109,101	13,196
Series 2005-57, Class DI
6.47% due 03/25/35(6)(9)(10)	218,549	23,948
Series 2005-23, Class SG
6.47% due 04/25/35(6)(9)(10)	108,985	15,069
Series 2005-84, Class SG
6.47% due 10/25/35(6)(9)(10)	144,078	19,922
Series 2005-95, Class CI
6.47% due 11/25/35(6)(9)(10)	92,156	12,253
Series 2006-31, Class SX
6.47% due 05/25/36(6)(9)(10)	62,421	7,803
Series 2006-33, Class JS
6.47% due 05/25/36(6)(9)(10)	49,315	6,978
Series 2006-36, Class SP
6.47% due 05/25/36(6)(9)(10)	60,506	7,736
Series 2005-45, Class EW
6.49% due 06/25/35(6)(9)(10)	73,468	9,556
Series 2005-45, Class SR
6.49% due 06/25/35(6)(9)(10)	192,021	23,312
Series 2005-82, Class SY
6.50% due 09/25/35(6)(9)(10)	145,967	17,781
Series 2005-17, Class ES
6.52% due 03/25/35(6)(9)(10)	72,612	8,476
Series 2006-79, Class SI
6.52% due 05/25/36(6)(9)(10)	116,450	13,217
Series 2008-34, Class SM
6.52% due 05/25/38(6)(9)(10)	76,463	8,609
Series 2007-30, Class WI
6.53% due 04/25/37(6)(9)(10)	66,864	7,974
Series 2008-41, Class S
6.57% due 11/25/36(6)(9)(10)	99,359	10,869
Series 2005-65, Class KI

6.77% due 08/25/35(6)(9)(10)	193,577	26,919
Series 2004-60, Class SW
6.82% due 04/25/34(6)(9)(10)	167,456	20,340
Series 2004-24, Class CS
6.92% due 01/25/34(6)(9)(10)	92,024	17,335
Series 2004-89, Class EI
6.92% due 08/25/34(6)(9)(10)	229,610	28,832
Series 2005-52, Class DC
6.97% due 06/25/35(6)(9)(10)	58,444	8,862
Series 2006-24, Class QS
6.97% due 04/25/36(6)(9)(10)	188,468	22,838
Series 2006-43, Class SU
6.97% due 06/25/36(6)(9)(10)	55,334	7,596
Series 2002-14, Class A1
7.00% due 01/25/42(9)	30,838	34,254
Series 2002-26, Class A1
7.00% due 01/25/48(9)	28,060	31,169
Series 2008-7, Class SA
7.32% due 02/25/38(6)(9)(10)	81,962	12,061
Series 2002-33, Class A2
7.50% due 06/25/32(9)	30,293	34,156
Series 2002-14, Class A2
7.50% due 01/25/42(9)	33,340	37,591
Series 2003-44, Class S1
7.77% due 06/25/33(6)(9)(10)	75,136	9,990
Series 2005-45, Class DC
23.46% due 06/25/35(9)(10)	57,575	80,348
Series 2005-99, Class SA
23.72% due 11/25/35(9)(10)	57,642	76,112
Series 2006-8, Class HP
23.72% due 03/25/36(9)(10)	64,952	86,874
Federal National Mtg. Assoc., STRIPS
Series 385, Class 3
5.00% due 01/25/38(6)(9)	156,115	29,526
		12,055,415
Government National Mtg. Assoc. — 1.0%
Government National Mtg. Assoc.
Series 2007-35, Class UF
0.00% due 06/16/37(9)(11)	3,422	3,380
4.50% due January TBA	2,000,000	2,001,250
Series 2004-41, Class SG
5.77% due 03/20/34(6)(9)(10)	78,984	4,130
Series 2009-106, Class SD
6.02% due 03/20/36(6)(9)(10)	210,575	19,553
Series 2007-17, Class IC
6.02% due 04/16/37(6)(9)(10)	59,783	8,688
Series 2006-16, Class SX
6.06% due 03/20/36(6)(9)(10)	63,528	6,407
Series 2005-65, Class SI
6.12% due 08/20/35(6)(9)(10)	43,752	4,459
Series 2005-71, Class SA
6.13% due 09/16/35(6)(9)(10)	67,001	8,900
Series 2009-35, Class SP
6.17% due 05/16/37(6)(9)(10)	172,348	19,519
Series 2006-26, Class S
6.27% due 06/20/36(6)(9)(10)	193,926	20,209
Series 2008-2, Class SM
6.27% due 01/16/38(6)(9)(10)	93,347	10,999
Series 2007-68, Class PI
6.42% due 11/20/37(6)(9)(10)	67,748	6,526
Series 2007-58, Class PS
6.47% due 10/20/37(6)(9)(10)	422,210	42,731
6.50% due 08/20/37	167,131	178,261
6.50% due 09/20/37	41,842	44,629
Series 2007-53, Class SY
6.50% due 09/20/37(6)(9)(10)	79,983	8,010
Series 2004-5, Class PS
6.72% due 02/20/33(6)(9)(10)	100,000	14,288
Series 2007-47, Class SA
6.87% due 08/16/36(6)(9)(10)	107,598	11,883
Series 2004-26, Class IS
6.97% due 04/16/34(6)(9)(10)	40,821	2,769
		2,416,591
Total U.S. Government Agencies (cost $14,754,376)		15,696,215

EXCHANGE TRADED FUNDS — 2.3%
Finance-Other Services — 0.1%
SPDR KBW Bank Index Fund	9,400	198,998
Index Fund — 0.1%
iPath MSCI India Index ETN†	2,162	138,498
iShares MSCI EAFE Index Fund	3,167	175,135
		313,633
Index Fund-Large Cap — 1.8%
SPDR Trust, Series 1	37,921	4,225,916
Index Fund-Small Cap — 0.0%
iShares Russell 2000 Growth Index Fund	819	55,749
Mid-Cap Equity Funds — 0.2%
Midcap SPDR Trust, Series 1	3,500	461,160
Sector Fund - Real Estate — 0.1%
iShares Dow Jones U.S. Real Estate Index Fund	2,500	114,800
Total Exchange Traded Funds (cost $5,159,748)		5,370,256
EQUITY CERTIFICATES — 0.3%
Banks-Commercial — 0.1%
UBS AG - Bank of Baroda(3)(7)	4,687	51,538
UBS AG - Apollo Tyres, Ltd(3)(7)	98,596	103,363
UBS AG - HCL Technologies, Ltd(3)(7)	16,527	131,290
		286,191
Mining — 0.0%
UBS AG-Sterlite Industries India, Ltd.(3)(7)	3,081	57,180
Building Products-Cement — 0.0%
UBS AG-Gansu Qilianshan Cement(3)(7)	22,715	57,575
Steel Pipe & Tube — 0.1%
UBS AG-Welspun Gujarat Stahl Rohren, Ltd.(3)(7)	16,673	96,332
Equity Fund - Emerging Market — 0.1%
Citigroup Global Markets Holdings Inc.-MSCI Daily Total Return*(3)	663	314,358
Total Equity Certificates (cost $729,093)		811,636
WARRANTS — 0.0%
Finance-Investment Banker/Broker — 0.0%
Vertis Holding, Inc.
Expires 10/15/18
(strike price $0.01)†(2)(3)
(cost $0)	88	0
Total Long-Term Investment Securities (cost $186,387,698)		198,663,322

SHORT-TERM INVESTMENT SECURITIES — 16.7%
Commercial Paper — 13.5%
Atlantic Asset Securitization Corp. 0.18% due 01/15/10	4,000,000	3,999,720
Atlantic Asset Securitization Corp. 0.19% due 01/11/10	4,000,000	3,999,800
Barton Capital Corp. 0.16% due 01/05/10	1,300,000	1,299,977
Barton Capital Corp. 0.16% due 01/07/10	1,000,000	999,973
Barton Capital Corp. 0.16% due 01/22/10	1,400,000	1,399,869
Bryant Park Funding LLC 0.17% due 01/20/10	3,000,000	2,999,731
Bryant Park Funding LLC 0.17% due 01/29/10	1,500,000	1,499,802
Gotham Funding Corp. 0.20% due 01/19/10	1,778,000	1,777,822
Govco LLC 0.19% due 01/26/10	4,000,000	3,999,472
Lma Americas LLC 0.18% due 01/15/10	2,000,000	1,999,860

Park Avenue Receivables Corp. 0.05% due 01/04/10	1,111,000	1,110,996
Victory Receivables Corp. 0.20% due 01/22/10	1,250,000	1,249,854
Windmill Funding Corp. 0.18% due 01/21/10	4,000,000	3,999,600
Yorktown Capital LLC 0.15% due 01/11/10	1,600,000	1,599,934
		31,936,410
U.S. Government Treasuries — 3.2%
United States Treasury Bills
0.20% due 08/26/10(25)	1,741,000	1,737,695
0.33% due 11/18/10(25)	2,330,000	2,323,155
0.39% due 02/11/10(25)	63,000	62,973
0.40% due 02/11/10(25)	6,000	5,998
0.41% due 02/11/10(25)	219,000	218,897
0.45% due 04/01/10(25)	1,565,000	1,564,773
0.47% due 04/01/10(25)	1,600,000	1,599,768
		7,513,259
Total Short-Term Investment Securities (cost $39,447,535)		39,449,669
REPURCHASE AGREEMENT — 3.1%
Agreement with Banc of America Securities, bearing interest at 0.01% dated 12/31/09 to be repurchased 01/04/10 in the amount of $7,316,008 and collateralized by $7,705,000 of United States Treasury Bills due 11/30/16 and having an approximate value of $7,467,563 (cost $7,316,000)	7,316,000	7,316,000
TOTAL INVESTMENTS (cost $233,151,233)(19)	103.6%	245,428,991
Liabilities in excess of other assets	(3.6)	(8,577,113)
NET ASSETS	100.0%	$236,851,878

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $5,372,869 representing 2.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $56,141,238 representing 23.7% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $5,193,403 representing 2.2% of net assets.
(4)	Commercial Mortgage Backed Security
(5)	Variable Rate Security - the rate reflected is as of December 31, 2009, maturity date reflects the stated maturity date.
(6)	Interest Only
(7)	Fair valued security. Securities are classified as Level 2 disclosures based on the securities valuation inputs; see Note 1.
(8)	Security is a tracking stock issued by Liberty Media Corp. to track the performance of the Interactive Group.
(9)	Collateralized Mortgage Obligation
(10)	Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2009.
(11)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2009.
(12)	Income may be received in cash or additional shares/bonds at the discretion of the issuer.
(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	Bond in default
(15)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(16)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(17)	Variable Rate Security - the rate reflected is as of December 31, 2009, maturity date reflects next reset date.
(18)	Denominated in United States dollars unless otherwise indicated.
(19)	See Note 4 for cost of investments on a tax basis.
(20)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(21)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(22)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2009, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

		Shares/			Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

Seagate Technology (Escrow Shares)	11/22/2000	970	$0	$0	$0	0.00%

Marriott Vacation Club Owner Trust,
Series 2002-1A, Class A1
0.93% due 12/20/24	11/13/2002	6,459	6,459	6,112	94.63	0.00

				$6,112		0.00%

(23)	Consists of more than one type of securities traded together as a unit.
(24)	Company has filed for Chapter 11 bankruptcy protection.
(25)	The Securities or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
ADR	— American Depository Receipt
CDI	— Chess Depository Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
GDR	— Global Depository Receipt
PPS	— Price Protected Shares
REMIC	— Real Estate Mortgage Investment Conduit
SDR	— Swedish Depository Receipt

STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
				Market	Market	Unrealized
Number of				Value at Trade	Value as of	Appreciation
Contracts	Type	Description	Expiration Month	Date	December 31, 2009	(Depreciation)
8	Long	90 Day Euro Dollar	March-10	$ 1,929,035	$ 1,992,900	$ 63,865
10	Long	90 Day Euro Dollar	June-10	2,404,788	2,483,000	78,212
10	Long	90 Day Euro Dollar	September-10	2,398,037	2,472,500	74,463
6	Long	Amsterdam Exchanges Index	January-10	556,167	577,771	21,604
23	Short	CAC40 10 Euro Index	January-10	1,266,078	1,300,983	(34,905)
16	Long	Canada 10YR Bond	March-10	1,822,268	1,793,607	(28,661)
4	Long	DAX Index	March-10	829,000	855,248	26,248
206	Short	Dow Jones Euro STOXX 50	March-10	8,503,074	8,786,140	(283,066)
3	Long	Euro-BOBL	March-10	501,454	497,951	(3,503)
10	Long	Euro-Bund	March-10	1,765,963	1,739,198	(26,765)
18	Short	Euro-Bund	March-10	3,178,022	3,130,556	47,466
102	Short	FTSE 100 Index	March-10	8,608,735	8,842,390	(233,655)
8	Long	FTSE/MIB Index	March-10	1,300,295	1,336,537	36,242
5	Long	IBEX 35 Index	January-10	831,892	855,607	23,715
1	Long	Japan 10YR Bond	March-10	1,501,658	1,504,248	2,590
29	Long	Long Gilt	March-10	5,419,951	5,366,572	(53,379)
13	Long	MSCI E-Mini EAFE Index	March-10	1,017,406	1,019,720	2,314
13	Short	MSCI Singapore Index	January-10	636,754	648,122	(11,368)
40	Short	NASDAQ 100 E-Mini Index	March-10	1,432,400	1,487,000	(54,600)
97	Short	OMXS 30 Index	January-10	1,286,150	1,291,381	(5,231)
76	Short	Russell 2000 Mini Index	March-10	4,517,668	4,741,640	(223,972)
91	Long	Russell 2000 Mini Index	March-10	5,409,677	5,677,490	267,813
822	Long	S&P 500 E-Mini Index	March-10	44,836,279	45,649,770	813,491
86	Short	S&P 500 E-Mini Index	March-10	4,690,698	4,776,010	(85,312)
115	Long	S&P MidCap 400 E-Mini Index	March-10	7,976,630	8,336,350	359,720
16	Long	S&P/TSX 60 Index	March-10	2,054,254	2,102,892	48,638
29	Short	SPI 200	March-10	3,036,173	3,169,575	(133,402)
61	Short	TOPIX Index	March-10	5,871,105	5,941,024	(69,919)
100	Short	U.S. Treasury 2YR Notes	March-10	21,727,131	21,626,562	100,569
78	Short	U.S. Treasury 5YR Notes	March-10	9,064,849	8,921,859	142,990
24	Short	U.S. Treasury 10YR Notes	March-10	2,865,684	2,770,875	94,809
80	Long	U.S. Treasury 10YR Notes	March-10	9,461,925	9,236,250	(225,675)
11	Long	U.S. Treasury Long Bonds	March-10	1,322,960	1,269,125	(53,835)
25	Short	U.S. Treasury Long Bonds	March-10	3,005,095	2,884,375	120,720
						$ 798,221

Total Return Swap Contracts(3)(7)

Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received (Paid) by Portfolio	Gross Unrealized Appreciation
J.P. Morgan Securities, Inc.	3,781	7/29/2010	(3 Month USD LIBOR-BBA)	S&P 500 Information Technology
				Total Return Index	$394,220
J.P. Morgan Securities, Inc.	5,449	10/20/2010	(3 Month USD LIBOR-BBA plus 5 bps)	iShares MSCI Emerging Market Index	21,091
UBS Securities LLC	55	6/28/2010	(3 Month USD LIBOR-BBA minus 115 bps)	MSCI Daily Total Return Net Emerging
				Market India US Dollar Index	4,829
					420,140

Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received (Paid) by Portfolio	Gross Unrealized (Depreciation)
Credit Suisse	954	7/15/2010	(3 Month USD LIBOR-BBA plus 100 bps)	Credit Suisse Middle East Custom
				Basket Putnam	$(82,367)
Goldman Sachs International	1,595	11/24/2010	(3 Month USD LIBOR-BBA plus 85 bps)	Goldman Sachs Putnam Middle East
				Custom Basket	(125,579)
J.P. Morgan Securities, Inc.	3,965	7/29/2010	3 Month USD LIBOR-BBA minus 35 bps	(S&P 500 Energy Total Return Index)	(68,908)
					(276,854)
Net Unrealized Appreciation (Depreciation)					$143,286

BBA-British Bankers Association

LIBOR-London Interbank Offered Rate

Open Forward Foreign Currency Contracts
Contract		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation
* AUD	1,046,400	USD	964,388	1/20/2010	$25,879
* CHF	163,600	USD	163,312	1/20/2010	5,145
* DKK	240,800	USD	48,775	1/20/2010	2,394
* EUR	8,688,900	USD	13,124,111	1/20/2010	668,307
* GBP	3,577,700	USD	5,947,948	1/20/2010	169,728
* HKD	8,462,100	USD	1,092,136	1/20/2010	613
* JPY	352,571,100	USD	4,049,723	1/20/2010	263,836
* NOK	6,322,900	USD	1,127,952	1/20/2010	36,583
* SEK	12,414,500	USD	1,804,848	1/20/2010	69,544
* SGD	2,733,900	USD	1,979,017	1/20/2010	33,308
* USD	7,926	AUD	9,000	1/20/2010	146
* USD	1,297,924	CAD	1,363,100	1/20/2010	5,437
* USD	41,783	CHF	43,700	1/20/2010	466
* USD	24,730	GBP	15,400	1/20/2010	142
* USD	22,835	SGD	32,100	1/20/2010	11
					1,281,539

Contract		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	(Depreciation)
* AUD	26,200	USD	23,020	1/20/2010	$(478)
* CAD	2,522,900	USD	2,403,303	1/20/2010	(9,029)
* CHF	47,000	USD	45,159	1/20/2010	(280)
* EUR	75,200	USD	107,434	1/20/2010	(368)
* USD	401,271	AUD	435,400	1/20/2010	(10,764)
* USD	439,810	CHF	440,500	1/20/2010	(13,940)
* USD	65,443	DKK	324,000	1/20/2010	(3,037)
* USD	7,683,306	EUR	5,087,000	1/20/2010	(390,936)
* USD	3,290,123	GBP	1,979,200	1/20/2010	(93,585)
* USD	514,126	HKD	3,983,600	1/20/2010	(283)
* USD	1,263,347	JPY	109,937,700	1/20/2010	(82,842)
* USD	577,555	NOK	3,233,800	1/20/2010	(19,383)
* USD	1,282,162	SEK	8,808,600	1/20/2010	(50,892)
* USD	682,717	SGD	942,900	1/20/2010	(11,657)
					(687,474)
Net Unrealized Appreciation/(Depreciation)					$594,065

*                 Represents offsetting or partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

DKK  —  Danish Krone

EUR  —  Euro Dollar

GBP  —  Pound Sterling

HKD  —  Hong Kong Dollar

JPY   —  Japanese Yen

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

USD  —  United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$95,893,372	$55,849,871	+	$1,088	$151,744,331
Preferred Stocks	486,397	316,517	+	—	802,914
Asset Backed Securities	—	6,977,349		1	6,977,350
Convertible Bonds & Notes	—	37,737		—	37,737
U.S. Corporate Bonds & Notes	—	15,073,509		38,410	15,111,919
Foreign Corporate Bonds & Notes	—	1,978,679		—	1,978,679
Foreign Convertible Bonds & Notes	—	24,844		—	24,844
Loans	—	12,411		—	12,411
Municipal Bonds & Notes	—	95,030		—	95,030
U.S. Government Agencies	—	15,696,215		—	15,696,215
Exchange Traded Funds	5,370,256	—		—	5,370,256
Equity Certificates	314,358	497,278		—	811,636
Warrants	—	—		0	0
Short-Term Investment Securities:
Commercial Paper	—	31,936,409		—	31,936,409
U.S. Treasuries	7,225,391	287,868		—	7,513,259
Repurchase Agreements	—	7,316,000		—	7,316,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	2,325,469	—		—	2,325,469
Open Futures Contracts - Depreciation	(1,527,248)	—		—	(1,527,248)
Total Return Swaps - Appreciation	—	420,140		—	420,140
Total Return Swaps - Depreciation	—	(276,854)		—	(276,854)
Open Forward Foreign Currency Contracts - Appreciation	—	1,281,539		—	1,281,539
Open Forward Foreign Currency Contracts - Depreciation	—	(687,474)		—	(687,474)

Total	$110,087,995	$136,837,068		$39,499	$246,964,562

@

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Asset Backed Securities	U.S. Corporate Bonds & Notes	Loans	Warrants
Balance as of 3/31/2009	$20,066	$2,945	$32,154	$6,313	$0
Accrued discounts/premiums	—	—	—	—	—
Realized gain(loss)	—	(13,109)	36	(135)	—
Change in unrealized appreciation(depreciation)	(19,010)	12,787	7,166	6,391	—
Net purchases(sales)	32	(2,622)	(946)	(158)	—
Transfers in and/or out of Level 3	—	—	—	(12,411)	—
Balance as of 12/31/2009	$1,088	$1	$38,410	$—	$0

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

STOCK PORTFOLIO

Portfolio of Investments — December 31, 2009

(unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK — 98.0%
Agricultural Chemicals — 0.6%
Monsanto Co.	13,100	$1,070,925
Applications Software — 2.5%
Microsoft Corp.	121,850	3,715,206
Salesforce.com, Inc.†	14,600	1,077,042
		4,792,248
Athletic Footwear — 0.7%
NIKE, Inc., Class B	21,000	1,387,470
Auto-Heavy Duty Trucks — 0.6%
PACCAR, Inc.	30,200	1,095,354
Banks-Fiduciary — 0.8%
Northern Trust Corp.	17,900	937,960
State Street Corp.	11,700	509,418
		1,447,378
Banks-Super Regional — 2.2%
PNC Financial Services Group, Inc.	17,300	913,267
US Bancorp	82,600	1,859,326
Wells Fargo & Co.	53,400	1,441,266
		4,213,859
Beverages-Non-alcoholic — 1.1%
PepsiCo, Inc.	35,100	2,134,080
Casino Hotels — 0.2%
MGM Mirage†	16,100	146,832
Wynn Macau, Ltd.†(1)	193,600	236,200
		383,032
Cellular Telecom — 0.3%
Leap Wireless International, Inc.†	16,700	293,085
MetroPCS Communications, Inc.†	44,100	336,483
		629,568
Commercial Services-Finance — 6.1%
Automatic Data Processing, Inc.	28,900	1,237,498
Cielo SA(1)	54,700	476,744
Mastercard, Inc., Class A	9,600	2,457,408
The Western Union Co.	89,500	1,687,075
Visa, Inc., Class A	65,900	5,763,614
		11,622,339
Computer Aided Design — 0.5%
Autodesk, Inc.†	37,100	942,711
Computer Services — 1.0%
Accenture PLC, Class A	47,700	1,979,550
Computers — 7.5%
Apple, Inc.†	58,200	12,272,052
Hewlett-Packard Co.	12,600	649,026
International Business Machines Corp.	10,800	1,413,720
		14,334,798
Cosmetics & Toiletries — 0.8%
The Procter & Gamble Co.	26,392	1,600,147
Cruise Lines — 0.2%
Carnival Corp.†(2)	13,100	415,139
Distribution/Wholesale — 0.3%
Fastenal Co.	15,000	624,600
Diversified Banking Institutions — 4.1%
Bank of America Corp.	29,900	450,294
JPMorgan Chase & Co.	89,200	3,716,964
Morgan Stanley	56,500	1,672,400
The Goldman Sachs Group, Inc.	11,900	2,009,196
		7,848,854
Diversified Manufacturing Operations — 3.8%
3M Co.	17,200	1,421,924
Danaher Corp.	76,400	5,745,280
		7,167,204
Diversified Minerals — 0.9%
BHP Billiton, Ltd.(1)	43,100	1,650,462
E-Commerce/Products — 3.3%
Amazon.com, Inc.†	46,500	6,255,180
E-Commerce/Services — 1.2%
Expedia, Inc.†	50,659	1,302,443
priceline.com, Inc.†	4,100	895,850
		2,198,293
Electronic Components-Misc. — 0.3%
Toshiba Corp.†(1)	120,000	661,796
Electronic Components-Semiconductors — 1.3%
Broadcom Corp., Class A†	31,900	1,003,255
Intel Corp.	45,000	918,000
Samsung Electronics Co., Ltd.(1)	765	522,482
		2,443,737
Engineering/R&D Services — 0.4%
McDermott International, Inc.†	31,100	746,711
Finance-Credit Card — 0.9%
American Express Co.	42,400	1,718,048
Finance-Investment Banker/Broker — 1.4%
TD Ameritrade Holding Corp.†	55,700	1,079,466
The Charles Schwab Corp.	89,700	1,688,154
		2,767,620
Finance-Other Services — 1.3%
CME Group, Inc.	3,000	1,007,850
IntercontinentalExchange, Inc.†	12,700	1,426,210
		2,434,060
Food-Misc. — 0.4%
Nestle SA(1)	15,895	772,224
Gold Mining — 0.3%
Agnico-Eagle Mines, Ltd.	9,100	491,400
Hotel/Motels — 0.8%
Marriott International, Inc., Class A	57,842	1,576,194
Industrial Audio & Video Products — 0.8%
Dolby Laboratories, Inc., Class A†	32,500	1,551,225
Industrial Automated/Robotic — 0.3%
Rockwell Automation, Inc.	13,400	629,532
Industrial Gases — 1.2%
Praxair, Inc.	29,500	2,369,145
Insurance-Life/Health — 0.5%
Sun Life Financial, Inc.	36,100	1,044,151
Internet Application Software — 1.4%
Tencent Holdings, Ltd.(1)	120,800	2,606,622
Internet Content-Information/News — 0.7%
Baidu, Inc. ADR†	3,200	1,315,936

1

Internet Security — 0.7%
McAfee, Inc.†	34,700	1,407,779
Investment Management/Advisor Services — 2.2%
BlackRock, Inc.	2,900	673,380
Franklin Resources, Inc.	15,500	1,632,925
Invesco, Ltd.	81,900	1,923,831
		4,230,136
Machinery-Farming — 0.4%
Deere & Co.	13,900	751,851
Medical Instruments — 1.0%
Intuitive Surgical, Inc.†	6,300	1,910,916
Medical Products — 0.7%
Covidien PLC	2,425	116,133
Stryker Corp.	22,600	1,138,362
		1,254,495
Medical-Biomedical/Gene — 2.7%
Celgene Corp.†	17,300	963,264
Gilead Sciences, Inc.†	75,100	3,250,328
Illumina, Inc.†	7,500	229,875
Vertex Pharmaceuticals, Inc.†	16,700	715,595
		5,159,062
Medical-Drugs — 1.3%
Allergan, Inc.	39,700	2,501,497
Medical-Generic Drugs — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	22,600	1,269,668
Medical-HMO — 0.3%
WellPoint, Inc.†	9,300	542,097
Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	26,900	1,681,250
Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	18,500	2,041,475
Multimedia — 1.6%
The McGraw-Hill Cos., Inc.	46,100	1,544,811
The Walt Disney Co.	49,100	1,583,475
		3,128,286
Networking Products — 2.3%
Cisco Systems, Inc.†	102,200	2,446,668
Juniper Networks, Inc.†	70,500	1,880,235
		4,326,903
Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	29,900	846,469
Oil Companies-Exploration & Production — 0.8%
EOG Resources, Inc.	15,900	1,547,070
Oil Companies-Integrated — 1.7%
Exxon Mobil Corp.	9,434	643,304
Murphy Oil Corp.	16,300	883,460
Suncor Energy, Inc.	50,700	1,790,217
		3,316,981
Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	31,100	1,299,980
Oil-Field Services — 1.7%
Schlumberger, Ltd.	47,700	3,104,793
Smith International, Inc.	7,600	206,492
		3,311,285
Pharmacy Services — 5.5%
Express Scripts, Inc.†	44,200	3,821,090
Medco Health Solutions, Inc.†	105,700	6,755,287
		10,576,377
Retail-Auto Parts — 1.6%
AutoZone, Inc.†	15,200	2,402,664
O’Reilly Automotive, Inc.†	17,800	678,536
		3,081,200
Retail-Automobile — 0.5%
CarMax, Inc.†	41,600	1,008,800
Retail-Building Products — 0.9%
Lowe’s Cos., Inc.	75,800	1,772,962
Retail-Discount — 0.8%
Costco Wholesale Corp.	25,400	1,502,918
Retail-Regional Department Stores — 0.6%
Kohl’s Corp.†	19,700	1,062,421
Retail-Restaurants — 1.6%
Starbucks Corp.†	89,400	2,061,564
Yum! Brands, Inc.	28,800	1,007,136
		3,068,700
Semiconductor Components-Integrated Circuits — 1.2%
Marvell Technology Group, Ltd.†	107,500	2,230,625
Transport-Rail — 0.2%
Union Pacific Corp.	5,400	345,060
Transport-Services — 1.3%
Expeditors International of Washington, Inc.	35,600	1,236,388
FedEx Corp.	14,200	1,184,990
		2,421,378
Web Portals/ISP — 5.9%
Google, Inc., Class A†	18,100	11,221,638
Wireless Equipment — 6.0%
American Tower Corp., Class A†	178,200	7,700,022
QUALCOMM, Inc.	82,900	3,834,954
		11,534,976
Total Common Stock (cost $153,375,569)		187,275,847
PREFERRED STOCK — 1.7%
Diversified Banking Institutions — 0.4%
Bank of America Corp.
10.00%	52,400	781,808
Oil Companies-Integrated — 1.3%
Petroleo Brasileiro SA ADR	60,500	2,564,595
Total Preferred Stock (cost $3,052,790)		3,346,403
Total Long-Term Investment Securities (cost $156,428,359)		190,622,250

2

SHORT-TERM INVESTMENT SECURITY — 0.4%
Registered Investment Company — 0.4%
T.Rowe Price Reserve Investment Fund
(cost $784,788)	784,788	784,788
TOTAL INVESTMENTS (cost $157,213,147)(3)	100.1%	191,407,038
Liabilities in excess of other assets	(0.1)	(251,304)
NET ASSETS	100.0%	$191,155,734

†	Non-income producing security
(1)

Security was valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $6,926,530 representing 3.6% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Consists of more than one type of securities traded together as a unit.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Commercial Services-Finance	$11,145,595	$476,744	+	$—	$11,622,339
Computers	14,334,798	—		—	14,334,798
Pharmacy Services	10,576,377	—		—	10,576,377
Web Portals/ISP	11,221,638	—		—	11,221,638
Wireless Equipment	11,534,976	—		—	11,534,976
Other Industries*	121,535,933	6,449,786	+	—	127,985,719
Preferred Stock	3,346,403	—		—	3,346,403
Short-Term Investment Security: Registered Investment Company		784,788		—	784,788
Total	$183,695,720	$7,711,318		$—	$191,407,038

+

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST

LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2009

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 97.6%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	3,325	$130,174
Aerospace/Defense — 0.3%
General Dynamics Corp.	3,599	245,344
Rockwell Collins, Inc.	2,666	147,590
The Boeing Co.	4,809	260,311
		653,245
Aerospace/Defense-Equipment — 0.8%
Goodrich Corp.	2,111	135,632
United Technologies Corp.	29,104	2,020,108
		2,155,740
Agricultural Chemicals — 1.1%
CF Industries Holdings, Inc.	824	74,803
Monsanto Co.	33,256	2,718,678
Syngenta AG(4)	207	58,005
		2,851,486
Apparel Manufacturers — 0.1%
Coach, Inc.	5,410	197,627
Polo Ralph Lauren Corp.	975	78,956
VF Corp.	662	48,485
		325,068
Applications Software — 3.1%
Citrix Systems, Inc.†	3,104	129,158
Compuware Corp.†	1,825	13,195
Intuit, Inc.†	5,365	164,759
Microsoft Corp.	241,967	7,377,574
Red Hat, Inc.†	3,187	98,478
Salesforce.com, Inc.†	1,865	137,581
		7,920,745
Athletic Footwear — 0.6%
NIKE, Inc., Class B	23,934	1,581,319
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,177	41,525
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	17,393	173,930
Banks-Commercial — 0.5%
Standard Chartered PLC(4)	55,196	1,382,251
Banks-Fiduciary — 0.6%
Northern Trust Corp.	27,835	1,458,554
Beverages-Non-alcoholic — 3.2%
Coca-Cola Enterprises, Inc.	2,693	57,092
Dr Pepper Snapple Group, Inc.	2,197	62,175
Pepsi Bottling Group, Inc.	2,446	91,725
PepsiCo, Inc.	73,774	4,485,459
The Coca-Cola Co.	61,692	3,516,444
		8,212,895
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	992	53,141
Brewery — 1.4%
Anheuser-Busch InBev NV(4)	72,722	3,757,117
Broadcast Services/Program — 0.0%
Scripps Networks Interactive Inc., Class A	789	32,744
Cable/Satellite TV — 0.2%
DIRECTV†	16,232	541,337
Casino Hotels — 0.0%
Wynn Resorts, Ltd.	1,170	68,129
Casino Services — 0.0%
International Game Technology	2,821	52,950
Cellular Telecom — 0.2%
America Movil SAB de CV, Series L ADR	11,240	528,055
Chemicals-Diversified — 0.5%
E.I. du Pont de Nemours & Co.	8,278	278,720
FMC Corp.	1,226	68,362
Israel Chemicals, Ltd.(4)	66,120	863,300
PPG Industries, Inc.	1,870	109,470
		1,319,852
Chemicals-Specialty — 0.1%
Ecolab, Inc.	4,030	179,657
International Flavors & Fragrances, Inc.	1,341	55,169
Sigma-Aldrich Corp.	2,064	104,294
		339,120
Coal — 0.2%
CONSOL Energy, Inc.	3,069	152,836
Massey Energy Co.	1,452	60,999
Peabody Energy Corp.	4,545	205,479
		419,314
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	661	40,751
Commercial Services — 0.5%
Iron Mountain, Inc.†	55,323	1,259,151
Commercial Services-Finance — 1.9%
Automatic Data Processing, Inc.	3,771	161,474
Equifax, Inc.	1,077	33,269
Global Payments, Inc.	17,760	956,554
H&R Block, Inc.	1,938	43,838
Mastercard, Inc., Class A	1,629	416,991
Moody’s Corp.	1,633	43,764
Paychex, Inc.	3,049	93,421
The Western Union Co.	67,104	1,264,910
Total System Services, Inc.	1,618	27,943
Visa, Inc., Class A	22,839	1,997,499
		5,039,663
Computer Aided Design — 0.0%
Autodesk, Inc.†	3,896	98,997
Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	1,063	63,450
Cognizant Technology Solutions Corp., Class A†	19,510	883,803
Computer Sciences Corp.†	1,551	89,229
		1,036,482
Computers — 11.7%
Apple, Inc.†	93,764	19,771,077
Hewlett-Packard Co.	27,753	1,429,557
International Business Machines Corp.	22,283	2,916,845
Research In Motion, Ltd.†	91,162	6,157,081
Sun Microsystems, Inc.†	12,776	119,711
		30,394,271

1

Computers-Integrated Systems — 0.0%
Teradata Corp.†	2,903	91,241
Computers-Memory Devices — 0.4%
EMC Corp.†	34,596	604,392
NetApp, Inc.†	5,750	197,743
SanDisk Corp.†	2,169	62,879
Western Digital Corp.†	3,823	168,785
		1,033,799
Consumer Products-Misc. — 0.1%
Clorox Co.	1,111	67,771
Kimberly-Clark Corp.	4,019	256,050
		323,821
Containers-Metal/Glass — 0.0%
Ball Corp.	1,015	52,475
Owens-Illinois, Inc.†	1,486	48,845
		101,320
Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,143	27,592
Cosmetics & Toiletries — 2.7%
Avon Products, Inc.	41,614	1,310,841
Colgate-Palmolive Co.	19,897	1,634,539
The Estee Lauder Cos., Inc., Class A	2,002	96,817
The Procter & Gamble Co.	65,199	3,953,015
		6,995,212
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	892	75,258
Fiserv, Inc.†	1,564	75,823
		151,081
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,670	58,734
Patterson Cos., Inc.†	932	26,077
		84,811
Dialysis Centers — 0.0%
DaVita, Inc.†	1,738	102,090
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	10,780	839,762
Distribution/Wholesale — 0.1%
Fastenal Co.	2,245	93,482
WW Grainger, Inc.	1,073	103,898
		197,380
Diversified Banking Institutions — 3.1%
Bank of America Corp.	131,322	1,977,710
JPMorgan Chase & Co.	74,160	3,090,247
Morgan Stanley	26,210	775,816
The Goldman Sachs Group, Inc.	12,500	2,110,500
		7,954,273
Diversified Manufacturing Operations — 0.8%
3M Co.	6,485	536,115
Danaher Corp.	9,581	720,491
Dover Corp.	1,674	69,655
Honeywell International, Inc.	12,943	507,365
Illinois Tool Works, Inc.	4,317	207,173
ITT Corp.	3,097	154,045
		2,194,844
Diversified Minerals — 0.5%
Vale SA ADR	42,035	1,220,276
Diversified Operations — 0.0%
Leucadia National Corp.†	1,224	29,119
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	5,656	760,845
E-Commerce/Services — 0.3%
eBay, Inc.†	19,080	449,143
Expedia, Inc.†	3,577	91,965
priceline.com, Inc.†	745	162,782
		703,890
Electric Products-Misc. — 0.1%
Emerson Electric Co.	5,229	222,755
Electric-Generation — 0.0%
The AES Corp.†	6,906	91,919
Electric-Integrated — 0.1%
Exelon Corp.	4,242	207,307
Electronic Components-Semiconductors — 1.5%
Advanced Micro Devices, Inc.†	4,870	47,142
Altera Corp.	5,009	113,354
Broadcom Corp., Class A†	67,846	2,133,757
Intel Corp.	41,214	840,766
LSI Corp.†	5,326	32,009
Microchip Technology, Inc.	1,743	50,652
Micron Technology, Inc.†	6,779	71,586
National Semiconductor Corp.	1,799	27,633
NVIDIA Corp.†	9,417	175,909
QLogic Corp.†	1,942	36,645
Texas Instruments, Inc.	13,604	354,520
Xilinx, Inc.	4,689	117,506
		4,001,479
Electronic Connectors — 0.7%
Amphenol Corp., Class A	39,260	1,813,027
Electronic Forms — 0.1%
Adobe Systems, Inc.†	8,884	326,754
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	2,927	90,942
FLIR Systems, Inc.†	2,572	84,156
		175,098
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	824	111,570
Engineering/R&D Services — 0.2%
ABB, Ltd. ADR†	20,170	385,247
Engines-Internal Combustion — 0.0%
Cummins, Inc.	2,158	98,966
Enterprise Software/Service — 3.6%
BMC Software, Inc.†	3,111	124,751
CA, Inc.	3,972	89,211
Oracle Corp.	368,751	9,049,150
		9,263,112

2

Entertainment Software — 0.0%
Electronic Arts, Inc.†	2,037	36,157
Filtration/Separation Products — 0.0%
Pall Corp.	913	33,051
Finance-Consumer Loans — 0.2%
SLM Corp.†	46,460	523,604
Finance-Credit Card — 0.3%
American Express Co.	20,171	817,329
Finance-Investment Banker/Broker — 0.6%
The Charles Schwab Corp.	81,994	1,543,127
Finance-Other Services — 1.6%
CME Group, Inc.	11,374	3,821,095
IntercontinentalExchange, Inc.†	1,243	139,589
NYSE Euronext	3,040	76,912
		4,037,596
Food-Confectionery — 0.0%
The Hershey Co.	1,192	42,662
Food-Misc. — 0.5%
Campbell Soup Co.	1,488	50,294
ConAgra Foods, Inc.	3,753	86,507
General Mills, Inc.	2,875	203,579
H.J. Heinz Co.	2,681	114,640
Kellogg Co.	2,546	135,447
Kraft Foods, Inc., Class A	22,910	622,694
McCormick & Co., Inc.	1,057	38,189
		1,251,350
Food-Retail — 0.0%
Whole Foods Market, Inc.†	2,385	65,468
Forestry — 0.0%
Plum Creek Timber Co., Inc.	1,133	42,782
Weyerhaeuser Co.	969	41,803
		84,585
Gold Mining — 0.2%
Newmont Mining Corp.	8,314	393,335
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,414	78,010
Hotels/Motels — 0.6%
Marriott International, Inc., Class A	28,122	766,325
Starwood Hotels & Resorts Worldwide, Inc.	22,081	807,502
Wyndham Worldwide Corp.	3,029	61,095
		1,634,922
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,046	18,200
Robert Half International, Inc.	1,331	35,578
		53,778
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	990	46,510
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	2,012	163,093
Airgas, Inc.	821	39,080
Praxair, Inc.	19,253	1,546,208
		1,748,381
Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.†	28,915	1,378,956
Waters Corp.†	1,606	99,508
		1,478,464
Insurance-Life/Health — 0.2%
Aflac, Inc.	3,016	139,490
Principal Financial Group, Inc.	3,138	75,438
Prudential Financial, Inc.	4,566	227,204
		442,132
Insurance-Multi-line — 0.6%
ACE, Ltd.†	28,075	1,414,980
XL Capital, Ltd., Class A	5,804	106,387
		1,521,367
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	2,904	73,558
Internet Security — 0.1%
McAfee, Inc.†	2,679	108,687
Symantec Corp.†	9,196	164,516
VeriSign, Inc.†	1,299	31,488
		304,691
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	2,424	94,100
Federated Investors, Inc., Class B	1,491	41,003
Franklin Resources, Inc.	1,365	143,803
Invesco, Ltd.	7,271	170,796
Janus Capital Group, Inc.	3,090	41,560
Legg Mason, Inc.	853	25,726
T. Rowe Price Group, Inc.	4,368	232,596
		749,584
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	10,564	602,042
Machinery-Farming — 0.1%
Deere & Co.	3,946	213,439
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	958	50,170
Machinery-Pumps — 0.0%
Flowserve Corp.	948	89,614
Medical Information Systems — 0.0%
IMS Health, Inc.	3,092	65,118
Medical Instruments — 1.1%
Intuitive Surgical, Inc.†	648	196,551
Medtronic, Inc.	18,775	825,725
St. Jude Medical, Inc.†	52,212	1,920,357
		2,942,633
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,796	134,412
Quest Diagnostics, Inc.	1,528	92,261
		226,673
Medical Products — 3.1%
Baxter International, Inc.	47,829	2,806,606
Becton, Dickinson and Co.	2,099	165,527

3

Hospira, Inc.†	2,751	140,301
Johnson & Johnson	65,968	4,248,999
Stryker Corp.	4,787	241,121
Varian Medical Systems, Inc.†	2,111	98,901
Zimmer Holdings, Inc.†	3,612	213,505
		7,914,960
Medical-Biomedical/Gene — 6.0%
Amgen, Inc.†	8,931	505,227
Biogen Idec, Inc.†	30,844	1,650,154
Celgene Corp.†	99,330	5,530,694
Charles River Laboratories International, Inc.†	25,650	864,148
Genzyme Corp.†	2,252	110,371
Gilead Sciences, Inc.†	153,215	6,631,145
Life Technologies Corp.†	3,025	157,996
Millipore Corp.†	938	67,864
		15,517,599
Medical-Drugs — 2.5%
Abbott Laboratories	13,899	750,407
Allergan, Inc.	5,214	328,534
Bristol-Myers Squibb Co.	12,785	322,821
Cephalon, Inc.†	572	35,699
Eli Lilly & Co.	8,911	318,212
Forest Laboratories, Inc.†	3,330	106,926
Merck & Co., Inc.	66,731	2,438,351
Roche Holding AG(4)	8,401	1,429,146
Shire PLC ADR	11,190	656,853
		6,386,949
Medical-Generic Drugs — 0.5%
Mylan, Inc.†	5,182	95,504
Teva Pharmaceutical Industries, Ltd. ADR	18,680	1,049,443
Watson Pharmaceuticals, Inc.†	1,802	71,377
		1,216,324
Medical-HMO — 0.2%
CIGNA Corp.	4,640	163,653
UnitedHealth Group, Inc.	11,233	342,382
		506,035
Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	31,352	3,459,693
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.†	7,293	585,555
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	2,222	102,412
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,625	66,150
Multimedia — 0.8%
News Corp., Class A	76,381	1,045,656
The McGraw-Hill Cos., Inc.	2,725	91,315
Viacom, Inc., Class B†	34,374	1,021,939
		2,158,910
Networking Products — 3.9%
Cisco Systems, Inc.†	413,009	9,887,435
Juniper Networks, Inc.†	8,913	237,710
		10,125,145
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	2,359	66,783
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	1,179	116,037
Nabors Industries, Ltd.†	3,072	67,246
Rowan Cos., Inc.†	1,928	43,650
		226,933
Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp.	8,336	520,333
Apache Corp.	5,702	588,275
Cabot Oil & Gas Corp.	1,038	45,247
Denbury Resources, Inc.†	4,235	62,678
Devon Energy Corp.	3,014	221,529
EOG Resources, Inc.	10,240	996,352
EQT Corp.	1,062	46,643
Noble Energy, Inc.	2,941	209,458
Occidental Petroleum Corp.	28,926	2,353,130
Pioneer Natural Resources Co.	1,956	94,221
Questar Corp.	1,390	57,782
Range Resources Corp.	2,674	133,299
Southwestern Energy Co.†	5,855	282,211
XTO Energy, Inc.	9,846	458,134
		6,069,292
Oil Companies-Integrated — 2.1%
Exxon Mobil Corp.	42,683	2,910,554
Murphy Oil Corp.	1,913	103,684
Petroleo Brasileiro SA ADR	34,385	1,639,477
Suncor Energy, Inc.	25,890	914,176
		5,567,891
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	19,686	822,875
FMC Technologies, Inc.†	2,073	119,902
National Oilwell Varco, Inc.	7,096	312,863
		1,255,640
Oil-Field Services — 2.0%
Baker Hughes, Inc.	5,257	212,803
Halliburton Co.	47,296	1,423,137
Schlumberger, Ltd.	55,528	3,614,318
		5,250,258
Optical Supplies — 1.3%
Alcon, Inc.	20,260	3,329,731
Paper & Related Products — 0.1%
International Paper Co.	3,748	100,371
MeadWestvaco Corp.	2,903	83,113
		183,484
Pharmacy Services — 0.7%
Express Scripts, Inc.†	14,911	1,289,056
Medco Health Solutions, Inc.†	8,089	516,968
		1,806,024
Pipelines — 0.0%
El Paso Corp.	6,303	61,958

4

Publishing-Newspapers — 0.0%
Gannett Co., Inc.	1,244	18,473
Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	657	10,459
AvalonBay Communities, Inc.	636	52,222
Boston Properties, Inc.	872	58,485
Equity Residential	1,778	60,061
HCP, Inc.	4,971	151,814
Health Care REIT, Inc.	792	35,101
ProLogis	8,030	109,931
Public Storage	1,126	91,713
Simon Property Group, Inc.	4,806	383,519
Ventas, Inc.	2,655	116,130
Vornado Realty Trust	930	65,044
		1,134,479
Real Estate Management/Services — 0.8%
CB Richard Ellis Group, Inc., Class A†	153,278	2,079,982
Real Estate Operations & Development — 0.3%
Hang Lung Properties, Ltd.(4)	166,000	648,556
Retail-Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A	1,494	52,066
Limited Brands, Inc.	2,131	41,001
Nordstrom, Inc.	2,804	105,374
Ross Stores, Inc.	2,120	90,545
The Gap, Inc.	4,525	94,799
		383,785
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	509	80,458
O’Reilly Automotive, Inc.†	2,324	88,591
		169,049
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	4,458	172,213
Retail-Building Products — 0.6%
Lowe’s Cos., Inc.	64,710	1,513,567
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	1,670	36,640
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,797	228,750
Retail-Discount — 1.4%
Costco Wholesale Corp.	29,090	1,721,255
Target Corp.	38,310	1,853,055
		3,574,310
Retail-Drug Store — 1.1%
CVS Caremark Corp.	74,662	2,404,863
Walgreen Co.	10,064	369,550
		2,774,413
Retail-Jewelry — 0.0%
Tiffany & Co.	2,112	90,816
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	7,121	260,273
Retail-Office Supplies — 0.5%
Staples, Inc.	55,157	1,356,311
Retail-Regional Department Stores — 0.4%
Kohl’s Corp.†	17,939	967,450
Retail-Restaurants — 1.0%
Darden Restaurants, Inc.	1,516	53,166
McDonald’s Corp.	30,233	1,887,749
Starbucks Corp.†	12,605	290,671
Yum! Brands, Inc.	7,934	277,452
		2,509,038
Savings & Loans/Thrifts — 0.4%
Hudson City Bancorp, Inc.	8,018	110,087
People’s United Financial, Inc.	56,020	935,534
		1,045,621
Schools — 0.1%
Apollo Group, Inc., Class A†	2,178	131,943
DeVry, Inc.	1,047	59,397
		191,340
Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	2,769	87,445
Linear Technology Corp.	3,773	115,227
		202,672
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	7,467	104,090
KLA-Tencor Corp.	1,278	46,213
Novellus Systems, Inc.†	757	17,668
Teradyne, Inc.†	2,970	31,868
		199,839
Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser Group PLC(4)	16,769	908,508
Steel-Producers — 0.1%
AK Steel Holding Corp.	1,132	24,168
Nucor Corp.	3,257	151,939
		176,107
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	933	41,770
Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	71,529	1,381,225
JDS Uniphase Corp.†	2,415	19,924
		1,401,149
Telecom Services — 0.5%
TW Telecom, Inc.†	68,020	1,165,863
Telecommunication Equipment — 0.0%
Harris Corp.	1,408	66,951
Tellabs, Inc.†	2,305	13,092
		80,043
Telephone-Integrated — 0.6%
AT&T, Inc.	50,055	1,403,042
Windstream Corp.	3,172	34,860
		1,437,902
Television — 0.0%
CBS Corp., Class B	5,283	74,226
Tobacco — 0.4%
Altria Group, Inc.	10,874	213,457
Lorillard, Inc.	1,092	87,611

5

Philip Morris International, Inc.	14,220	685,262
		986,330
Tools-Hand Held — 0.0%
The Stanley Works	886	45,638
Toys — 0.1%
Hasbro, Inc.	2,104	67,454
Mattel, Inc.	3,618	72,288
		139,742
Transport-Rail — 0.4%
Burlington Northern Santa Fe Corp.	4,446	438,464
CSX Corp.	4,195	203,416
Norfolk Southern Corp.	2,684	140,695
Union Pacific Corp.	4,964	317,200
		1,099,775
Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	1,820	106,888
Expeditors International of Washington, Inc.	1,875	65,119
United Parcel Service, Inc., Class B	25,024	1,435,627
		1,607,634
Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co., Class A	26,424	1,154,729
Web Hosting/Design — 0.8%
Equinix, Inc.†	19,060	2,023,219
Web Portals/ISP — 3.1%
Google, Inc., Class A†	11,958	7,413,721
Yahoo!, Inc.†	32,997	553,689
		7,967,410
Wireless Equipment — 3.6%
American Tower Corp., Class A†	68,734	2,969,996
Crown Castle International Corp.†	68,793	2,685,679
QUALCOMM, Inc.	78,238	3,619,290
		9,274,965
Total Common Stock (cost $214,387,053)		253,526,259
PREFERRED STOCK — 0.9%
Diversified Banking Institutions — 0.5%
Bank of America Corp. 10.00%	85,665	1,278,122
Oil Companies-Integrated — 0.4%
Petroleo Brasileiro SA ADR	24,254	1,028,127
Total Preferred Stock (cost $2,207,561)		2,306,249
EXCHANGE TRADED FUND — 0.7%
Index Fund — 0.7%
iShares S&P 500 Growth Index Fund (cost $1,828,850)	32,700	1,896,273
Total Long-Term Investment Securities (cost $218,423,464)		257,728,781

SHORT-TERM INVESTMENT SECURITY — 0.0%
U.S. Government Treasury — 0.0%
United States Treasury Bills 0.06% due 02/11/10(2) (cost $59,996)	$60,000	59,996
REPURCHASE AGREEMENTS — 1.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $1,494,001 and collateralized by $1,525,000 of United States Treasury Bills, bearing interest at 0.00% due 02/18/10 and having approximate value of $1,525,000	1,494,000	1,494,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $1,688,000 and collateralized by $1,725,000 of United States Treasury Bills, bearing interest at 0.20% due 07/01/10 and having approximate value of $1,723,275	1,688,000	1,688,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	486,000	486,000
Total Repurchase Agreements (cost $3,668,000)		3,668,000
TOTAL INVESTMENTS (cost $222,151,460)(1)	100.6%	261,456,777
Liabilities in excess of other assets	(0.6)	(1,629,745)
NET ASSETS	100.0%	$259,827,032

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirments for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)

Security was valued using fair value procedures at December 31,2009. The aggregate value of these securities was $9,046,883 representing 3.5% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

ADR	— American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of December 31, 2009	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	March 2010	$ 575,320	$ 580,600	$ 5,280

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$30,394,271	$—		$—	$30,394,271
Medical-Biomedical/Gene	15,517,599	—		—	15,517,599
Other Industries*	198,567,506	9,046,883	+	—	207,614,389
Preferred Stock	2,306,249	—		—	2,306,249
Exchange Traded Fund	1,896,273	—		—	1,896,273
Short-Term Investment Security:
U.S. Government Treasury	—	59,996		—	59,996
Repurchase Agreements	—	3,668,000		—	3,668,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	5,280	—		—	5,280

Total	$248,687,178	$12,774,879		$—	$261,462,057

+

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
@

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

6

SEASONS SERIES TRUST

LARGE CAP COMPOSITE PORTFOLIO

Portfolio of Investments — December 31, 2009
(unaudited)

Security Description	Shares/Principal Amount	Market Value (Note 1)
COMMON STOCK — 97.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	387	$2,856
Omnicom Group, Inc.	249	9,748
		12,604
Aerospace/Defense — 1.6%
General Dynamics Corp.	2,307	157,268
Lockheed Martin Corp.	256	19,290
Northrop Grumman Corp.	251	14,018
Raytheon Co.	3,306	170,325
Rockwell Collins, Inc.	125	6,920
The Boeing Co.	580	31,396
		399,217
Aerospace/Defense-Equipment — 0.9%
Goodrich Corp.	99	6,361
United Technologies Corp.	3,048	211,561
		217,922
Agricultural Chemicals — 0.7%
CF Industries Holdings, Inc.	38	3,450
Monsanto Co.	2,036	166,443
		169,893
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	513	16,062
Airlines — 0.0%
Southwest Airlines Co.	593	6,778
Apparel Manufacturers — 0.1%
Coach, Inc.	254	9,279
Polo Ralph Lauren Corp.	45	3,644
VF Corp.	71	5,200
		18,123
Appliances — 0.0%
Whirlpool Corp.	59	4,759
Applications Software — 2.5%
Citrix Systems, Inc.†	146	6,075
Compuware Corp.†	184	1,330
Intuit, Inc.†	253	7,770
Microsoft Corp.	18,064	550,771
Red Hat, Inc.†	149	4,604
Salesforce.com, Inc.†	737	54,369
		624,919
Athletic Footwear — 0.3%
NIKE, Inc., Class B	1,261	83,314
Audio/Video Products — 0.0%
Harman International Industries, Inc.	55	1,940
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	2,639	26,390
Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	1,691	61,333
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	535	14,573
Banks-Commercial — 0.1%
BB&T Corp.	548	13,903
First Horizon National Corp.†	178	2,385
M&T Bank Corp.	65	4,348
Marshall & Ilsley Corp.	418	2,278
Regions Financial Corp.	948	5,015
Zions Bancorporation	110	1,411
		29,340
Banks-Fiduciary — 0.9%
Northern Trust Corp.	1,093	57,273
State Street Corp.	2,994	130,359
The Bank of New York Mellon Corp.	962	26,907
		214,539
Banks-Super Regional — 2.0%
Capital One Financial Corp.	359	13,764
Comerica, Inc.	121	3,578
Fifth Third Bancorp	634	6,181
Huntington Bancshares, Inc.	570	2,081
KeyCorp	701	3,891
PNC Financial Services Group, Inc.	1,168	61,659
SunTrust Banks, Inc.	398	8,075
US Bancorp	5,526	124,390
Wells Fargo & Co.	10,579	285,527
		509,146
Beverages-Non-alcoholic — 2.1%
Coca-Cola Enterprises, Inc.	253	5,364
Dr Pepper Snapple Group, Inc.	202	5,716
Pepsi Bottling Group, Inc.	114	4,275
PepsiCo, Inc.	4,646	282,477
The Coca-Cola Co.	4,250	242,250
		540,082
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	88	4,714
Constellation Brands, Inc., Class A†	160	2,549
		7,263
Brewery — 0.0%
Molson Coors Brewing Co., Class B	126	5,690
Broadcast Services/Program — 0.0%
Scripps Networks Interactive Inc., Class A	71	2,947
Building Products-Wood — 0.0%
Masco Corp.	286	3,950
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc.	220	2,392
Lennar Corp., Class A	129	1,647
Pulte Homes, Inc.†	252	2,520
		6,559
Cable/Satellite TV — 0.9%
Comcast Corp., Class A	2,279	38,424
DIRECTV†	5,264	175,554
Time Warner Cable, Inc.	281	11,631
		225,609
Casino Hotels — 0.1%
MGM Mirage†	700	6,384
Wynn Macau, Ltd.†(3)	9,200	11,224
Wynn Resorts, Ltd.	55	3,203
		20,811
Casino Services — 0.0%
International Game Technology	237	4,448
Cellular Telecom — 0.4%
Leap Wireless International, Inc.†	800	14,040

1

MetroPCS Communications, Inc.†	2,008	15,321
Vodafone Group PLC ADR	3,500	80,815
		110,176
Chemicals-Diversified — 0.2%
E.I. du Pont de Nemours & Co.	721	24,276
FMC Corp.	58	3,234
PPG Industries, Inc.	133	7,786
The Dow Chemical Co.	912	25,199
		60,495
Chemicals-Specialty — 0.1%
Eastman Chemical Co.	58	3,494
Ecolab, Inc.	190	8,470
International Flavors & Fragrances, Inc.	64	2,633
Sigma-Aldrich Corp.	98	4,952
		19,549
Coal — 0.1%
CONSOL Energy, Inc.	144	7,171
Massey Energy Co.	68	2,857
Peabody Energy Corp.	213	9,630
		19,658
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	76	4,685
Commercial Services — 0.0%
Iron Mountain, Inc.†	145	3,300
Quanta Services, Inc.†	168	3,501
		6,801
Commercial Services-Finance — 2.5%
Automatic Data Processing, Inc.	1,803	77,204
Cielo SA(3)	2,400	20,917
Equifax, Inc.	101	3,120
H&R Block, Inc.	268	6,062
Mastercard, Inc., Class A	501	128,246
Moody’s Corp.	156	4,181
Paychex, Inc.	257	7,875
The Western Union Co.	4,703	88,652
Total System Services, Inc.	158	2,729
Visa, Inc., Class A	3,433	300,250
		639,236
Computer Aided Design — 0.2%
Autodesk, Inc.†	1,883	47,847
Computer Services — 0.5%
Accenture PLC, Class A	2,250	93,375
Affiliated Computer Services, Inc., Class A†	78	4,656
Cognizant Technology Solutions Corp., Class A†	235	10,645
Computer Sciences Corp.†	122	7,019
		115,695
Computers — 6.0%
Apple, Inc.†	3,963	835,638
Dell, Inc.†	1,374	19,731
Hewlett-Packard Co.	6,192	318,950
International Business Machines Corp.	2,499	327,119
Sun Microsystems, Inc.†	601	5,631
		1,507,069
Computers-Integrated Systems — 0.0%
Teradata Corp.†	136	4,274
Computers-Memory Devices — 0.6%
EMC Corp.†	6,628	115,791
NetApp, Inc.†	270	9,285
SanDisk Corp.†	182	5,276
Western Digital Corp.†	179	7,903
		138,255
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	62	1,611
Consulting Services — 0.0%
SAIC, Inc.†	244	4,621
Consumer Products-Misc. — 0.5%
Clorox Co.	112	6,832
Fortune Brands, Inc.	119	5,141
Kimberly-Clark Corp.	1,632	103,975
		115,948
Containers-Metal/Glass — 0.0%
Ball Corp.	76	3,929
Owens-Illinois, Inc.†	134	4,405
		8,334
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	87	2,580
Pactiv Corp.†	105	2,535
Sealed Air Corp.	126	2,754
		7,869
Cosmetics & Toiletries — 1.5%
Avon Products, Inc.	340	10,710
Colgate-Palmolive Co.	397	32,614
The Estee Lauder Cos., Inc., Class A	94	4,546
The Procter & Gamble Co.	5,332	323,279
		371,149
Cruise Lines — 0.1%
Carnival Corp.†	948	30,042
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	42	3,544
Fidelity National Information Services, Inc.	262	6,141
Fiserv, Inc.†	123	5,963
		15,648
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	122	4,291
Patterson Cos., Inc.†	75	2,098
		6,389
Dialysis Centers — 0.0%
DaVita, Inc.†	82	4,817
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	77	5,998
Distribution/Wholesale — 0.1%
Fastenal Co.	606	25,234

2

Genuine Parts Co.	128	4,859
WW Grainger, Inc.	50	4,841
		34,934
Diversified Banking Institutions — 5.4%
Bank of America Corp.	22,829	343,805
Citigroup, Inc.†	26,563	87,924
JPMorgan Chase & Co.	11,244	468,537
Morgan Stanley	7,696	227,802
The Goldman Sachs Group, Inc.	1,460	246,506
		1,374,574
Diversified Manufacturing Operations — 3.0%
3M Co.	1,365	112,845
Danaher Corp.	3,758	282,602
Dover Corp.	148	6,158
Eaton Corp.	132	8,398
General Electric Co.	19,196	290,435
Honeywell International, Inc.	609	23,873
Illinois Tool Works, Inc.	307	14,733
ITT Corp.	146	7,262
Leggett & Platt, Inc.	121	2,468
Parker Hannifin Corp.	128	6,897
Textron, Inc.	216	4,063
		759,734
Diversified Minerals — 0.3%
BHP Billiton, Ltd.(3)	2,045	78,311
Diversified Operations — 0.0%
Leucadia National Corp.†	151	3,592
E-Commerce/Products — 1.3%
Amazon.com, Inc.†	2,466	331,726
E-Commerce/Services — 0.5%
eBay, Inc.†	897	21,115
Expedia, Inc.†	2,526	64,944
priceline.com, Inc.†	230	50,255
		136,314
Electric Products-Misc. — 0.1%
Emerson Electric Co.	600	25,560
Molex, Inc.	108	2,327
		27,887
Electric-Generation — 0.0%
The AES Corp.†	532	7,081
Electric-Integrated — 2.5%
Allegheny Energy, Inc.	136	3,193
Ameren Corp.	190	5,311
American Electric Power Co., Inc.	382	13,290
CMS Energy Corp.	184	2,881
Consolidated Edison, Inc.	225	10,222
Constellation Energy Group, Inc.	160	5,627
Dominion Resources, Inc.	477	18,565
DTE Energy Co.	132	5,754
Duke Energy Corp.	1,041	17,916
Edison International	260	9,043
Entergy Corp.	151	12,358
Exelon Corp.	3,127	152,817
FirstEnergy Corp.	244	11,334
FPL Group, Inc.	2,330	123,071
Integrys Energy Group, Inc.	60	2,519
Northeast Utilities	141	3,636
Pepco Holdings, Inc.	177	2,982
PG&E Corp.	3,296	147,166
Pinnacle West Capital Corp.	81	2,963
PPL Corp.	301	9,725
Progress Energy, Inc.	224	9,186
Public Service Enterprise Group, Inc.	404	13,433
SCANA Corp.	89	3,354
TECO Energy, Inc.	171	2,774
The Southern Co.	639	21,291
Wisconsin Energy Corp.	93	4,634
Xcel Energy, Inc.	364	7,724
		622,769
Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc.	152	2,640
Toshiba Corp.†(3)	5,000	27,575
		30,215
Electronic Components-Semiconductors — 1.8%
Advanced Micro Devices, Inc.†	449	4,346
Altera Corp.	236	5,341
Broadcom Corp., Class A†	1,743	54,817
Intel Corp.	14,906	304,082
LSI Corp.†	521	3,131
MEMC Electronic Materials, Inc.†	179	2,438
Microchip Technology, Inc.	147	4,272
Micron Technology, Inc.†	678	7,160
National Semiconductor Corp.	189	2,903
NVIDIA Corp.†	442	8,257
QLogic Corp.†	91	1,717
Samsung Electronics Co., Ltd.(3)	34	23,222
Texas Instruments, Inc.	999	26,034
Xilinx, Inc.	220	5,513
		453,233
Electronic Connectors — 0.0%
Amphenol Corp., Class A	136	6,280
Electronic Forms — 0.1%
Adobe Systems, Inc.†	417	15,337
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	275	8,544
FLIR Systems, Inc.†	122	3,992
		12,536
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	93	8,086
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	38	5,145
Engineering/R&D Services — 0.2%
Fluor Corp.	142	6,396
Jacobs Engineering Group, Inc.†	100	3,761
McDermott International, Inc.†	1,400	33,614
		43,771
Engines-Internal Combustion — 0.0%
Cummins, Inc.	161	7,383

3

Enterprise Software/Service — 0.9%
BMC Software, Inc.†	147	5,895
CA, Inc.	317	7,120
Novell, Inc.†	278	1,154
Oracle Corp.	8,521	209,105
		223,274
Entertainment Software — 0.0%
Electronic Arts, Inc.†	260	4,615
Filtration/Separation Products — 0.0%
Pall Corp.	94	3,403
Finance-Consumer Loans — 0.0%
SLM Corp.†	378	4,260
Finance-Credit Card — 0.5%
American Express Co.	2,948	119,453
Discover Financial Services	433	6,369
		125,822
Finance-Investment Banker/Broker — 0.6%
E*Trade Financial Corp.†	1,235	2,161
TD Ameritrade Holding Corp.†	2,700	52,326
The Charles Schwab Corp.	5,061	95,248
		149,735
Finance-Other Services — 0.5%
CME Group, Inc.	153	51,400
IntercontinentalExchange, Inc.†	558	62,664
NYSE Euronext	207	5,237
The NASDAQ OMX Group, Inc.†	118	2,339
		121,640
Food-Confectionery — 0.0%
The Hershey Co.	133	4,760
The J.M. Smucker Co.	95	5,866
		10,626
Food-Dairy Products — 0.0%
Dean Foods Co.†	145	2,616
Food-Meat Products — 0.0%
Hormel Foods Corp.	56	2,153
Tyson Foods, Inc., Class A	243	2,982
		5,135
Food-Misc. — 1.5%
Campbell Soup Co.	152	5,138
ConAgra Foods, Inc.	354	8,160
General Mills, Inc.	261	18,481
H.J. Heinz Co.	3,052	130,503
Kellogg Co.	203	10,800
Kraft Foods, Inc., Class A	5,479	148,919
McCormick & Co., Inc.	105	3,794
Nestle SA(3)	708	34,397
Sara Lee Corp.	557	6,784
		366,976
Food-Retail — 0.1%
Safeway, Inc.	325	6,919
SUPERVALU, Inc.	170	2,161
The Kroger Co.	520	10,676
Whole Foods Market, Inc.†	112	3,074
		22,830
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	473	13,216
Forestry — 0.4%
Plum Creek Timber Co., Inc.	130	4,909
Weyerhaeuser Co.	1,968	84,899
		89,808
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	312	4,527
Nicor, Inc.	37	1,558
NiSource, Inc.	220	3,383
Sempra Energy	197	11,028
		20,496
Gold Mining — 0.2%
Agnico-Eagle Mines, Ltd.	400	21,600
Newmont Mining Corp.	392	18,546
		40,146
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	68	3,752
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	221	3,317
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	2,820	76,845
Starwood Hotels & Resorts Worldwide, Inc.	149	5,449
Wyndham Worldwide Corp.	142	2,864
		85,158
Human Resources — 0.0%
Monster Worldwide, Inc.†	100	1,740
Robert Half International, Inc.	120	3,208
		4,948
Industrial Audio & Video Products — 0.3%
Dolby Laboratories, Inc., Class A†	1,550	73,982
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	813	38,195
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	168	13,618
Airgas, Inc.	66	3,142
Praxair, Inc.	1,595	128,094
		144,854
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	94	1,935
Thermo Fisher Scientific, Inc.†	326	15,547
Waters Corp.†	76	4,709
		22,191
Insurance Brokers — 0.1%
AON Corp.	219	8,396
Marsh & McLennan Cos., Inc.	422	9,318
		17,714
Insurance-Life/Health — 0.4%
Aflac, Inc.	373	17,251

4

Lincoln National Corp.	241	5,996
Principal Financial Group, Inc.	254	6,106
Prudential Financial, Inc.	370	18,411
Sun Life Financial, Inc.	1,400	40,494
Torchmark Corp.	66	2,901
Unum Group	264	5,153
		96,312
Insurance-Multi-line — 0.7%
American International Group, Inc.†(1)	107	3,208
Assurant, Inc.	94	2,771
Cincinnati Financial Corp.	130	3,411
Genworth Financial, Inc., Class A†	389	4,415
Hartford Financial Services Group, Inc.	305	7,094
Loews Corp.	288	10,469
MetLife, Inc.	3,653	129,134
The Allstate Corp.	428	12,857
XL Capital, Ltd., Class A	273	5,004
		178,363
Insurance-Property/Casualty — 0.5%
Chubb Corp.	1,973	97,032
The Progressive Corp.	539	9,697
The Travelers Cos., Inc.	436	21,739
		128,468
Internet Application Software — 0.5%
Tencent Holdings, Ltd.(3)	5,500	118,679
Internet Content-Information/News — 0.2%
Baidu, Inc. ADR†	125	51,404
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	136	3,445
Internet Security — 0.4%
McAfee, Inc.†	1,776	72,052
Symantec Corp.†	647	11,575
VeriSign, Inc.†	154	3,733
		87,360
Investment Management/Advisor Services — 1.0%
Ameriprise Financial, Inc.	203	7,880
BlackRock, Inc.	150	34,830
Federated Investors, Inc., Class B	71	1,952
Franklin Resources, Inc.	868	91,444
Invesco, Ltd.	4,491	105,494
Janus Capital Group, Inc.	145	1,950
Legg Mason, Inc.	129	3,891
T. Rowe Price Group, Inc.	205	10,916
		258,357
Linen Supply & Related Items — 0.0%
Cintas Corp.	105	2,735
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	496	28,267
Machinery-Farming — 0.2%
Deere & Co.	1,037	56,091
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	73	3,823
Machinery-Pumps — 0.0%
Flowserve Corp.	44	4,159
Medical Information Systems — 0.0%
IMS Health, Inc.	146	3,075
Medical Instruments — 1.3%
Boston Scientific Corp.†	1,205	10,845
Intuitive Surgical, Inc.†	350	106,162
Medtronic, Inc.	4,384	192,809
St. Jude Medical, Inc.†	267	9,820
		319,636
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	85	6,362
Quest Diagnostics, Inc.	124	7,487
		13,849
Medical Products — 1.7%
Baxter International, Inc.	482	28,284
Becton, Dickinson and Co.	190	14,983
CareFusion Corp.†	142	3,551
Covidien PLC	150	7,183
Hospira, Inc.†	129	6,579
Johnson & Johnson	4,402	283,533
Stryker Corp.	1,326	66,791
Varian Medical Systems, Inc.†	100	4,685
Zimmer Holdings, Inc.†	169	9,990
		425,579
Medical-Biomedical/Gene — 1.5%
Amgen, Inc.†	808	45,709
Biogen Idec, Inc.†	231	12,358
Celgene Corp.†	1,117	62,194
Genzyme Corp.†	212	10,390
Gilead Sciences, Inc.†	4,269	184,762
Illumina, Inc.†	400	12,260
Life Technologies Corp.†	142	7,417
Millipore Corp.†	45	3,256
Vertex Pharmaceuticals, Inc.†	700	29,995
		368,341
Medical-Drugs — 3.6%
Abbott Laboratories	3,635	196,254
Allergan, Inc.	2,086	131,439
Bristol-Myers Squibb Co.	1,366	34,491
Cephalon, Inc.†	60	3,745
Eli Lilly & Co.	807	28,818
Forest Laboratories, Inc.†	241	7,738
King Pharmaceuticals, Inc.†	199	2,442
Merck & Co., Inc.	6,338	231,591
Pfizer, Inc.	15,580	283,400
		919,918
Medical-Generic Drugs — 0.8%
Mylan, Inc.†	243	4,478
Teva Pharmaceutical Industries, Ltd. ADR	3,300	185,394
Watson Pharmaceuticals, Inc.†	85	3,367
		193,239
Medical-HMO — 1.0%
Aetna, Inc.	346	10,968
CIGNA Corp.	218	7,689

5

Coventry Health Care, Inc.†	118	2,866
Humana, Inc.†	135	5,925
UnitedHealth Group, Inc.	5,428	165,446
WellPoint, Inc.†	816	47,565
		240,459
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	345	1,860
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	230	5,996
Cardinal Health, Inc.	290	9,350
McKesson Corp.	1,463	91,437
		106,783
Metal Processors & Fabrication — 0.4%
Precision Castparts Corp.	972	107,260
Metal-Aluminum — 0.1%
Alcoa, Inc.	777	12,525
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	343	27,539
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	104	4,793
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	187	4,712
Multimedia — 1.9%
Meredith Corp.	29	895
News Corp., Class A	1,798	24,615
The McGraw-Hill Cos., Inc.	2,351	78,782
The Walt Disney Co.	6,335	204,304
Time Warner, Inc.	931	27,129
Viacom, Inc., Class B†	4,484	133,309
		469,034
Networking Products — 1.8%
Cisco Systems, Inc.†	14,490	346,890
Juniper Networks, Inc.†	3,819	101,853
		448,743
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	67	839
Non-Hazardous Waste Disposal — 0.8%
Republic Services, Inc.	1,658	46,938
Waste Management, Inc.	4,391	148,460
		195,398
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	166	3,778
Xerox Corp.	693	5,863
		9,641
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	89	3,248
Oil & Gas Drilling — 0.7%
Diamond Offshore Drilling, Inc.	56	5,511
Nabors Industries, Ltd.†	226	4,947
Rowan Cos., Inc.†	90	2,038
Transocean, Ltd.†	2,000	165,600
		178,096
Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	392	24,469
Apache Corp.	268	27,649
Cabot Oil & Gas Corp.	82	3,574
Chesapeake Energy Corp.	516	13,354
Denbury Resources, Inc.†	199	2,945
Devon Energy Corp.	355	26,092
EOG Resources, Inc.	926	90,100
EQT Corp.	105	4,612
Noble Energy, Inc.	139	9,900
Occidental Petroleum Corp.	1,648	134,065
Pioneer Natural Resources Co.	92	4,432
Questar Corp.	140	5,820
Range Resources Corp.	126	6,281
Southwestern Energy Co.†	275	13,255
XTO Energy, Inc.	463	21,543
		388,091
Oil Companies-Integrated — 5.0%
Chevron Corp.	3,702	285,017
ConocoPhillips	3,685	188,193
Exxon Mobil Corp.	6,991	476,716
Hess Corp.	233	14,097
Marathon Oil Corp.	5,565	173,739
Murphy Oil Corp.	853	46,233
Suncor Energy, Inc.	2,400	84,744
		1,268,739
Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	1,645	68,761
FMC Technologies, Inc.†	97	5,610
National Oilwell Varco, Inc.	333	14,682
		89,053
Oil Refining & Marketing — 0.0%
Sunoco, Inc.	93	2,428
Tesoro Corp.	111	1,504
Valero Energy Corp.	451	7,554
		11,486
Oil-Field Services — 1.4%
Baker Hughes, Inc.	248	10,039
BJ Services Co.	234	4,352
Halliburton Co.	3,719	111,905
Schlumberger, Ltd.	3,258	212,063
Smith International, Inc.	498	13,531
		351,890
Paper & Related Products — 0.1%
International Paper Co.	345	9,239
MeadWestvaco Corp.	136	3,894
		13,133
Pharmacy Services — 2.1%
Express Scripts, Inc.†	2,320	200,564
Medco Health Solutions, Inc.†	5,331	340,704
		541,268

6

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†	213	899
Pipelines — 0.1%
El Paso Corp.	560	5,505
Spectra Energy Corp.	517	10,604
The Williams Cos., Inc.	465	9,802
		25,911
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	163	3,630
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	188	2,792
The New York Times Co., Class A†	92	1,137
The Washington Post Co., Class B	6	2,638
		6,567
Quarrying — 0.0%
Vulcan Materials Co.	100	5,267
Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	93	1,480
AvalonBay Communities, Inc.	64	5,255
Boston Properties, Inc.	110	7,378
Equity Residential	220	7,432
HCP, Inc.	233	7,116
Health Care REIT, Inc.	99	4,388
Host Hotels & Resorts, Inc.†	502	5,858
Kimco Realty Corp.	320	4,330
ProLogis	377	5,161
Public Storage	109	8,878
Simon Property Group, Inc.	227	18,114
Ventas, Inc.	124	5,424
Vornado Realty Trust	125	8,742
		89,556
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	215	2,918
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	70	2,440
Limited Brands, Inc.	213	4,098
Nordstrom, Inc.	131	4,923
Ross Stores, Inc.	100	4,271
The Gap, Inc.	379	7,940
		23,672
Retail-Auto Parts — 0.6%
AutoZone, Inc.†	754	119,185
O’Reilly Automotive, Inc.†	910	34,689
		153,874
Retail-Automobile — 0.2%
AutoNation, Inc.†	73	1,398
CarMax, Inc.†	1,900	46,075
		47,473
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	209	8,074
Retail-Building Products — 1.1%
Home Depot, Inc.	1,357	39,258
Lowe’s Cos., Inc.	9,675	226,298
		265,556
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	132	2,896
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	273	10,773
RadioShack Corp.	99	1,930
		12,703
Retail-Discount — 1.9%
Big Lots, Inc.†	66	1,913
Costco Wholesale Corp.	1,548	91,595
Family Dollar Stores, Inc.	111	3,089
Target Corp.	3,601	174,181
Wal-Mart Stores, Inc.	4,003	213,960
		484,738
Retail-Drug Store — 0.3%
CVS Caremark Corp.	1,126	36,268
Walgreen Co.	790	29,009
		65,277
Retail-Jewelry — 0.0%
Tiffany & Co.	99	4,257
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	188	5,003
Sears Holdings Corp.†	38	3,171
TJX Cos., Inc.	335	12,244
		20,418
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	219	1,413
Staples, Inc.	578	14,213
		15,626
Retail-Regional Department Stores — 0.3%
Kohl’s Corp.†	1,145	61,750
Macy’s, Inc.	335	5,614
		67,364
Retail-Restaurants — 1.4%
Darden Restaurants, Inc.	111	3,893
McDonald’s Corp.	2,862	178,703
Starbucks Corp.†	4,592	105,892
Yum! Brands, Inc.	1,723	60,253
		348,741
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	193	2,721
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	378	5,190
People’s United Financial, Inc.	279	4,659
		9,849
Schools — 0.0%
Apollo Group, Inc., Class A†	103	6,240
DeVry, Inc.	50	2,836
		9,076
Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	232	7,326

7

Linear Technology Corp.	179	5,467
Marvell Technology Group, Ltd.†	5,000	103,750
		116,543
Semiconductor Equipment — 0.6%
Applied Materials, Inc.	10,565	147,276
KLA-Tencor Corp.	136	4,918
Novellus Systems, Inc.†	77	1,797
Teradyne, Inc.†	139	1,492
		155,483
Steel-Producers — 0.1%
AK Steel Holding Corp.	87	1,857
Nucor Corp.	251	11,709
United States Steel Corp.	114	6,284
		19,850
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	78	3,492
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	1,241	23,964
JDS Uniphase Corp.†	177	1,460
		25,424
Telecommunication Equipment — 0.0%
Harris Corp.	106	5,040
Tellabs, Inc.†	308	1,750
		6,790
Telephone-Integrated — 2.2%
AT&T, Inc.	11,110	311,413
CenturyTel, Inc.	238	8,618
Frontier Communications Corp.	250	1,952
Qwest Communications International, Inc.	1,185	4,989
Sprint Nextel Corp.†	2,369	8,671
Verizon Communications, Inc.	6,667	220,878
Windstream Corp.	348	3,824
		560,345
Television — 0.0%
CBS Corp., Class B	540	7,587
Tobacco — 0.8%
Altria Group, Inc.	1,654	32,468
Lorillard, Inc.	129	10,349
Philip Morris International, Inc.	3,120	150,353
Reynolds American, Inc.	135	7,151
		200,321
Tools-Hand Held — 0.0%
Black & Decker Corp.	48	3,112
Snap-On, Inc.	46	1,944
The Stanley Works	64	3,296
		8,352
Toys — 0.0%
Hasbro, Inc.	100	3,206
Mattel, Inc.	288	5,754
		8,960
Transport-Rail — 1.0%
Burlington Northern Santa Fe Corp.	209	20,612
CSX Corp.	313	15,177
Norfolk Southern Corp.	293	15,359
Union Pacific Corp.	3,202	204,608
		255,756
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	134	7,870
Expeditors International of Washington, Inc.	1,870	64,945
FedEx Corp.	949	79,194
Ryder System, Inc.	44	1,812
United Parcel Service, Inc., Class B	793	45,494
		199,315
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co., Class A	164	7,167
Web Portals/ISP — 3.1%
Google, Inc., Class A†	1,222	757,616
Yahoo!, Inc.†	950	15,941
		773,557
Wireless Equipment — 2.9%
American Tower Corp., Class A†	8,721	376,834
Motorola, Inc.†	1,844	14,309
QUALCOMM, Inc.	7,183	332,286
		723,429
Total Common Stock (cost $22,536,861)		24,517,118
PREFERRED STOCK — 0.6%
Diversified Banking Institutions — 0.1%
Bank of America Corp.
10.00%	2,400	35,808
Oil Companies-Integrated — 0.5%
Petroleo Brasileiro SA ADR	2,900	122,931
Total Preferred Stock (cost $152,700)		158,739
EXCHANGE TRADED FUND — 0.8%
Index Fund-Large Cap — 0.8%
iShares S&P 500 Index Fund (cost $188,489)	1,700	189,737
Total Long-Term Investment Securities (cost $22,878,050)		24,865,594

SHORT-TERM INVESTMENT SECURITY — 0.1%
Registered Investment Company — 0.1%
T. Rowe Price Reserve Investment Fund (cost $31,000)	31,000	31,000
REPURCHASE AGREEMENT — 1.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $459,000)	$459,000	459,000

8

TOTAL INVESTMENTS (cost $23,368,050)(4)	100.4%	25,355,594
Liabilities in excess of other assets	(0.4)	(104,283)
NET ASSETS	100.0%	$25,251,311

†	Non-income producing security
(1)	Security represents an investment in an affliated company; see Note 3
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)

Security was valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $314,325 representing 1.2% of net assets. Securities are classified as Level 2 disclosure based on securities valuation inputs. See Note 1 reguarding fair value pricing of foreign equity securities.

(4)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of December 31, 2009	Unrealized Appreciation (Depreciation)
5	Long	S&P 500 E-Mini Index	March 2010	$ 277,171	$ 277,675	$ 504

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$1,507,069	$—		$—	$1,507,069
Diversified Banking Institutions	1,374,574	—		—	1,374,574
Oil Compainies-Intergrated	1,268,739	—		—	1,268,739
Other Industries*	20,052,411	314,325	+	—	20,366,736
Preferred Stock	158,739	—		—	158,739
Exchange Traded Fund	189,737	—		—	189,737
Short-Term Investment Security: Registered Investment Company	—	31,000		—	31,000
Repurchase Agreement	—	459,000		—	459,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	504	—		—	504

Total	$24,551,773	$804,325		$—	$25,356,098

+

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
@

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

9

seasons series trust

Large Cap Value Portfolio

Portfolio of Investments — December 31, 2009

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 96.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	9,442	$69,682
Omnicom Group, Inc.	2,239	87,657
		157,339
Aerospace/Defense — 1.6%
General Dynamics Corp.	3,369	229,665
Lockheed Martin Corp.	15,113	1,138,765
Northrop Grumman Corp.	6,087	339,959
Raytheon Co.	7,441	383,360
The Boeing Co.	55,604	3,009,844
		5,101,593
Agricultural Chemicals — 0.6%
The Mosaic Co.	32,700	1,953,171
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	12,472	390,498
Airlines — 0.5%
Delta Air Lines, Inc.†	74,900	852,362
Southwest Airlines Co.	71,305	815,016
		1,667,378
Apparel Manufacturers — 0.0%
VF Corp.	962	70,457
Appliances — 0.4%
Whirlpool Corp.	15,641	1,261,603
Applications Software — 1.2%
Compuware Corp.†	2,434	17,598
Microsoft Corp.	121,500	3,704,535
		3,722,133
Athletic Footwear — 0.1%
NIKE, Inc., Class B	3,178	209,970
Audio/Video Products — 0.1%
Harman International Industries, Inc.	9,800	345,744
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	161,194	1,611,940
Auto-Heavy Duty Trucks — 0.4%
PACCAR, Inc.	38,159	1,384,027
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	13,025	354,801
Banks-Commercial — 0.4%
Allied Irish Banks PLC ADR†	20,700	72,657
BB&T Corp.	13,348	338,639
First Horizon National Corp.†	4,309	57,741
M&T Bank Corp.	1,604	107,291
Marshall & Ilsley Corp.	38,289	208,675
Regions Financial Corp.	74,255	392,809
Zions Bancorporation	2,681	34,397
		1,212,209
Banks-Fiduciary — 1.2%
Northern Trust Corp.	1,738	91,071
State Street Corp.	9,600	417,984
The Bank of New York Mellon Corp.	112,800	3,155,016
		3,664,071
Banks-Super Regional — 5.4%
Capital One Financial Corp.	28,933	1,109,291
Comerica, Inc.	2,931	86,670
Fifth Third Bancorp	15,439	150,530
Huntington Bancshares, Inc.	13,877	50,651
KeyCorp	79,046	438,705
PNC Financial Services Group, Inc.	55,055	2,906,353
SunTrust Banks, Inc.	44,389	900,653
US Bancorp	109,021	2,454,063
Wells Fargo & Co.	337,805	9,117,357
		17,214,273
Beverages-Non-alcoholic — 0.5%
Coca-Cola Enterprises, Inc.	3,087	65,444
Dr Pepper Snapple Group, Inc.	2,418	68,430
PepsiCo, Inc.	21,900	1,331,520
		1,465,394
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	997	53,409
Constellation Brands, Inc., Class A†	3,872	61,681
		115,090
Brewery — 0.4%
Molson Coors Brewing Co., Class B	27,951	1,262,267
Broadcast Services/Program — 0.0%
Scripps Networks Interactive Inc., Class A	833	34,570
Building & Construction Products-Misc. — 0.1%
USG Corp.†	19,100	268,355
Building Products-Wood — 0.3%
Masco Corp.	61,269	846,125
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	24,158	262,598
Lennar Corp., Class A	3,129	39,957
Pulte Homes, Inc. †	6,129	61,290
		363,845
Cable/Satellite TV — 1.4%
Cablevision Systems Corp., Class A	32,300	833,986
Comcast Corp., Class A	193,652	3,264,973
Time Warner Cable, Inc.	6,840	283,107
		4,382,066
Casino Hotels — 0.1%
MGM Mirage†	29,800	271,776
Casino Services — 0.0%
International Game Technology	2,535	47,582
Cellular Telecom — 0.2%
MetroPCS Communications, Inc.†	5,061	38,615
Vodafone Group PLC(5)	207,300	480,045
		518,660
Chemicals-Diversified — 1.0%
E.I. du Pont de Nemours & Co.	36,570	1,231,312
PPG Industries, Inc.	1,101	64,452
The Dow Chemical Co.	67,198	1,856,681
		3,152,445
Chemicals-Specialty — 0.3%
Eastman Chemical Co.	1,411	84,999
International Flavors & Fragrances, Inc.	21,500	884,510
		969,509
Coal — 0.0%
CONSOL Energy, Inc.	2,000	99,600

1

Coatings/Paint — 0.4%
The Sherwin-Williams Co.	20,088	1,238,425
Commercial Services — 0.0%
Iron Mountain, Inc.†	1,576	35,870
Quanta Services, Inc.†	4,079	85,006
		120,876
Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	5,481	234,696
Equifax, Inc.	1,233	38,087
H&R Block, Inc.	12,591	284,809
Moody’s Corp.	1,942	52,046
Paychex, Inc.	2,743	84,046
Total System Services, Inc.	1,979	34,177
		727,861
Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	685	40,888
Computer Sciences Corp.†	20,282	1,166,823
		1,207,711
Computers — 1.0%
Dell, Inc.†	74,324	1,067,293
Hewlett-Packard Co.	39,167	2,017,492
		3,084,785
Computers-Memory Devices — 0.0%
SanDisk Corp.†	1,951	56,560
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,519	39,464
Consulting Services — 0.0%
SAIC, Inc.†	6,001	113,659
Consumer Products-Misc. — 0.8%
Clorox Co.	1,444	88,084
Fortune Brands, Inc.	34,746	1,501,027
Kimberly-Clark Corp.	16,169	1,030,127
		2,619,238
Containers-Metal/Glass — 0.4%
Ball Corp.	652	33,708
Owens-Illinois, Inc.†	1,571	51,639
Rexam PLC ADR	53,000	1,260,870
		1,346,217
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	2,098	62,206
Pactiv Corp.†	1,257	30,344
Sealed Air Corp.	3,082	67,372
		159,922
Cosmetics & Toiletries — 0.7%
The Procter & Gamble Co.	34,030	2,063,239
Cruise Lines — 0.1%
Carnival Corp.†	8,481	268,763
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	6,365	149,196
Fiserv, Inc.†	1,194	57,885
		207,081
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,031	36,260
Patterson Cos., Inc.†	740	20,705
		56,965
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	796	62,008
Distribution/Wholesale — 0.2%
Genuine Parts Co.	14,694	557,784
Diversified Banking Institutions — 7.4%
Bank of America Corp.	451,969	6,806,653
Citigroup, Inc.	378,496	1,252,822
JPMorgan Chase & Co.	260,498	10,854,952
Morgan Stanley	26,384	780,966
The Goldman Sachs Group, Inc.	15,987	2,699,245
UBS AG†	69,400	1,076,394
		23,471,032
Diversified Manufacturing Operations — 6.0%
3M Co.	30,221	2,498,370
Cooper Industries PLC, Class A	15,700	669,448
Dover Corp.	1,699	70,695
Eaton Corp.	9,518	605,535
General Electric Co.	576,669	8,725,002
Honeywell International, Inc.	24,900	976,080
Illinois Tool Works, Inc.	32,445	1,557,036
Ingersoll-Rand PLC	58,600	2,094,364
Leggett & Platt, Inc.	2,948	60,139
Parker Hannifin Corp.	3,118	167,998
Textron, Inc.	91,062	1,712,876
		19,137,543
Diversified Operations — 0.0%
Leucadia National Corp.†	2,282	54,289
E-Commerce/Services — 0.2%
eBay, Inc.†	28,300	666,182
Electric Products-Misc. — 0.1%
Emerson Electric Co.	8,612	366,871
Molex, Inc.	2,632	56,720
		423,591
Electric-Generation — 0.0%
The AES Corp.†	5,051	67,229
Electric-Integrated — 4.8%
Allegheny Energy, Inc.	3,285	77,132
Ameren Corp.	4,598	128,514
American Electric Power Co., Inc.	9,258	322,086
CMS Energy Corp.	4,453	69,734
Consolidated Edison, Inc.	5,452	247,684
Constellation Energy Group, Inc.	19,801	696,401
Dominion Resources, Inc.	11,601	451,511
DTE Energy Co.	3,199	139,444
Duke Energy Corp.	69,948	1,203,805
Edison International	22,116	769,195
Entergy Corp.	30,662	2,509,378
Exelon Corp.	31,930	1,560,419
FirstEnergy Corp.	14,614	678,820

2

FPL Group, Inc.	8,021	423,669
Integrys Energy Group, Inc.	1,482	62,229
Northeast Utilities	3,429	88,434
Pepco Holdings, Inc.	4,297	72,405
PG&E Corp.	23,116	1,032,129
Pinnacle West Capital Corp.	17,869	653,648
PPL Corp.	21,430	692,403
Progress Energy, Inc.	26,138	1,071,919
Public Service Enterprise Group, Inc.	9,826	326,715
SCANA Corp.	2,161	81,427
TECO Energy, Inc.	19,745	320,264
The Southern Co.	15,520	517,126
Wisconsin Energy Corp.	2,279	113,563
Xcel Energy, Inc.	47,090	999,250
		15,309,304
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	3,699	64,252
Electronic Components-Semiconductors — 1.8%
Advanced Micro Devices, Inc.†	5,355	51,836
Intel Corp.	194,319	3,964,108
LSI Corp.†	6,603	39,684
MEMC Electronic Materials, Inc.†	4,346	59,193
Microchip Technology, Inc.	1,572	45,682
Micron Technology, Inc.†	8,741	92,305
National Semiconductor Corp.	2,520	38,707
Texas Instruments, Inc.	57,953	1,510,255
		5,801,770
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	3,348	104,022
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	2,254	195,985
Engineering/R&D Services — 0.1%
Fluor Corp.	3,474	156,469
Jacobs Engineering Group, Inc.†	2,415	90,828
		247,297
Engines-Internal Combustion — 0.3%
Cummins, Inc.	23,450	1,075,417
Enterprise Software/Service — 0.0%
CA, Inc.	3,158	70,928
Novell, Inc.†	6,778	28,129
		99,057
Entertainment Software — 0.1%
Electronic Arts, Inc.†	24,071	427,260
Filtration/Separation Products — 0.1%
Pall Corp.	6,224	225,309
Finance-Consumer Loans — 0.3%
SLM Corp.†	70,415	793,577
Finance-Credit Card — 0.8%
American Express Co.	58,700	2,378,524
Discover Financial Services	10,534	154,955
		2,533,479
Finance-Investment Banker/Broker — 0.1%
E*Trade Financial Corp.†	30,044	52,577
The Charles Schwab Corp.	9,807	184,568
		237,145
Finance-Other Services — 0.2%
NYSE Euronext	23,466	593,690
The NASDAQ OMX Group, Inc.†	2,871	56,903
		650,593
Food-Confectionery — 0.5%
The Hershey Co.	41,560	1,487,432
The J.M. Smucker Co.	2,313	142,828
		1,630,260
Food-Dairy Products — 0.4%
Dean Foods Co.†	73,393	1,324,010
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,347	51,792
Tyson Foods, Inc., Class A	5,915	72,577
		124,369
Food-Misc. — 1.6%
Campbell Soup Co.	1,983	67,025
ConAgra Foods, Inc.	4,291	98,908
General Mills, Inc.	21,946	1,553,996
H.J. Heinz Co.	3,055	130,632
Kellogg Co.	2,030	107,996
Kraft Foods, Inc., Class A	57,783	1,570,542
McCormick & Co., Inc.	13,228	477,928
Nestle SA ADR	21,000	1,015,350
Sara Lee Corp.	13,534	164,844
		5,187,221
Food-Retail — 0.2%
Safeway, Inc.	7,867	167,488
SUPERVALU, Inc.	4,112	52,264
The Kroger Co.	12,626	259,212
		478,964
Food-Wholesale/Distribution — 0.5%
Sysco Corp.	51,900	1,450,086
Forestry — 0.2%
Plum Creek Timber Co., Inc.	1,862	70,309
Weyerhaeuser Co.	12,894	556,247
		626,556
Gas-Distribution — 0.5%
CenterPoint Energy, Inc.	20,365	295,496
Nicor, Inc.	877	36,922
NiSource, Inc.	72,049	1,108,114
Sempra Energy	4,779	267,528
		1,708,060
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	5,389	80,889
Hotel/Motels — 0.3%
Marriott International, Inc., Class A	29,530	804,693
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,247	21,698
Robert Half International, Inc.	1,410	37,689
		59,387

3

Independent Power Producers — 0.1%
NRG Energy, Inc.†	9,600	226,656
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,630	76,577
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,807	146,475
Airgas, Inc.	653	31,083
		177,558
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	2,274	46,821
Thermo Fisher Scientific, Inc.†	2,772	132,197
		179,018
Insurance Brokers — 0.8%
AON Corp.	30,002	1,150,277
Marsh & McLennan Cos., Inc.	60,254	1,330,408
		2,480,685
Insurance-Life/Health — 1.5%
Aflac, Inc.	5,630	260,388
Lincoln National Corp.	38,338	953,849
Principal Financial Group, Inc.	45,401	1,091,440
Prudential Financial, Inc.	3,782	188,192
Sun Life Financial, Inc.	22,900	657,688
Torchmark Corp.	1,607	70,628
Unum Group	73,842	1,441,396
		4,663,581
Insurance-Multi-line — 1.0%
ACE, Ltd.†	27,600	1,391,040
American International Group, Inc.†(1)	2,613	78,338
Assurant, Inc.	2,266	66,802
Cincinnati Financial Corp.	3,162	82,971
Genworth Financial, Inc., Class A†	9,483	107,632
Hartford Financial Services Group, Inc.	7,435	172,938
Loews Corp.	7,002	254,523
MetLife, Inc.	15,893	561,817
The Allstate Corp.	10,412	312,776
		3,028,837
Insurance-Property/Casualty — 0.8%
Chubb Corp.	15,326	753,733
The Progressive Corp.†	38,789	697,814
The Travelers Cos., Inc.	18,757	935,224
		2,386,771
Internet Security — 0.0%
Symantec Corp.†	5,198	92,992
VeriSign, Inc.†	2,234	54,152
		147,144
Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	30,876	1,198,606
Franklin Resources, Inc.	1,330	140,116
Legg Mason, Inc.	27,574	831,632
		2,170,354
Linen Supply & Related Items — 0.0%
Cintas Corp.	2,554	66,532
Machinery-Farming — 0.4%
Deere & Co.	24,293	1,314,008
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	693	36,292
Medical Instruments — 0.1%
Boston Scientific Corp.†	29,316	263,844
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,273	76,864
Medical Products — 2.2%
Baxter International, Inc.	5,842	342,809
Becton, Dickinson and Co.	2,222	175,227
CareFusion Corp.†	3,448	86,234
Covidien PLC	23,300	1,115,837
Johnson & Johnson	64,264	4,139,244
Zimmer Holdings, Inc.†	20,000	1,182,200
		7,041,551
Medical-Biomedical/Gene — 0.8%
Amgen, Inc.†	42,329	2,394,551
Genzyme Corp.†	2,572	126,054
		2,520,605
Medical-Drugs — 5.7%
Abbott Laboratories	44,911	2,424,745
Bristol-Myers Squibb Co.	56,815	1,434,579
Cephalon, Inc.†	798	49,803
Eli Lilly & Co.	36,926	1,318,627
Forest Laboratories, Inc.†	2,053	65,922
King Pharmaceuticals, Inc.†	4,810	59,019
Merck & Co., Inc.	150,148	5,486,408
Pfizer, Inc.	393,087	7,150,252
		17,989,355
Medical-Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	27,100	1,522,478
Medical-HMO — 1.0%
Aetna, Inc.	8,411	266,629
Coventry Health Care, Inc.†	2,871	69,737
Humana, Inc.†	3,295	144,618
UnitedHealth Group, Inc.	48,799	1,487,393
WellPoint, Inc.†	18,295	1,066,415
		3,034,792
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	8,403	45,292
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	5,596	145,888
Cardinal Health, Inc.	7,043	227,066
McKesson Corp.	5,201	325,063
		698,017
Metal-Aluminum — 0.3%
Alcoa, Inc.	51,310	827,117
Metal-Iron — 0.4%
Cliffs Natural Resources, Inc.	25,900	1,193,731
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	23,848	600,970
Multimedia — 2.1%
Meredith Corp.	710	21,904

4

News Corp., Class A	24,052	329,272
The McGraw-Hill Cos., Inc.	38,993	1,306,655
The Walt Disney Co.	77,937	2,513,468
Time Warner, Inc.	72,963	2,126,142
WPP PLC(5)	35,800	349,582
		6,647,023
Networking Products — 0.7%
Cisco Systems, Inc.†	94,200	2,255,148
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	1,638	20,508
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	43,377	1,228,003
Waste Management, Inc.	9,495	321,026
		1,549,029
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	4,026	91,632
Xerox Corp.	16,863	142,661
		234,293
Office Supplies & Forms — 0.3%
Avery Dennison Corp.	22,887	835,147
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd.†	1,980	43,342
Oil Companies-Exploration & Production — 1.2%
Anadarko Petroleum Corp.	18,800	1,173,496
Cabot Oil & Gas Corp.	827	36,049
Chesapeake Energy Corp.	12,575	325,441
Devon Energy Corp.	5,174	380,289
EQT Corp.	1,324	58,150
Occidental Petroleum Corp.	20,200	1,643,270
Questar Corp.	1,790	74,410
		3,691,105
Oil Companies-Integrated — 7.9%
BP PLC ADR	23,404	1,356,730
Chevron Corp.	76,407	5,882,575
ConocoPhillips	95,195	4,861,609
Exxon Mobil Corp.	80,815	5,510,775
Hess Corp.	28,951	1,751,535
Marathon Oil Corp.	66,946	2,090,054
Murphy Oil Corp.	24,920	1,350,664
Royal Dutch Shell PLC ADR	35,600	2,139,916
		24,943,858
Oil Refining & Marketing — 0.3%
Sunoco, Inc.	22,173	578,715
Tesoro Corp.	2,728	36,965
Valero Energy Corp.	10,952	183,446
		799,126
Oil-Field Services — 1.3%
Baker Hughes, Inc.	46,400	1,878,272
BJ Services Co.	21,195	394,227
Halliburton Co.	8,756	263,468
Schlumberger, Ltd.	20,300	1,321,327
Smith International, Inc.	4,800	130,416
		3,987,710
Paper & Related Products — 0.7%
International Paper Co.	59,708	1,598,980
MeadWestvaco Corp.	25,700	735,791
		2,334,771
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†	5,200	21,944
Pipelines — 0.4%
El Paso Corp.	6,397	62,883
Spectra Energy Corp.	36,833	755,445
The Williams Cos., Inc.	22,418	472,571
		1,290,899
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,984	88,724
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	3,163	46,971
The New York Times Co., Class A†	46,742	577,731
The Washington Post Co., Class B	120	52,752
		677,454
Quarrying — 0.3%
Vulcan Materials Co.	19,133	1,007,735
Real Estate Investment Trusts — 0.3%
Apartment Investment & Management Co., Class A	1,520	24,198
AvalonBay Communities, Inc.	853	70,040
Boston Properties, Inc.	1,696	113,751
Equity Residential	3,325	112,318
Health Care REIT, Inc.	1,479	65,549
Host Hotels & Resorts, Inc. †	12,259	143,063
Kimco Realty Corp.	7,796	105,480
Public Storage	1,342	109,306
Simon Property Group, Inc.	36	2,873
Vornado Realty Trust	1,978	138,341
		884,919
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc.	2,753	52,968
The Gap, Inc.	4,064	85,141
		138,109
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,797	34,413
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	30,200	1,166,626
Retail-Building Products — 1.4%
Home Depot, Inc.	133,503	3,862,242
Lowe’s Cos., Inc.	28,573	668,322
		4,530,564
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	1,284	28,171
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	2,431	47,405
Retail-Discount — 1.8%
Big Lots, Inc.†	1,606	46,542
Costco Wholesale Corp.	8,465	500,874
Family Dollar Stores, Inc.	2,684	74,696
Target Corp.	49,003	2,370,275

5

Wal-Mart Stores, Inc.	49,124	2,625,678
		5,618,065
Retail-Drug Store — 0.7%
CVS Caremark Corp.	55,572	1,789,974
Walgreen Co.	7,674	281,789
		2,071,763
Retail-Jewelry — 0.2%
Tiffany & Co.	15,100	649,300
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	4,577	121,794
Sears Holdings Corp.†	941	78,526
		200,320
Retail-Office Supplies — 0.4%
Office Depot, Inc.†	5,334	34,404
Staples, Inc.	53,093	1,305,557
		1,339,961
Retail-Regional Department Stores — 0.2%
Macy’s, Inc.	28,774	482,252
Retail-Restaurants — 0.7%
Darden Restaurants, Inc.	977	34,263
McDonald’s Corp.	36,249	2,263,388
		2,297,651
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	4,702	66,298
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	6,794	113,460
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	35,991	1,136,596
Maxim Integrated Products, Inc.	35,800	726,740
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	101,600	1,162,304
		3,025,640
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	45,745	637,685
KLA-Tencor Corp.	1,856	67,113
Novellus Systems, Inc.†	1,014	23,667
		728,465
Steel-Producers — 0.9%
AK Steel Holding Corp.	828	17,678
Nucor Corp.	26,186	1,221,577
Steel Dynamics, Inc.	79,600	1,410,512
United States Steel Corp.	2,782	153,344
		2,803,111
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	838	37,517
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	1,553	12,812
Telecommunication Equipment — 0.0%
Harris Corp.	950	45,173
Tellabs, Inc.†	4,861	27,610
		72,783
Telephone-Integrated — 3.7%
AT&T, Inc.	228,402	6,402,108
CenturyTel, Inc.	5,780	209,294
Frontier Communications Corp.	6,054	47,282
Qwest Communications International, Inc.	188,141	792,073
Sprint Nextel Corp.†	125,723	460,146
Verizon Communications, Inc.	113,757	3,768,769
Windstream Corp.	4,837	53,159
		11,732,831
Television — 0.0%
CBS Corp., Class B	7,099	99,741
Tobacco — 1.3%
Altria Group, Inc.	27,768	545,086
Lorillard, Inc.	15,974	1,281,594
Philip Morris International, Inc.	45,303	2,183,152
Reynolds American, Inc.	3,282	173,847
		4,183,679
Tools-Hand Held — 0.7%
Black & Decker Corp.	8,268	536,014
Snap-On, Inc.	1,120	47,331
The Stanley Works	29,746	1,532,217
		2,115,562
Toys — 0.7%
Mattel, Inc.	109,173	2,181,277
Transport-Rail — 0.2%
CSX Corp.	2,818	136,645
Norfolk Southern Corp.	4,069	213,297
Union Pacific Corp.	4,113	262,821
		612,763
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	1,174	68,949
Expeditors International of Washington, Inc.	1,971	68,453
FedEx Corp.	6,065	506,124
Ryder System, Inc.	1,086	44,711
United Parcel Service, Inc., Class B	30,004	1,721,329
		2,409,566
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co., Class A	2,306	100,772
Web Portals/ISP — 0.1%
Yahoo!, Inc.†	10,861	182,248
Wireless Equipment — 0.1%
Motorola, Inc.†	44,855	348,075
Total Common Stock (cost $321,301,998)		306,620,441
PREFERRED STOCK — 0.3%
Diversified Banking Institutions — 0.3%
Bank of America Corp. 10.00% (cost $993,000)	66,200	987,704
EXCHANGE TRADED FUND — 0.8%
Finance-Investment Banker/Broker — 0.8%
iShares S&P 500 Value Index Fund (cost $2,394,039)	45,300	2,401,353

6

CONVERTIBLE BONDS & NOTES — 0.2%
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 4.25% due 12/15/36 (cost $252,316)	503,000	635,038
Total Long-Term Investment Securities (cost $324,941,353)		310,644,536

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Company — 1.1%
T.Rowe Price Reserve Investment Fund	3,337,866	3,337,866
U.S. Government Treasury — 0.0%
United States Treasury Bills 0.06% due 02/11/10(2)	$50,000	49,996
Total Short-Term Investment Securities (cost $3,387,863)		3,387,862
REPURCHASE AGREEMENTS — 0.5%
Banc of America Securities Joint Repurchase Agreement(4)	1,345,000	1,345,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	334,000	334,000
Total Repurchase Agreements (cost $1,679,000)		1,679,000
TOTAL INVESTMENTS (cost $330,008,216)(3)	99.8%	315,711,398
Other assets less liabilities	0.2	750,854
NET ASSETS	100.0%	$316,462,252

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)

Security was valued using fair value procedures at December 31,2009. The aggregate value of these securities was $829,627 representing 0.3% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities

Open Futures Contracts
				Market	Market	Unrealized
Number of				Value at Trade	Value as of	Appreciation
Contracts	Type	Description	Expiration Month	Date	December 31, 2009	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	March 2010	$523,820	$522,600	$(1,220)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Banks - Super Regional	$17,214,273	$—		$—	$17,214,273
Diversified Banking Institutions	23,471,032	—		—	23,471,032
Diversified Manufactoring Operations	19,137,543	—		—	19,137,543
Medical - Drugs	17,989,355	—		—	17,989,355
Oil Companies-Intergrated	24,943,858	—		—	24,943,858
Other Industries*	203,034,753	829,627	+	—	203,864,380
Preferred Stock	987,704	—		—	987,704
Exchange Traded Fund	2,401,353	—		—	2,401,353
Convertible Bonds & Notes	—	635,038		—	635,038
Short-Term Investment Securities:
Registered Investment Company	—	3,337,866		—	3,337,866
U.S. Government Treasury	—	49,996		—	49,996
Repurchase Agreements	—	1,679,000		—	1,679,000
Other Financial Instruments@
Open Futures Contracts - Depreciation	(1,220)	—		—	(1,220)

Total	$309,178,651	$6,531,527		$—	$315,710,178

+

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
@

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

7

seasons series trust

mid cap growth portfolio

Portfolio of Investments — December 31, 2009

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 99.3%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	1,600	$62,640
Advertising Sales — 0.5%
Focus Media Holding, Ltd. ADR†	28,200	446,970
Aerospace/Defense — 0.5%
Empressa Brasileira de Aeronautica SA ADR	2,400	53,064
Rockwell Collins, Inc.	6,017	333,101
Spirit Aerosystems Holdings, Inc., Class A†	691	13,723
TransDigm Group, Inc.	2,089	99,207
		499,095
Aerospace/Defense-Equipment — 1.0%
Alliant Techsystems, Inc.†	1,341	118,370
BE Aerospace, Inc.†	16,886	396,821
Elbit Systems, Ltd.	1,000	64,970
Goodrich Corp.	5,837	375,027
		955,188
Agricultural Chemicals — 1.1%
CF Industries Holdings, Inc.	5,490	498,382
Intrepid Potash, Inc.†	15,900	463,803
Terra Industries, Inc.	3,516	113,180
		1,075,365
Airlines — 1.1%
AMR Corp.†	6,545	50,593
Continental Airlines, Inc., Class B†	2,729	48,904
Copa Holdings SA, Class A	585	31,865
Delta Air Lines, Inc.†	15,188	172,839
JetBlue Airways Corp.†	57,800	315,010
Skywest, Inc.	3,500	59,220
Southwest Airlines Co.	10,075	115,157
US Airways Group, Inc.†	52,200	252,648
		1,046,236
Apparel Manufacturers — 1.8%
Coach, Inc.	30,650	1,119,644
Hanesbrands, Inc.†	20,589	496,401
Polo Ralph Lauren Corp.	1,020	82,600
VF Corp.	384	28,124
		1,726,769
Applications Software — 2.0%
American Reprographics Co.†	3,800	26,638
Check Point Software Technologies, Ltd.†	2,000	67,760
Citrix Systems, Inc.†	6,661	277,164
Emdeon, Inc., Class A†	416	6,344
Intuit, Inc.†	14,363	441,088
Nuance Communications, Inc.†	4,093	63,605
Red Hat, Inc.†	24,050	743,145
Salesforce.com, Inc.†	4,432	326,949
		1,952,693
Auction House/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.	5,900	132,337
Audio/Video Products — 0.0%
Harman International Industries, Inc.	741	26,142
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp.†	1,222	47,230
PACCAR, Inc.	1,300	47,151
		94,381
Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.	2,127	70,659
Federal-Mogul Corp., Class A†	129	2,232
TRW Automotive Holdings Corp.†	292	6,973
WABCO Holdings, Inc.	3,316	85,519
		165,383
Banks-Commercial — 0.7%
BOK Financial Corp.	139	6,605
CapitalSource, Inc.	812	3,224
City National Corp.	2,400	109,440
Commerce Bancshares, Inc.	417	16,146
First Horizon National Corp.†	7,702	103,207
Fortis†(1)	72,674	269,247
Marshall & Ilsley Corp.	21,500	117,175
SVB Financial Group†	1,400	58,366
		683,410
Banks-Fiduciary — 0.2%
Northern Trust Corp.	4,600	241,040
Banks-Super Regional — 0.1%
KeyCorp	17,600	97,680
Batteries/Battery Systems — 0.1%
A123 Systems, Inc.†	387	8,684
Energizer Holdings, Inc.†	1,143	70,043
		78,727
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc.	5,168	109,561
Hansen Natural Corp.†	1,339	51,418
Pepsi Bottling Group, Inc.	2,212	82,950
		243,929
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	6,224	333,420
Brewery — 0.0%
Molson Coors Brewing Co., Class B	148	6,684
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class C†	11,046	292,940
Liberty Media-Starz†	1,400	64,610
Scripps Networks Interactive Inc., Class A	1,039	43,118
		400,668
Building & Construction Products-Misc. — 0.0%
Armstrong World Industries, Inc.†	183	7,124
Owens Corning, Inc.†	706	18,102
		25,226
Building Products-Air & Heating — 0.3%
Lennox International, Inc.	7,617	297,368
Building Products-Cement — 0.5%
Eagle Materials, Inc.	16,360	426,178
Martin Marietta Materials, Inc.	333	29,774
		455,952
Building Products-Wood — 0.5%
Masco Corp.	33,271	459,473

1

Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	376	11,806
Building-Residential/Commercial — 0.8%
D.R. Horton, Inc.	32,900	357,623
KB Home	1,417	19,385
Lennar Corp., Class A	2,400	30,648
MDC Holdings, Inc.	290	9,002
MRV Engenharia e Participacoes SA(1)	23,500	187,592
NVR, Inc.†	20	14,214
Pulte Homes, Inc.	17,788	177,880
Toll Brothers, Inc.†	1,900	35,739
		832,083
Cable TV — 0.1%
Shaw Communications, Inc., Class B	2,700	55,539
Cable/Satellite TV — 0.1%
Cablevision Systems Corp., Class A	4,100	105,862
Casino Hotels — 0.6%
Las Vegas Sands Corp.†	4,438	66,304
MGM Mirage†	47,996	437,723
Wynn Resorts, Ltd.	1,100	64,053
		568,080
Casino Services — 0.5%
Bally Technologies, Inc.†	8,100	334,449
International Game Technology	9,650	181,130
Scientific Games Corp., Class A†	1,198	17,431
		533,010
Cellular Telecom — 0.3%
Leap Wireless International, Inc.†	4,694	82,380
MetroPCS Communications, Inc.†	11,601	88,515
NII Holdings, Inc.†	2,779	93,319
		264,214
Chemicals-Diversified — 0.3%
Celanese Corp., Class A	2,825	90,683
FMC Corp.	1,216	67,804
Sociedad Quimica y Minera de Chile SA ADR	3,200	120,224
		278,711
Chemicals-Specialty — 1.3%
Albemarle Corp.	1,808	65,757
Ashland, Inc.	119	4,715
Ecolab, Inc.	9,256	412,632
Huabao International Holdings, Ltd.(1)	397,770	429,417
International Flavors & Fragrances, Inc.	1,455	59,859
Lubrizol Corp.	1,158	84,476
Sigma-Aldrich Corp.	4,604	232,640
Valhi, Inc.	25	349
		1,289,845
Coal — 1.8%
Alpha Natural Resources, Inc.†	2,354	102,117
Arch Coal, Inc.	3,781	84,127
CONSOL Energy, Inc.	5,754	286,549
Massey Energy Co.	12,040	505,800
Peabody Energy Corp.	11,100	501,831
Walter Energy, Inc.	3,239	243,929
		1,724,353
Coatings/Paint — 0.3%
RPM International, Inc.	1,327	26,978
The Sherwin-Williams Co.	4,066	250,669
		277,647
Coffee — 0.5%
Green Mountain Coffee Roasters, Inc.†	6,271	510,898
Commercial Services — 0.4%
Alliance Data Systems Corp.†	1,044	67,432
Convergys Corp.†	259	2,785
Iron Mountain, Inc.†	7,233	164,623
Quanta Services, Inc.†	6,900	143,796
Weight Watchers International, Inc.	64	1,866
		380,502
Commercial Services-Finance — 1.9%
Equifax, Inc.	3,535	109,196
Global Payments, Inc.	3,282	176,769
H&R Block, Inc.	6,679	151,079
Interactive Data Corp.	344	8,703
Lender Processing Services, Inc.	1,884	76,603
Moody’s Corp.	8,889	238,225
Morningstar, Inc.†	367	17,741
Paychex, Inc.	14,186	434,659
SEI Investments Co.	4,738	83,010
The Western Union Co.	27,020	509,327
Total System Services, Inc.	2,321	40,084
		1,845,396
Computer Aided Design — 0.4%
ANSYS, Inc.†	4,625	201,003
Autodesk, Inc.†	7,940	201,755
		402,758
Computer Services — 0.7%
Affiliated Computer Services, Inc., Class A†	1,079	64,406
Cognizant Technology Solutions Corp., Class A†	11,221	508,311
Computer Sciences Corp.†	1,200	69,036
DST Systems, Inc.†	671	29,222
IHS, Inc., Class A†	930	50,973
		721,948
Computers — 0.1%
Palm, Inc.†	6,800	68,272
Computers-Integrated Systems — 0.4%
Brocade Communications Systems, Inc.†	2,808	21,425
Diebold, Inc.	1,155	32,860
Jack Henry & Associates, Inc.	2,000	46,240
MICROS Systems, Inc.†	5,261	163,249
NCR Corp.†	3,170	35,282
Teradata Corp.†	2,772	87,124
		386,180
Computers-Memory Devices — 3.3%
NetApp, Inc.†	26,238	902,325
SanDisk Corp.†	21,536	624,329
Seagate Technology	85,513	1,555,481

2

Western Digital Corp.†	3,952	174,481
		3,256,616
Computers-Periphery Equipment — 0.1%
Logitech International SA†	3,200	54,720
Consulting Services — 0.4%
FTI Consulting, Inc.†	1,000	47,160
Genpact, Ltd.†	5,472	81,533
SAIC, Inc.†	5,761	109,113
The Corporate Executive Board Co.	1,900	43,358
Verisk Analytics, Inc., Class A†	3,460	104,769
		385,933
Consumer Products-Misc. — 1.0%
Clorox Co.	6,216	379,176
Jarden Corp.	19,800	612,018
The Scotts Miracle-Gro Co., Class A	890	34,986
		1,026,180
Containers-Metal/Glass — 0.2%
Ball Corp.	1,198	61,937
Crown Holdings, Inc.†	3,157	80,756
Owens-Illinois, Inc.†	2,698	88,683
		231,376
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	207	4,763
Pactiv Corp.†	2,105	50,815
		55,578
Cosmetics & Toiletries — 1.0%
Alberto-Culver Co.	1,446	42,353
Avon Products, Inc.	26,300	828,450
The Estee Lauder Cos., Inc., Class A	2,182	105,522
		976,325
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.†	765	19,339
Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	1,729	39,006
Dun & Bradstreet Corp.	2,542	214,469
Fidelity National Information Services, Inc.	6,450	151,188
Fiserv, Inc.†	5,012	242,982
		647,645
Decision Support Software — 0.1%
MSCI, Inc., Class A†	1,963	62,423
Dental Supplies & Equipment — 0.3%
DENTSPLY International, Inc.	5,823	204,795
Patterson Cos., Inc.†	4,159	116,369
		321,164
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	2,047	87,816
Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†	3,759	200,881
Inverness Medical Innovations, Inc.†	720	29,887
Qiagen NV†	3,700	82,584
		313,352
Dialysis Centers — 0.2%
DaVita, Inc.†	3,737	219,511
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	4,557	354,990
Distribution/Wholesale — 1.0%
Fastenal Co.	6,199	258,126
LKQ Corp.†	2,739	53,657
Pool Corp.	16,860	321,689
WESCO International, Inc.†	453	12,236
WW Grainger, Inc.	3,211	310,921
		956,629
Diversified Manufacturing Operations — 1.9%
Carlisle Cos., Inc.	338	11,580
Crane Co.	518	15,861
Dover Corp.	2,590	107,770
Hansen Transmissions International NV†(1)	175,862	309,418
Harsco Corp.	2,770	89,277
Illinois Tool Works, Inc.	8,970	430,470
Ingersoll-Rand PLC	20,400	729,096
ITT Corp.	1,538	76,500
Leggett & Platt, Inc.	1,939	39,556
Pentair, Inc.	556	17,959
Teleflex, Inc.	317	17,083
The Brink’s Co.	948	23,074
		1,867,644
Diversified Operations — 0.0%
Leucadia National Corp.†	1,352	32,164
E-Commerce/Products — 0.3%
Blue Nile, Inc.†	4,200	265,986
E-Commerce/Services — 1.0%
Ctrip.com International, Ltd. ADR†	6,000	431,160
Expedia, Inc.†	7,988	205,371
IAC/InterActive Corp.†	855	17,510
NetFlix, Inc.†	771	42,513
priceline.com, Inc.†	1,465	320,103
		1,016,657
Electric Products-Misc. — 0.2%
AMETEK, Inc.	5,515	210,894
Molex, Inc.	231	4,978
		215,872
Electric-Generation — 0.1%
The AES Corp.†	10,570	140,687
Electric-Integrated — 0.4%
Allegheny Energy, Inc.	2,017	47,359
Constellation Energy Group, Inc.	3,024	106,354
DPL, Inc.	300	8,280
Integrys Energy Group, Inc.	342	14,361
NV Energy, Inc.	1,970	24,389
PPL Corp.	7,382	238,512
		439,255
Electric-Transmission — 0.1%
ITC Holdings Corp.	968	50,423

3

Electronic Components-Misc. — 0.9%
AVX Corp.	214	2,711
Garmin, Ltd.	1,798	55,199
Gentex Corp.	6,443	115,008
Jabil Circuit, Inc.	39,417	684,673
Vishay Intertechnology, Inc.†	809	6,755
		864,346
Electronic Components-Semiconductors — 3.5%
Advanced Micro Devices, Inc.†	5,815	56,289
Altera Corp.	15,084	341,351
Broadcom Corp., Class A†	14,675	461,529
Cree, Inc.†	2,032	114,544
Fairchild Semiconductor International, Inc.†	3,300	32,967
International Rectifier Corp.†	649	14,356
Intersil Corp., Class A	4,837	74,199
MEMC Electronic Materials, Inc.†	7,779	105,950
Microchip Technology, Inc.	8,127	236,171
Micron Technology, Inc.†	2,885	30,466
National Semiconductor Corp.	13,805	212,045
NVIDIA Corp.†	19,751	368,949
ON Semiconductor Corp.†	14,874	131,040
QLogic Corp.†	6,567	123,919
Rambus, Inc.†	2,021	49,312
Rovi Corp.†	3,896	124,165
Silicon Laboratories, Inc.†	2,991	144,585
Skyworks Solutions, Inc.†	34,900	495,231
Xilinx, Inc.	14,294	358,208
		3,475,276
Electronic Connectors — 0.3%
Amphenol Corp., Class A	6,372	294,259
Thomas & Betts Corp.†	341	12,204
		306,463
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	5,239	31,382
Synopsys, Inc.†	4,002	89,164
		120,546
Electronic Forms — 0.5%
Adobe Systems, Inc.†	12,150	446,877
Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.†	6,750	209,722
FLIR Systems, Inc.†	5,162	168,901
Itron, Inc.†	1,714	115,815
National Instruments Corp.	3,674	108,199
Trimble Navigation, Ltd.†	23,069	581,339
		1,183,976
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	979	28,988
Avnet, Inc.†	999	30,130
		59,118
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	600	81,240
GT Solar International, Inc.†	8,900	49,484
		130,724
Engineering/R&D Services — 1.0%
Aecom Technology Corp.†	1,850	50,875
Fluor Corp.	8,936	402,477
Foster Wheeler AG†	4,000	117,760
Jacobs Engineering Group, Inc.†	2,426	91,242
McDermott International, Inc.†	11,399	273,690
The Shaw Group, Inc.†	1,357	39,014
URS Corp.†	212	9,438
		984,496
Engines-Internal Combustion — 0.2%
Cummins, Inc.	3,605	165,325
Enterprise Software/Service — 1.3%
BMC Software, Inc.†	15,385	616,939
CA, Inc.	11,288	253,528
Concur Technologies, Inc.†	6,680	285,570
Novell, Inc.†	3,191	13,243
Sybase, Inc.†	1,636	71,002
		1,240,282
Entertainment Software — 0.2%
Electronic Arts, Inc.†	10,060	178,565
Filtration/Separation Products — 0.4%
CLARCOR, Inc.	2,000	64,880
Donaldson Co., Inc.	3,916	166,587
Pall Corp.	4,813	174,230
		405,697
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	557	10,605
Finance-Consumer Loans — 0.1%
SLM Corp.†	8,934	100,686
The Student Loan Corp.	8	373
		101,059
Finance-Investment Banker/Broker — 0.6%
Greenhill & Co., Inc.	408	32,738
Interactive Brokers Group, Inc., Class A†	2,400	42,528
Investment Technology Group, Inc.†	73	1,438
Jefferies Group, Inc.†	1,753	41,599
Lazard, Ltd., Class A	5,490	208,455
optionsXpress Holdings, Inc.	3,400	52,530
TD Ameritrade Holding Corp.†	13,245	256,688
		635,976
Finance-Other Services — 0.6%
IntercontinentalExchange, Inc.†	3,834	430,558
NYSE Euronext	4,333	109,625
The NASDAQ OMX Group, Inc.†	1,151	22,813
		562,996
Food-Baking — 0.0%
Flowers Foods, Inc.	1,269	30,151
Food-Confectionery — 0.2%
The Hershey Co.	3,851	137,827
The J.M. Smucker Co.	1,300	80,275
		218,102
Food-Dairy Products — 0.1%
Dean Foods Co.†	3,520	63,501

4

Food-Meat Products — 0.0%
Hormel Foods Corp.	139	5,345
Smithfield Foods, Inc.†	185	2,810
		8,155
Food-Misc. — 0.8%
Campbell Soup Co.	5,630	190,294
H.J. Heinz Co.	5,008	214,142
McCormick & Co., Inc.	9,264	334,708
Sara Lee Corp.	3,442	41,924
		781,068
Food-Retail — 0.2%
Whole Foods Market, Inc.†	7,383	202,663
Forestry — 0.0%
Plum Creek Timber Co., Inc.	1,160	43,802
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	483	9,100
Garden Products — 0.0%
Toro Co.	707	29,560
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	6,435	93,372
Gold Mining — 0.2%
Agnico-Eagle Mines, Ltd.	3,200	172,800
Royal Gold, Inc.	212	9,985
		182,785
Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†	4,877	269,064
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	916	13,749
Home Furnishings — 0.4%
Tempur-Pedic International, Inc.†	15,660	370,046
Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	510	12,235
Kinetic Concepts, Inc.†	443	16,679
		28,914
Hotels/Motels — 0.5%
Choice Hotels International, Inc.	2,763	87,477
Hyatt Hotels Corp., Class A†	1,955	58,278
Marriott International, Inc., Class A	8,639	235,413
Starwood Hotels & Resorts Worldwide, Inc.	3,179	116,256
Wyndham Worldwide Corp.	1,529	30,840
		528,264
Human Resources — 0.5%
Hewitt Associates, Inc., Class A†	3,140	132,696
Manpower, Inc.	1,200	65,496
Monster Worldwide, Inc.†	4,615	80,301
Robert Half International, Inc.	6,308	168,613
		447,106
Identification Systems — 0.0%
Cogent, Inc.†	4,700	48,833
Independent Power Producers — 0.3%
Calpine Corp.†	15,390	169,290
NRG Energy, Inc.†	6,700	158,187
Ormat Technologies, Inc.	399	15,098
		342,575
Industrial Audio & Video Products — 0.2%
Dolby Laboratories, Inc., Class A†	4,917	234,688
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	2,389	112,235
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	800	64,848
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	663	69,608
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	515	10,604
Waters Corp.†	3,798	235,324
		245,928
Insurance Brokers — 0.2%
AON Corp.	2,700	103,518
Arthur J. Gallagher & Co.	1,793	40,360
Brown & Brown, Inc.	1,707	30,675
Erie Indemnity Co., Class A	420	16,388
Marsh & McLennan Cos., Inc.	798	17,620
		208,561
Insurance-Life/Health — 0.3%
Lincoln National Corp.	1,849	46,003
Principal Financial Group, Inc.	9,511	228,645
		274,648
Insurance-Multi-line — 0.1%
American International Group, Inc.†(2)	885	26,532
Assurant, Inc.	1,700	50,116
CNA Financial Corp.†	253	6,072
Genworth Financial, Inc., Class A†	4,091	46,433
		129,153
Insurance-Property/Casualty — 0.3%
Arch Capital Group, Ltd.†	1,100	78,705
Fidelity National Financial, Inc., Class A	703	9,462
HCC Insurance Holdings, Inc.	2,900	81,113
The Hanover Insurance Group, Inc.	79	3,510
The Progressive Corp.†	1,331	23,945
WR Berkley Corp.	3,464	85,353
		282,088
Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	2,395	68,042
Endurance Specialty Holdings, Ltd.	340	12,658
Reinsurance Group of America, Inc.	116	5,527
RenaissanceRe Holdings, Ltd.	1,200	63,780
Validus Holdings, Ltd.	276	7,436
		157,443
Internet Content-Information/News — 0.1%
Baidu, Inc. ADR†	150	61,685
WebMD Health Corp., Class A†	1,078	41,492
		103,177
Internet Infrastructure Software — 0.4%
Akamai Technologies, Inc.†	7,703	195,117

5

F5 Networks, Inc.†	3,046	161,377
		356,494
Internet Security — 0.9%
McAfee, Inc.†	15,998	649,039
Symantec Corp.†	2,500	44,725
VeriSign, Inc.†	8,403	203,689
		897,453
Intimate Apparel — 0.7%
The Warnaco Group, Inc.†	16,310	688,119
Investment Management/Advisor Services — 2.0%
Affiliated Managers Group, Inc.†	806	54,284
Ameriprise Financial, Inc.	13,491	523,720
Artio Global Investors, Inc.†	1,500	38,235
Eaton Vance Corp.	5,893	179,206
Federated Investors, Inc., Class B	3,744	102,960
GLG Partners, Inc.	3,872	12,468
Invesco, Ltd.	20,877	490,401
Janus Capital Group, Inc.	11,355	152,725
T. Rowe Price Group, Inc.	5,027	267,688
Waddell & Reed Financial, Inc., Class A	3,272	99,927
		1,921,614
Lasers-System/Components — 0.1%
Cymer, Inc.†	1,600	61,408
II-VI, Inc.†	2,100	66,780
		128,188
Leisure Products — 0.1%
WMS Industries, Inc.†	2,743	109,720
Linen Supply & Related Items — 0.0%
Cintas Corp.	485	12,634
Machinery-Construction & Mining — 0.3%
Bucyrus International, Inc.	318	17,925
Joy Global, Inc.	4,064	209,662
Terex Corp.†	3,300	65,373
		292,960
Machinery-Electrical — 0.4%
Regal-Beloit Corp.	7,340	381,240
Machinery-General Industrial — 0.4%
IDEX Corp.	2,890	90,024
Roper Industries, Inc.	3,428	179,524
Wabtec Corp.	2,451	100,099
		369,647
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	3,169	89,873
Machinery-Pumps — 0.3%
Flowserve Corp.	2,103	198,797
Graco, Inc.	2,756	78,739
		277,536
Medical Information Systems — 0.4%
Allscripts-Misys Healthcare Solutions, Inc.†	3,999	80,900
Cerner Corp.†	3,221	265,539
IMS Health, Inc.	840	17,690
		364,129
Medical Instruments — 2.3%
ArthroCare Corp.†	2,300	54,510
Beckman Coulter, Inc.	6,048	395,781
Edwards Lifesciences Corp.†	6,137	532,999
Intuitive Surgical, Inc.†	3,135	950,908
St. Jude Medical, Inc.†	3,800	139,764
Techne Corp.	2,525	173,114
		2,247,076
Medical Labs & Testing Services — 0.9%
Covance, Inc.†	2,359	128,731
Laboratory Corp. of America Holdings†	4,336	324,506
Quest Diagnostics, Inc.	6,709	405,089
		858,326
Medical Products — 0.9%
American Medical Systems Holdings, Inc.†	3,300	63,657
CareFusion Corp.†	6,100	152,561
Henry Schein, Inc.†	4,075	214,345
Hospira, Inc.†	3,157	161,007
Varian Medical Systems, Inc.†	4,868	228,066
Zimmer Holdings, Inc.†	1,100	65,021
		884,657
Medical-Biomedical/Gene — 1.8%
Abraxis Bioscience, Inc.†	142	5,758
Alexion Pharmaceuticals, Inc.†	3,238	158,079
Amylin Pharmaceuticals, Inc.†	8,161	115,805
Bio-Rad Laboratories, Inc., Class A†	381	36,751
Biogen Idec, Inc.†	1,100	58,850
Charles River Laboratories International, Inc.†	2,471	83,248
Dendreon Corp.†	2,261	59,419
Human Genome Sciences, Inc.†	2,700	82,620
Illumina, Inc.†	6,223	190,735
Life Technologies Corp.†	5,944	310,455
Martek Biosciences Corp.†	1,200	22,728
Millipore Corp.†	1,891	136,814
Myriad Genetics, Inc.†	4,360	113,796
OSI Pharmaceuticals, Inc.†	1,155	35,840
Talecris Biotherapeutics Holdings Corp.†	957	21,312
United Therapeutics Corp.†	904	47,596
Vertex Pharmaceuticals, Inc.†	7,675	328,874
		1,808,680
Medical-Drugs — 1.6%
Allergan, Inc.	1,522	95,901
Auxilium Pharmaceuticals, Inc.†	16,400	491,672
Cephalon, Inc.†	2,954	184,359
Daiichi Sankyo Co., Ltd.(1)	18,710	391,473
Elan Corp. PLC ADR†	7,200	46,944
Shionogi & Co., Ltd.(1)	12,900	278,983
Shire PLC ADR	1,100	64,570
Valeant Pharmaceuticals International†	1,354	43,044
		1,596,946

6

Medical-Generic Drugs — 0.6%
Mylan, Inc.†	4,291	79,083
Perrigo Co.	3,459	137,807
Watson Pharmaceuticals, Inc.†	9,530	377,483
		594,373
Medical-HMO — 1.1%
CIGNA Corp.	2,861	100,908
Coventry Health Care, Inc.†	18,062	438,726
Health Net, Inc.†	2,400	55,896
Humana, Inc.†	11,069	485,818
		1,081,348
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	3,319	118,156
Health Management Associates, Inc., Class A†	4,881	35,485
Tenet Healthcare Corp.†	6,363	34,297
Universal Health Services, Inc., Class B	136	4,148
		192,086
Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings, Inc.†	2,202	81,738
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	5,204	135,668
Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	6,266	691,453
Metal-Iron — 0.5%
Cliffs Natural Resources, Inc.	10,556	486,526
Mining — 0.1%
Eldorado Gold Corp.†	4,000	56,680
Motion Pictures & Services — 0.4%
DreamWorks Animation SKG, Inc., Class A†	10,500	419,475
Multimedia — 0.6%
FactSet Research Systems, Inc.	2,963	195,173
The McGraw-Hill Cos., Inc.	11,688	391,665
		586,838
Music — 0.0%
Warner Music Group Corp.†	79	447
Networking Products — 1.2%
Atheros Communications, Inc.†	18,320	627,277
Juniper Networks, Inc.†	21,300	568,071
		1,195,348
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	5,748	162,726
Waste Connections, Inc.†	3,069	102,320
		265,046
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	429	15,654
Oil & Gas Drilling — 0.6%
Atwood Oceanics, Inc.†	946	33,914
Diamond Offshore Drilling, Inc.	2,659	261,699
Helmerich & Payne, Inc.	634	25,284
Karoon Gas Australia, Ltd.†(1)	13,111	123,194
Nabors Industries, Ltd.†	2,700	59,103
Patterson-UTI Energy, Inc.	453	6,954
Pride International, Inc.†	1,576	50,290
Rowan Cos., Inc.†	405	9,169
Seahawk Drilling, Inc.†	108	2,434
		572,041
Oil Companies-Exploration & Production — 1.5%
Bill Barrett Corp.†	1,700	52,887
Cabot Oil & Gas Corp.	3,300	143,847
CNX Gas Corp.†	498	14,701
Cobalt International Energy, Inc.†	3,400	47,056
Comstock Resources, Inc.†	76	3,083
Concho Resources, Inc.†	4,700	211,030
Continental Resources, Inc.†	298	12,781
EQT Corp.	2,574	113,050
EXCO Resources, Inc.	2,444	51,886
Forest Oil Corp.†	5,471	121,730
Mariner Energy, Inc.†	6,127	71,135
Newfield Exploration Co.†	2,300	110,929
Petrohawk Energy Corp.†	5,923	142,093
Plains Exploration & Production Co.†	1,503	41,573
Quicksilver Resources, Inc.†	2,319	34,808
Range Resources Corp.	441	21,984
SandRidge Energy, Inc.†	3,200	30,176
Southwestern Energy Co.†	1,700	81,940
St. Mary Land & Exploration Co.	313	10,717
Ultra Petroleum Corp.†	2,600	129,636
		1,447,042
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	2,200	119,240
Oil Field Machinery & Equipment — 0.8%
Cameron International Corp.†	9,058	378,624
Complete Production Services, Inc.†	2,200	28,600
Dresser-Rand Group, Inc.†	1,604	50,703
FMC Technologies, Inc.†	5,732	331,539
		789,466
Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	1,548	18,638
Holly Corp.	809	20,734
Sunoco, Inc.	1,400	36,540
Tesoro Corp.	1,147	15,542
		91,454
Oil-Field Services — 0.9%
Baker Hughes, Inc.	8,900	360,272
Core Laboratories NV	1,300	153,556
Exterran Holdings, Inc.†	589	12,634
Oceaneering International, Inc.†	2,672	156,365
Smith International, Inc.	5,700	154,869
TETRA Technologies, Inc.†	5,600	62,048
		899,744
Patient Monitoring Equipment — 0.0%
Masimo Corp.†	1,500	45,630
Pharmacy Services — 0.6%
Omnicare, Inc.	988	23,890
SXC Health Solutions Corp.†	11,300	609,635
		633,525

7

Physicians Practice Management — 0.0%
MEDNAX, Inc.†	301	18,093
Pipelines — 0.0%
El Paso Corp.	3,893	38,268
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	134	6,338
SunPower Corp., Class A†	1,871	44,305
		50,643
Printing-Commercial — 0.5%
R.R. Donnelley & Sons Co.	1,010	22,493
VistaPrint NV†	8,960	507,673
		530,166
Private Corrections — 0.4%
Corrections Corp. of America†	14,427	354,183
Protection/Safety — 0.3%
Brink’s Home Security Holdings, Inc.†	8,067	263,307
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	819	34,300
Publishing-Newspapers — 0.0%
The New York Times Co., Class A†	148	1,829
Quarrying — 0.2%
Compass Minerals International, Inc.	1,335	89,699
Vulcan Materials Co.	1,900	100,073
		189,772
Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities, Inc.	193	12,408
Digital Realty Trust, Inc.	1,497	75,269
Federal Realty Investment Trust	2,256	152,776
HCP, Inc.	2,232	68,165
Health Care REIT, Inc.	1,181	52,342
Nationwide Health Properties, Inc.	1,670	58,751
Public Storage	3,945	321,320
Rayonier, Inc.	709	29,892
		770,923
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	4,616	62,639
Real Estate Operations & Development — 0.1%
The St. Joe Co.†	1,805	52,146
Rental Auto/Equipment — 0.2%
Aaron’s Inc.	949	26,316
Localiza Rent a Car SA(1)	16,900	186,522
		212,838
Research & Development — 0.0%
Pharmaceutical Product Development, Inc.	2,041	47,841
Respiratory Products — 0.1%
ResMed, Inc.†	2,485	129,891
Retail-Apparel/Shoe — 2.3%
Abercrombie & Fitch Co., Class A	846	29,483
Aeropostale, Inc.†	1,309	44,571
American Eagle Outfitters, Inc.	3,333	56,594
AnnTaylor Stores Corp.†	2,000	27,280
Chico’s FAS, Inc.†	3,310	46,505
Foot Locker, Inc.	1,401	15,607
Guess?, Inc.	1,160	49,068
Limited Brands, Inc.	3,494	67,225
Nordstrom, Inc.	3,246	121,985
Phillips-Van Heusen Corp.	642	26,117
Ross Stores, Inc.	7,597	324,468
The Gap, Inc.	21,000	439,950
The Men’s Wearhouse, Inc.	2,350	49,491
Urban Outfitters, Inc.†	26,148	914,919
		2,213,263
Retail-Auto Parts — 1.0%
Advance Auto Parts, Inc.	15,147	613,151
AutoZone, Inc.†	987	156,015
O’Reilly Automotive, Inc.†	6,766	257,920
		1,027,086
Retail-Automobile — 0.3%
AutoNation, Inc.†	144	2,758
CarMax, Inc.†	7,376	178,868
Copart, Inc.†	3,098	113,480
Penske Auto Group, Inc.	279	4,235
		299,341
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	10,131	391,361
Retail-Bookstores — 0.0%
Barnes & Noble, Inc.	158	3,013
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	850	39,950
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	2,840	62,310
Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	12,130	478,650
RadioShack Corp.	334	6,513
		485,163
Retail-Discount — 0.5%
Big Lots, Inc.†	2,387	69,175
BJ’s Wholesale Club, Inc.†	195	6,378
Dollar General Corp.†	2,796	62,714
Dollar Tree, Inc.†	3,069	148,233
Family Dollar Stores, Inc.	5,761	160,329
		446,829
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	1,600	84,736
Retail-Jewelry — 0.3%
Tiffany & Co.	5,833	250,819
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	3,474	72,190
Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	17,434	637,213
Retail-Office Supplies — 0.4%
Office Depot, Inc.†	1,018	6,566
Staples, Inc.	16,800	413,112
		419,678

8

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	4,979	132,890
Retail-Restaurants — 1.1%
Brinker International, Inc.	2,037	30,392
Burger King Holdings, Inc.	2,120	39,898
Chipotle Mexican Grill, Inc., Class A†	1,724	151,988
Darden Restaurants, Inc.	2,696	94,549
Panera Bread Co., Class A†	2,446	163,809
Starbucks Corp.†	6,900	159,114
The Cheesecake Factory, Inc.†	17,100	369,189
Tim Hortons, Inc.	3,100	94,581
Wendy’s/Arby’s Group, Inc., Class A	2,987	14,009
		1,117,529
Retail-Sporting Goods — 0.5%
Dick’s Sporting Goods, Inc.†	19,110	475,266
Rubber-Tires — 0.1%
The Goodyear Tire & Rubber Co.†	4,756	67,060
Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial	407	12,804
Hudson City Bancorp, Inc.	5,088	69,858
TFS Financial Corp.	196	2,380
		85,042
Schools — 1.1%
Apollo Group, Inc., Class A†	5,435	329,252
Career Education Corp.†	1,268	29,557
Corinthian Colleges, Inc.†	610	8,400
DeVry, Inc.	5,425	307,760
Education Management Corp.†	3,087	67,945
ITT Educational Services, Inc.†	1,756	168,506
New Oriental Education & Technology Group, Inc. ADR†	900	68,049
Strayer Education, Inc.	575	122,182
		1,101,651
Semiconductor Components-Integrated Circuits — 2.9%
Analog Devices, Inc.	10,831	342,043
Cypress Semiconductor Corp.†	37,109	391,871
Integrated Device Technology, Inc.†	717	4,639
Linear Technology Corp.	10,363	316,486
Marvell Technology Group, Ltd.†	44,801	929,621
Maxim Integrated Products, Inc.	30,955	628,386
TriQuint Semiconductor, Inc.†	37,000	222,000
		2,835,046
Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	1,900	68,704
Lam Research Corp.†	4,288	168,133
Novellus Systems, Inc.†	1,139	26,584
Teradyne, Inc.†	9,928	106,527
Varian Semiconductor Equipment Associates, Inc.†	4,221	151,450
		521,398
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	3,684	222,698
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,320	103,554
Steel-Producers — 0.5%
Carpenter Technology Corp.	2,500	67,375
Schnitzer Steel Industries, Inc., Class A	343	16,361
Steel Dynamics, Inc.	18,400	326,048
United States Steel Corp.	1,100	60,632
		470,416
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	201	2,179
JDS Uniphase Corp.†	7,758	64,003
		66,182
Telecom Services — 0.1%
Amdocs, Ltd.†	560	15,977
NeuStar, Inc., Class A†	3,239	74,626
TW Telecom, Inc.†	2,958	50,700
		141,303
Telecommunication Equipment — 0.1%
Harris Corp.	2,037	96,859
Telephone-Integrated — 0.1%
Frontier Communications Corp.	2,580	20,150
Windstream Corp.	4,037	44,366
		64,516
Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	2,200	51,942
CTC Media, Inc.†	4,491	66,916
		118,858
Theaters — 0.0%
Regal Entertainment Group, Class A	844	12,187
Therapeutics — 0.1%
BioMarin Pharmaceutical, Inc.†	4,883	91,849
Warner Chilcott PLC†	1,500	42,705
		134,554
Tobacco — 0.5%
Lorillard, Inc.	6,126	491,489
Tools-Hand Held — 0.0%
Snap-On, Inc.	321	13,565
Toys — 0.3%
Hasbro, Inc.	1,445	46,327
Marvel Entertainment, Inc.†	947	51,214
Mattel, Inc.	8,373	167,292
		264,833
Transport-Equipment & Leasing — 0.0%
GATX Corp.	414	11,903
Transport-Marine — 0.0%
Kirby Corp.†	226	7,872
Teekay Corp.	376	8,727
		16,599
Transport-Rail — 0.0%
Kansas City Southern†	803	26,732
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	6,735	395,547
Expeditors International of Washington, Inc.	9,977	346,501

9

UTi Worldwide, Inc.	1,818	26,034
		768,082
Transport-Truck — 0.6%
Con-way, Inc.	330	11,520
J.B. Hunt Transport Services, Inc.	12,066	389,370
Landstar System, Inc.	4,423	171,480
		572,370
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	1,636	40,769
Vitamins & Nutrition Products — 0.6%
Herbalife, Ltd.	8,952	363,183
Mead Johnson Nutrition Co., Class A	4,016	175,499
NBTY, Inc.†	720	31,349
		570,031
Water — 0.0%
American Water Works Co., Inc.	185	4,146
Water Treatment Systems — 0.1%
Nalco Holding Co.	2,712	69,183
Web Hosting/Design — 1.2%
Equinix, Inc.†	6,647	705,579
Rackspace Hosting, Inc.†	20,400	425,340
		1,130,919
Web Portals/ISP — 0.1%
SINA Corp.†	1,500	67,770
Sohu.com, Inc.†	600	34,368
		102,138
Wire & Cable Products — 0.1%
General Cable Corp.†	1,900	55,898
Wireless Equipment — 1.1%
American Tower Corp., Class A†	10,570	456,730
Crown Castle International Corp.†	2,054	80,188
RF Micro Devices, Inc.†	73,370	349,975
SBA Communications Corp., Class A†	6,590	225,114
		1,112,007
X-Ray Equipment — 0.4%
Hologic, Inc.†	25,812	374,274
Total Common Stock (cost $89,939,112)		97,495,531
RIGHTS — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10†
(cost $574)	574	166
EXCHANGE TRADED FUND — 0.8%
Index Fund — 0.8%
iShares Russell Midcap Growth Index Fund (cost $1,716,025)	17,500	793,450
Total Long-Term Investment Securities (cost $91,655,711)		98,289,147

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Company — 0.1%
T. Rowe Price Reserve Investment Fund	20,886	20,886
U.S. Government Treasury — 0.0%
United States Treasury Bills 0.06% due 02/11/10(3)	$20,000	19,999
Total Short-Term Investment Securities (cost $40,885)		40,885
REPURCHASE AGREEMENTS — 0.9%
Banc of America Securities Joint Repurchase Agreement (4)	305,000	305,000
State Street Bank & Trust Co. Joint Repurchase Agreement (4)	604,000	604,000
Total Repurchase Agreements (cost $909,000)		909,000
TOTAL INVESTMENTS (cost $92,605,596)(5)	101.1%	99,239,032
Liabilities in excess of other assets	(1.1)	(1,038,042)
NET ASSETS	100.0%	$98,200,990

†	Non-income producing security
(1)

Security was valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $2,175,846 representing 2.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Security represents an investment in an affiliated company; Note 3.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details on Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Futures Contracts

				Market	Market	Unrealized
Number of				Value at	Value as of	Appreciation
Contracts	Type	Description	Expiration Month	Trade Date	December 31, 2009	(Depreciation)
10	Long	S&P MidCap 400 E-Mini Index	March 2010	$ 711,218	$ 724,900	$ 13,682

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$95,319,684	$2,175,847	+	$—	$97,495,531
Exchange Traded Fund	793,450	—		—	793,450
Rights	166	—		—	166
Short-Term Investment Securities:
Registered Investment Company	—	20,886		—	20,886
U.S. Government Treasury	—	19,999		—	19,999
Repurchase Agreements	—	909,000		—	909,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	13,682	—		—	13,682

Total	$96,126,982	$3,125,732		$—	$99,252,714

+

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

@

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

10

Seasons Series Trust

Mid Cap Value Portfolio

Portfolio of Investments — December 31, 2009

(unaudited)

Security Description	Shares/Principal Amount	Market Value (Note 1)
COMMON STOCK — 97.5%
Advertising Agencies — 1.1%
Interpublic Group of Cos., Inc.†	119,546	$882,249
Omnicom Group, Inc.	17,200	673,380
		1,555,629
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	1,240	12,883
Lamar Advertising Co., Class A†	1,588	49,371
		62,254
Aerospace/Defense — 0.0%
Spirit Aerosystems Holdings, Inc., Class A†	2,058	40,872
Aerospace/Defense-Equipment — 0.4%
BE Aerospace, Inc.†	14,546	341,831
Curtiss-Wright Corp.	5,300	165,996
		507,827
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	228	20,698
Intrepid Potash, Inc.†	88	2,567
Terra Industries, Inc.	7,831	252,080
		275,345
Agricultural Operations — 0.2%
Bunge, Ltd.	3,766	240,384
Airlines — 0.1%
Southwest Airlines Co.	14,326	163,746
Apparel Manufacturers — 0.1%
Polo Ralph Lauren Corp.	98	7,936
VF Corp.	1,931	141,426
		149,362
Appliances — 0.1%
Whirlpool Corp.	2,073	167,208
Applications Software — 0.5%
Compuware Corp.†	6,811	49,244
Emdeon, Inc., Class A†	225	3,431
Intuit, Inc.†	22,100	678,691
Nuance Communications, Inc.†	639	9,930
		741,296
Audio/Video Products — 0.0%
Harman International Industries, Inc.	870	30,694
Auto-Heavy Duty Trucks — 0.1%
Oshkosh Corp.	2,511	92,982
Auto/Truck Parts & Equipment-Original — 0.9%
Autoliv, Inc.†	5,089	220,659
BorgWarner, Inc.†	257	8,538
Federal-Mogul Corp., Class A†	444	7,681
Johnson Controls, Inc.	14,383	391,793
TRW Automotive Holdings Corp.†	1,200	28,656
WABCO Holdings, Inc.	25,523	658,238
		1,315,565
Banks-Commercial — 3.2%
Associated Banc-Corp.	3,691	40,638
BancorpSouth, Inc.	2,372	55,647
Bank of Hawaii Corp.	1,359	63,954
BOK Financial Corp.	363	17,250
CapitalSource, Inc.	5,712	22,677
City National Corp.	18,607	848,479
Commerce Bancshares, Inc.	10,325	399,784
Cullen/Frost Bankers, Inc.	11,649	582,450
First Citizens BancShares, Inc., Class A	170	27,882
First Horizon National Corp.†	23,597	316,200
FirstMerit Corp.	3,500	70,490
Fulton Financial Corp.	4,839	42,196
M&T Bank Corp.	17,863	1,194,856
Marshall & Ilsley Corp.	79,573	433,673
Popular, Inc.	17,612	39,803
Regions Financial Corp.	32,606	172,486
Synovus Financial Corp.	11,101	22,757
TCF Financial Corp.	3,546	48,296
Valley National Bancorp.	4,286	60,561
Whitney Holding Corp.	2,698	24,579
Zions Bancorporation	3,901	50,050
		4,534,708
Banks-Fiduciary — 0.1%
State Street Corp.	3,600	156,744
Wilmington Trust Corp.	1,972	24,334
		181,078
Banks-Super Regional — 2.3%
Comerica, Inc.	44,989	1,330,325
Fifth Third Bancorp	22,337	217,786
Huntington Bancshares, Inc.	20,046	73,168
KeyCorp	100,211	556,171
SunTrust Banks, Inc.	50,518	1,025,010
		3,202,460
Batteries/Battery Systems — 0.0%
A123 Systems, Inc.†	248	5,565
Energizer Holdings, Inc.†	309	18,936
		24,501
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc.	1,311	27,793
Dr Pepper Snapple Group, Inc.	7,111	201,241
Pepsi Bottling Group, Inc.	802	30,075
PepsiAmericas, Inc.	1,584	46,348
		305,457
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	422	22,606
Central European Distribution Corp.†	1,709	48,553
Constellation Brands, Inc., Class A†	5,341	85,082
		156,241
Brewery — 0.5%
Molson Coors Brewing Co., Class B	15,020	678,303
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class C†	518	13,737
Liberty Global, Inc., Class A†	7,490	164,106
Liberty Media Corp., Class A†(4)	2,254	53,826
Scripps Networks Interactive Inc., Class A	975	40,462
		272,131
Building & Construction Products-Misc. — 0.1%
Armstrong World Industries, Inc.†	351	13,664
Owens Corning, Inc.†	1,373	35,204
Simpson Manufacturing Co., Inc.	4,600	123,694

1

USG Corp.†	1,127	15,834
		188,396
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	767	68,577
Building Products-Wood — 0.1%
Masco Corp.	5,336	73,690
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	449	14,099
Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	7,795	84,731
KB Home	1,910	26,129
Lennar Corp., Class A	4,235	54,081
MDC Holdings, Inc.	647	20,083
NVR, Inc.†	945	671,621
Pulte Homes, Inc.†	8,413	84,130
Toll Brothers, Inc.†	3,826	71,967
		1,012,742
Cable/Satellite TV — 0.9%
Cablevision Systems Corp., Class A	6,590	170,154
DISH Network Corp., Class A	55,703	1,156,951
		1,327,105
Casino Hotels — 0.3%
Boyd Gaming Corp.†	1,685	14,104
Las Vegas Sands Corp.†	2,099	31,359
MGM Mirage†	3,027	27,606
Wynn Resorts, Ltd.	4,880	284,162
		357,231
Casino Services — 0.2%
International Game Technology	13,121	246,281
Cellular Telecom — 0.1%
Leap Wireless International, Inc.†	418	7,336
NII Holdings, Inc.†	4,410	148,088
US Cellular Corp.†	423	17,939
		173,363
Chemicals-Diversified — 1.4%
Celanese Corp., Class A	7,100	227,910
FMC Corp.	8,681	484,052
Huntsman Corp.	67,435	761,341
Olin Corp.	10,400	182,208
PPG Industries, Inc.	4,640	271,626
		1,927,137
Chemicals-Specialty — 0.3%
Albemarle Corp.	2,426	88,234
Ashland, Inc.	2,025	80,230
Cabot Corp.	1,815	47,607
Cytec Industries, Inc.	1,307	47,601
Eastman Chemical Co.	2,040	122,890
International Flavors & Fragrances, Inc.	135	5,554
Lubrizol Corp.	230	16,779
Valhi, Inc.	126	1,760
		410,655
Coal — 0.1%
Arch Coal, Inc.	4,574	101,771
Massey Energy Co.	470	19,745
		121,516
Coatings/Paint — 0.1%
RPM International, Inc.	1,657	33,687
The Sherwin-Williams Co.	405	24,968
Valspar Corp.	2,815	76,399
		135,054
Commercial Services — 0.1%
Convergys Corp.†	2,404	25,843
Quanta Services, Inc.†	5,860	122,122
Weight Watchers International, Inc.	843	24,582
		172,547
Commercial Services-Finance — 0.3%
Equifax, Inc.	763	23,569
H&R Block, Inc.	16,500	373,230
Interactive Data Corp.	505	12,777
Total System Services, Inc.	1,246	21,518
Verisk Analytics, Inc., Class A†	733	22,195
		453,289
Computer Aided Design — 0.8%
Autodesk, Inc.†	25,328	643,585
Parametric Technology Corp.†	32,660	533,664
		1,177,249
Computer Services — 0.2%
Affiliated Computer Services, Inc., Class A†	1,009	60,227
Computer Sciences Corp.†	4,249	244,445
DST Systems, Inc.†	141	6,141
		310,813
Computers — 0.1%
Sun Microsystems, Inc.†	20,920	196,020
Computers-Integrated Systems — 0.5%
Brocade Communications Systems, Inc.†	7,777	59,338
Diebold, Inc.	15,051	428,201
Jack Henry & Associates, Inc.	5,400	124,848
Teradata Corp.†	897	28,193
		640,580
Computers-Memory Devices — 0.1%
SanDisk Corp.†	3,290	95,377
Seagate Technology†	1,347	24,502
Western Digital Corp.†	617	27,241
		147,120
Computers-Periphery Equipment — 0.2%
Lexmark International, Inc., Class A†	10,021	260,346
Consulting Services — 0.0%
SAIC, Inc.†	2,919	55,286
Consumer Products-Misc. — 0.7%
Clorox Co.	4,308	262,788
Fortune Brands, Inc.	14,928	644,890
Jarden Corp.	2,445	75,575
		983,253

2

Containers-Metal/Glass — 0.5%
Ball Corp.	10,621	549,106
Greif, Inc., Class A	923	49,823
Owens-Illinois, Inc.†	895	29,419
		628,348
Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	3,038	90,076
Packaging Corp. of America	2,600	59,826
Pactiv Corp.†	14,035	338,805
Sealed Air Corp.	4,459	97,474
Sonoco Products Co.	2,800	81,900
Temple-Inland, Inc.	2,992	63,161
		731,242
Cosmetics & Toiletries — 0.0%
Alberto-Culver Co.	388	11,364
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.†	2,537	64,135
Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	1,457	32,870
Fidelity National Information Services, Inc.	3,534	82,837
		115,707
Dental Supplies & Equipment — 0.7%
DENTSPLY International, Inc.	5,900	207,503
Patterson Cos., Inc.†	29,700	831,006
		1,038,509
Diagnostic Kits — 0.0%
Inverness Medical Innovations, Inc.†	1,229	51,016
Dialysis Centers — 0.5%
DaVita, Inc.†	11,000	646,140
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	6,050	471,295
Distribution/Wholesale — 0.5%
Fossil, Inc.†	8,410	282,239
Genuine Parts Co.	4,484	170,213
Ingram Micro, Inc., Class A†	4,535	79,136
Tech Data Corp.†	1,409	65,744
WESCO International, Inc.†	530	14,315
WW Grainger, Inc.	500	48,415
		660,062
Diversified Manufacturing Operations — 4.2%
Carlisle Cos., Inc.	1,227	42,037
Cooper Industries PLC, Class A	7,214	307,605
Crane Co.	661	20,240
Dover Corp.	1,526	63,497
Eaton Corp.	26,561	1,689,811
Harsco Corp.	601	19,370
ITT Corp.	13,701	681,488
Leggett & Platt, Inc.	1,630	33,252
Parker Hannifin Corp.	22,204	1,196,352
Pentair, Inc.	15,674	506,270
SPX Corp.	8,975	490,932
Teleflex, Inc.	652	35,136
Textron, Inc.	7,628	143,483
Trinity Industries, Inc.	2,157	37,618
Tyco International, Ltd.†	16,400	585,152
		5,852,243
Diversified Operations — 0.1%
Leucadia National Corp.†	3,343	79,530
E-Commerce/Products — 0.3%
NutriSystem, Inc.	12,300	383,391
E-Commerce/Services — 0.9%
Expedia, Inc.†	505	12,984
IAC/InterActive Corp.†	33,367	683,356
Liberty Media Corp., Class A†(5)	58,101	629,815
		1,326,155
Electric Products-Misc. — 0.3%
AMETEK, Inc.	9,700	370,928
Molex, Inc.	3,352	72,236
		443,164
Electric-Generation — 0.0%
The AES Corp.†	3,630	48,315
Electric-Integrated — 5.9%
Allegheny Energy, Inc.	1,850	43,438
Alliant Energy Corp.	11,162	337,762
Ameren Corp.	6,611	184,777
CMS Energy Corp.	74,111	1,160,578
Consolidated Edison, Inc.	7,715	350,492
Constellation Energy Group, Inc.	804	28,277
DPL, Inc.	22,414	618,626
DTE Energy Co.	4,603	200,645
Edison International	27,594	959,719
FirstEnergy Corp.	7,496	348,189
Great Plains Energy, Inc.	9,994	193,784
Hawaiian Electric Industries, Inc.	2,570	53,713
Integrys Energy Group, Inc.	1,700	71,383
MDU Resources Group, Inc.	5,183	122,319
Northeast Utilities	20,083	517,941
NSTAR	3,012	110,842
NV Energy, Inc.	26,992	334,161
OGE Energy Corp.	2,701	99,640
Pepco Holdings, Inc.	6,169	103,948
Pinnacle West Capital Corp.	7,115	260,267
PPL Corp.	24,102	778,736
Progress Energy, Inc.	7,834	321,272
SCANA Corp.	8,205	309,164
TECO Energy, Inc.	5,981	97,012
Westar Energy, Inc.	3,108	67,506
Wisconsin Energy Corp.	3,295	164,190
Xcel Energy, Inc.	20,893	443,349
		8,281,730
Electronic Components-Misc. — 0.1%
AVX Corp.	993	12,581
Garmin, Ltd.	566	17,376
Jabil Circuit, Inc.	2,601	45,180
Vishay Intertechnology, Inc.†	4,109	34,310
		109,447
Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	7,417	71,797

3

Fairchild Semiconductor International, Inc.†	3,473	34,695
International Rectifier Corp.†	1,111	24,575
Intersil Corp., Class A	1,728	26,508
LSI Corp.†	18,229	109,556
Microchip Technology, Inc.	492	14,298
Micron Technology, Inc.†	72,599	766,645
ON Semiconductor Corp.†	53,960	475,388
PMC - Sierra, Inc.†	6,346	54,956
QLogic Corp.†	33,340	629,126
Rovi Corp.†	884	28,173
Xilinx, Inc.	18,300	458,598
		2,694,315
Electronic Connectors — 0.3%
Amphenol Corp., Class A	7,184	331,757
Thomas & Betts Corp.†	1,031	36,900
		368,657
Electronic Design Automation — 0.0%
Synopsys, Inc.†	1,500	33,420
Electronic Forms — 0.5%
Adobe Systems, Inc.†	18,138	667,116
Electronic Measurement Instruments — 0.3%
Itron, Inc.†	85	5,743
Trimble Navigation, Ltd.†	14,400	362,880
		368,623
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,959	58,006
Avnet, Inc.†	2,818	84,991
		142,997
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	3,275	284,761
Energy-Alternate Sources — 0.0%
Covanta Holding Corp.†	3,574	64,654
Engineering/R&D Services — 0.4%
Fluor Corp.	430	19,367
Jacobs Engineering Group, Inc.†	8,900	334,729
KBR, Inc.	4,509	85,671
The Shaw Group, Inc.†	478	13,743
URS Corp.†	2,046	91,088
		544,598
Engines-Internal Combustion — 0.5%
Cummins, Inc.	14,545	667,034
Enterprise Software/Service — 0.3%
CA, Inc.	20,047	450,256
Novell, Inc.†	5,249	21,783
		472,039
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	1,783	33,948
Finance-Consumer Loans — 0.5%
SLM Corp.†	67,515	760,894
The Student Loan Corp.	111	5,169
		766,063
Finance-Credit Card — 0.2%
Discover Financial Services	15,037	221,194
Finance-Investment Banker/Broker — 1.2%
Interactive Brokers Group, Inc., Class A†	1,133	20,077
Investment Technology Group, Inc.†	1,136	22,379
Jefferies Group, Inc.†	786	18,652
Lazard, Ltd., Class A	25,300	960,641
Raymond James Financial, Inc.	27,210	646,781
		1,668,530
Finance-Other Services — 0.1%
NYSE Euronext	5,425	137,253
The NASDAQ OMX Group, Inc.†	2,098	41,582
		178,835
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	3,670	14,607
Food-Baking — 0.0%
Flowers Foods, Inc.	406	9,647
Food-Canned — 0.0%
Del Monte Foods Co.	5,647	64,037
Food-Confectionery — 0.8%
The Hershey Co.	1,793	64,171
The J.M. Smucker Co.	18,145	1,120,454
		1,184,625
Food-Meat Products — 0.2%
Hormel Foods Corp.	1,747	67,172
Smithfield Foods, Inc.†	3,624	55,049
Tyson Foods, Inc., Class A	8,464	103,853
		226,074
Food-Misc. — 0.5%
Campbell Soup Co.	1,798	60,772
ConAgra Foods, Inc.	12,576	289,877
Corn Products International, Inc.	2,136	62,435
H.J. Heinz Co.	1,667	71,281
Ralcorp Holdings, Inc.†	1,589	94,879
Sara Lee Corp.	14,703	179,083
		758,327
Food-Retail — 0.2%
Safeway, Inc.	11,964	254,714
SUPERVALU, Inc.	5,919	75,230
Whole Foods Market, Inc.†	459	12,600
		342,544
Forestry — 0.3%
Plum Creek Timber Co., Inc.	2,942	111,090
Weyerhaeuser Co.	5,914	255,130
		366,220
Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	1,059	19,952
Service Corp. International	7,042	57,674
		77,626
Gas-Distribution — 0.9%
AGL Resources, Inc.	2,177	79,395
Atmos Energy Corp.	2,589	76,117
CenterPoint Energy, Inc.	1,730	25,102

4

Energen Corp.	2,015	94,302
National Fuel Gas Co.	1,995	99,750
NiSource, Inc.	7,702	118,457
Piedmont Natural Gas, Inc.	7,900	211,325
Sempra Energy	6,868	384,471
Southern Union Co.	3,089	70,120
UGI Corp.	3,037	73,465
Vectren Corp.	2,300	56,764
		1,289,268
Gold Mining — 0.3%
Agnico-Eagle Mines, Ltd.	6,800	367,200
Royal Gold, Inc.	742	34,948
		402,148
Home Decoration Products — 0.6%
Newell Rubbermaid, Inc.	57,391	861,439
Hospital Beds/Equipment — 0.6%
Hill-Rom Holdings, Inc.	1,048	25,141
Kinetic Concepts, Inc.†	20,804	783,271
		808,412
Hotels/Motels — 1.5%
Choice Hotels International, Inc.	599	18,965
Hyatt Hotels Corp., Class A†	8,385	249,957
Marriott International, Inc., Class A	26,593	724,659
Starwood Hotels & Resorts Worldwide, Inc.	29,888	1,093,004
Wyndham Worldwide Corp.	2,772	55,911
		2,142,496
Human Resources — 0.1%
Manpower, Inc.	2,200	120,076
Monster Worldwide, Inc.†	1,475	25,665
		145,741
Independent Power Producers — 0.3%
Calpine Corp.†	4,314	47,454
Dynegy, Inc., Class A†	14,359	25,990
Mirant Corp.†	4,009	61,217
NRG Energy, Inc.†	7,488	176,792
RRI Energy, Inc.†	10,031	57,377
		368,830
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	3,590	168,658
Industrial Gases — 0.1%
Airgas, Inc.	2,291	109,052
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	2,560	52,710
Insurance Brokers — 1.1%
AON Corp.	13,582	520,734
Arthur J. Gallagher & Co.	224	5,042
Brown & Brown, Inc.	821	14,753
Erie Indemnity Co., Class A	273	10,653
Marsh & McLennan Cos., Inc.	41,980	926,918
		1,478,100
Insurance-Life/Health — 1.1%
Lincoln National Corp.	15,507	385,814
Principal Financial Group, Inc.	30,700	738,028
Protective Life Corp.	2,382	39,422
StanCorp Financial Group, Inc.	1,377	55,108
Torchmark Corp.	2,325	102,184
Unum Group	9,262	180,794
		1,501,350
Insurance-Multi-line — 2.0%
ACE, Ltd.†	6,100	307,440
American Financial Group, Inc.	2,460	61,377
American International Group, Inc.†(6)	2,105	63,108
American National Insurance Co.	444	53,031
Assurant, Inc.	3,310	97,579
Cincinnati Financial Corp.	4,058	106,482
CNA Financial Corp.†	443	10,632
Genworth Financial, Inc., Class A†	38,504	437,020
Hartford Financial Services Group, Inc.	37,502	872,297
Old Republic International Corp.	6,726	67,529
Unitrin, Inc.	1,180	26,019
XL Capital, Ltd., Class A	40,755	747,039
		2,849,553
Insurance-Property/Casualty — 2.5%
Alleghany Corp.†	156	43,056
Arch Capital Group, Ltd.†	7,474	534,765
Fidelity National Financial, Inc., Class A	5,616	75,591
First American Corp.	2,790	92,377
HCC Insurance Holdings, Inc.	3,152	88,161
Markel Corp.†	1,276	433,840
Mercury General Corp.	756	29,681
OneBeacon Insurance Group, Ltd.	710	9,784
The Hanover Insurance Group, Inc.	1,322	58,736
The Progressive Corp.	51,046	918,317
Wesco Financial Corp.	41	14,063
White Mountains Insurance Group, Ltd.	218	72,520
WR Berkley Corp.	43,723	1,077,335
		3,448,226
Insurance-Reinsurance — 1.5%
Allied World Assurance Holdings, Ltd.	1,373	63,254
Aspen Insurance Holdings, Ltd.	2,371	60,342
Axis Capital Holdings, Ltd.	2,863	81,338
Endurance Specialty Holdings, Ltd.	892	33,209
Everest Re Group, Ltd.	9,475	811,818
PartnerRe, Ltd.	10,901	813,869
Reinsurance Group of America, Inc.	1,882	89,677
RenaissanceRe Holdings, Ltd.	1,754	93,225
Transatlantic Holdings, Inc.	749	39,030
Validus Holdings, Ltd.	2,256	60,777
		2,146,539
Internet Security — 0.2%
McAfee, Inc.†	5,900	239,363
Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	6,591	255,863
Federated Investors, Inc., Class B	181	4,977
Invesco, Ltd.	50,522	1,186,762
Janus Capital Group, Inc.	25,640	344,858
Legg Mason, Inc.	4,496	135,599
		1,928,059

5

Linen Supply & Related Items — 0.1%
Cintas Corp.†	3,027	78,853
Machine Tools & Related Products — 0.4%
Kennametal, Inc.	16,582	429,805
Lincoln Electric Holdings, Inc.	1,195	63,885
		493,690
Machinery-Construction & Mining — 0.1%
Bucyrus International, Inc.	1,626	91,658
Joy Global, Inc.	342	17,644
Terex Corp.†	2,957	58,578
		167,880
Machinery-Farming — 0.1%
AGCO Corp.†	2,590	83,761
Machinery-General Industrial — 0.4%
Gardner Denver, Inc.	1,459	62,081
IDEX Corp.	935	29,125
Roper Industries, Inc.	6,951	364,024
The Manitowoc Co., Inc.	3,767	37,557
		492,787
Machinery-Print Trade — 0.0%
Zebra Technologies Corp., Class A†	165	4,679
Machinery-Pumps — 0.0%
Graco, Inc.	920	26,284
Medical Information Systems — 0.1%
IMS Health, Inc.	3,990	84,029
Medical Instruments — 0.3%
Edwards Lifesciences Corp.†	4,741	411,756
Medical Products — 0.9%
The Cooper Cos., Inc.	11,649	444,060
Varian Medical Systems, Inc.†	10,600	496,610
Zimmer Holdings, Inc.†	5,100	301,461
		1,242,131
Medical-Biomedical/Gene — 0.3%
Biogen Idec, Inc.†	6,990	373,965
Charles River Laboratories International, Inc.†	619	20,854
Life Technologies Corp.†	563	29,406
		424,225
Medical-Drugs — 0.3%
Endo Pharmaceuticals Holdings, Inc.†	3,282	67,314
Forest Laboratories, Inc.†	8,469	271,939
King Pharmaceuticals, Inc.†	6,973	85,559
		424,812
Medical-Generic Drugs — 0.9%
Mylan, Inc.†	40,903	753,842
Watson Pharmaceuticals, Inc.†	11,570	458,288
		1,212,130
Medical-HMO — 1.3%
Aetna, Inc.	22,100	700,570
CIGNA Corp.	17,893	631,086
Coventry Health Care, Inc.†	2,958	71,850
Health Net, Inc.†	2,910	67,774
Humana, Inc.†	8,318	365,077
		1,836,357
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	1,276	45,426
LifePoint Hospitals, Inc.†	1,508	49,025
Tenet Healthcare Corp.†	4,340	23,393
Universal Health Services, Inc., Class B	2,385	72,742
		190,586
Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings, Inc.†	343	12,732
Medical-Wholesale Drug Distribution — 1.2%
AmerisourceBergen Corp.	36,747	957,994
McKesson Corp.	10,800	675,000
		1,632,994
Metal Processors & Fabrication — 0.1%
Commercial Metals Co.	3,161	49,470
Timken Co.	2,762	65,487
		114,957
Metal-Iron — 0.7%
Cliffs Natural Resources, Inc.	20,170	929,635
Miscellaneous Manufacturing — 0.1%
Aptargroup, Inc.	1,893	67,656
Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†	2,023	80,819
Motorcycle/Motor Scooter — 0.5%
Harley-Davidson, Inc.	28,467	717,368
Multimedia — 0.0%
Meredith Corp.	964	29,739
Music — 0.0%
Warner Music Group Corp.†	1,243	7,035
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	2,387	29,885
Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	34,114	965,767
Waste Connections, Inc.†	584	19,471
		985,238
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	5,808	132,190
Xerox Corp.	24,384	206,289
		338,479
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,575	93,962
Oil & Gas Drilling — 0.9%
Atlas Energy, Inc.	13,840	417,553
Atwood Oceanics, Inc.†	250	8,962
Helmerich & Payne, Inc.	7,943	316,767
Nabors Industries, Ltd.†	13,754	301,075
Patterson-UTI Energy, Inc.	3,694	56,703
Pride International, Inc.†	2,605	83,126
Rowan Cos., Inc.†	2,622	59,362
Seahawk Drilling, Inc.†	183	4,125

6

Unit Corp.†	1,129	47,982
		1,295,655
Oil Companies-Exploration & Production — 6.1%
Cabot Oil & Gas Corp.	17,517	763,566
Cimarex Energy Co.	2,342	124,056
Comstock Resources, Inc.†	1,183	47,994
Concho Resources, Inc.†	14,375	645,437
Continental Resources, Inc.†	435	18,657
Denbury Resources, Inc.†	7,007	103,704
Encore Acquisition Co.†	1,559	74,863
EOG Resources, Inc.	2,200	214,060
EQT Corp.	19,100	838,872
EXCO Resources, Inc.	22,558	478,906
Forest Oil Corp.†	1,944	43,254
Goodrich Petroleum Corp.†	12,700	309,245
Mariner Energy, Inc.†	336	3,901
Newfield Exploration Co.†	31,873	1,537,235
Noble Energy, Inc.	11,864	844,954
Pioneer Natural Resources Co.	3,203	154,289
Plains Exploration & Production Co.†	1,797	49,705
Questar Corp.	9,268	385,271
Range Resources Corp.	17,249	859,863
SandRidge Energy, Inc.†	3,856	36,362
St. Mary Land & Exploration Co.	1,296	44,375
Whiting Petroleum Corp.†	12,929	923,777
		8,502,346
Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	5,358	290,404
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	551	23,032
Dril-Quip, Inc.†	12,186	688,265
		711,297
Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	686	8,259
Sunoco, Inc.	3,280	85,608
Tesoro Corp.	2,361	31,992
		125,859
Oil-Field Services — 2.0%
BJ Services Co.	8,212	152,743
Core Laboratories NV	2,570	303,568
Exterran Holdings, Inc.†	939	20,142
Halliburton Co.	22,461	675,852
Helix Energy Solutions Group, Inc.†	2,824	33,182
Oil States International, Inc.†	16,264	639,013
SEACOR Holdings, Inc.†	569	43,386
Smith International, Inc.	14,808	402,333
Superior Energy Services, Inc.†	24,682	599,526
		2,869,745
Paper & Related Products — 0.8%
International Paper Co.	32,881	880,553
MeadWestvaco Corp.	4,807	137,625
Rayonier, Inc.	1,207	50,887
		1,069,065
Pharmacy Services — 0.0%
Omnicare, Inc.	1,909	46,160
Physical Therapy/Rehabilitation Centers — 0.2%
Healthsouth Corp.†	18,100	339,737
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	870	52,296
Pipelines — 1.2%
El Paso Corp.	51,208	503,375
Oneok, Inc.	2,962	132,016
Spectra Energy Corp.	18,137	371,990
The Williams Cos., Inc.	32,400	682,992
		1,690,373
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,419	67,119
Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	4,276	95,226
Private Corrections — 0.3%
Corrections Corp. of America†	18,995	466,327
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	6,522	96,851
The New York Times Co., Class A†	2,691	33,261
The Washington Post Co., Class B	173	76,051
		206,163
Quarrying — 0.5%
Compass Minerals International, Inc.	428	28,757
Vulcan Materials Co.	12,601	663,695
		692,452
Racetracks — 0.1%
International Speedway Corp., Class A	837	23,813
Penn National Gaming, Inc.†	1,894	51,479
		75,292
Real Estate Investment Trusts — 5.4%
Alexandria Real Estate Equities, Inc.	13,746	883,730
AMB Property Corp.	4,108	104,959
Annaly Capital Management, Inc.	15,243	264,466
Apartment Investment & Management Co., Class A	3,278	52,186
AvalonBay Communities, Inc.	7,345	603,098
Boston Properties, Inc.	12,557	842,198
Brandywine Realty Trust	3,527	40,208
BRE Properties, Inc.	1,522	50,348
Camden Property Trust	1,870	79,232
Chimera Investment Corp.	18,836	73,084
Corporate Office Properties Trust	1,637	59,963
Digital Realty Trust, Inc.	8,360	420,341
Douglas Emmett, Inc.	25,704	366,282
Duke Realty Corp.	6,284	76,476
Equity Residential	7,724	260,917
Essex Property Trust, Inc.	5,392	451,041
Federal Realty Investment Trust	1,448	98,059
HCP, Inc.	5,034	153,738
Health Care REIT, Inc.	1,678	74,369
Hospitality Properties Trust	3,400	80,614
Host Hotels & Resorts, Inc.†	66,727	778,704
HRPT Properties Trust	6,173	39,939
Kimco Realty Corp.	10,560	142,877
Liberty Property Trust	3,138	100,447
Mack-Cali Realty Corp.	2,194	75,847
Nationwide Health Properties, Inc.	785	27,616

7

ProLogis	13,291	181,954
Realty Income Corp.	2,930	75,916
Regency Centers Corp.	2,515	88,176
Senior Housing Properties Trust	3,574	78,163
SL Green Realty Corp.	2,157	108,368
Taubman Centers, Inc.	1,491	53,542
The Macerich Co.	2,704	97,209
UDR, Inc.	4,166	68,489
Ventas, Inc.	4,411	192,937
Vornado Realty Trust	4,321	302,211
Weingarten Realty Investors	2,976	58,895
		7,506,599
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	1,176	71,030
Real Estate Operations & Development — 0.0%
Forest City Enterprises, Inc., Class A†	3,000	35,340
Rental Auto/Equipment — 0.0%
Hertz Global Holdings, Inc.†	5,324	63,462
Retail-Apparel/Shoe — 1.3%
Abercrombie & Fitch Co., Class A	1,219	42,482
American Eagle Outfitters, Inc.	31,400	533,172
Chico’s FAS, Inc.†	336	4,721
Foot Locker, Inc.	2,468	27,494
Guess?, Inc.	2,600	109,980
Limited Brands, Inc.	2,398	46,137
Nordstrom, Inc.	8,300	311,914
Phillips-Van Heusen Corp.	506	20,584
The Children’s Place Retail Stores, Inc.†	8,500	280,585
Urban Outfitters, Inc.†	13,180	461,168
		1,838,237
Retail-Automobile — 0.1%
AutoNation, Inc.†	1,890	36,193
CarMax, Inc.†	1,756	42,583
Penske Auto Group, Inc.†	742	11,264
		90,040
Retail-Bookstores — 0.0%
Barnes & Noble, Inc.	783	14,932
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	609	13,361
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	3,052	59,514
Retail-Discount — 0.8%
Big Lots, Inc.†	16,365	474,258
BJ’s Wholesale Club, Inc.†	11,320	370,277
Dollar General Corp.†	381	8,546
Family Dollar Stores, Inc.	10,800	300,564
		1,153,645
Retail-Drug Store — 0.0%
Rite Aid Corp.†	16,461	24,856
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.†	18,500	94,165
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.†	2,432	64,983
Tiffany & Co.	318	13,674
		78,657
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,620	33,664
Retail-Major Department Stores — 0.7%
J.C. Penney Co., Inc.	20,751	552,184
Sears Holdings Corp.†	1,396	116,496
TJX Cos., Inc.	9,075	331,692
		1,000,372
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	6,215	40,087
Retail-Pet Food & Supplies — 0.3%
PetSmart, Inc.	14,700	392,343
Retail-Regional Department Stores — 0.1%
Macy’s, Inc.	11,856	198,707
Retail-Restaurants — 0.0%
Wendy’s/Arby’s Group, Inc., Class A	6,234	29,237
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,236	22,483
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,047	21,087
Savings & Loans/Thrifts — 0.6%
First Niagara Financial Group, Inc.	5,351	74,432
Hudson City Bancorp, Inc.	5,833	80,087
New York Community Bancorp, Inc.	11,867	172,190
People’s United Financial, Inc.	9,657	161,272
TFS Financial Corp.	2,056	24,960
Washington Federal, Inc.	16,449	318,124
		831,065
Schools — 0.0%
Career Education Corp.†	163	3,800
Education Management Corp.†	246	5,414
		9,214
Semiconductor Components-Integrated Circuits — 0.1%
Atmel Corp.†	12,671	58,413
Cypress Semiconductor Corp.†	431	4,551
Integrated Device Technology, Inc.†	3,643	23,570
Marvell Technology Group, Ltd.†	1,437	29,818
Maxim Integrated Products, Inc.	1,382	28,055
		144,407
Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	4,775	172,664
Novellus Systems, Inc.†	1,077	25,137
Teradyne, Inc.†	29,390	315,355
		513,156
Steel-Producers — 2.0%
AK Steel Holding Corp.	3,026	64,605
Carpenter Technology Corp.	1,254	33,795
Reliance Steel & Aluminum Co.	20,262	875,724
Schnitzer Steel Industries, Inc., Class A	138	6,583
Steel Dynamics, Inc.	21,345	378,233

8

United States Steel Corp.	25,162	1,386,929
		2,745,869
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	2,757	123,431
Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	2,307	25,008
JDS Uniphase Corp.†	2,767	22,828
		47,836
Telecom Services — 0.4%
Amdocs, Ltd.†	4,697	134,005
Clearwire Corp., Class A†	36,151	244,381
Virgin Media, Inc.	8,081	136,003
		514,389
Telecommunication Equipment — 0.8%
CommScope, Inc.†	30,506	809,324
Harris Corp.	820	38,991
Tellabs, Inc.†	43,765	248,585
		1,096,900
Telephone-Integrated — 1.8%
CenturyTel, Inc.	40,571	1,469,076
Frontier Communications Corp.	4,907	38,324
Level 3 Communications, Inc.†	46,451	71,070
Qwest Communications International, Inc.	41,359	174,122
Sprint Nextel Corp.†	170,700	624,762
Telephone and Data Systems, Inc.	2,533	85,919
Windstream Corp.	6,774	74,446
		2,537,719
Television — 0.7%
CBS Corp., Class B	63,953	898,540
Central European Media Enterprises, Ltd., Class A†	982	23,185
		921,725
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	5,799	276,032
Theaters — 0.0%
Regal Entertainment Group, Class A	1,020	14,729
Therapeutics — 0.8%
Onyx Pharmaceuticals, Inc.†	7,689	225,595
Warner Chilcott PLC†	33,100	942,357
		1,167,952
Tobacco — 0.0%
Lorillard, Inc.	546	43,806
Tools-Hand Held — 0.4%
Black & Decker Corp.	1,688	109,433
Snap-On, Inc.	7,847	331,614
The Stanley Works	2,237	115,228
		556,275
Toys — 0.1%
Hasbro, Inc.	1,399	44,852
Mattel, Inc.	2,228	44,515
		89,367
Transactional Software — 0.3%
VeriFone Holdings, Inc.†	24,400	399,672
Transport-Equipment & Leasing — 0.2%
GATX Corp.	7,645	219,794
Transport-Marine — 0.3%
Alexander & Baldwin, Inc.	1,184	40,529
Frontline, Ltd.	1,485	40,570
Kirby Corp.†	5,022	174,916
Overseas Shipholding Group, Inc.	663	29,139
Teekay Corp.	625	14,506
Tidewater, Inc.	1,437	68,904
		368,564
Transport-Rail — 0.9%
Kansas City Southern†	37,889	1,261,325
Transport-Services — 0.3%
Ryder System, Inc.	9,501	391,156
UTi Worldwide, Inc.	236	3,380
		394,536
Transport-Truck — 0.0%
Con-way, Inc.	902	31,489
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co., Class A	2,871	125,462
NBTY, Inc.†	455	19,811
		145,273
Water — 0.1%
American Water Works Co., Inc.	1,703	38,164
Aqua America, Inc.	3,775	66,100
		104,264
Wire & Cable Products — 0.0%
General Cable Corp.†	1,457	42,865
Wireless Equipment — 0.1%
Crown Castle International Corp.†	5,248	204,882
X-Ray Equipment — 0.1%
Hologic, Inc.†	6,510	94,395
Total Common Stock (cost $127,936,546)		136,745,344
EXCHANGE TRADED FUND — 0.8%
Index Fund — 0.8%
iShares Russell Midcap Value Index Fund (cost $1,091,705)	29,800	1,102,004
RIGHTS—0.0% Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10†	92	27
Telecom Services — 0.0%
Clearwire Corp.
Expires 06/21/10†	36,151	14,460
Total Rights (cost $92)		14,487
Total Long-Term Investment Securities (cost $129,028,343)		137,861,835

9

SHORT-TERM INVESTMENT SECURITY — 0.0%
U.S. Government Treasury — 0.0%
United States Treasury Bills 0.06% due 02/11/10(1) (cost $19,999)	$20,000	19,999
REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $1,269,000 and collateralized by $1,300,000 of United States Treasury Bills bearing interest at 0.20%, due 07/01/10 and having an approximate value of $ 1,298,700	1,269,000	1,269,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $831,000 and collateralized by $815,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $874,845	831,000	831,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	548,000	548,000
Total Repurchase Agreements (cost $2,648,000)		2,648,000
TOTAL INVESTMENTS (cost $131,696,342)(2)	100.2%	140,529,834
Liabilities in excess of other assets	(0.2)	(283,422)
NET ASSETS	100.0%	$140,246,412

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	Security is a tracking stock issued by Liberty Media Corp. to track the performance of the Capital Group.
(5)	Security is a tracking stock issued by Liberty Media Corp. to track the performance of the Interactive Group.
(6)	Security represents an investment in an affiliated Company; See Note 5.

Open Futures Contracts

Market
				Market	Value as of	Unrealized
Number of				Value at Trade	December 31,	Appreciation
Contracts	Type	Description	Expiration Month	Date	2009	(Depreciation)
10	Long	S&P Midcap 400 E-mini Index	March 2010	$ 712,415	$ 724,900	$ 12,485

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Electric-Intergrated	$8,281,730	$—	$—	$8,281,730
Oil Companies-Exploration & Production	8,502,346	—	—	8,502,346
Real Estate Investment Trusts	7,506,599	—	—	7,506,599
Other Industries*	112,454,669	—	—	112,454,669
Exchange Traded Fund	1,102,004	—	—	1,102,004
Rights	14,487	—	—	14,487
Short-Term Investment Security:
U.S. Government Treasury	—	19,999	—	19,999
Repurchase Agreements	—	2,648,000	—	2,648,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	12,485	—	—	12,485

Total	$137,874,320	$2,667,999	$—	$140,542,319

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
@

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST

SMALL CAP PORTFOLIO

Portfolio of Investments — December 31, 2009
(Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 88.2%
Advanced Materials — 0.0%
Ceradyne, Inc.†	3,608	$69,310
Advertising Services — 0.0%
inVentiv Health, Inc.†	4,720	76,322
Aerospace/Defense — 0.5%
Aerovironment, Inc.†	2,088	60,719
Cubic Corp.	2,180	81,314
Esterline Technologies Corp.†	4,181	170,459
National Presto Industries, Inc.	674	73,621
Spirit Aerosystems Holdings, Inc., Class A†	13,720	272,479
Teledyne Technologies, Inc.†	5,063	194,217
		852,809
Aerospace/Defense-Equipment — 0.5%
AAR Corp.†	5,470	125,701
Curtiss-Wright Corp.	6,408	200,698
GenCorp, Inc.†	7,150	50,050
Kaman Corp.	3,618	83,540
Moog, Inc., Class A†	6,372	186,253
Orbital Sciences Corp.†	7,989	121,912
Triumph Group, Inc.	2,340	112,905
		881,059
Agricultural Operations — 0.0%
Andersons, Inc.	2,570	66,357
Airlines — 0.1%
Allegiant Travel Co.†	2,135	100,708
Skywest, Inc.	7,812	132,179
		232,887
Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	7,863	109,295
Darling International, Inc.†	11,552	96,806
		206,101
Apparel Manufacturers — 0.7%
Carter’s, Inc.†	7,977	209,396
Hanesbrands, Inc.†	31,200	752,232
Maidenform Brands, Inc.†	2,734	45,631
Oxford Industries, Inc.	1,949	40,305
Quiksilver, Inc.†	18,073	36,507
True Religion Apparel, Inc.†	3,561	65,843
Volcom, Inc.†	2,329	38,988
		1,188,902
Applications Software — 0.7%
Citrix Systems, Inc.†	20,360	847,180
Ebix, Inc.†	1,415	69,094
EPIQ Systems, Inc.†	19,857	277,799
Progress Software Corp.†	5,647	164,949
		1,359,022
Athletic Equipment — 0.0%
Nautilus, Inc.†	2,897	5,881
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†	3,797	37,742
Auction House/Art Dealers — 0.1%
Sotheby’s	8,450	189,956
Audio/Video Products — 0.1%
Audiovox Corp., Class A†	2,606	18,477
DTS, Inc.†	2,462	84,225
Universal Electronics, Inc.†	1,924	44,675
		147,377
Auto Repair Centers — 0.1%
Midas, Inc.†	2,000	16,900
Monro Muffler Brake, Inc.	2,771	92,662
		109,562
Auto-Heavy Duty Trucks — 0.8%
Force Protection, Inc.†	260,931	1,359,451
Auto/Truck Parts & Equipment-Original — 0.7%
Spartan Motors, Inc.	4,621	26,016
Superior Industries International, Inc.	23,700	362,610
Titan International, Inc.	50,118	406,457
WABCO Holdings, Inc.	15,230	392,782
		1,187,865
Auto/Truck Parts & Equipment-Replacement — 0.1%
ATC Technology Corp.†	2,807	66,947
Standard Motor Products, Inc.†	2,574	21,930
		88,877
Banks-Commercial — 5.0%
Bancorp, Inc.†	98,170	673,446
Bank Mutual Corp.	6,539	45,250
Bank of the Ozarks, Inc.	1,828	53,506
City Holding Co.	2,232	72,161
City National Corp.	6,800	310,080
Columbia Banking System, Inc.	3,946	63,846
Community Bank System, Inc.	4,604	88,903
Cullen/Frost Bankers, Inc.	10,860	543,000
East West Bancorp, Inc.	12,888	203,630
First BanCorp. Puerto Rico	10,664	24,527
First Commonwealth Financial Corp.	10,639	49,471
First Financial Bancorp	6,216	90,505
First Financial Bankshares, Inc.	2,924	158,569
First Midwest Bancorp, Inc.	7,701	83,864
First Security Group, Inc.	79,698	189,681
Glacier Bancorp, Inc.	8,654	118,733
Hancock Holding Co.	3,985	174,503
Hanmi Financial Corp.†	7,204	8,645
Home Bancshares, Inc.	2,746	66,096
IBERIABANK Corp.	15,320	824,369
Independent Bank Corp.(Massachusetts)	2,942	61,458
Nara BanCorp., Inc.†	4,548	51,574
National Penn Bancshares, Inc.	17,662	102,263
NBT Bancorp, Inc.	4,823	98,245
Old National Bancorp	12,251	152,280
Pinnacle Financial Partners, Inc.†	4,632	65,867
PrivateBancorp, Inc.	8,228	73,805
Prosperity Bancshares, Inc.	6,520	263,864
S&T Bancorp, Inc.	3,388	57,630
Signature Bank†	36,622	1,168,242
Simmons First National Corp., Class A	2,109	58,630
Sterling Bancorp	2,551	18,214
Sterling Bancshares, Inc.	11,491	58,949
Susquehanna Bancshares, Inc.	12,137	71,487
SVB Financial Group†	11,810	492,359
The South Financial Group, Inc.	30,283	19,523
Tompkins Financial Corp.	6,423	260,132
Trustco Bank Corp. NY	10,774	67,876
UMB Financial Corp.	4,199	165,231
Umpqua Holdings Corp.	57,184	766,837

1

United Bankshares, Inc.	5,369	107,219
United Community Banks, Inc.†	11,617	39,382
Whitney Holding Corp.	13,551	123,450
Wilshire Bancorp, Inc.	2,729	22,351
Wintrust Financial Corp.	32,476	999,936
		9,209,589
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	9,115	52,594
Banks-Super Regional — 0.3%
KeyCorp	86,680	481,074
Brewery — 0.0%
Boston Beer Co., Inc., Class A†	1,422	66,265
Building & Construction Products-Misc. — 0.9%
Drew Industries, Inc.†	2,647	54,661
Gibraltar Industries, Inc.†	54,854	862,854
Louisiana-Pacific Corp.†	29,750	207,655
NCI Building Systems, Inc.†	12,661	22,916
Quanex Building Products Corp.	5,290	89,771
Simpson Manufacturing Co., Inc.	15,872	426,798
		1,664,655
Building & Construction-Misc. — 0.1%
Dycom Industries, Inc.†	5,480	44,005
Insituform Technologies, Inc., Class A†	5,463	124,119
		168,124
Building Products-Air & Heating — 0.1%
AAON, Inc.	1,766	34,419
Comfort Systems USA, Inc.	5,362	66,167
		100,586
Building Products-Cement — 0.2%
Eagle Materials, Inc.	6,156	160,364
Texas Industries, Inc.	3,897	136,356
		296,720
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	3,927	54,978
Building Products-Wood — 0.1%
Universal Forest Products, Inc.	2,719	100,086
Building-Heavy Construction — 0.4%
Granite Construction, Inc.	3,950	132,957
Tutor Perini Corp.†	28,920	522,874
		655,831
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	6,524	134,786
Building-Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	952	17,517
Winnebago Industries, Inc.†	4,087	49,861
		67,378
Building-Residential/Commercial — 0.1%
M/I Homes, Inc.†	2,602	27,035
Meritage Homes Corp.†	4,465	86,309
Standard Pacific Corp.†	13,668	51,118
		164,462
Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	1,587	12,855
Casino Services — 0.0%
Shuffle Master, Inc.†	7,534	62,080
Cellular Telecom — 0.3%
Syniverse Holdings, Inc.†	27,600	482,448
Chemicals-Other — 0.0%
American Vanguard Corp.	2,905	24,112
Chemicals-Plastics — 0.2%
A. Schulman, Inc.	3,668	74,020
PolyOne Corp.†	37,105	277,175
		351,195
Chemicals-Specialty — 0.8%
Arch Chemicals, Inc.	3,519	108,667
Balchem Corp.	2,620	87,796
Ferro Corp.	71,340	587,842
H.B. Fuller Co.	6,833	155,451
NewMarket Corp.	1,645	188,797
OM Group, Inc.†	4,293	134,757
Penford Corp.	1,597	13,878
Quaker Chemical Corp.	1,555	32,095
Stepan Co.	1,071	69,411
Zep, Inc.	3,035	52,566
		1,431,260
Circuit Boards — 0.1%
Park Electrochemical Corp.	2,888	79,824
TTM Technologies, Inc.†	6,066	69,941
		149,765
Coffee — 0.0%
Peet’s Coffee & Tea, Inc.†	1,824	60,794
Collectibles — 0.0%
RC2 Corp.†	3,003	44,294
Commercial Services — 1.0%
Arbitron, Inc.	3,729	87,333
DynCorp International, Inc., Class A†	35,603	510,903
Healthcare Services Group, Inc.	6,105	131,013
HMS Holdings Corp.†	3,617	176,112
Live Nation Entertainment, Inc.†	11,762	100,095
Pre-Paid Legal Services, Inc.†	1,031	42,353
StarTek, Inc.†	1,672	12,507
Steiner Leisure, Ltd.†	17,020	676,715
TeleTech Holdings, Inc.†	4,554	91,217
Ticketmaster Entertainment, Inc.†	5,322	65,035
		1,893,283
Commercial Services-Finance — 0.2%
Coinstar, Inc.†	4,365	121,260
Heartland Payment Systems, Inc.	5,263	69,103
Rewards Network, Inc.	1,229	15,535
Wright Express Corp.†	5,356	170,642
		376,540
Communications Software — 0.2%
Digi International, Inc.†	36,746	335,124
Smith Micro Software, Inc.†	4,174	38,150
		373,274

2

Computer Services — 0.4%
CACI International, Inc., Class A†	4,225	206,391
CIBER, Inc.†	9,774	33,720
COMSYS IT Partners, Inc.†	22,740	202,159
Insight Enterprises, Inc.†	6,447	73,625
Manhattan Associates, Inc.†	3,163	76,007
SYKES Enterprises, Inc.†	4,941	125,847
		717,749
Computer Software — 0.1%
Avid Technology, Inc.†	4,007	51,130
Blackbaud, Inc.	6,205	146,624
Phoenix Technologies, Ltd.†	4,923	13,538
		211,292
Computers-Integrated Systems — 0.2%
Agilysys, Inc.	2,817	25,635
Integral Systems, Inc.†	2,436	21,096
Mercury Computer Systems, Inc.†	3,301	36,344
MTS Systems Corp.	2,331	66,993
NetScout Systems, Inc.†	4,802	70,301
Radiant Systems, Inc.†	3,861	40,154
Radisys Corp.†	3,341	31,907
Stratasys, Inc.†	2,844	49,144
		341,574
Computers-Memory Devices — 0.0%
Hutchinson Technology, Inc.†	3,282	33,673
Computers-Periphery Equipment — 0.2%
Compellent Technologies, Inc.†	3,191	72,372
Rimage Corp.†	12,240	212,241
Synaptics, Inc.†	4,778	146,446
		431,059
Consulting Services — 2.4%
Forrester Research, Inc.†	2,081	54,002
FTI Consulting, Inc.†	25,600	1,207,296
Huron Consulting Group, Inc.†	27,600	635,904
MAXIMUS, Inc.	2,478	123,900
Navigant Consulting, Inc.†	40,781	606,006
Towers Watson & Co., Class A	37,247	1,769,977
		4,397,085
Consumer Products-Misc. — 0.5%
Blyth, Inc.	839	28,291
Central Garden & Pet Co.†	9,841	105,299
Central Garden and Pet Co., Class A†	53,916	535,925
Helen of Troy, Ltd.†	4,237	103,637
Kid Brands, Inc.†	2,382	10,433
WD-40 Co.	2,323	75,172
		858,757
Containers-Paper/Plastic — 0.2%
Rock-Tenn Co., Class A	5,444	274,432
Cosmetics & Toiletries — 0.1%
Chattem, Inc.†	2,674	249,484
Data Processing/Management — 0.8%
Bowne & Co., Inc.	5,632	37,622
CommVault Systems, Inc.†	5,918	140,197
CSG Systems International, Inc.†	4,936	94,228
DJSP Enterprises, Inc†	67,900	607,705
Dun & Bradstreet Corp.	7,600	641,212
		1,520,964
Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	9,396	167,437
National Dentex Corp.†	23,180	234,118
		401,555
Diagnostic Kits — 0.1%
Inverness Medical Innovations, Inc.	109	28,976
Meridian Bioscience, Inc.	5,705	122,943
		151,919
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,789	65,191
Merit Medical Systems, Inc.†	3,949	76,176
		141,367
Distribution/Wholesale — 1.0%
Brightpoint, Inc.†	9,307	68,407
Fossil, Inc.†	10,500	352,380
MWI Veterinary Supply, Inc.†	1,714	64,618
Pool Corp.	6,877	131,213
Scansource, Inc.†	3,732	99,644
School Specialty, Inc.†	2,253	52,698
United Stationers, Inc.†	13,605	773,444
Watsco, Inc.	4,502	220,508
		1,762,912
Diversified Manufacturing Operations — 0.7%
Actuant Corp., Class A	9,530	176,591
Acuity Brands, Inc.	6,079	216,656
AO Smith Corp.	3,198	138,761
AZZ, Inc.	1,728	56,506
Barnes Group, Inc.	6,072	102,617
EnPro Industries, Inc.†	2,809	74,186
ESCO Technologies, Inc.	3,717	133,254
Griffon Corp.†	6,195	75,703
Koppers Holdings, Inc.	8,280	252,043
Lydall, Inc.†	2,367	12,332
Standex International Corp.	1,750	35,157
Tredegar Corp.	3,039	48,077
		1,321,883
Diversified Minerals — 0.1%
AMCOL International Corp.	3,490	99,186
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	3,167	151,921
Viad Corp.	2,887	59,559
Volt Information Sciences, Inc.†	1,702	17,020
		228,500
E-Commerce/Products — 0.5%
Blue Nile, Inc.†	2,045	129,510
NutriSystem, Inc.	4,347	135,496
Stamps.com, Inc.†	1,660	14,940
Vitacost.com, Inc.†	51,100	532,462
		812,408
E-Marketing/Info — 0.0%
comScore, Inc.†	3,404	59,740

3

E-Services/Consulting — 0.1%
Perficient, Inc.†	4,305	36,291
Websense, Inc.†	6,151	107,397
		143,688
Electric Products-Misc. — 0.2%
GrafTech International, Ltd.†	18,590	289,074
Littelfuse, Inc.†	3,058	98,315
		387,389
Electric-Integrated — 1.1%
Allete, Inc.	4,165	136,112
Avista Corp.	7,697	166,178
Central Vermont Public Service Corp.	1,641	34,133
CH Energy Group, Inc.	2,217	94,267
CMS Energy Corp.	9,720	152,215
El Paso Electric Co.†	6,220	126,142
MGE Energy, Inc.	5,650	201,931
NV Energy, Inc.	41,900	518,722
Portland General Electric Co.	10,230	208,794
UIL Holdings Corp.	4,205	118,077
Unisource Energy Corp.	5,022	161,658
		1,918,229
Electronic Components-Misc. — 0.4%
Bel Fuse, Inc., Class B	9,546	205,143
Benchmark Electronics, Inc.†	9,045	171,041
CTS Corp.	4,760	45,791
Daktronics, Inc.	4,854	44,705
Methode Electronics, Inc.	5,272	45,761
Plexus Corp.†	5,558	158,403
Rogers Corp.†	2,212	67,046
Technitrol, Inc.	5,781	25,321
		763,211
Electronic Components-Semiconductors — 2.5%
Actel Corp.†	3,684	43,766
Advanced Analogic Technologies, Inc.†	217,568	857,218
Avago Technologies, Ltd.†	36,300	663,927
Diodes, Inc.†	4,902	100,246
DSP Group, Inc.†	3,214	18,095
Fairchild Semiconductor International, Inc.†	70,620	705,494
Kopin Corp.†	9,308	38,907
MEMC Electronic Materials, Inc.†	35,300	480,786
Microsemi Corp.†	11,511	204,320
OmniVision Technologies, Inc.†	21,600	313,848
ON Semiconductor Corp.†	73,990	651,852
Skyworks Solutions, Inc.†	24,500	347,655
Supertex, Inc.†	1,814	54,057
		4,480,171
Electronic Measurement Instruments — 0.1%
Analogic Corp.	1,813	69,818
Badger Meter, Inc.	2,102	83,702
FARO Technologies, Inc.†	2,259	48,433
Keithley Instruments, Inc.	1,903	8,849
		210,802
Electronic Security Devices — 0.1%
American Science and Engineering, Inc.	1,249	94,724
LoJack Corp.†	2,560	10,343
		105,067
Energy-Alternate Sources — 0.0%
Headwaters, Inc.†	8,462	55,172
Engineering/R&D Services — 0.5%
EMCOR Group, Inc.†	30,524	821,095
Exponent, Inc.†	1,931	53,759
Stanley, Inc.†	2,260	61,947
		936,801
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	7,024	131,419
Enterprise Software/Service — 1.6%
Concur Technologies, Inc.†	5,993	256,201
Epicor Software Corp.†	6,472	49,317
JDA Software Group, Inc.†	4,266	108,655
Lawson Software, Inc.†	130,310	866,561
Novell, Inc.†	307,900	1,277,785
Omnicell, Inc.†	4,491	52,500
SYNNEX Corp.†	2,897	88,822
Taleo Corp., Class A†	5,390	126,773
Tyler Technologies, Inc.†	3,882	77,290
		2,903,904
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	11,403	114,600
THQ, Inc.†	9,488	47,820
		162,420
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	8,605	233,798
Filtration/Separation Products — 0.1%
CLARCOR, Inc.	7,078	229,610
Finance-Consumer Loans — 0.1%
Portfolio Recovery Associates, Inc.†	2,176	97,659
World Acceptance Corp.†	2,282	81,764
		179,423
Finance-Investment Banker/Broker — 1.7%
Broadpoint Gleacher Securities, Inc.†	199,700	890,662
Duff & Phelps Corp., Class A	22,270	406,650
FBR Capital Markets Corp.†	42,020	259,684
Greenhill & Co., Inc.	2,881	231,171
Investment Technology Group, Inc.†	6,142	120,997
LaBranche & Co., Inc.†	7,420	21,073
optionsXpress Holdings, Inc.	6,000	92,700
Piper Jaffray Cos., Inc.†	2,246	113,670
Raymond James Financial, Inc.	19,250	457,572
Stifel Financial Corp.†	4,257	252,185
SWS Group, Inc.	3,938	47,650
Thomas Weisel Partners Group, Inc.†	52,570	198,715
TradeStation Group, Inc.†	4,650	36,689
		3,129,418
Finance-Leasing Companies — 0.4%
Financial Federal Corp.	24,729	680,047
Finance-Other Services — 0.6%
The NASDAQ OMX Group, Inc.†	54,400	1,078,208

4

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	2,680	25,996
Food-Canned — 0.1%
Treehouse Foods, Inc.†	4,486	174,326
Food-Dairy Products — 0.8%
Dean Foods Co.†	84,800	1,529,792
Food-Meat Products — 0.1%
Smithfield Foods, Inc.†	15,730	238,939
Food-Misc. — 1.7%
American Italian Pasta Co., Class A†	11,400	396,606
Cal-Maine Foods, Inc.	1,770	60,322
Diamond Foods, Inc.	2,336	83,021
J & J Snack Foods Corp.	1,988	79,441
Lance, Inc.	4,507	118,534
Ralcorp Holdings, Inc.†	21,000	1,253,910
Smart Balance, Inc.†	180,400	1,082,400
The Hain Celestial Group, Inc.†	5,726	97,399
		3,171,633
Food-Retail — 0.2%
Great Atlantic & Pacific Tea Co., Inc.†	4,089	48,209
Weis Markets, Inc.	9,780	355,601
		403,810
Food-Wholesale/Distribution — 0.3%
Calavo Growers, Inc.	1,648	28,016
Nash Finch Co.	1,807	67,021
Spartan Stores, Inc.	21,624	309,007
United Natural Foods, Inc.†	6,074	162,419
		566,463
Footwear & Related Apparel — 0.7%
CROCS, Inc.†	12,034	69,196
Deckers Outdoor Corp.†	1,804	183,503
Iconix Brand Group, Inc.†	10,034	126,930
Skechers USA, Inc., Class A†	4,696	138,109
The Timberland Co., Class A†	35,810	642,073
Wolverine World Wide, Inc.	6,963	189,533
		1,349,344
Forestry — 0.0%
Deltic Timber Corp.	1,504	69,455
Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	8,686	163,644
Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	8,442	75,809
Garden Products — 0.1%
Toro Co.	4,808	201,022
Gas-Distribution — 0.9%
Laclede Group, Inc.	3,112	105,092
New Jersey Resources Corp.	12,573	470,230
Northwest Natural Gas Co.	11,802	531,562
Piedmont Natural Gas Co., Inc.	10,266	274,616
South Jersey Industries, Inc.	4,204	160,509
Southwest Gas Corp.	6,312	180,081
		1,722,090
Golf — 0.5%
Callaway Golf Co.	112,775	850,323
Health Care Cost Containment — 0.2%
Corvel Corp.†	1,019	34,177
MedQuist, Inc.	38,160	255,291
		289,468
Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	3,658	49,091
La-Z-Boy, Inc.†	7,242	69,016
		118,107
Hotels/Motels — 0.1%
Marcus Corp.	2,937	37,652
Morgans Hotel Group Co.†	11,166	50,582
		88,234
Human Resources — 0.8%
Administaff, Inc.	3,137	74,002
AMN Healthcare Services, Inc.†	4,585	41,540
CDI Corp.	2,086	27,014
Cross Country Healthcare, Inc.†	42,650	422,661
Heidrick & Struggles International, Inc.	2,398	74,913
Kelly Services, Inc., Class A†	3,733	44,535
Korn/Ferry International†	9,360	154,440
On Assignment, Inc.†	5,073	36,272
Spherion Corp.†	7,146	40,161
TrueBlue, Inc.†	40,253	596,147
		1,511,685
Identification Systems — 0.9%
Brady Corp., Class A	7,355	220,723
Checkpoint Systems, Inc.†	5,479	83,555
Cogent, Inc.†	121,700	1,264,463
		1,568,741
Industrial Audio & Video Products — 0.0%
Sonic Solutions, Inc.†	3,758	44,457
Industrial Automated/Robotic — 0.1%
Cognex Corp.	5,577	98,825
Gerber Scientific, Inc.†	3,539	17,872
Intermec, Inc.†	6,997	89,981
		206,678
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	4,121	127,421
Instruments-Scientific — 0.2%
Dionex Corp.†	2,489	183,862
FEI Co.†	5,294	123,668
		307,530
Insurance Brokers — 0.0%
eHealth, Inc.†	3,286	53,989
Insurance-Life/Health — 0.1%
Delphi Financial Group, Inc., Class A	6,668	149,163
Presidential Life Corp.	2,912	26,645
		175,808
Insurance-Multi-line — 0.0%
United Fire & Casualty Co.	3,143	57,297
Insurance-Property/Casualty — 1.9%
American Physicians Capital, Inc.	1,262	38,264

5

AMERISAFE, Inc.†	2,649	47,603
Arch Capital Group, Ltd.†	6,420	459,351
CNA Surety Corp.†	29,507	439,359
EMC Insurance Group, Inc.	14,340	308,453
Employers Holdings, Inc.	6,184	94,863
Infinity Property & Casualty Corp.	1,911	77,663
Meadowbrook Insurance Group, Inc.	87,840	650,016
Navigators Group, Inc.†	1,882	88,661
ProAssurance Corp.†	4,552	244,488
RLI Corp.	2,491	132,646
Safety Insurance Group, Inc.	2,123	76,916
Selective Insurance Group, Inc.	7,455	122,635
Stewart Information Services Corp.	2,566	28,944
Tower Group, Inc.	6,310	147,717
Zenith National Insurance Corp.	18,811	559,815
		3,517,394
Internet Application Software — 0.8%
Cybersource Corp.†	9,835	197,782
DealerTrack Holdings, Inc.†	5,676	106,652
eResearchTechnology, Inc.†	5,916	35,555
S1 Corp.†	173,868	1,133,619
		1,473,608
Internet Connectivity Services — 0.0%
PC-Tel, Inc.†	2,623	15,528
Internet Content-Information/News — 0.0%
The Knot, Inc.†	4,218	42,475
Internet Infrastructure Software — 0.8%
TeleCommunication Systems, Inc., Class A†	151,016	1,461,835
Internet Security — 0.3%
Blue Coat Systems, Inc.†	5,701	162,707
McAfee, Inc.†	11,230	455,601
		618,308
Internet Telephone — 0.1%
j2 Global Communications, Inc.†	6,342	129,060
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	8,730	587,965
Artio Global Investors, Inc.†	14,350	365,782
Cohen & Steers, Inc.	14,350	327,754
National Financial Partners Corp.†	5,808	46,987
Teton Advisors, Inc.(1)	253	4,045
		1,332,533
Lasers-System/Components — 0.2%
Cymer, Inc.†	4,052	155,516
Electro Scientific Industries, Inc.†	3,852	41,678
II-VI, Inc.†	3,490	110,982
Newport Corp.†	5,088	46,759
		354,935
Leisure Products — 0.1%
Brunswick Corp.	12,405	157,668
Multimedia Games, Inc.†	3,825	22,988
		180,656
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	2,613	65,664
UniFirst Corp.	2,016	96,990
		162,654
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.†	2,790	75,163
Machinery-Electrical — 0.5%
Baldor Electric Co.	5,891	165,478
Regal-Beloit Corp.	13,810	717,292
		882,770
Machinery-Farming — 0.4%
AGCO Corp.†	17,570	568,214
Lindsay Corp.	1,743	69,458
		637,672
Machinery-General Industrial — 1.7%
Albany International Corp., Class A	34,666	778,598
Altra Holdings, Inc.†	62,980	777,803
Applied Industrial Technologies, Inc.	5,232	115,470
Gardner Denver, Inc.	7,313	311,168
IDEX Corp.	9,160	285,334
Intevac, Inc.†	3,101	35,569
Robbins & Myers, Inc.	4,616	108,568
Wabtec Corp.	15,710	641,597
		3,054,107
Machinery-Material Handling — 0.0%
Cascade Corp.	1,284	35,297
Medical Imaging Systems — 0.7%
Merge Healthcare, Inc.†	381,121	1,280,567
Medical Information Systems — 0.5%
Computer Programs & Systems, Inc.	1,372	63,181
Eclipsys Corp.†	8,000	148,160
Medidata Solutions, Inc.†	22,268	347,381
Phase Forward, Inc.†	6,090	93,481
Quality Systems, Inc.	2,656	166,770
		818,973
Medical Instruments — 0.3%
Abaxis, Inc.†	3,096	79,103
Conmed Corp.†	4,092	93,297
CryoLife, Inc.†	3,994	25,641
Integra LifeSciences Holdings Corp.†	2,880	105,926
Kensey Nash Corp.†	1,560	39,780
Natus Medical, Inc.†	3,987	58,968
SurModics, Inc.†	2,457	55,676
Symmetry Medical, Inc.†	5,031	40,550
		498,941
Medical Labs & Testing Services — 0.1%
Bio-Reference Laboratories, Inc.†	1,669	65,408
Genoptix, Inc.†	2,412	85,698
		151,106
Medical Laser Systems — 0.0%
LCA-Vision, Inc.†	2,617	13,399
Palomar Medical Technologies, Inc.†	2,539	25,593
		38,992

6

Medical Products — 0.8%
American Medical Systems Holdings, Inc.†	10,461	201,793
Cantel Medical Corp.	1,805	36,425
Cyberonics, Inc.†	3,349	68,454
Greatbatch, Inc.†	3,254	62,574
Haemonetics Corp.†	3,595	198,264
Hanger Orthopedic Group, Inc.†	4,445	61,474
Invacare Corp.	4,541	113,252
Osteotech, Inc.†	2,526	8,083
PSS World Medical, Inc.†	8,382	189,182
The Cooper Cos., Inc.	6,347	241,948
West Pharmaceutical Services, Inc.	4,634	181,653
Zoll Medical Corp.†	2,962	79,145
		1,442,247
Medical-Biomedical/Gene — 1.2%
Arqule, Inc.†	3,966	14,635
Cambrex Corp.†	4,111	22,939
Cubist Pharmaceuticals, Inc.†	8,143	154,473
Emergent Biosolutions, Inc.†	2,337	31,760
Enzo Biochem, Inc.†	23,161	124,606
Martek Biosciences Corp.†	84,370	1,597,968
Regeneron Pharmaceuticals, Inc.†	8,936	216,072
		2,162,453
Medical-Drugs — 0.3%
PharMerica Corp.†	4,299	68,268
Salix Pharmaceuticals, Ltd.†	7,798	198,069
Savient Pharmaceuticals, Inc.†	9,361	127,403
ViroPharma, Inc.†	10,883	91,309
		485,049
Medical-Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	4,892	132,378
Medical-HMO — 0.4%
AMERIGROUP Corp.†	7,182	193,627
Centene Corp.†	6,044	127,951
Healthspring, Inc.†	6,875	121,069
Magellan Health Services, Inc.†	4,936	201,043
Molina Healthcare, Inc.†	1,864	42,630
		686,320
Medical-Hospitals — 0.4%
LifePoint Hospitals, Inc.†	23,400	760,734
MedCath Corp.†	2,489	19,688
		780,422
Medical-Nursing Homes — 0.8%
Odyssey HealthCare, Inc.†	4,658	72,572
Sun Healthcare Group, Inc.†	140,600	1,289,302
		1,361,874
Medical-Outpatient/Home Medical — 0.3%
Air Methods Corp.†	1,533	51,540
Almost Family, Inc.†	1,143	45,183
Amedisys, Inc.†	3,929	190,792
Amsurg Corp.†	4,308	94,862
Gentiva Health Services, Inc.†	4,120	111,281
LHC Group, Inc.†	2,127	71,489
Res-Care, Inc.†	3,596	40,275
		605,422
Metal Processors & Fabrication — 1.5%
CIRCOR International, Inc.	2,390	60,180
Haynes International, Inc.	21,500	708,855
Kaydon Corp.	18,197	650,725
Mueller Industries, Inc.	17,882	444,189
RBC Bearings, Inc.†	31,343	762,575
RTI International Metals, Inc.†	4,215	106,092
		2,732,616
Metal Products-Distribution — 0.1%
A.M. Castle & Co.	2,350	32,172
Lawson Products, Inc.	565	9,972
Olympic Steel, Inc.	6,659	216,950
		259,094
Metal-Aluminum — 0.2%
Century Aluminum Co.†	8,059	130,475
Kaiser Aluminum Corp.	4,610	191,868
		322,343
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	3,970	182,977
Miscellaneous Manufacturing — 0.2%
Aptargroup, Inc.	9,030	322,732
John Bean Technologies Corp.	3,877	65,948
Movado Group, Inc.†	2,511	24,407
		413,087
Multimedia — 0.0%
EW Scripps Co., Class A†	4,067	28,306
Networking Products — 0.8%
Adaptec, Inc.†	16,903	56,625
Anixter International, Inc.†	4,055	190,991
BigBand Networks, Inc.†	232,600	800,144
Black Box Corp.	13,265	375,930
Netgear, Inc.†	4,864	105,500
		1,529,190
Non-Ferrous Metals — 0.2%
Brush Engineered Materials, Inc.†	2,841	52,672
Horsehead Holding Corp†	23,320	297,330
		350,002
Office Furnishings-Original — 0.0%
Interface, Inc. Class A	7,908	65,715
Office Supplies & Forms — 0.0%
The Standard Register Co.	1,784	9,098
Oil & Gas Drilling — 0.1%
Pioneer Drilling Co.†	7,601	60,048
Seahawk Drilling, Inc.†	1,637	36,898
		96,946
Oil Companies-Exploration & Production — 2.4%
Bill Barrett Corp.†	18,980	590,468
Carrizo Oil & Gas, Inc.†	10,990	291,125
Denbury Resources, Inc.†	58,710	868,908
Penn Virginia Corp.	6,375	135,724
PetroCorp, Inc.†(1)(2)	154	0

7

Petroleum Development Corp.†	2,701	49,185
Petroquest Energy, Inc.†	31,489	193,027
Plains Exploration & Production Co.†	35,700	987,462
Rex Energy Corp†	28,471	341,652
St. Mary Land & Exploration Co.	17,575	601,768
Stone Energy Corp.†	5,896	106,423
Swift Energy Co.†	5,260	126,030
		4,291,772
Oil Field Machinery & Equipment — 0.6%
Dril-Quip, Inc.†	4,211	237,838
Gulf Island Fabrication, Inc.	20,737	436,099
Lufkin Industries, Inc.	2,090	152,988
National Oilwell Varco, Inc.	7,180	316,566
		1,143,491
Oil Refining & Marketing — 0.1%
Holly Corp.	5,789	148,372
Oil-Field Services — 1.5%
Basic Energy Services, Inc.†	3,205	28,525
Cal Dive International, Inc.†	175,400	1,326,024
CARBO Ceramics, Inc.	2,689	183,309
Hornbeck Offshore Services, Inc.†	3,228	75,148
Matrix Service Co.†	36,157	385,072
Oil States International, Inc.†	6,992	274,716
SEACOR Holdings, Inc.†	2,845	216,931
Superior Well Services, Inc.†	12,598	179,647
TETRA Technologies, Inc.†	10,598	117,426
		2,786,798
Paper & Related Products — 0.2%
Buckeye Technologies, Inc.†	5,443	53,124
Clearwater Paper Corp.†	1,596	87,732
Neenah Paper, Inc.	2,059	28,723
Schweitzer-Mauduit International, Inc.	2,485	174,820
Wausau Paper Corp.†	6,872	79,715
		424,114
Pharmacy Services — 1.0%
Catalyst Health Solutions, Inc.†	5,401	196,974
Omnicare, Inc.	70,300	1,699,854
		1,896,828
Physical Therapy/Rehabilitation Centers — 0.7%
RehabCare Group, Inc.†	39,293	1,195,686
Physicians Practice Management — 0.3%
Healthways, Inc.†	4,749	87,097
IPC The Hospitalist Co., Inc.†	1,905	63,341
MEDNAX, Inc.†	6,538	392,999
		543,437
Poultry — 0.7%
Sanderson Farms, Inc.	31,657	1,334,659
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	4,667	70,378
Magnetek, Inc.†	4,382	6,748
Vicor Corp.†	2,749	25,566
		102,692
Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	1,568	54,911
Private Corrections — 0.1%
The Geo Group, Inc.†	7,216	157,886
Protection/Safety — 0.1%
Landauer, Inc.	1,314	80,680
Real Estate Investment Trusts — 3.4%
Acadia Realty Trust	5,588	94,270
BioMed Realty Trust, Inc.	49,017	773,488
Cedar Shopping Centers, Inc.	6,355	43,214
Cogdell Spencer, Inc.	10,990	62,203
Colonial Properties Trust	9,314	109,253
Corporate Office Properties Trust	3,240	118,681
Cousins Properties, Inc.	21,977	167,685
DiamondRock Hospitality Co.	16,616	140,738
EastGroup Properties, Inc.	6,742	258,084
Entertainment Properties Trust	5,902	208,164
Extra Space Storage, Inc.	12,143	140,252
Franklin Street Properties Corp.	9,509	138,927
Healthcare Realty Trust, Inc.	8,344	179,062
Home Properties, Inc.	4,716	225,000
Inland Real Estate Corp.	9,968	81,239
Kilroy Realty Corp.	6,060	185,860
Kite Realty Group Trust	8,847	36,007
LaSalle Hotel Properties	42,843	909,557
Lexington Realty Trust	14,374	87,394
LTC Properties, Inc.	3,266	87,366
Medical Properties Trust, Inc.	11,263	112,630
Mid-America Apartment Communities, Inc.	14,254	688,183
National Retail Properties, Inc.	11,577	245,664
Parkway Properties, Inc.	3,038	63,251
Pennsylvania Real Estate Investment Trust	5,575	47,165
Post Properties, Inc.	6,807	133,417
PS Business Parks, Inc.	2,534	126,827
Saul Centers, Inc.	3,340	109,418
Senior Housing Properties Trust	5,920	129,470
Sovran Self Storage, Inc.	3,862	137,989
Tanger Factory Outlet Centers, Inc.	5,658	220,605
Urstadt Biddle Properties, Inc., Class A	3,009	45,947
Washington Real Estate Investment Trust	4,110	113,231
		6,220,241
Real Estate Management/Services — 1.0%
CB Richard Ellis Group, Inc., Class A†	29,230	396,651
HFF, Inc., Class A†	69,580	434,875
Jones Lang LaSalle, Inc.	17,790	1,074,516
		1,906,042
Real Estate Operations & Development — 0.2%
Forestar Group, Inc.†	5,046	110,911
Pebblebrook Hotel Trust†	11,700	257,517
		368,428
Recreational Vehicles — 0.1%
Arctic Cat, Inc.†	1,718	15,737
Polaris Industries, Inc.	4,594	200,436
		216,173

8

Rental Auto/Equipment — 0.5%
Aaron’s Inc.	34,500	956,685
Research & Development — 0.1%
Kendle International, Inc.†	2,090	38,268
Parexel International Corp.†	8,169	115,183
		153,451
Retail-Apparel/Shoe — 2.7%
Brown Shoe Co., Inc.	6,022	59,437
Cato Corp., Class A	40,480	812,029
Christopher & Banks Corp.	5,057	38,534
Dress Barn, Inc.†	7,658	176,900
Genesco, Inc.†	3,185	87,460
Gymboree Corp.†	4,195	182,441
Hot Topic, Inc.†	188,818	1,200,882
JOS. A. Bank Clothiers, Inc.†	2,569	108,386
Liz Claiborne, Inc.†	13,348	75,149
Stage Stores, Inc.	5,349	66,114
Stein Mart, Inc.†	3,669	39,111
The Buckle, Inc.	3,577	104,735
The Children’s Place Retail Stores, Inc.†	30,011	990,663
The Finish Line, Inc., Class A	7,924	99,446
The Men’s Wearhouse, Inc.	7,329	154,349
Wet Seal, Inc., Class A†	237,066	817,878
		5,013,514
Retail-Auto Parts — 0.8%
Advance Auto Parts, Inc.	33,400	1,352,032
The Pep Boys-Manny, Moe & Jack	6,544	55,362
		1,407,394
Retail-Automobile — 0.2%
Group 1 Automotive, Inc.†	3,401	96,418
Lithia Motors, Inc., Class A†	2,972	24,430
Rush Enterprises, Inc., Class A†	21,690	257,894
Sonic Automotive, Inc.†	5,566	57,831
		436,573
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	2,177	58,344
Retail-Computer Equipment — 1.1%
GameStop Corp., Class A†	93,500	2,051,390
Retail-Convenience Store — 1.0%
Casey’s General Stores, Inc.	20,444	652,572
The Pantry, Inc.†	87,200	1,185,048
		1,837,620
Retail-Discount — 0.1%
Fred’s, Inc.	5,623	57,355
HSN, Inc.†	5,549	112,034
Tuesday Morning Corp.†	4,388	11,321
		180,710
Retail-Fabric Store — 0.1%
Jo-Ann Stores, Inc.†	3,764	136,407
Retail-Gardening Products — 0.2%
Tractor Supply Co.†	5,080	269,037
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	2,628	36,082
Retail-Jewelry — 0.0%
Zale Corp.†	3,333	9,066
Retail-Leisure Products — 0.2%
MarineMax, Inc.†	41,557	381,909
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	14,530	301,933
Retail-Office Supplies — 0.1%
OfficeMax, Inc.†	10,719	136,024
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	4,116	143,895
EZCORP, Inc., Class A†	6,833	117,596
First Cash Financial Services, Inc.†	3,735	82,880
		344,371
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	3,206	56,522
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	8,349	223,670
Retail-Restaurants — 1.5%
BJ’s Restaurants, Inc.†	2,973	55,952
Brinker International, Inc.	8,580	128,014
Buffalo Wild Wings, Inc.†	2,531	101,923
Burger King Holdings, Inc.	47,254	889,320
California Pizza Kitchen, Inc.†	23,179	311,758
CEC Entertainment, Inc.†	3,198	102,080
CKE Restaurants, Inc.	37,328	315,795
Cracker Barrel Old Country Store, Inc.	3,214	122,100
DineEquity, Inc.†	2,123	51,568
Jack in the Box, Inc.†	8,053	158,402
Landry’s Restaurants, Inc.†	1,134	24,143
O’Charley’s, Inc.†	2,635	17,259
Papa John’s International, Inc.†	3,098	72,369
PF Chang’s China Bistro, Inc.†	3,252	123,283
Red Robin Gourmet Burgers, Inc.†	2,190	39,201
Ruby Tuesday, Inc.†	9,061	65,239
Ruth’s Hospitality Group, Inc.†	2,822	5,898
Sonic Corp.†	8,581	86,411
Texas Roadhouse, Inc., Class A†	7,211	80,979
The Steak N Shake Co.†	172	55,749
		2,807,443
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	3,026	51,987
Cabela’s Inc., Class A†	5,664	80,769
Hibbett Sports, Inc.†	4,024	88,488
Zumiez, Inc.†	2,934	37,320
		258,564
Rubber-Tires — 0.6%
Cooper Tire & Rubber Co.	50,470	1,011,923
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	3,966	36,091
Savings & Loans/Thrifts — 0.2%
Brookline Bancorp, Inc.	8,290	82,154
Dime Community Bancshares	3,581	41,969
Westfield Financial, Inc.	28,530	235,373
		359,496
Schools — 0.2%
American Public Education, Inc.†	2,566	88,168

9

Capella Education Co.†	2,042	153,763
Universal Technical Institute, Inc.†	2,846	57,489
		299,420
Seismic Data Collection — 0.2%
ION Geophysical Corp.†	64,629	382,604
Semiconductor Components-Integrated Circuits — 0.7%
Cypress Semiconductor Corp.†	21,878	231,032
Exar Corp.†	73,320	521,305
Hittite Microwave Corp.†	3,008	122,576
Micrel, Inc.	6,014	49,315
Pericom Semiconductor Corp.†	3,590	41,393
Sigma Designs, Inc.†	3,768	40,317
Standard Microsystems Corp.†	3,128	65,000
TriQuint Semiconductor, Inc.†	21,377	128,262
		1,199,200
Semiconductor Equipment — 1.7%
ATMI, Inc.†	4,413	82,170
Brooks Automation, Inc.†	9,047	77,623
Cabot Microelectronics Corp.†	3,297	108,669
Cohu, Inc.	3,296	45,979
Entegris, Inc.†	107,180	565,910
Kulicke and Soffa Industries, Inc.†	9,738	52,488
MKS Instruments, Inc.†	6,954	121,069
Rudolph Technologies, Inc.†	4,349	29,225
Ultratech, Inc.†	3,324	49,395
Varian Semiconductor Equipment Associates, Inc.†	28,488	1,022,150
Veeco Instruments, Inc.†	5,413	178,846
Verigy, Ltd.†	59,270	762,805
		3,096,329
Steel Pipe & Tube — 0.2%
Mueller Water Products, Inc., Class A	84,671	440,289
Steel-Producers — 0.2%
Carpenter Technology Corp.	10,385	279,876
Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	4,990	70,309
Telecom Equipment-Fiber Optics — 0.5%
Harmonic, Inc.†	128,793	815,260
Telecom Services — 1.8%
Advanced Radio Telecom Corp.†(1)(2)	200	0
Cbeyond, Inc.†	3,621	57,031
Iowa Telecommunications Services, Inc.	4,615	77,347
Neutral Tandem, Inc.†	91,112	2,072,798
Premiere Global Services, Inc.†	130,300	1,074,975
USA Mobility, Inc.	3,171	34,913
		3,317,064
Telecommunication Equipment — 0.6%
Applied Signal Technology, Inc.	1,853	35,744
Arris Group, Inc.†	17,612	201,305
Comtech Telecommunications Corp.†	3,968	139,078
Network Equipment Technologies, Inc.†	4,172	16,897
Plantronics, Inc.	22,840	593,383
Symmetricom, Inc.†	6,145	31,954
Tekelec†	9,463	144,595
Tollgrade Communications, Inc.†	1,779	10,870
		1,173,826
Telephone-Integrated — 0.0%
General Communication, Inc., Class A†	6,269	39,996
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,431	21,551
Theaters — 0.4%
Regal Entertainment Group, Class A	53,800	776,872
Therapeutics — 0.0%
Theragenics Corp.†	4,718	6,322
Tobacco — 0.0%
Alliance One International, Inc.†	12,522	61,107
Tools-Hand Held — 0.3%
Snap-On, Inc.	12,900	545,154
Toys — 0.0%
Jakks Pacific, Inc.†	3,921	47,523
Transport-Marine — 0.3%
Kirby Corp.†	16,100	560,763
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	18,140	592,090
Transport-Services — 0.2%
Bristow Group, Inc.†	5,040	193,788
Hub Group, Inc., Class A†	5,322	142,789
		336,577
Transport-Truck — 0.7%
Arkansas Best Corp.	3,552	104,536
Forward Air Corp.	4,072	102,004
Heartland Express, Inc.	7,389	112,830
J.B. Hunt Transport Services, Inc.	13,160	424,673
Knight Transportation, Inc.	8,197	158,120
Landstar System, Inc.	8,260	320,240
Old Dominion Freight Line, Inc.†	3,929	120,620
		1,343,023
Travel Services — 0.0%
Interval Leisure Group, Inc.†	5,557	69,296
Veterinary Diagnostics — 0.1%
Neogen Corp.†	3,800	89,718
Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.	2,206	6,883
Water — 0.1%
American States Water Co.	2,598	91,995
Web Portals/ISP — 0.1%
InfoSpace, Inc.†	4,966	42,559
United Online, Inc.	11,885	85,453
		128,012
Wire & Cable Products — 0.1%
Belden, Inc.	6,555	143,686
Encore Wire Corp.	2,646	55,751
		199,437
Wireless Equipment — 0.1%
EMS Technologies, Inc.†	2,148	31,146
Novatel Wireless, Inc.†	4,335	34,550

10

Viasat, Inc.†	3,941	125,245
		190,941
Total Common Stock (cost $155,558,322)		161,300,864
PREFERRED STOCK — 0.0%
Home Furnishings — 0.0%
O’Sullivan Industries Holdings, Inc. 12.00%(1)(2) (cost $275)	183	0
EXCHANGE TRADED FUNDS — 3.0%
Commodity Funds — 0.9%
United States Natural Gas Fund, LP†	158,500	1,597,680
Index Fund-Large Cap — 0.3%
iPath S&P 500 VIX Short-Term Futures†	14,700	500,829
Index Fund-Small Cap — 1.6%
iShares S&P SmallCap 600 Index Fund	31,200	1,707,264
ProShares Short Russell 2000†	29,800	1,320,736
		3,028,000
Registered Investment Company — 0.2%
ishares Nasdaq Biotechnology Index Fund†	4,230	346,310
Total Exchange Traded Funds (cost $5,468,498)		5,472,819
WARRANTS — 0.0%
Energy-Alternate Sources — 0.0%
Green Hunter Energy, Inc. Expires 09/14/11† (strike price $27.50) (cost $0)	27	0
U.S. CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (cost $9,000)	$9,000	8,595
Total Long-Term Investment Securities (cost $161,036,095)		166,782,278
REPURCHASE AGREEMENTS — 9.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $1,387,001 and collateralized by $1,360,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $1,414,808	1,387,000	1,387,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	14,786,000	14,786,000
UBS Securities LLC Joint Repurchase Agreement(3)	1,514,000	1,514,000
Total Repurchase Agreements (cost $17,687,000)		17,687,000
TOTAL INVESTMENTS (cost $178,723,095)(4)	100.9%	184,469,278
Liabilities in excess of other assets	(0.9)	(1,652,855)
NET ASSETS	100.0%	$182,816,423

†	Non-income producing security
(1)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $4,045 representing 0.0% of net assets
(2)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 1
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis

11

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of December 31, 2009	Unrealized Appreciation (Depreciation)
28	Long	S&P Small Cap 600 E-Mini Index	March 2010	$ 898,989	$ 929,880	$ 30,891

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Banks-Commerical	$9,209,589	$—	$—	$9,209,589
Other Industries*	152,091,275	—	0	152,091,275
Preferred Stock	—	—	0	0
Exchange Traded Fund	5,472,819	—	—	5,472,819
U.S. Corporate Bonds & Notes	—	8,595	—	8,595
Warrants	—	0	—	0
Repurchase Agreements	—	17,687,000	—	17,687,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	30,891	—	—	30,891

Total	$166,804,574	$17,695,595	$0	$184,500,169

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
@

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

	Common Stock	Preferred Stock

Balance as of 3/31/2009	$576	$0
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)	—	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	(576)	—
Balance as of 12/31/2009	$0	$0

See Notes to Portfolio of Investments

12

SEASONS SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments — December 31, 2009 (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 96.6%
Australia — 4.3%
AGL Energy, Ltd.(1)	4,743	$59,662
Alumina, Ltd.†(1)	26,133	42,913
Amcor, Ltd.(1)	11,752	65,470
AMP, Ltd.(1)	20,075	120,905
Arrow Energy, Ltd.†(1)	6,567	24,310
Asciano Group†(1)	27,373	44,193
ASX, Ltd.(1)	1,921	59,829
Australia and New Zealand Banking Group, Ltd.(1)	23,591	479,978
AXA Asia Pacific Holdings, Ltd.(1)	11,261	66,259
Bendigo and Adelaide Bank, Ltd.(1)	3,903	34,217
BGP Holdings PLC†(3)(4)	98,723	0
BHP Billiton, Ltd.(1)	32,006	1,225,630
BlueScope Steel, Ltd.(1)	18,609	51,350
Boral, Ltd.(1)	7,597	40,145
Brambles, Ltd.(1)	14,133	85,615
Coca-Cola Amatil, Ltd.(1)	6,916	71,268
Cochlear, Ltd.(1)	26,508	1,636,845
Commonwealth Bank of Australia(1)	14,324	698,469
Computershare, Ltd.(1)	5,073	51,728
Crown, Ltd.(1)	6,236	44,647
CSL, Ltd.(1)	5,796	168,618
CSR, Ltd.(1)	16,834	27,076
Dexus Property Group(1)	51,944	39,223
Fairfax Media, Ltd.(1)	25,710	39,656
Fortescue Metals Group, Ltd.†(1)	12,173	47,940
Foster’s Group, Ltd.(1)	20,702	101,871
Goodman Group(1)	61,509	34,615
GPT Group(1)	86,626	46,523
Incitec Pivot, Ltd.(1)	308,299	977,026
Insurance Australia Group, Ltd.(1)	21,791	78,053
Leighton Holdings, Ltd.(1)	1,524	51,494
Lend Lease Corp., Ltd.(1)	5,035	45,881
Macquarie Group, Ltd.(1)	3,221	137,902
Macquarie Infrastructure Group(1)	26,038	31,029
Metcash, Ltd.(1)	11,292	45,197
Mirvac Group(1)	25,830	35,934
Myer Holdings, Ltd.†	407,231	1,331,495
National Australia Bank, Ltd.(1)	19,664	478,488
Newcrest Mining, Ltd.(1)	4,759	149,151
OneSteel, Ltd.(1)	14,409	42,865
Orica, Ltd.(1)	3,584	83,072
Origin Energy, Ltd.(1)	8,809	132,248
OZ Minerals, Ltd.†(1)	33,890	35,437
Paladin Energy, Ltd.†(1)	6,738	25,006
Qantas Airways, Ltd.(1)	13,745	36,531
QBE Insurance Group, Ltd.(1)	9,692	221,215
Rio Tinto, Ltd.(1)	4,167	275,713
Santos, Ltd.(1)	94,107	1,184,988
Sims Metal Management, Ltd.(1)	1,605	31,418
Sonic Healthcare, Ltd.(1)	4,354	59,965
Stockland(1)	23,776	83,553
Suncorp-Metway, Ltd.(1)	12,546	96,876
TABCORP Holdings, Ltd.(1)	8,627	53,496
Tatts Group, Ltd.(1)	17,077	37,252
Telstra Corp., Ltd.(1)	41,659	127,667
Toll Holdings, Ltd.(1)	6,841	53,311
Transurban Group(1)	12,178	60,327
Wesfarmers, Ltd.(1)	9,535	265,099
Wesfarmers, Ltd. PPS(1)	1,475	41,009
Westfield Group(1)	19,548	218,005
Westpac Banking Corp.(1)	27,243	613,219
Woodside Petroleum, Ltd.(1)	4,838	203,339
Woolworths, Ltd.(1)	11,613	290,884
WorleyParsons, Ltd.(1)	1,684	43,623
		13,086,723
Austria — 0.5%
Erste Group Bank AG(1)	1,818	67,388
Immoeast AG†(1)	240,555	1,318,776
OMV AG(1)	1,499	65,644
Raiffeisen International Bank Holding AG(1)	583	32,999
Telekom Austria AG(1)	3,495	49,900
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A(1)	902	38,242
Voestalpine AG(1)	1,328	48,425
		1,621,374
Belgium — 0.8%
Anheuser-Busch InBev NV(1)	39,002	2,015,003
Belgacom SA(1)	1,763	63,591
Delhaize Group SA(1)	1,075	82,337
Dexia SA†(1)	5,166	32,497
Fortis†(1)	21,528	79,758
Groupe Bruxelles Lambert SA(1)	869	81,781
KBC Groep NV†(1)	1,559	67,514
Solvay SA(1)	624	67,271
UCB SA(1)	1,093	45,771
Umicore(1)	1,440	47,952
		2,583,475
Bermuda — 1.9%
Esprit Holdings, Ltd.(1)	12,398	81,597
Huabao International Holdings, Ltd.(1)	1,858,000	2,005,825
Kerry Properties, Ltd.(1)	8,500	42,919
Li & Fung, Ltd.(1)	478,000	1,958,049
Noble Group, Ltd.(1)	15,000	34,367
Seadrill, Ltd.(1)	2,800	70,925
Shangri-La Asia, Ltd.(1)	790,000	1,477,683
		5,671,365
Brazil — 3.0%
Agra Empreendimentos Imobiliarios SA(1)	596,400	1,689,093
Anhanguera Educacional Participacoes SA†(1)	101,600	1,443,787
BM&F BOVESPA SA(1)	98,600	685,255
Cia de Saneamento Basico do Estado de Sao Paulo ADR	19,400	758,928
Estacio Participacoes SA(1)	168,200	2,382,618
Gafisa SA(1)	40,830	662,009
GP Investments, Ltd. GDR†(1)(2)	177,000	1,029,420
Light SA(1)	33,300	494,029
		9,145,139
Canada — 2.4%
Agnico-Eagle Mines, Ltd.	24,350	1,314,900
First Quantum Minerals, Ltd.	17,300	1,327,626
Potash Corp. of Saskatchewan, Inc. (Toronto)	22,200	2,428,128
Potash Corp. of Saskatchewan, Inc. (New York)	2,950	320,075

1

Research In Motion, Ltd.†	30,325	2,048,151
		7,438,880
Cayman Islands — 0.8%
Ajisen China Holdings, Ltd.(1)	715,000	609,471
Chaoda Modern Agriculture Holdings, Ltd.(1)	1,364,000	1,450,872
China Zhongwang Holdings, Ltd.†(1)	343,600	274,111
		2,334,454
Cyprus — 0.0%
Bank of Cyprus Public Co., Ltd.(1)	6,058	42,227
Denmark — 1.0%
AP Moller - Maersk A/S, Series B(1)	17	118,876
Carlsberg A/S(1)	1,142	84,276
Danske Bank A/S†(1)	4,521	102,938
DSV A/S†(1)	72,260	1,296,374
Novo Nordisk A/S, Class B(1)	17,588	1,125,330
Novozymes A/S(1)	520	53,919
Vestas Wind Systems A/S†(1)	1,996	122,130
		2,903,843
Finland — 0.7%
Elisa Oyj(1)	1,974	45,097
Fortum Oyj(1)	4,233	114,676
Kesko Oyj, Class B(1)	877	28,926
Kone Oyj, Class B(1)	1,598	68,299
Metso Oyj(1)	27,071	951,794
Neste Oil Oyj(1)	1,869	33,146
Nokia Oyj(1)	34,657	444,921
Nokian Renkaat Oyj(1)	1,206	29,261
Outokumpu Oyj(1)	1,449	27,246
Sampo Oyj, Class A(1)	4,206	102,078
Stora Enso Oyj, Class R†(1)	5,820	40,795
UPM-Kymmene Oyj(1)	5,144	61,177
Wartsila Oyj(1)	1,007	40,254
		1,987,670
France — 6.6%
Accor SA(1)	1,665	90,449
Air France-KLM†(1)	1,931	30,108
Air Liquide SA(1)	2,373	280,117
Alcatel-Lucent†(1)	23,621	79,110
Alstom SA(1)	1,969	136,803
Atos Origin SA†(1)	616	28,047
AXA SA(1)	55,563	1,314,078
BNP Paribas(1)	9,037	713,142
Bouygues SA(1)	2,238	116,715
Cap Gemini SA(1)	1,654	74,919
Carrefour SA(1)	26,631	1,280,403
Casino Guichard Perrachon SA(1)	661	59,239
Christian Dior SA(1)	646	66,397
Cie Generale de Geophysique-Veritas†(1)	1,685	35,939
CNP Assurances(1)	412	39,889
Compagnie de St. Gobain(1)	3,783	203,062
Compagnie Generale des Etablissements Michelin, Class B(1)	1,497	114,828
Credit Agricole SA(1)	8,856	154,392
Dassault Systemes SA(1)	1,077	61,302
EDF SA(1)	2,138	127,223
Eiffage SA(1)	483	27,289
Essilor International SA(1)	2,152	128,116
Eurofins Scientific(1)	20,900	1,136,967
Fonciere Des Regions(1)	287	29,351
France Telecom SA(1)	48,235	1,204,303
GDF Suez(1)	11,625	504,336
GDF Suez VVPR†	777	1
Gecina SA(1)	212	22,946
Groupe Danone SA(1)	5,269	320,878
Hermes International(1)	533	70,898
Klepierre(1)	986	40,110
L’Oreal SA(1)	2,232	247,808
Lafarge SA(1)	1,974	162,335
Lagardere SCA(1)	1,476	59,558
LVMH Moet Hennessy Louis Vuitton SA(1)	2,256	253,309
Natixis†(1)	8,662	43,120
Neopost SA(1)	475	39,245
Pernod-Ricard SA(1)	2,039	175,018
Peugeot SA†(1)	1,633	54,707
PPR(1)	6,721	805,370
Publicis Groupe SA(1)	1,534	62,230
Renault SA†(1)	35,395	1,802,348
Safran SA(1)	2,273	44,220
Sanofi-Aventis ADR	6,500	255,255
Sanofi-Aventis SA(1)	17,746	1,391,051
Schneider Electric SA(1)	2,272	263,215
SCOR SE(1)	2,150	53,703
Societe Generale(1)	5,992	414,601
Sodexo(1)	1,219	69,623
Suez Environnement SA(1)	2,729	63,045
Technip SA(1)	7,968	558,347
Thales SA(1)	1,175	60,213
Total SA(1)	20,108	1,288,552
Total SA ADR	9,500	608,380
Total SA VVPR†	288	1
Unibail-Rodamco SE(1)	860	189,319
Vallourec SA(1)	561	102,038
Veolia Environnement(1)	3,911	128,602
Vinci SA(1)	36,392	2,038,318
Vivendi SA(1)	11,827	349,153
		20,074,041
Germany — 6.0%
Adidas AG(1)	2,108	113,815
Allianz SE(1)	4,336	539,714
BASF SE(1)	8,672	537,893
Bayer AG(1)	7,920	633,007
Bayerische Motoren Werke AG(1)	3,470	157,752
Beiersdorf AG(1)	976	64,144
Celesio AG(1)	1,180	29,980
Commerzbank AG†(1)	7,088	59,428
Daimler AG(1)	8,606	459,793
Deutsche Bank AG(1)	5,686	400,765
Deutsche Boerse AG(1)	1,928	160,297
Deutsche Lufthansa AG(1)	3,511	58,944
Deutsche Post AG (London)†	395	7,637
Deutsche Post AG (Sweden)(1)	7,915	152,294
Deutsche Postbank AG†(1)	953	31,140
Deutsche Telekom AG(1)	100,911	1,490,355
E.ON AG(1)	38,520	1,608,120
Fresenius Medical Care AG & Co. KGaA(1)	2,123	112,409
GEA Group AG(1)	58,004	1,291,394
Hannover Rueckversicherung AG†(1)	778	36,519
HeidelbergCement AG(1)	18,257	1,255,821
Henkel AG & Co. KGaA(1)	29,411	1,313,475
Hochtief AG(1)	467	35,688
Infineon Technologies AG†(1)	11,023	60,853
K+S AG(1)	24,057	1,382,875
Lanxess AG(1)	27,279	1,026,833
Linde AG(1)	1,515	182,353

2

MAN SE(1)	8,292	645,807
Merck KGaA(1)	750	70,102
Metro AG(1)	1,176	71,681
Muenchener Rueckversicherungs AG(1)	1,914	298,368
Porsche Automobil Holding SE(1)	929	58,350
RWE AG(1)	4,223	410,381
Salzgitter AG(1)	431	42,130
SAP AG(1)	8,242	388,725
Siemens AG(1)	19,148	1,756,311
ThyssenKrupp AG(1)	37,611	1,416,503
Volkswagen AG(1)	428	47,345
		18,409,001
Greece — 0.7%
Alpha Bank A.E.†(1)	4,934	57,081
Coca-Cola Hellenic Bottling Co. SA(1)	28,292	644,546
EFG Eurobank Ergasias SA†(1)	3,610	40,036
Marfin Investment Group SA†(1)	7,773	22,108
National Bank of Greece SA†(1)	27,497	701,148
OPAP SA(1)	2,533	55,453
Piraeus Bank SA†(1)	3,653	41,682
Public Power Corp. SA†(1)	25,620	472,866
		2,034,920
Hong Kong — 2.4%
Bank of East Asia, Ltd.(1)	17,600	69,327
BOC Hong Kong Holdings, Ltd.(1)	37,500	84,723
Cheung Kong Holdings, Ltd.(1)	13,000	167,373
China Green Holdings, Ltd.(1)	762,000	721,270
China Merchants Holdings International Co., Ltd.(1)	252,000	811,813
CLP Holdings, Ltd.(1)	20,000	135,139
Hang Lung Group, Ltd.(1)	10,000	49,407
Hang Lung Properties, Ltd.(1)	764,000	2,984,920
Hang Seng Bank, Ltd.(1)	7,600	111,709
Henderson Land Development Co., Ltd.(1)	12,000	89,719
Hong Kong & China Gas Co., Ltd.(1)	40,000	99,868
Hong Kong Exchanges and Clearing, Ltd.(1)	10,000	178,024
Hongkong Electric Holdings, Ltd.(1)	15,000	81,406
Hutchison Whampoa, Ltd.(1)	21,000	143,748
MTR Corp., Ltd.(1)	15,000	51,434
New World Development Co., Ltd.(1)	31,000	63,270
Ports Design, Ltd.(1)	299,500	927,465
Sino Land Co., Ltd.(1)	20,000	38,816
Sun Hung Kai Properties, Ltd.(1)	13,000	192,900
Swire Pacific, Ltd., Class A(1)	8,000	96,750
The Link REIT(1)	24,500	62,095
Wharf Holdings, Ltd.(1)	15,000	85,771
Wheelock & Co., Ltd.(1)	12,000	36,821
Wing Hang Bank, Ltd.(1)	2,500	23,230
		7,306,998
Indonesia — 0.8%
Bumi Resources Tbk PT(1)	3,941,000	1,017,636
Telekomunikasi Indonesia Tbk PT(1)	1,368,833	1,369,734
		2,387,370
Ireland — 0.8%
Accenture PLC, Class A	22,945	952,218
CRH PLC (Dublin)(1)	6,883	186,444
Elan Corp. PLC†(1)	5,180	32,421
Irish Life & Permanent PLC†(1)	138,130	652,151
Kerry Group PLC(1)	1,601	47,191
Ryanair Holdings PLC†(1)	145,058	685,265
		2,555,690
Isle of Man — 0.0%
Genting Singapore PLC†(1)	48,000	43,960
Israel — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	30,900	1,735,962
Italy — 1.8%
A2A SpA(1)	574,030	1,201,508
Assicurazioni Generali SpA(1)	11,309	303,207
Atlantia SpA(1)	2,804	72,888
Banca Monte dei Paschi di Siena SpA(1)	27,968	48,970
Banca Popolare di Milano Scarl(1)	6,928	49,148
Banco Popolare SC†(1)	6,903	51,671
Enel SpA(1)	61,246	355,650
ENI SpA(1)	25,036	637,394
Fiat SpA†(1)	7,646	111,278
Finmeccanica SpA(1)	4,668	74,447
Intesa Sanpaolo SpA†(1)	203,916	913,672
Mediaset SpA(1)	9,965	81,422
Mediobanca SpA†(1)	5,754	68,271
Parmalat SpA(1)	20,057	56,202
Saipem SpA(1)	2,734	93,920
Snam Rete Gas SpA(1)	15,710	78,121
Telecom Italia SpA (Chi-X)(1)	98,867	153,336
Telecom Italia SpA (Milan)(1)	61,943	68,363
Terna Rete Elettrica Nazionale SpA(1)	20,318	87,424
UniCredit SpA†(1)	301,966	1,004,453
Unione di Banche Italiane SCPA(1)	6,710	96,116
		5,607,461
Japan — 15.6%
Advantest Corp.(1)	1,900	49,364
Aeon Co., Ltd.(1)	7,700	62,260
Aisin Seiki Co., Ltd.(1)	2,200	62,879
Ajinomoto Co., Inc.(1)	7,000	65,901
Asahi Breweries, Ltd.(1)	4,800	88,028
Asahi Glass Co., Ltd.(1)	11,000	103,046
Asahi Kasei Corp.(1)	243,000	1,214,275
Astellas Pharma, Inc.(1)	4,600	171,344
Bank of Kyoto, Ltd.(1)	5,000	40,350
Benesse Holdings Inc.(1)	1,100	46,000
Bridgestone Corp.(1)	136,100	2,385,059
Brother Industries, Ltd.(1)	3,000	34,272
Canon, Inc.(1)	10,100	426,978
Central Japan Railway Co.(1)	15	100,062
Chubu Electric Power Co., Inc.(1)	6,500	154,900
Chugai Pharmaceutical Co., Ltd.(1)	2,500	46,576
Chuo Mitsui Trust Holdings, Inc.(1)	12,000	40,051
Credit Saison Co., Ltd.(1)	2,200	24,630
Dai Nippon Printing Co., Ltd.(1)	7,000	88,262
Daiichi Sankyo Co., Ltd.(1)	6,800	142,278
Daikin Industries, Ltd.(1)	2,500	97,569
Daito Trust Construction Co., Ltd.(1)	54,100	2,551,129
Daiwa House Industry Co., Ltd.(1)	6,000	64,199
Daiwa Securities Group, Inc.(1)	18,000	90,238
Denso Corp.(1)	4,800	143,857
Dentsu, Inc.(1)	2,400	55,233
East Japan Railway Co.(1)	3,200	201,920
Eisai Co., Ltd.(1)	2,700	98,973
Electric Power Development Co., Ltd.(1)	1,700	48,207
Elpida Memory, Inc.†(1)	2,100	34,254
Fanuc, Ltd.(1)	1,900	176,672

3

Fast Retailing Co., Ltd.(1)	500	93,319
Fuji Heavy Industries, Ltd.†(1)	8,000	38,824
Fuji Media Holdings, Inc.(1)	460	634,635
FUJIFILM Holdings Corp.(1)	4,600	137,424
Fujitsu, Ltd.(1)	20,000	128,620
Fukuoka Financial Group, Inc.(1)	11,000	38,172
Furukawa Electric Co., Ltd.(1)	8,000	33,293
GS Yuasa Corp.(1)	4,000	29,356
Hankyu Hanshin Holdings, Inc.(1)	13,000	57,715
Hirose Electric Co., Ltd.(1)	4,900	510,720
Hisamitsu Pharmaceutical Co., Inc.(1)	1,100	35,491
Hitachi Construction Machinery Co., Ltd.(1)	1,300	33,887
Hitachi, Ltd.†(1)	34,000	104,136
Hokuhoku Financial Group, Inc.(1)	18,000	36,625
Hokuriku Electric Power Co.(1)	2,500	54,400
Honda Motor Co., Ltd.(1)	15,700	530,849
Hoya Corp.(1)	4,200	111,345
Ibiden Co., Ltd.(1)	1,400	49,859
IHI Corp.†(1)	19,000	30,117
INPEX Corp.(1)	9	67,549
Isetan Mitsukoshi Holdings, Ltd.(1)	4,600	41,452
Isuzu Motors, Ltd.†(1)	16,000	29,888
ITOCHU Corp.(1)	16,000	117,655
J Front Retailing Co., Ltd.(1)	8,000	35,249
Japan Prime Realty Investment Corp.(1)	458	948,312
Japan Real Estate Investment Corp.(1)	6	44,041
Japan Tobacco, Inc.(1)	1,291	4,356,040
JFE Holdings, Inc.(1)	4,900	192,962
JGC Corp.(1)	2,000	36,818
JS Group Corp.(1)	3,700	63,660
JSR Corp.(1)	2,200	44,596
Jupiter Telecommunications Co., Ltd.(1)	1,446	1,432,580
Kamigumi Co., Ltd.(1)	7,000	50,864
Kao Corp.(1)	5,600	130,732
Kawasaki Heavy Industries, Ltd.(1)	18,000	45,373
Kawasaki Kisen Kaisha, Ltd.†(1)	10,000	28,337
KDDI Corp.(1)	251	1,323,619
Keihin Electric Express Railway Co., Ltd.(1)	6,000	43,950
Keyence Corp.(1)	400	82,464
Kintetsu Corp.(1)	20,000	66,230
Kirin Holdings Co., Ltd.(1)	9,000	143,479
Kobe Steel, Ltd.†(1)	32,000	57,958
Komatsu, Ltd.(1)	9,300	193,887
Konica Minolta Holdings, Inc.(1)	5,500	56,409
Kubota Corp.(1)	11,000	101,154
Kuraray Co., Ltd.(1)	4,500	52,675
Kurita Water Industries, Ltd.(1)	1,300	40,617
Kyocera Corp.(1)	1,600	141,110
Kyushu Electric Power Co., Inc.(1)	4,100	84,319
Lawson, Inc.(1)	1,100	48,460
Makita Corp.(1)	1,300	44,234
Marubeni Corp.(1)	17,000	92,548
Mazda Motor Corp.†(1)	18,000	41,155
MEIJI Holdings Co., Ltd.†(1)	1,000	37,617
Mitsubishi Chemical Holdings Corp.(1)	15,000	63,211
Mitsubishi Corp.(1)	12,200	303,327
Mitsubishi Electric Corp.†(1)	19,000	140,278
Mitsubishi Estate Co., Ltd.(1)	11,000	174,476
Mitsubishi Heavy Industries, Ltd.(1)	31,000	108,861
Mitsubishi Materials Corp.†(1)	15,000	36,730
Mitsubishi Motors Corp.†(1)	39,000	53,740
Mitsubishi Rayon Co., Ltd.(1)	7,000	28,008
Mitsubishi Tanabe Pharma Corp.(1)	3,000	37,309
Mitsubishi UFJ Financial Group, Inc.(1)	100,100	490,109
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	840	25,197
Mitsui & Co., Ltd.(1)	114,100	1,615,326
Mitsui Engineering & Shipbuilding Co., Ltd.(1)	12,000	28,700
Mitsui Fudosan Co., Ltd.(1)	8,000	134,343
Mitsui O.S.K. Lines, Ltd.(1)	126,000	661,412
Mitsui Sumitomo Insurance Group Holdings, Inc.(1)	4,400	111,670
Mizuho Financial Group, Inc.(1)	132,300	236,727
Murata Manufacturing Co., Ltd.(1)	2,200	108,627
Namco Bandai Holdings, Inc.(1)	3,000	28,545
NEC Corp.†(1)	25,000	64,397
NGK Insulators, Ltd.(1)	3,000	65,277
Nidec Corp.(1)	1,100	101,145
Nikon Corp.(1)	3,500	69,029
Nintendo Co., Ltd.(1)	1,000	237,066
Nippon Building Fund, Inc.(1)	6	45,457
Nippon Commercial Investment Corp.(1)	447	651,414
Nippon Electric Glass Co., Ltd.(1)	91,000	1,241,412
Nippon Express Co., Ltd.(1)	11,000	44,992
Nippon Meat Packers, Inc.(1)	3,000	34,470
Nippon Mining Holdings, Inc.(1)	11,500	49,234
Nippon Oil Corp.(1)	15,000	69,447
Nippon Paper Group, Inc.(1)	1,200	30,625
Nippon Steel Corp.(1)	50,000	202,146
Nippon Telegraph and Telephone Corp.(1)	4,900	192,742
Nippon Yusen Kabushiki Kaisha(1)	14,000	42,835
Nipponkoa Insurance Co., Ltd.(1)	8,000	45,248
Nissan Motor Co., Ltd.†(1)	24,000	209,760
Nissin Foods Holdings Co., Ltd.(1)	1,000	32,581
Nitori Co., Ltd.(1)	500	37,204
Nitto Denko Corp.(1)	1,800	64,144
Nomura Holdings, Inc.(1)	34,700	255,724
NSK, Ltd.(1)	124,000	910,078
NTT Data Corp.(1)	16	49,410
NTT DoCoMo, Inc.(1)	146	203,381
Obayashi Corp.(1)	10,000	34,033
Odakyu Electric Railway Co., Ltd.(1)	8,000	61,305
OJI Paper Co., Ltd.(1)	10,000	41,653
Olympus Corp.(1)	2,300	73,902
Omron Corp.(1)	2,800	49,949
Ono Pharmaceutical Co., Ltd.(1)	1,300	55,546
ORIX Corp.(1)	16,570	1,126,852
Osaka Gas Co., Ltd.(1)	22,000	74,121
Panasonic Corp.(1)	18,800	268,851
Panasonic Electric Works Co., Ltd.(1)	4,000	48,087
Rakuten, Inc.†(1)	74	56,247
Resona Holdings, Inc.(1)	5,000	50,489
Ricoh Co., Ltd.(1)	7,000	98,728
Rohm Co., Ltd.(1)	1,100	71,432
Sankyo Co., Ltd.(1)	700	34,870
Sanyo Electric Co., Ltd.†(1)	18,000	33,045
SBI Holdings, Inc.(1)	207	36,791
Secom Co., Ltd.(1)	2,300	108,790
Sega Sammy Holdings, Inc.(1)	2,500	29,795
Seiko Epson Corp.(1)	1,900	30,484
Sekisui Chemical Co., Ltd.(1)	7,000	43,282
Sekisui House, Ltd.(1)	7,000	62,785
Seven & I Holdings Co., Ltd.(1)	7,600	154,258

4

Seven Bank, Ltd.(1)	211	419,073
Sharp Corp.(1)	10,000	125,832
Shikoku Electric Power Co., Inc.(1)	2,400	61,906
Shimamura Co., Ltd.(1)	300	28,539
Shimano, Inc.(1)	900	36,022
Shimizu Corp.(1)	9,000	32,263
Shin-Etsu Chemical Co., Ltd.(1)	4,000	225,462
Shionogi & Co., Ltd.(1)	38,900	841,273
Shiseido Co., Ltd.(1)	4,100	78,583
Showa Denko K.K.(1)	22,000	43,874
SMC Corp.(1)	600	67,817
Softbank Corp.(1)	7,400	172,959
Sojitz Corp.(1)	18,100	34,000
Sompo Japan Insurance, Inc.(1)	11,000	70,003
Sony Corp.(1)	47,300	1,371,060
Sony Financial Holdings, Inc.(1)	11	28,689
Stanley Electric Co., Ltd.(1)	1,800	36,198
Sumco Corp.†(1)	1,400	24,625
Sumitomo Chemical Co., Ltd.(1)	17,000	74,199
Sumitomo Corp.(1)	134,100	1,349,725
Sumitomo Electric Industries, Ltd.(1)	8,000	99,158
Sumitomo Heavy Industries, Ltd.†(1)	8,000	40,378
Sumitomo Metal Industries, Ltd.(1)	34,000	90,646
Sumitomo Metal Mining Co., Ltd.(1)	5,000	73,707
Sumitomo Mitsui Financial Group, Inc.(1)	8,800	250,885
Sumitomo Realty & Development Co., Ltd.(1)	4,000	75,022
Suzuken Co., Ltd.(1)	1,000	32,747
Suzuki Motor Corp.(1)	3,700	90,854
T&D Holdings, Inc.(1)	2,600	52,992
Taiyo Nippon Sanso Corp.(1)	4,000	42,424
Takeda Pharmaceutical Co., Ltd.(1)	7,200	295,601
TDK Corp.(1)	1,200	73,172
Teijin, Ltd.(1)	13,000	41,785
Terumo Corp.(1)	1,800	107,722
The Bank of Yokohama, Ltd.(1)	283,000	1,281,610
The Chiba Bank, Ltd.(1)	9,000	53,709
The Chugoku Electric Power Co.(1)	3,500	66,747
The Hachijuni Bank, Ltd.(1)	8,000	46,539
The Japan Steel Works, Ltd.(1)	4,000	50,299
The Joyo Bank, Ltd.(1)	10,000	39,929
The Kansai Electric Power Co., Inc.(1)	7,400	166,803
The Shizuoka Bank, Ltd.(1)	7,000	60,662
The Sumitomo Trust & Banking Co., Ltd.(1)	15,000	72,921
THK Co., Ltd.(1)	1,800	31,795
Tobu Railway Co., Ltd.(1)	12,000	62,552
Tohoku Electric Power Co., Inc.(1)	4,600	90,924
Tokio Marine Holdings, Inc.(1)	7,100	192,718
Tokyo Electric Power Co., Inc.(1)	11,500	288,255
Tokyo Electron, Ltd.(1)	1,700	108,703
Tokyo Gas Co., Ltd.(1)	24,000	95,675
Tokyu Corp.(1)	14,000	55,719
TonenGeneral Sekiyu K.K.(1)	6,000	49,996
Toppan Printing Co., Ltd.(1)	7,000	56,630
Toray Industries, Inc.(1)	14,000	75,434
Toshiba Corp.†(1)	39,000	215,084
Toyo Suisan Kaisha, Ltd.(1)	1,000	22,922
Toyota Industries Corp.(1)	2,200	65,318
Toyota Motor Corp.(1)	27,700	1,163,839
Toyota Tsusho Corp.(1)	2,800	41,290
Trend Micro, Inc.(1)	1,200	45,606
Ube Industries, Ltd.(1)	15,000	41,072
Unicharm Corp.(1)	600	56,170
West Japan Railway Co.(1)	21	70,293
Yahoo! Japan Corp.(1)	7,327	2,190,244
Yakult Honsha Co., Ltd.(1)	1,200	36,129
Yamada Denki Co., Ltd.(1)	960	64,511
Yamaguchi Financial Group, Inc.(1)	3,000	27,762
Yamaha Motor Co., Ltd.(1)	3,800	47,720
Yamato Holdings Co., Ltd.(1)	4,400	60,839
		47,482,269
Jersey — 0.4%
Experian PLC(1)	10,402	102,830
Randgold Resources, Ltd.(1)	922	73,259
Regus PLC(1)	696,844	1,026,768
Shire PLC(1)	5,534	108,221
		1,311,078
Luxembourg — 0.6%
ArcelorMittal(1)	36,017	1,633,548
Millicom International Cellular SA SDR†(1)	786	58,280
SES SA FDR(1)	3,272	73,369
Tenaris SA(1)	4,643	99,270
		1,864,467
Mauritius — 0.0%
Golden Agri-Resources, Ltd.†(1)	75,000	27,004
Mexico — 0.3%
Desarrolladora Homex SAB de CV ADR†	15,850	532,877
Empresas ICA SAB de CV†	231,228	539,096
		1,071,973
Netherlands — 2.1%
Aegon NV†(1)	15,231	97,065
Akzo Nobel NV(1)	2,233	147,183
ASML Holding NV(1)	53,005	1,802,858
Corio NV(1)	686	46,852
European Aeronautic Defence and Space Co. NV(1)	4,153	82,959
Fugro NV(1)	787	44,943
Heineken NV(1)	3,100	146,889
ING Groep NV†(1)	217,152	2,099,246
James Hardie Industries NV CDI†(1)	5,133	38,702
Koninklijke Ahold NV(1)	11,791	156,431
Koninklijke DSM NV(1)	1,582	77,568
Koninklijke KPN NV(1)	16,107	273,202
Koninklijke Philips Electronics NV(1)	9,166	271,406
Qiagen NV†(1)	2,602	58,124
Randstad Holding NV†(1)	1,115	55,130
Reed Elsevier NV(1)	8,440	103,559
SBM Offshore NV(1)	1,955	38,254
STMicroelectronics NV(1)	7,277	65,984
TNT NV(1)	3,725	114,018
Unilever NV(1)	15,238	496,534
Wolters Kluwer NV(1)	3,543	77,656
		6,294,563
New Zealand — 0.0%
Telecom Corp. of New Zealand, Ltd.(1)	33,359	60,392
Norway — 1.1%
DnB NOR ASA†(1)	182,066	1,976,434
Norsk Hydro ASA†(1)	111,400	926,050
Orkla ASA(1)	8,000	78,058
Renewable Energy Corp. AS†(1)	3,600	27,542
StatoilHydro ASA(1)	10,500	261,910
Telenor ASA†(1)	8,000	112,214

5

Yara International ASA(1)	1,850	83,767
		3,465,975
Papua New Guinea — 0.5%
Lihir Gold, Ltd.(1)	240,583	701,746
Oil Search, Ltd.(1)	174,449	951,756
		1,653,502
Poland — 0.3%
Polska Grupa Energetyczna SA	108,326	926,882
Portugal — 0.1%
Banco Comercial Portugues SA(1)	36,322	43,593
Banco Espirito Santo SA(1)	6,236	40,533
Energias de Portugal SA(1)	15,152	67,063
Galp Energia SGPS SA(1)	1,648	28,370
Jeronimo Martins SGPS SA(1)	3,726	37,061
Portugal Telecom SGPS SA(1)	6,823	82,944
		299,564
Singapore — 2.5%
CapitaLand, Ltd.(1)	179,000	530,193
City Developments, Ltd.(1)	6,000	48,944
DBS Group Holdings, Ltd.(1)	159,225	1,731,236
Fraser and Neave, Ltd.(1)	17,000	50,518
Jardine Cycle & Carriage, Ltd.(1)	2,000	38,165
Keppel Corp., Ltd.(1)	14,000	81,462
Olam International, Ltd.(1)	1,443,000	2,702,418
Oversea-Chinese Banking Corp., Ltd.(1)	27,000	173,802
Raffles Education Corp., Ltd.(1)	6,084,000	1,736,758
Sembcorp Industries, Ltd.(1)	15,000	39,174
Singapore Airlines, Ltd.(1)	6,000	63,351
Singapore Exchange, Ltd.(1)	9,000	53,053
Singapore Press Holdings, Ltd.(1)	24,000	62,374
Singapore Telecommunications, Ltd.(1)	71,000	156,354
United Overseas Bank, Ltd.(1)	12,000	166,998
Wilmar International, Ltd.(1)	12,000	54,459
		7,689,259
South Africa — 0.2%
AngloGold Ashanti, Ltd. ADR	13,700	550,466
South Korea — 1.1%
LG Display Co., Ltd.(1)	41,470	1,400,190
NHN Corp†(1)	5,082	839,171
Samsung Electronics Co., Ltd.(1)	1,636	1,117,360
		3,356,721
Spain — 2.1%
Abertis Infraestructuras SA(1)	3,232	72,931
Acciona SA(1)	318	41,302
Acerinox SA(1)	2,085	43,129
ACS Actividades de Construccion y Servicios SA(1)	1,660	82,532
Banco Bilbao Vizcaya Argentaria SA(1)	34,029	616,413
Banco de Sabadell SA(1)	10,736	59,633
Banco Popular Espanol SA(1)	9,276	67,724
Banco Santander SA(1)	131,849	2,166,265
Banco Santander SA ADR	26,600	437,304
Bankinter SA(1)	3,302	33,562
Criteria CaixaCorp SA(1)	9,364	44,250
Enagas(1)	2,509	55,530
Ferrovial SA(1)	2,988	34,895
Gamesa Corp. Tecnologica SA(1)	2,149	36,025
Gas Natural SDG SA(1)	2,498	53,772
Grifols SA(1)	1,820	31,715
Iberdrola Renovables SA(1)	11,270	53,694
Iberdrola SA(1)	26,624	253,446
Iberdrola SA (Euro)†	8,824	84,247
Industria de Diseno Textil SA(1)	10,461	648,202
Red Electrica Corp. SA(1)	1,368	75,817
Repsol YPF SA(1)	7,531	201,071
Telefonica SA(1)	40,560	1,130,470
Zardoya Otis SA(1)	1,729	33,704
		6,357,633
Sweden — 1.4%
Alfa Laval AB(1)	3,660	50,380
Assa Abloy AB, Class B(1)	3,635	69,607
Atlas Copco AB, Class A(1)	9,258	135,295
Electrolux AB, Class B†(1)	2,487	58,373
Getinge AB, Class B(1)	2,379	45,147
Hennes & Mauritz AB, Class B(1)	19,414	1,074,320
Husqvarna AB, Class B†(1)	4,956	36,588
Investor AB, Class B(1)	4,310	79,675
Lundin Petroleum AB†(1)	2,918	22,960
Nordea Bank AB(1)	29,584	299,694
Sandvik AB(1)	9,487	113,716
Scania AB, Class B(1)	3,137	40,234
Securitas AB, Class B(1)	4,420	43,137
Skandinaviska Enskilda Banken AB, Class A†(1)	14,702	90,387
Skanska AB, Class B(1)	4,294	73,069
SKF AB, Class B(1)	4,174	71,693
Ssab Svenskt Stal AB, Class A(1)	2,756	46,594
Svenska Cellulosa AB, Class B(1)	5,153	68,833
Svenska Handelsbanken AB, Class A(1)	4,655	133,131
Swedbank AB, Class A†(1)	62,994	626,646
Swedish Match AB(1)	3,299	72,116
Tele2 AB, Class B(1)	3,392	51,965
Telefonaktiebolaget LM Ericsson, Class B(1)	72,248	664,524
TeliaSonera AB(1)	20,979	151,462
Volvo AB, Class B(1)	13,886	118,305
		4,237,851
Switzerland — 7.5%
ABB, Ltd.†(1)	20,920	400,103
ACE, Ltd.†	22,280	1,122,912
Actelion, Ltd.†(1)	27,844	1,487,119
Adecco SA(1)	1,334	73,649
Alcon, Inc.	3,155	518,524
Aryzta AG(1)	965	35,994
Baloise Holding AG(1)	591	49,228
Compagnie Financiere Richemont SA(1)	5,174	173,128
Credit Suisse Group AG(1)	27,380	1,348,496
GAM Holding, Ltd.(1)	2,553	31,066
Geberit AG(1)	437	77,408
Givaudan SA(1)	89	70,831
Holcim, Ltd.†(1)	2,398	185,884
Julius Baer Group, Ltd.(1)	2,059	71,912
Kuehne & Nagel International AG(1)	558	53,978
Lindt & Spruengli AG(1)	2	49,148
Logitech International SA†(1)	1,932	33,236
Lonza Group AG(1)	560	39,274
Nestle SA(1)	72,279	3,511,516
Nobel Biocare Holding AG(1)	1,363	45,617
Novartis AG(1)	37,234	2,028,591
Roche Holding AG(1)	24,812	4,220,923

6

Schindler Holding AG(1)	746	57,230
SGS SA(1)	62	80,733
Sonova Holding AG(1)	485	58,646
Swiss Life Holding AG†(1)	312	39,521
Swiss Reinsurance Co., Ltd.(1)	3,317	158,920
Swisscom AG(1)	275	104,871
Syngenta AG(1)	923	258,640
Temenos Group AG†(1)	68,719	1,772,808
The Swatch Group AG, Class B(1)	381	95,898
Transocean, Ltd.†	25,056	2,074,637
UBS AG†(1)	80,343	1,234,223
Zurich Financial Services AG(1)	5,464	1,188,019
		22,752,683
Thailand — 0.3%
Bangkok Bank Public Co., Ltd.(1)	253,800	887,326
United Kingdom — 23.2%
3i Group PLC(1)	9,841	44,487
Admiral Group PLC(1)	163,003	3,109,447
Aggreko PLC(1)	265,968	3,959,167
AMEC PLC(1)	153,978	1,954,564
Anglo American PLC†(1)	49,704	2,151,132
Antofagasta PLC(1)	3,749	59,444
AstraZeneca PLC(1)	13,796	648,234
Autonomy Corp. PLC†(1)	116,760	2,846,841
Aveva Group PLC(1)	76,339	1,240,770
Aviva PLC(1)	161,033	1,019,866
BAE Systems PLC(1)	296,477	1,708,547
Balfour Beatty PLC(1)	8,767	36,431
Barclays PLC(1)	208,794	920,088
Barclays PLC ADR†	15,200	267,520
BG Group PLC(1)	32,024	573,479
BHP Billiton PLC(1)	20,838	665,622
BP PLC(1)	178,117	1,722,602
British Airways PLC†(1)	6,699	19,985
British American Tobacco PLC(1)	137,175	4,450,040
British Land Co. PLC(1)	8,584	65,800
British Sky Broadcasting Group PLC(1)	11,159	100,523
BT Group PLC(1)	74,543	161,402
Burberry Group PLC(1)	55,461	531,742
Cable & Wireless PLC(1)	26,792	60,509
Cadbury PLC(1)	13,057	168,020
Cairn Energy PLC†(1)	13,910	74,129
Carnival PLC†(1)	1,746	59,623
Centrica PLC(1)	48,819	220,483
Cobham PLC(1)	13,668	55,094
Compass Group PLC(1)	18,799	134,267
Diageo PLC(1)	23,697	413,261
Drax Group PLC(1)	4,242	28,397
DSG International PLC†(1)	1,655,918	974,414
Eurasian Natural Resources Corp.(1)	2,401	35,413
FirstGroup PLC(1)	5,100	34,793
Fresnillo PLC(1)	1,790	22,566
G4S PLC(1)	14,508	60,633
GlaxoSmithKline PLC(1)	49,050	1,039,034
Hammerson PLC(1)	7,054	47,903
Home Retail Group PLC(1)	191,164	871,403
Homeserve PLC(1)	24,738	671,271
HSBC Holdings PLC(1)	237,974	2,715,838
HSBC Holdings PLC ADR	9,600	548,064
ICAP PLC(1)	5,691	39,439
IG Group Holdings PLC(1)	336,625	2,049,027
Imperial Tobacco Group PLC(1)	124,193	3,913,966
Inmarsat PLC(1)	5,121	56,923
Intercontinental Hotels Group PLC(1)	3,188	45,621
International Power PLC(1)	14,961	74,024
Invensys PLC(1)	8,027	38,458
Investec PLC(1)	4,499	30,841
J Sainsbury PLC(1)	12,298	63,943
Johnson Matthey PLC(1)	2,131	52,635
Kazakhmys PLC†(1)	2,025	42,369
Kingfisher PLC(1)	23,335	85,539
Land Securities Group PLC(1)	7,312	80,134
Legal & General Group PLC(1)	56,242	72,380
Liberty International PLC(1)	5,138	42,314
Lloyds Banking Group PLC†(1)	154,278	123,853
London Stock Exchange Group PLC(1)	1,618	18,720
Lonmin PLC†(1)	1,491	46,289
Man Group PLC, Class B(1)	514,071	2,528,753
Marks & Spencer Group PLC(1)	15,605	101,235
National Grid PLC(1)	147,422	1,611,484
Next PLC(1)	2,042	68,080
Old Mutual PLC†(1)	49,779	86,923
Pearson PLC(1)	8,309	119,447
Petrofac, Ltd.(1)	184,259	3,068,232
Prudential PLC(1)	104,528	1,064,833
Reckitt Benckiser Group PLC(1)	14,895	806,979
Reed Elsevier PLC(1)	126,483	1,038,649
Resolution, Ltd.†(1)	27,429	39,602
Rexam PLC(1)	9,656	45,115
Rio Tinto PLC(1)	13,096	705,827
Rolls-Royce Group PLC†(1)	17,873	139,478
Royal Bank of Scotland Group PLC†(1)	159,268	74,704
Royal Dutch Shell PLC, Class A (London)(1)	17,593	531,180
Royal Dutch Shell PLC, Class A (London EQS)	15,879	480,306
Royal Dutch Shell PLC, Class B(1)	25,823	752,486
RSA Insurance Group PLC(1)	35,853	69,759
RT Group PLC†(2)(3)(4)	207	3
SABMiller PLC(1)	8,859	259,786
Scottish & Southern Energy PLC(1)	8,771	163,906
Segro PLC(1)	7,188	39,677
Serco Group PLC(1)	6,047	51,410
Severn Trent PLC(1)	3,017	52,702
Smith & Nephew PLC(1)	9,034	92,762
Smiths Group PLC(1)	4,172	68,265
Standard Chartered PLC(1)	18,995	475,684
Standard Life PLC(1)	22,056	76,534
Tesco PLC(1)	299,806	2,059,911
The Capita Group PLC(1)	210,258	2,536,094
The Sage Group PLC(1)	16,127	57,255
Thomas Cook Group PLC(1)	9,902	36,774
Tomkins PLC(1)	393,392	1,214,506
Tullow Oil PLC(1)	119,406	2,490,084
Unilever PLC(1)	12,052	385,775
United Utilities Group PLC(1)	8,290	65,960
Vedanta Resources PLC(1)	1,280	52,904
Vodafone Group PLC(1)	1,193,538	2,763,877
Whitbread PLC(1)	2,235	50,265
WM Morrison Supermarkets PLC(1)	21,214	94,578
Wolseley PLC†(1)	2,753	55,074
WPP PLC(1)	12,162	118,760
Xchanging PLC(1)	138,494	458,496
Xstrata PLC†(1)	18,144	319,583
		70,743,020
United States — 2.2%
Celgene Corp.†	29,005	1,614,998

7

Monsanto Co.	35,895		2,934,416
Sohu.com, Inc.†	15,748		902,046
Synthes, Inc.(1)	6,685		875,524
The Goldman Sachs Group, Inc.	2,505		422,944
			6,749,928
Total Common Stock (cost $280,521,705)			294,753,109
PREFERRED STOCK — 1.4%
Brazil — 0.8%
Companhia de Transmissao de Energia Paulista(1)	BRL	20,811	612,077
Petroleo Brasileiro SA ADR	43,785		1,856,046
			2,468,123
Germany — 0.6%
Fresenius SE(1)	EUR	21,082	1,506,669
Henkel AG & Co. KGaA(1)	EUR	2,823	146,973
Volkswagen AG(1)	EUR	1,011	95,032
			1,748,674
Total Preferred Stock (cost $3,183,329)			4,216,797
EXCHANGE TRADED FUND — 0.2%
United States — 0.2%
iShares MSCI EAFE Index Fund
(cost $770,084)	13,800		763,140
RIGHTS — 0.0%
Australia — 0.0%
Woodside Petroleum, Ltd. Expires 01/29/10†	403		1,846
Belgium — 0.0%
Fortis, Inc. Expires 07/04/14†	24,790		0
Japan — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10†	3,000		826
Total Rights (cost $0)			2,672
WARRANTS — 0.0%
France — 0.0%
Fonciere Des Regions Expires 12/31/10 (strike price €65.00)†	287		243
Italy — 0.0%
Mediobanca SpA Expires 03/18/11 (strike price €9.00)†	5,663		879
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price €12.30)†	7,261		511
Total Warrants (cost $0)			1,633
Total Long-Term Investment Securities (cost $284,475,118)			299,737,351
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposit — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/04/10	1,441,000		1,441,000
U.S. Government Treasury — 0.0%
United States Treasury Bills 0.03% due 02/11/10(6)	$131,000		130,996
Total Short-Term Investment Securities (cost $1,571,995)			1,571,996
REPURCHASE AGREEMENTS — 1.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $1,638,001 and collateralized by $1,675,000 of United States Treasury Bills, bearing interest at 0.20% due 07/01/10 and having approximate value of $1,673,325	1,638,000		1,638,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $1,056,001 and collateralized by $1,080,000 of United States Treasury Bills, bearing interest at 0.00% due 02/18/10 and having approximate value of $1,080,000	1,056,000		1,056,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $1,441,001 and collateralized by $1,415,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $1,472,025	1,441,000		1,441,000
Total Repurchase Agreements (cost $4,135,000)			4,135,000
TOTAL INVESTMENTS (cost $290,182,113)(5)	100.1%		305,444,347
Liabilities in excess of other assets	(0.1)		(284,459)
NET ASSETS	100.0%		$305,159,888

†	Non-income producing security
(1)

Security was valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $270,067,861 representing 88.4% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

8

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2009, the International Equity Portfolio held the following restricted securities:

					Market
	Acquisition		Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

GP Investments Ltd.
Common Stock	07/20/2009	177,000	$696,932	$1,029,420	$5.82	0.34%
RT Group PLC
Common Stock	02/08/1999	207	5103	3	0.00	0.00
				$1,029,423		0.34%

(3)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $3 representing 0.0% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 1
(5)	See Note 4 for cost of investments on a tax basis.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depository Receipt
CDI	— CHESS Depository Interest
FDR	— Fiduciary Depository Receipt
GDR	— Global Depository Receipt
PPS	— Price Protected Shares
SDR	— Swedish Depository Receipt
VVPR	— Reduced tax rate shares

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of December 31, 2009	Unrealized Appreciation (Depreciation)
30	Long	MSCI E-Mini EAFE Index	March 2010	$ 2,344,253	$ 2,353,200	$ 8,947

Open Forward Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation / (Depreciation)
USD	9,556	EUR	6,650	1/7/2010	$ (24)

EUR	— Euro
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
France	$863,635	$19,210,406	@	$—	$20,074,041
Germany	—	18,409,001	@	—	18,409,001
Japan	—	47,482,269	@	—	47,482,269
Switzerland	3,716,073	19,036,610	@	—	22,752,683
United Kingdom	1,295,890	69,447,127	@	3	70,743,020
Other Countries*	21,162,759	94,129,336	@	0	115,292,095
Preferred Stock	1,856,046	2,360,751	@	—	4,216,797
Exchange Traded Fund	763,140	—		—	763,140
Rights	1,846	826		—	2,672
Warrants	1,633	—		—	1,633
Short-Term Investment Securities:
Time Deposit	—	1,441,000		—	1,441,000
U.S. Government Treasury	—	130,996		—	130,996
Repurchase Agreements	—	4,135,000		—	4,135,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	8,947	—		—	8,947
Open Forward Currency Contracts - Depreciation	—	(24)		—	(24)

Total	$29,669,969	$275,783,298		$3	$305,453,270

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@

Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (see Note 1)

Common Stock

Balance as of 3/31/2009	$21,928
Accrued discounts/premiums	—
Realized gain(loss)	2,916
Change in unrealized appreciation(depreciation)	17,596
Net purchases(sales)	(6,373)
Transfers in and/or out of Level 3	(36,064)
Balance as of 12/31/2009	$3

9

Industry Allocation*
Banks-Commercial	5.9%
Medical-Drugs	4.7
Tobacco	4.2
Diversified Banking Institutions	3.6
Oil Companies-Integrated	3.0
Electric-Integrated	2.6
Agricultural Chemicals	2.3
Insurance-Multi-line	2.3
Telephone-Integrated	2.2
Real Estate Operations & Development	2.0
Real Estate Management/Services	1.9
Oil-Field Services	1.9
Chemicals-Diversified	1.9
Schools	1.8
Oil Companies-Exploration & Production	1.7
Food-Misc.	1.7
Auto-Cars/Light Trucks	1.7
Diversified Minerals	1.5
Medical Products	1.4
Food-Retail	1.4
Repurchase Agreements	1.4
Commercial Services	1.3
Web Portals/ISP	1.3
Insurance-Property/Casualty	1.3
Steel-Producers	1.3
Electronic Components-Misc.	1.2
Import/Export	1.2
Enterprise Software/Service	1.1
Finance-Other Services	1.1
Retail-Major Department Stores	1.0
Diversified Manufacturing Operations	1.0
Cellular Telecom	1.0
Diversified Operations	1.0
Brewery	1.0
Food-Wholesale/Distribution	0.9
Building-Heavy Construction	0.9
Investment Companies	0.9
Human Resources	0.9
Insurance-Life/Health	0.9
Rubber-Tires	0.8
Electric-Transmission	0.8
Soap & Cleaning Preparation	0.7
Agricultural Operations	0.7
Real Estate Investment Trusts	0.7
Oil & Gas Drilling	0.7
Chemicals-Specialty	0.7
Gold Mining	0.7
Machinery-General Industrial	0.7
Distribution/Wholesale	0.7
Computers	0.7
Retail-Apparel/Shoe	0.7
Aerospace/Defense	0.7
Telecom Services	0.6
Semiconductor Equipment	0.6
Building Products-Cement	0.6
Medical-Biomedical/Gene	0.6
Computer Software	0.6
Audio/Video Products	0.6
Medical-Generic Drugs	0.6
Hotels/Motels	0.5
Apparel Manufacturers	0.5
Cable/Satellite TV	0.5
Time Deposits	0.5
Metal-Copper	0.5
Computers-Integrated Systems	0.5
Transport-Truck	0.5
Electronic Components-Semiconductors	0.5
Building-Residential/Commercial	0.5
Metal Processors & Fabrication	0.4
Finance-Leasing Companies	0.4
Publishing-Books	0.4
Medical Labs & Testing Services	0.4
Wireless Equipment	0.4
Computer Services	0.4
Metal-Diversified	0.4
Water	0.4
Investment Management/Advisor Services	0.4
Retail-Consumer Electronics	0.3
Coal	0.3
Metal-Aluminum	0.3
Airlines	0.3
Transport-Marine	0.3
Mining	0.3
Transport-Rail	0.3
Index Fund	0.3
Diversified Financial Services	0.2
Television	0.2
Beverages-Non-alcoholic	0.2
Extended Service Contracts	0.2
Retail-Restaurants	0.2
Multimedia	0.2
Optical Supplies	0.2
Gas-Distribution	0.2
Office Automation & Equipment	0.2
Finance-Investment Banker/Broker	0.2
Beverages-Wine/Spirits	0.2
Cosmetics & Toiletries	0.2
Insurance-Reinsurance	0.2
Retail-Misc./Diversified	0.2
Engineering/R&D Services	0.2
Electronic Connectors	0.2
Consulting Services	0.2
Industrial Gases	0.2
Transport-Services	0.2
Power Converter/Supply Equipment	0.1
Auto/Truck Parts & Equipment-Original	0.1
Building & Construction Products-Misc.	0.1
Machinery-Construction & Mining	0.1
Photo Equipment & Supplies	0.1
Building & Construction-Misc.	0.1
Electric Products-Misc.	0.1
Public Thoroughfares	0.1
Retail-Jewelry	0.1
Toys	0.1
Paper & Related Products	0.1
Security Services	0.1
Food-Catering	0.1
Oil Refining & Marketing	0.1
Steel Pipe & Tube	0.1
Textile-Products	0.1
Industrial Automated/Robotic	0.1
Machine Tools & Related Products	0.1
Printing-Commercial	0.1
100.1%

* Calculated as a percentage of net assets

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST
DIVERSIFIED FIXED INCOME PORTFOLIO
Portfolio of Investments — December 31, 2009 (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
ASSET BACKED SECURITIES — 5.0%
Diversified Financial Services — 5.0%
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A5 4.86% due 07/10/43(1)	$315,000	$304,414
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 11/10/15(1)(2)	430,000	422,295
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(1)	286,000	196,587
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	375,000	368,523
Banc of America Commercial Mtg., Inc., Series 2002-PB2, Class A4 6.19% due 06/11/35(1)	290,000	303,731
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T18, Class A4 4.93% due 02/13/42(1)	460,000	449,675
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T20, Class A4A 5.15% due 10/12/42(1)(2)	550,000	539,770
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.46% due 03/11/39(1)(2)	245,000	239,470
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(1)	200,000	207,142
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class A4 5.72% due 09/11/38(1)(2)	550,000	558,490
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1, Class A2 6.44% due 06/16/30(1)	1,979	1,977
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2, Class A2 6.48% due 02/15/35(1)	349,977	362,241
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.03% due 07/25/37(2)(3)	288,020	242,548
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.22% due 07/15/44(1)(2)	225,000	224,614
Commercial Mtg. Asset Trust, Series 1999-C1, Class A3 6.64% due 01/17/32(1)	50,112	50,192
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(1)	777,000	828,488
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	175,000	171,603
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2 7.55% due 04/15/62(1)	111,948	112,922
GE Capital Commercial Mtg. Corp. Series 2004-C2, Class A4 4.89% due 03/10/40(1)	130,000	129,511
GMAC Commercial Mtg. Securities, Inc. Series 2003-C2, Class A2 5.48% due 05/10/40(1)(2)	110,000	113,764
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 12/10/14(1)	600,000	579,211
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(1)	32,000	32,601
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.22% due 09/10/15(1)	575,000	544,646
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7
5.32% due 06/10/36(1)	100,000	101,500
GS Mtg. Securities Trust, Series 2007-GG10, Class A4 5.81% due 05/10/17(1)(2)	3,500,000	3,005,257
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 12/12/15(1)	445,000	405,846
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	820,000	594,773
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 01/12/17(1)	5,000	4,356
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(1)	575,000	553,848
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(1)(2)	190,000	183,092
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(1)	410,000	449,037
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	475,000	475,786
LB-UBS Commercial Mtg. Trust, Series 2006-C6, Class A4 5.37% due 09/15/39(1)	230,000	219,248

1

LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(1)(2)	310,000	293,458
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(1)	200,000	210,157
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	575,000	558,822
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	493,000	484,022
Morgan Stanley Capital I, Series 2005-T19, Class A4A 4.89% due 06/12/47(1)	285,000	278,007
Morgan Stanley Capital I, Series 2006-T21, Class A2 5.09% due 10/12/52(1)	495,000	499,345
Morgan Stanley Capital I, Series 2005-HQ5, Class A4 5.17% due 01/14/42(1)	110,000	108,423
Morgan Stanley Dean Witter Capital I Series 2002-TOP7, Class A2 5.98% due 01/15/39(1)	265,000	277,510
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	460,225	479,673
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	336,203	351,866
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3 6.51% due 04/15/34(1)	182,168	192,122
Wachovia Bank Commercial Mtg. Trust Series 2005-C18, Class A4 4.94% due 04/15/42(1)	135,000	131,243
Wachovia Bank Commercial Mtg. Trust Series 2006-C29, Class A4 5.31% due 11/15/48(1)	500,000	469,175
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.09% due 09/25/36(2)(3)	134,705	112,617
Total Asset Backed Securities
(cost $17,181,532)		17,423,598
U.S. CORPORATE BONDS & NOTES — 25.9%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 4.95% due 06/01/14*	110,000	114,537
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	70,000	75,297
Lockheed Martin Corp. Senior Notes 5.50% due 11/18/39	100,000	97,982
		287,816
Aerospace/Defense-Equipment — 0.1%
Goodrich Corp. Notes 6.29% due 07/01/16	250,000	268,178
Agricultural Chemicals — 0.2%
Agrium, Inc. Debentures 7.80% due 02/01/27	185,000	201,711
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	19,000	18,799
Potash Corp. of Saskatchewan, Inc. Senior Notes 5.25% due 05/15/14	60,000	64,476
Yara International ASA Notes 5.25% due 12/15/14*	355,000	370,777
		655,763
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	77,000	78,715
Cargill, Inc. Senior Notes
5.60% due 09/15/12*	75,000	80,675
Cargill, Inc. Notes 6.38% due 06/01/12*	255,000	277,790
		437,180
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	126,490	122,695
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	6,000	6,000
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	35,000	35,000
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	250,000	255,625
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	130,882	130,990

2

United AirLines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	31,257	31,257
		581,567
Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc. Company Guar. Notes 4.28% due 05/01/14(4)	44,000	41,030
KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14	16,000	16,500
		57,530
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	200,000	219,247
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	200,000	245,769
		465,016
Auto/Truck Parts & Equipment-Original — 0.0%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	25,000	23,875
Auto/Truck Parts & Equipment-Replacement — 0.0%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	35,000	37,931
Allison Transmission Senior Notes 11.00% due 11/01/15*	25,000	26,250
		64,181
Banks-Commercial — 0.9%
BB&T Corp. Sub. Notes 0.57% due 05/23/17(4)	112,000	99,102
BB&T Corp. Senior Notes 3.38% due 09/25/13	80,000	80,631
BB&T Corp. Sub. Notes 4.90% due 06/30/17	250,000	243,384
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	955,000	999,253
HSBC Bank USA NA Sub. Notes 4.63% due 04/01/14	100,000	104,389
KeyBank NA Sub. Notes 5.45% due 03/03/16	78,000	71,602
KeyBank NA Sub. Notes 7.41% due 10/15/27	30,000	30,611
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	249,972
Sovereign Bank Sub. Notes 8.75% due 05/30/18	295,000	340,868
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	74,000	73,500
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	364,000	371,897
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	17,000	17,389
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	535,000	564,681
		3,247,279
Banks-Fiduciary — 0.2%
State Street Capital Trust IV Ltd. Guar. Notes 1.25% due 06/15/37(4)	450,000	303,408
The Bank of New York Mellon Corp. Senior Notes 4.30% due 05/15/14	25,000	26,312
The Bank of New York Mellon Corp. Senior Notes 4.50% due 04/01/13	270,000	285,126
		614,846
Banks-Super Regional — 1.2%
BAC Capital Trust XV Bank Guar. Notes 1.06% due 06/01/56(4)	110,000	70,508
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	273,000	267,565
Bank One Corp. Sub. Notes 5.90% due 11/15/11	160,000	170,767
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	490,000	527,273
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	180,000	203,802
KeyCorp Senior Notes 6.50% due 05/14/13	75,000	77,410
National City Corp. Senior Notes 4.90% due 01/15/15	146,000	149,151

3

National City Corp. Sub. Notes 6.88% due 05/15/19	100,000	105,850
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	80,000	81,608
PNC Funding Corp. Senior Notes 5.50% due 09/28/12	355,000	375,690
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	95,000	94,168
US Bancorp Senior Notes 4.20% due 05/15/14	300,000	311,412
USB Capital IX Company Guar. Notes 6.19% due 04/15/11(4)(5)	234,000	188,077
USB Capital XIII Trust Company Guar. Notes 6.63% due 12/15/39	200,000	203,268
Wachovia Corp. Senior Notes 5.50% due 05/01/13	175,000	185,908
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	430,000	439,671
Wachovia Corp. Notes 5.75% due 02/01/18	100,000	104,357
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	450,000	467,406
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	100,000	104,016
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	92,000	95,375
		4,223,282
Beverages-Non-alcoholic — 0.2%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	133,000	153,031
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.35% due 12/21/12	209,000	209,222
PepsiAmericas, Inc. Notes 4.88% due 01/15/15	250,000	265,455
		627,708
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 11/15/14*	50,000	52,938
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20*	543,000	554,001
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*	270,000	306,223
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	75,000	87,810
		1,000,972
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(6)	58,559	43,919
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	20,000	15,025
Turner Broadcasting, Inc. Senior Notes 8.38% due 07/01/13	75,000	85,466
		144,410
Building Products-Cement — 0.0%
Texas Industries, Inc. Company Guar. Notes
7.25% due 07/15/13	25,000	24,563
Cable/Satellite TV — 1.1%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	111,388	131,160
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	35,000	35,919
Charter Communications Operating LLC/Charter Communications Operating Capital, Inc. Senior Notes 8.38% due 04/30/14*	124,000	127,410
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	640,000	737,726
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	72,000	75,690
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	405,000	436,152
Comcast Corp. Bonds 6.40% due 05/15/38	40,000	41,161
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	215,000	234,744

4

COX Communications, Inc. Notes 5.88% due 12/01/16*	30,000	31,754
COX Communications, Inc. Notes 6.75% due 03/15/11	50,000	52,572
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	132,000	139,820
COX Communications, Inc. Notes 7.13% due 10/01/12	275,000	305,480
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 4.75% due 10/01/14*	500,000	509,668
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	25,000	25,531
Time Warner Cable, Inc. Company Guar. Notes 3.50% due 02/01/15	190,000	187,710
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	425,000	454,082
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	74,000	77,750
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	168,134
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	100,000	110,862
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	75,000	89,332
		3,972,657
Casino Hotels — 0.0%
Harrahs Entertainment, Inc. Senior Sec. Notes 11.25% due 06/01/17*	50,000	52,312
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	60,000	66,600
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	24,000	23,460
		142,372
Cellular Telecom — 0.3%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	178,000	191,242
AT&T Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	258,462
CellCo Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	240,000	297,692
CellCo Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	205,000	222,482
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	10,000	10,050
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	60,000	60,825
		1,040,753
Chemicals-Diversified — 0.1%
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	20,000	21,419
Olin Corp. Senior Notes 8.88% due 08/15/19	49,000	52,552
Rohm & Haas Co. Notes 6.00% due 09/15/17	152,000	156,854
The Dow Chemical Co. Senior Notes
5.90% due 02/15/15	210,000	225,661
		456,486
Chemicals-Specialty — 0.0%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	86,000	89,568
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	40,000	39,100
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	22,000	21,175
		149,843
Coal — 0.0%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	30,000	31,725
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	25,000	26,219
		57,944

5

Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	106,000	109,312
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	20,000	20,325
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	110,000	130,163
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	50,000	51,250
		311,050
Computers — 0.1%
International Business Machines Corp. Senior Notes 5.60% due 11/30/39	302,000	303,733
Consumer Products-Misc. — 0.2%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	85,000	84,787
Clorox Co. Senior Notes 3.55% due 11/01/15	95,000	93,921
Fortune Brands, Inc. Senior Notes 5.38% due 01/15/16	200,000	199,070
Fortune Brands, Inc. Senior Notes 6.38% due 06/15/14	200,000	214,191
		591,969
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	25,000	25,687
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	25,000	25,688
		51,375
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc. Senior Notes 5.65% due 08/01/14	70,000	74,507
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	25,000	26,500
Pactiv Corp. Senior Notes 5.88% due 07/15/12	50,000	52,918
Pactiv Corp. Bonds 7.95% due 12/15/25	35,000	37,543
Tenneco Packaging, Inc. Senior Notes 8.38% due 04/15/27	40,000	40,824
		232,292
Decision Support Software — 0.0%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	50,000	47,063
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	75,000	51,094
Diversified Banking Institutions — 3.9%
Bank of America Corp. FDIC Guar. Notes 2.10% due 04/30/12	703,000	709,489
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	759,000	786,474
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	245,000	246,531
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	414,000	408,660
Bank of America Corp.
Senior Notes 5.65% due 05/01/18	500,000	507,806
Bank of America Corp. Senior Notes 5.75% due 12/01/17	175,000	179,203
Bank of America Corp. Senior Notes 6.00% due 09/01/17	350,000	363,273
Bank of America Corp. Notes 6.50% due 08/01/16	175,000	188,181
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	39,000	40,479
Citigroup, Inc. FDIC Guar. Notes 2.13% due 04/30/12	756,000	764,095
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	364,000	350,905
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	200,000	206,357
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	176,000	182,471
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	60,000	60,752
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	95,000	89,901

6

Citigroup, Inc. Senior Notes 5.85% due 07/02/13	233,000	242,116
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	100,000	86,042
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	130,000	131,037
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	448,000	450,423
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	310,000	265,854
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	95,000	99,456
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	70,000	74,563
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	350,000	349,306
Citigroup, Inc. Sub. Notes 7.25% due 10/01/10	190,000	196,859
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	100,000	115,475
GMAC LLC Senior Notes 6.00% due 12/15/11	115,000	112,700
GMAC LLC Company Guar. Notes 6.88% due 09/15/11	80,000	78,800
GMAC LLC Sub. Notes 8.00% due 12/31/18	95,000	83,600
JP Morgan Chase & Co. Senior Notes 3.70% due 01/20/15	103,000	103,305
JP Morgan Chase & Co. Senior Notes 4.65% due 06/01/14	100,000	105,344
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	313,000	313,647
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	400,000	421,905
JP Morgan Chase & Co. Sub. Notes 5.15% due 10/01/15	150,000	155,332
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	150,000	161,249
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	75,000	82,506
Morgan Stanley Senior Notes 4.20% due 11/20/14	251,000	251,175
Morgan Stanley Sub. Notes 4.75% due 04/01/14	290,000	291,667
Morgan Stanley Notes 5.55% due 04/27/17	100,000	100,443
Morgan Stanley Senior Notes 5.63% due 09/23/19	250,000	251,827
Morgan Stanley Senior Notes 6.00% due 05/13/14	150,000	161,280
Morgan Stanley Senior Notes 6.00% due 04/28/15	805,000	857,504
Morgan Stanley Senior Notes
6.25% due 08/28/17	150,000	156,537
Morgan Stanley Senior Notes 6.63% due 04/01/18	200,000	216,234
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	57,000	59,893
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	120,000	126,717
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	120,216
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	140,000	153,128
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	456,000	489,021
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	460,000	453,076
The Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	290,000	315,270
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	365,000	375,179
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	370,000	431,347
		13,524,610

7

Diversified Financial Services — 0.8%
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13	7,816	7,972
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14	11,724	11,929
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	11,724	11,841
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	19,540	19,638
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	92,356	92,818
Deutsche Bank Capital Trust Jr. Sub Notes 2.05% due 06/30/10*(4)(5)	200,000	132,000
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	150,000	149,738
General Electric Capital Corp. Senior Notes Series A 5.40% due 09/20/13	100,000	106,309
General Electric Capital Corp. Notes 5.63% due 05/01/18	1,025,000	1,050,360
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	117,000	108,328
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	370,000	398,826
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	330,000	311,627
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	205,000	193,586
		2,594,972
Diversified Manufacturing Operations — 0.2%
Acuity Brands Lighting, Inc. Company Guar. Notes 6.00% due 12/15/19*	190,000	182,666
General Electric Co. Senior Notes 5.25% due 12/06/17	51,000	52,115
Textron, Inc. Senior Notes 6.20% due 03/15/15	282,000	293,513
		528,294
Electric-Generation — 0.1%
Allegheny Energy Supply Co., LLC Senior Notes 6.75% due 10/15/39*	160,000	152,300
Edison Mission Energy Senior Notes 7.20% due 05/15/19	150,000	113,625
The AES Corp. Senior Notes 8.00% due 10/15/17	80,000	82,100
The AES Corp. Senior Notes 8.88% due 02/15/11	135,000	140,738
		488,763
Electric-Integrated — 1.8%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	133,000	130,599
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	116,000	132,073
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	95,000	97,796
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	249,225
Consolidated Edison Co. of New York, Inc.
Senior Notes 5.50% due 12/01/39	100,000	97,265
Consumers Energy Co. 1st Mtg. Notes 5.00% due 03/15/15	100,000	106,361
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	215,000	224,009
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	86,000	99,080
Duke Energy Corp Senior Notes 5.65% due 06/15/13	400,000	429,084
EDP Finance BV Senior Notes 5.38% due 11/02/12*	165,000	177,679
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	64,000	63,150
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	18,000	19,951
Exelon Generation Co., LLC Senior Notes 6.25% due 10/01/39	86,000	87,619
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	118,000	127,900

8

FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39	180,000	181,800
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/19	250,000	269,248
Illinois Power Co. Senior Sec. Notes 9.75% due 11/15/18	100,000	124,347
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18	250,000	263,493
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	505,000	517,218
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	150,000	142,500
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	22,363	23,034
Nevada Power Co. Senior Notes 6.50% due 08/01/18	200,000	214,402
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	195,000	217,706
NiSource Finance Corp. Company Guar. Notes 6.15% due 03/01/13	150,000	159,713
Nisource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	83,149
Oncor Electric Delivery Co 1st Mtg. Bonds 6.80% due 09/01/18	150,000	166,617
PECO Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	170,000	167,878
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	189,000	202,848
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	65,000	83,033
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	470,000	510,181
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	176,000	188,328
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/16	150,000	158,969
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	90,000	72,900
TXU Electric Delivery Co. Senior Notes 6.38% due 05/01/12	200,000	216,009
Union Electric Co. Sec. Notes 6.40% due 06/15/17	165,000	177,684
Virginia Electric & Power Co. Senior Notes 4.75% due 03/01/13	100,000	104,631
Virginia Electric & Power Co. Senior Note 5.40% due 04/30/18	100,000	104,815
		6,392,294
Electric-Transmission — 0.0%
ITC Midwest LLC 1st Mtg. Bonds 6.15% due 01/31/38*	105,000	101,712
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	25,000	26,250
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc.
Senior Notes 7.75% due 05/15/13	35,000	35,613
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	68,000	69,656
		105,269
Electronics-Military — 0.1%
L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*	260,000	257,175
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	45,000	45,169
		302,344
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	50,000	50,423
PACCAR Financial Corp. Notes 1.95% due 12/17/12	114,000	112,621
		163,044
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	60,000	62,477
Caterpillar Financial Services Corp. Senior Notes 7.15% due 02/15/19	100,000	115,638

9

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	150,000	149,929
		328,044
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Notes 6.75% due 05/15/11	210,000	221,945
SLM Corp. Senior Notes 5.00% due 04/15/15	100,000	87,113
SLM Corp. Senior Notes 5.05% due 11/14/14	90,000	81,178
		390,236
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.25% due 05/20/14	800,000	902,697
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	100,000	107,316
Discover Financial Services Senior Notes 6.45% due 06/12/17	40,000	37,437
		1,047,450
Finance-Investment Banker/Broker — 0.8%
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	250,000	234,065
JP Morgan Capital Notes 5.88% due 03/15/35	60,000	53,405
JPMorgan Chase Capital XVII Company Guar. Notes 5.85% due 08/01/35	130,000	113,128
Lazard Group LLC Senior Notes 6.85% due 06/15/17	250,000	251,596
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(4)(5)(7)(8)	58,000	17
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(7)(8)	131,000	39
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(7)(8)	99,000	30
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	150,000	157,841
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	78,000	76,453
Merrill Lynch & Co., Inc. Notes 5.77% due 07/25/11	50,000	52,857
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	240,000	257,096
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	540,000	544,859
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	100,000	92,192
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	295,000	291,633
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	148,000	156,533
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	235,000	249,705
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	135,000	147,161
The Bear Stearns Cos., Inc.
Senior Notes
6.95% due 08/10/12	205,000	229,042
		2,907,652
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	30,000	31,845
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	175,000	178,004
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	85,000	86,810
		296,659
Finance-Other Services — 0.1%
TIAA Global Markets, Inc. Notes 4.95% due 07/15/13*	250,000	267,106
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	25,000	27,125
Food-Misc. — 0.2%
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	80,000	90,443
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	290,000	312,542

10

Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	120,000	132,700
		535,685
Food-Retail — 0.0%
Ahold Finance USA, LLC Company Guar. Notes 6.88% due 05/01/29	100,000	105,326
Forestry — 0.0%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	60,000	56,884
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	50,000	47,375
Service Corp International Senior Notes 8.00% due 11/15/21	50,000	49,250
		96,625
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	35,000	28,831
Gas-Distribution — 0.2%
AGL Capital Corp. Senior Notes 6.38% due 07/15/16	85,000	90,325
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	148,558
Energen Corp. Notes 7.63% due 12/15/10	190,000	197,939
Sempra Energy Senior Notes 6.50% due 06/01/16	188,000	203,888
Sempra Energy Senior Notes 8.90% due 11/15/13	180,000	209,182
		849,892
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14†(7)(8)(9)	4,000	320
Hotels/Motels — 0.0%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	25,000	23,250
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	45,000	45,113
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	95,000	88,501
		156,864
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(12)(13)	150,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	110,000	110,137
		110,137
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	56,384
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	25,000	22,781
		79,165
Insurance-Life/Health — 0.8%
Aflac, Inc. Senior Notes 6.90% due 12/17/39	40,000	39,407
Genworth Financial, Inc.
Notes
5.75% due 06/15/14	80,000	76,511
Jefferson-Pilot Corp.
Senior Notes
4.75% due 01/30/14	98,000	97,357
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	300,000	310,481
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	275,000	317,552
Pricoa Global Funding I Notes 5.45% due 06/11/14*	500,000	530,521
Principal Financial Group, Inc. Senior Notes 7.88% due 05/15/14	50,000	55,185
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	100,000	115,352
Principal Life Income Funding Trusts Senior Sec. Notes 0.46% due 11/08/13(4)	150,000	141,986
Protective Life Secured Trusts Senior Sec. Notes 5.45% due 09/28/12	150,000	160,211
Prudential Financial, Inc. Notes 4.75% due 09/17/15	86,000	87,205

11

Prudential Financial, Inc. Senior Notes 6.00% due 12/01/17	59,000	60,871
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	160,000	172,140
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	289,546
Teachers Insurance & Annuity Assoc. of America Notes 6.85% due 12/16/39*	132,000	136,453
Unum Group Senior Notes 7.13% due 09/30/16	55,000	56,985
		2,647,763
Insurance-Multi-line — 0.8%
Allstate Corp. Senior Notes 6.20% due 05/16/14	95,000	105,062
Farmers Insurance Exchange Notes 8.63% due 05/01/24*	250,000	241,685
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	95,000	98,557
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	102,277
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	120,000	114,392
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	255,000	248,313
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	100,000	79,918
MetLife, Inc. Senior Notes 6.75% due 06/01/16	80,000	89,587
MetLife, Inc. Notes 7.72% due 02/15/19	375,000	440,676
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	190,000	191,538
MMI Capital Trust I Company Guar. Bonds 7.63% due 12/15/27	100,000	78,975
Nationwide Mutual Insurance Notes 9.38% due 08/15/39*	426,000	449,711
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	120,951
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	133,000	132,424
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	146,194
		2,640,260
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	150,000	147,851
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	167,000	137,775
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	111,284
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	245,000	300,480
		697,390
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II
Company Guar. Notes
9.70% due 04/01/30	170,000	190,913
ACE INA Holdings, Inc. Company Guar. Notes 6.70% due 05/15/36	90,000	101,657
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	35,000	37,559
ACE INA Holdings, Inc. Company Guar. Notes 5.90% due 06/15/19	65,000	69,929
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/15/37(4)	235,000	171,550
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	60,000	60,733
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	35,000	36,061
Markel Corp. Senior Notes 7.13% due 09/30/19	80,000	82,605
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	86,897

12

W.R. Berkley Corp. Senior Notes 5.13% due 09/30/10	140,000	140,907
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	69,237
		1,048,048
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	240,000	254,517
BlackRock, Inc. Senior Notes 2.25% due 12/10/12	190,000	189,168
BlackRock, Inc. Senior Notes 3.50% due 12/10/14	150,000	148,116
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	210,000	217,161
		808,962
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	188,580
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 7.38% due 01/15/40	213,000	228,840
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Company Guar. Notes 5.63% due 12/15/15	110,000	115,010
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	215,000	239,521
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	175,000	192,299
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*	100,000	120,986
		667,816
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	200,000	220,343
CareFusion Corp. Senior Notes 4.13% due 08/01/12*	95,000	97,937
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	35,000	38,019
		356,299
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.70% due 02/01/19	105,000	112,597
Amgen, Inc. Senior Notes 5.85% due 06/01/17	160,000	174,840
Amgen, Inc. Senior Notes 6.40% due 02/01/39	180,000	197,508
		484,945
Medical-Drugs — 0.4%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	35,000	37,756
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	235,000	260,351
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	570,000	633,624
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	100,000	113,571
Wyeth
Bonds
5.50% due 02/01/14	175,000	190,658
		1,235,960
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	53,000	54,685
Medical-HMO — 0.3%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	50,000	48,750
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	375,000	400,377
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	105,188
WellPoint, Inc. Senior Notes 6.00% due 02/15/14	100,000	108,449
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	190,000	212,501
		875,265
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	40,000	41,400
HCA, Inc. Senior Notes 7.50% due 11/15/95	70,000	55,308

13

HCA, Inc. Senior Notes 8.50% due 04/15/19*	105,000	113,138
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	40,000	42,950
		252,796
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 4.88% due 11/15/19	70,000	69,108
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	130,000	138,418
		207,526
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Notes 5.63% due 11/15/13	125,000	127,073
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	50,000	50,647
		177,720
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	85,000	93,075
Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 6.25% due 10/01/39	111,000	111,133
Multimedia — 0.8%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	540,000	627,279
COX Enterprises, Inc. Senior Notes 7.88% due 09/15/10*	210,000	218,263
News America Holdings, Inc. Debentures 8.45% due 08/01/34	20,000	22,733
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/23	70,000	81,686
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	95,000	94,514
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	150,000	154,026
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	250,000	281,691
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	100,000	109,088
News America, Inc. Debentures 7.28% due 06/30/28	95,000	96,204
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	100,000	118,459
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	102,000	121,935
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	150,000	158,925
Viacom, Inc. Notes 4.38% due 09/15/14	70,000	72,188
Viacom, Inc. Senior Notes 6.13% due 10/05/17	350,000	377,496
Viacom, Inc. Senior Notes 6.25% due 04/30/16	72,000	78,472
		2,612,959
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	100,000	95,621
Non-Hazardous Waste Disposal — 0.2%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	95,000	101,175
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	221,000	230,945
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	100,000	106,344
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	195,000	193,784
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	62,000	68,207
		700,455
Office Automation & Equipment — 0.4%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	191,000	194,773
Xerox Corp. Senior Notes 4.25% due 02/15/15	141,000	140,017
Xerox Corp. Senior Notes 5.50% due 05/15/12	145,000	153,239

14

Xerox Corp. Senior Notes 5.63% due 12/15/19	45,000	44,937
Xerox Corp. Senior Notes 6.35% due 05/15/18	175,000	182,548
Xerox Corp. Company Guar. Notes 6.40% due 03/15/16	230,000	244,517
Xerox Corp. Senior Notes 6.75% due 12/15/39	140,000	141,055
Xerox Corp. Senior Notes 8.25% due 05/15/14	100,000	114,712
		1,215,798
Oil & Gas Drilling — 0.1%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	340,000	362,760
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/14	185,000	200,477
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	100,750
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	200,000	203,500
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	66,000	71,697
Encana Corp. Notes 5.90% due 12/01/17	400,000	430,186
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	35,000	34,300
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	212,000	229,593
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	205,000	170,662
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	400,000	426,667
XTO Energy, Inc. Senior Notes 7.50% due 04/15/12	100,000	111,503
		1,979,335
Oil Companies-Integrated — 0.4%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	250,000	277,004
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	92,000	104,286
Hess Corp. Senior Notes 6.00% due 01/15/40	200,000	198,049
Hess Corp. Senior Notes 7.00% due 02/15/14	200,000	225,012
Hess Corp. Senior Notes 7.88% due 10/01/29	291,000	349,012
Marathon Oil Corp. Senior Notes 6.50% due 02/15/14	30,000	33,185
Marathon Oil Corp. Senior Notes 7.50% due 02/15/19	150,000	173,118
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	138,000	152,765
		1,512,431
Oil Refining & Marketing — 0.1%
Motiva Enterprises LLC
Senior Notes
5.20% due 09/15/12*	225,000	231,196
Oil-Field Services — 0.2%
Halliburton Co. Senior Notes 7.60% due 08/15/96*	180,000	196,207
Smith International, Inc. Senior Notes 6.00% due 06/15/16	250,000	255,513
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	130,000	124,153
		575,873
Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	40,000	40,500
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	10,125
International Paper Co. Senior Notes 7.30% due 11/15/39	200,000	212,172
International Paper Co. Senior Notes 7.95% due 06/15/18	50,000	57,670
International Paper Co. Senior Notes 9.38% due 05/15/19	65,000	79,896
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	140,000	143,503
		543,866

15

Pharmacy Services — 0.2%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	115,000	125,480
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	195,000	221,556
Medco Health Solutions, Inc. Senior Notes 7.13% due 03/15/18	195,000	219,207
		566,243
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	40,000	42,000
Pipelines — 1.2%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	270,000	285,551
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	125,000	126,250
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	100,000	100,250
DCP Midstream LLC Bonds 6.45% due 11/03/36*	220,000	204,534
DCP Midstream LLC Notes 9.70% due 12/01/13*	100,000	118,050
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	95,000	91,675
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	370,000	381,110
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	100,000	119,198
Energy Transfer Partners, LP Senior Notes 8.50% due 04/15/14	70,000	80,801
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	80,000	84,486
Enterprise Products Operating LLC Notes 5.25% due 01/31/20	95,000	93,976
Enterprise Products Operating LLC Company Guar. Notes 5.65% due 04/01/13	280,000	298,340
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	150,000	161,811
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	250,000	264,384
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	285,000	303,742
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	350,000	380,410
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	225,000	237,909
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.25% due 09/01/12	133,000	137,254
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.75% due 01/15/20	344,000	344,257
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	170,000	194,993
		4,008,981
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc.
Company Guar. Notes
9.00% due 02/15/17†(7)(8)	55,000	550
Real Estate Investment Trusts — 0.8%
AvalonBay Communities, Inc. Senior Notes 5.38% due 04/15/14	105,000	107,298
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	25,000	22,425
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	65,000	66,254
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	150,000	152,415
Duke Realty LP Senior Notes 7.38% due 02/15/15	105,000	110,731
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	143,698
ERP Operating LP Notes 6.63% due 03/15/12	210,000	224,238
Federal Realty Investment Trust Senior Notes 5.95% due 08/15/14	140,000	142,007
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	300,000	292,813
Kimco Realty Corp. Notes 5.19% due 10/01/13	80,000	79,642

16

Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	177,316
Liberty Property LP Senior Notes 5.50% due 12/15/16	110,000	101,547
Liberty Property LP Senior Notes 8.50% due 08/01/10	230,000	236,168
ProLogis Senior Notes 7.38% due 10/30/19	200,000	197,281
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	156,674
Simon Property Group LP Notes 4.60% due 06/15/10	75,000	76,111
Simon Property Group LP Notes 5.10% due 06/15/15	145,000	143,231
Simon Property Group LP Notes 5.38% due 06/01/11	180,000	186,852
Simon Property Group LP Senior Notes 6.75% due 05/15/14	155,000	165,180
		2,781,881
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	220,000	217,247
AMB Property LP Company Guar. Notes 6.63% due 12/01/19	95,000	93,179
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	25,000	27,750
		338,176
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	94,421
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	100,534
		194,955
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(7)(8)(11)	70,000	365
Rental Auto/Equipment — 0.1%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	345,000	337,689
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	30,000	30,037
		367,726
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	74,000	56,240
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 4.88% due 09/15/14	300,000	317,824
CVS Caremark Corp. Pass Thru Certs. 6.04% due 12/10/28	208,815	197,610
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	80,000	83,799
		599,233
Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	25,000	22,750
Retail-Restaurants — 0.0%
Brinker International, Inc. Senior Notes 5.75% due 06/01/14	25,000	24,514
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	25,000	27,250
		51,764
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	50,000	52,000
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	95,000	84,482
Washington Mutual Preferred Funding Delaware Jr. Sub. 6.53% due 03/15/11†*(4)(5)(7)(8)	100,000	1,500
		85,982
Special Purpose Entities — 0.1%
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	220,000	234,300
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	20,000	14,600
Principal Life Global Funding I Notes 6.13% due 10/15/33*	190,000	159,625

17

TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	64,000	65,678
		474,203
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	30,000	30,300
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	30,000	31,237
		61,537
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	25,000	26,000
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 6.63% due 05/15/19	45,000	49,039
Telecom Services — 0.2%
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	70,000	67,375
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	51,938
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	540,000	634,380
		753,693
Telephone-Integrated — 0.7%
AT&T, Inc. Notes 5.10% due 09/15/14	660,000	709,936
AT&T, Inc. Senior Notes 5.63% due 06/15/16	70,000	75,197
AT&T, Inc. Senior Notes 6.30% due 01/15/38	350,000	355,507
BellSouth Corp. Senior Notes 6.55% due 06/15/34	130,000	133,346
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	333,000	341,271
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	50,000	49,125
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	10,000	10,275
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	132,000	109,725
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	16,000	15,080
Verizon Communications, Inc. Notes 6.40% due 02/15/38	315,000	329,304
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	105,000	115,755
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	70,000	72,692
		2,317,213
Television — 0.1%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	17,000	16,724
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	150,000	161,781
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	250,000	284,204
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	25,000	29,908
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(4)(7)(8)(11)	64,037	1,041
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(7)(8)	35,000	123
		493,781
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	235,000	286,378
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	270,000	333,765
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	250,000	262,895
Philip Morris International, Inc. Notes 6.38% due 05/16/38	220,000	237,956
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	175,000	190,274
		1,311,268
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	25,000	19,219

18

Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	258,833	225,185
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	133,000	135,811
Transport-Rail — 0.1%
CSX Corp. Senior Notes 6.15% due 05/01/37	100,000	101,318
CSX Corp. Senior Notes 6.75% due 03/15/11	70,000	74,345
		175,663
Transport-Services — 0.1%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	135,000	130,444
Ryder System, Inc. Notes 5.00% due 06/15/12	71,000	73,175
		203,619
Total U.S. CORPORATE BONDS & NOTES (cost $85,881,267)		89,666,784
FOREIGN CORPORATE BONDS & NOTES — 5.0%
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 6.75% due 01/15/19	75,000	81,083
Potash Corp of Saskatchewan, Inc. Senior Notes 4.88% due 03/30/20	225,000	221,990
		303,073
Banks-Commercial — 0.8%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	150,000	148,907
Barclays Bank PLC Senior Notes 2.50% due 01/23/13	276,000	275,682
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	80,000	81,745
Barclays Bank PLC Senior Notes 5.20% due 07/10/14	210,000	222,602
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(4)(5)	150,000	112,500
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(4)(5)	75,000	68,250
Barclays Bank PLC Sub. Notes 10.18% due 06/12/21*	210,000	271,041
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC Senior Notes 2.13% due 12/21/12	190,000	189,019
Nordea Bank AB Senior Notes 2.50% due 11/13/12*	150,000	149,444
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	255,000	254,508
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	250,000	271,767
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	170,000	175,920
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	100,000	105,286
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(4)(5)	360,000	220,500
Westpac Banking Corp.
Senior Notes
4.20% due 02/27/15	80,000	81,318
		2,628,489
Banks-Money Center — 0.1%
Bank of Scotland PLC Senior Sub. Notes 0.69% due 05/28/10(4)(5)	40,000	19,400
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	300,000	315,900
		335,300
Banks-Mortgage — 0.1%
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/14*	200,000	198,432
Beverages-Non-alcoholic — 0.0%
Coca-Cola Amatil, Ltd. Company Guar. Notes 3.25% due 11/02/14*	94,000	92,798
Brewery — 0.1%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	335,000	388,600
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40*	290,000	284,372
Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/18*	200,000	211,868

19

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	435,000	487,166
Vodafone Group PLC Senior Notes 6.15% due 02/27/37	59,000	61,462
		548,628
Chemicals-Specialty — 0.1%
Methanex Corp. Notes 6.00% due 08/15/15	220,000	193,050
Containers-Metal/Glass — 0.0%
Rexam PLC Senior Notes 6.75% due 06/01/13*	97,000	102,606
Diversified Banking Institutions — 0.4%
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(5)	108,000	87,480
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/36	200,000	209,765
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	625,000	678,294
Natixis Sub. Notes 0.53% due 01/15/19(4)	50,000	40,813
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	280,778
		1,297,130
Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Notes 6.13% due 08/17/26*	350,000	370,810
Diversified Minerals — 0.2%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	295,000	318,316
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	100,000	109,848
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	70,000	88,591
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	40,000	46,600
		563,355
Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 5.75% due 09/11/19*	230,000	233,165
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Senior Notes 4.70% due 04/15/11*	85,000	87,063
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	225,000	204,383
Electric-Integrated — 0.5%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	100,000	106,824
Electricite de France Notes 5.50% due 01/26/14*	319,000	346,780
Electricite de France Notes 6.50% due 01/26/19*	116,000	130,224
Electricite de France Notes 6.95% due 01/26/39*	141,000	166,758
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	386,000	388,043
Enel Finance International SA
Company Guar. Notes
6.80% due 09/15/37*	180,000	199,022
Israel Electric Corp. Ltd. Senior Notes 7.25% due 01/15/19*	200,000	216,600
TransAlta Corp. Senior Notes 4.75% due 01/15/15	152,000	153,058
		1,707,309
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Senior Sub. Notes 6.25% due 11/15/14	25,000	24,625
Flextronics International, Ltd. Senior Sub. Notes 6.50% due 05/15/13	25,000	25,031
		49,656
Finance-Other Services — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	120,000	123,290
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	105,000	104,491
		227,781

20

Insurance-Multi-line — 0.1%
Aegon NV Senior Notes 4.63% due 12/01/15	200,000	195,233
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	120,000	117,518
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	79,000	73,854
		386,605
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	240,000	270,310
Metal-Diversified — 0.2%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	133,000	142,879
Inco, Ltd. Bonds 7.20% due 09/15/32	220,000	220,211
Inco, Ltd. Senior Notes 7.75% due 05/15/12	155,000	170,543
Noranda, Inc. Notes 6.00% due 10/15/15	325,000	347,090
		880,723
Multimedia — 0.1%
Thomson Reuters Corp. Senior Notes 4.70% due 10/15/19	475,000	467,911
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	380,000	393,276
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	150,000	187,937
Nexen, Inc. Senior Notes 5.88% due 03/10/35	103,000	97,238
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	65,000	53,300
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	5,000	4,119
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	45,000	52,848
		788,718
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19	250,000	288,203
Total Capital SA Company Guar. Notes 3.13% due 10/02/15	90,000	88,641
		376,844
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	250,000	251,741
Paper & Related Products — 0.0%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	25,000	26,951
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 6.50% due 08/01/27†(12)(13)	25,000	0
Property Trust — 0.1%
Westfield Group Senior Notes 5.40% due 10/01/12*	320,000	336,898
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd.
Company Guar. Notes
9.50% due 02/01/15(9)	25,000	25,687
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	75,000	77,625
		103,312
Special Purpose Entities — 0.1%
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(4)(5)	111,000	95,364
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	390,000	434,209
		529,573
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	130,000	137,182
ArcelorMittal Senior Notes 6.13% due 06/01/18	185,000	190,890
ArcelorMittal Senior Notes 9.85% due 06/01/19	75,000	96,537
		424,609
Telecom Services — 0.0%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	5,000	5,125
Telephone-Integrated — 0.6%
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 07/08/14	75,000	78,649

21

Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	420,000	540,166
France Telecom SA Notes 8.50% due 03/01/31	165,000	219,584
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	241,000	249,791
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	242,000	253,022
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	540,000	571,571
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	75,000	86,350
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/19*	270,000	264,308
		2,263,441
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	100,000	126,989
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	98,000	113,053
Total Foreign Corporate Bonds & Notes (cost $16,610,826)		17,380,671
FOREIGN GOVERNMENT AGENCIES — 1.5%
Federal Republic of Brazil Bonds 5.63% due 01/07/41	180,000	169,650
Federal Republic of Brazil Bonds 7.13% due 01/20/37	20,000	22,950
Federal Republic of Brazil Notes 8.00% due 01/15/18	472,222	538,806
Federal Republic of Brazil Bonds 8.88% due 10/14/19	650,000	838,500
Republic of Argentina Bonds 8.28% due 12/31/33	626,587	468,374
Republic of Colombia Bonds 6.13% due 01/18/41	200,000	185,500
Republic of Indonesia Bonds 6.63% due 02/17/37	200,000	196,027
Republic of the Philippines Bonds 6.38% due 10/23/34	340,000	334,900
Republic of Turkey Senior Bonds 11.88% due 01/15/30	400,000	646,000
Republic of Venezuela Bonds 9.25% due 09/15/27	550,000	401,500
Russian Federation Senior Bonds 7.50% due 03/31/30(9)	376,000	424,410
State of Qatar Senior Notes 6.40% due 01/20/40*	105,000	105,262
United Mexican States Notes 5.88% due 02/17/14	200,000	217,500
United Mexican States Notes 5.95% due 03/19/19	400,000	423,000
United Mexican States Notes 6.05% due 01/11/40	330,000	317,229
Total Foreign Government Agencies
(cost $5,286,036)		5,289,608
MUNICIPAL BONDS & NOTES — 0.3%
U.S. Municipal Bonds & Notes — 0.3%
California State Build America General Obligation Bonds 7.55% due 04/01/39	325,000	314,948
California State Public Works Board Build America 8.36% due 10/01/34	125,000	122,760
California State Refunding Bond General Obligation 4.85% due 10/01/14	125,000	123,410
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	160,000	179,161
North Texas Tollway Authority Revenue Bonds 6.72% due 01/01/49	385,000	399,911
Total Municipal Bonds & Notes (cost $1,134,165)		1,140,190
U.S. GOVERNMENT AGENCIES — 25.4%
Federal Home Loan Bank — 1.1%
3.38% due 10/20/10	895,000	914,940
3.38% due 02/27/13	2,635,000	2,743,246
		3,658,186
Federal Home Loan Mtg. Corp. — 5.5%
3.75% due 03/27/19	796,000	780,415
4.13% due 07/12/10	403,000	411,005

22

4.50% due 01/15/13	4,083,000	4,384,799
4.50% due 01/01/39	439,983	439,385
4.75% due 01/18/11	3,246,000	3,384,776
5.00% due 07/01/35	159,123	163,482
5.00% due 10/01/35	848,284	871,529
5.00% due 11/01/36	311,450	319,739
5.00% due 12/01/36	589,984	605,686
5.00% due 01/01/37	231,411	237,570
5.00% due 03/01/38	264,613	271,655
5.00% due 07/01/39	1,191,960	1,223,497
5.48% due 03/01/36(4)	105,464	111,451
5.50% due 07/01/37	525,959	551,572
5.50% due 08/01/37	31,012	32,522
5.50% due 09/01/37	450,240	472,166
5.50% due 10/01/37	2,105,846	2,208,396
5.93% due 10/01/36(4)	562,728	597,125
6.00% due 11/01/37	258,955	275,059
6.25% due 07/15/32	206,000	239,174
6.50% due 03/01/37	516,834	553,710
6.50% due 11/01/37	366,425	392,570
6.75% due 03/15/31	100,000	121,779
Federal Home Loan Mtg. Corp. REMIC Series 3349, Class HB 5.50% due 06/15/31	439,000	464,682
		19,113,744
Federal National Mtg. Assoc. — 7.0%
Federal National Mtg. Assoc. STRIPS zero coupon due 10/09/19(14)	1,955,000	1,061,565
Federal National Mtg. Assoc.
2.38% due 05/20/10	2,200,000	2,218,562
4.04% due 07/01/35(4)	35,323	36,442
4.45% due 02/01/34(4)	214,796	223,222
4.50% due 10/01/24	988,833	1,018,301
4.50% due 01/01/39	188,016	187,878
4.50% due 06/01/39	789,980	789,322
4.50% due 11/01/39	4,887,082	4,883,010
4.79% due 10/01/35(4)	129,135	133,849
4.79% due 01/01/35(4)	420,950	436,157
4.97% due 12/01/35(4)	47,984	50,135
5.00% due 03/15/16	92,000	100,001
5.00% due 10/01/35	493,004	506,895
5.30% due 11/01/36(4)	53,130	54,608
5.38% due 11/15/11	3,278,000	3,533,645
5.50% due 11/01/22	144,091	152,686
5.50% due 07/01/23	1,090,235	1,154,188
5.50% due 11/01/36	1,140,931	1,196,492
5.50% due 12/01/36	15,769	16,537
5.50% due 07/01/38	1,792,566	1,878,460
6.00% due 05/15/11	250,000	267,647
6.00% due 10/01/36	1,800,497	1,912,465
6.00% due 07/01/38	912,301	967,182
6.25% due 05/15/29	558,000	638,100
6.50% due 07/01/36	271,272	291,109
6.50% due 10/01/37	36,240	38,850
6.63% due 11/15/30	374,000	449,476
7.25% due 01/15/10	200,000	200,446
		24,397,230
Government National Mtg. Assoc. — 11.8%
4.50% due 04/15/18	146,538	153,786
4.50% due 05/15/18	947,035	990,351
4.50% due 08/15/18	46,989	49,137
4.50% due 09/15/18	389,027	406,820
4.50% due 10/15/18	1,556,400	1,627,589
4.50% due 09/15/33	578,002	582,483
5.00% due 06/15/33	18,865	19,548
5.00% due 08/15/33	111,564	115,604
5.00% due 09/15/33	160,718	166,538
5.00% due 10/15/33	113,295	117,398
5.00% due 11/15/33	13,770	14,268
5.00% due 06/15/34	386,227	399,852
5.00% due 05/15/35	22,921	23,694
5.00% due 09/15/35	21,508	22,233
5.00% due 11/15/35	816,348	843,871
5.00% due 02/15/36	494,194	509,620
5.00% due 02/20/36	1,297,872	1,336,999
5.00% due 03/15/36	397,985	410,408
5.00% due 05/15/36	488,319	503,562
5.00% due 06/15/36	506,991	522,817
5.00% due 08/15/36	32,520	33,535
5.00% due 07/15/38	1,529,169	1,575,468
5.00% due 08/15/38	7,104,845	7,319,960
5.50% due 02/15/32	26,602	28,079
5.50% due 03/15/32	29,836	31,459
5.50% due 12/15/32	40,952	43,226
5.50% due 01/15/33	18,646	19,675
5.50% due 02/15/33	114,028	120,323
5.50% due 03/15/33	425,249	448,722
5.50% due 04/15/33	1,327,629	1,400,769
5.50% due 05/15/33	7,602	8,022
5.50% due 06/15/33	1,647,867	1,738,832
5.50% due 07/15/33	1,498,008	1,580,699
5.50% due 08/15/33	242,930	256,341
5.50% due 09/15/33	35,138	37,077
5.50% due 11/15/33	221,124	233,330
5.50% due 12/15/33	14,572	15,377
5.50% due 01/15/34	555,476	585,618
5.50% due 02/15/34	215,907	227,623
6.00% due 04/15/28	575,971	613,987
6.00% due 01/15/29	100,026	106,856
6.00% due 03/15/29	56,896	60,780
6.00% due 11/15/31	45,762	48,886
6.00% due 12/15/31	100,517	107,380
6.00% due 04/15/32	88,254	94,280
6.00% due 08/15/32	18,019	19,249
6.00% due 09/15/32	85,488	91,325
6.00% due 10/15/32	278,406	297,414
6.00% due 11/15/32	102,252	109,234
6.00% due 01/15/33	16,003	17,076
6.00% due 02/15/33	185,284	197,703
6.00% due 03/15/33	48,013	51,231
6.00% due 09/15/33	81,504	86,967
6.00% due 01/15/34	280,884	299,009
6.00% due 03/15/34	141,545	150,678
6.00% due 05/15/34	118,274	125,906

23

6.00% due 07/15/34	69,496	73,980
6.00% due 08/15/34	611,410	650,861
6.00% due 09/15/34	88,859	94,592
6.00% due 11/15/34	466,559	496,664
6.00% due 03/15/35	256,716	272,519
6.00% due 08/15/35	373,394	396,379
6.00% due 01/15/36	193,777	205,282
6.00% due 02/15/36	190,579	201,893
6.00% due 04/15/36	402,222	426,103
6.00% due 05/15/36	207,770	220,106
6.00% due 06/15/36	813,008	861,276
6.00% due 07/15/36	154,885	164,080
6.00% due 08/15/36	575,767	609,765
6.00% due 09/15/36	607,549	643,618
6.00% due 10/15/36	1,214,477	1,286,442
6.00% due 11/15/36	393,044	416,379
6.00% due 12/15/36	133,330	141,246
6.00% due 10/15/39	6,379,615	6,747,408
6.50% due 09/15/28	15,970	17,252
6.50% due 06/15/31	18,458	19,934
6.50% due 09/15/31	31,135	33,625
6.50% due 10/15/31	16,953	18,309
6.50% due 11/15/31	3,051	3,295
6.50% due 12/15/31	17,674	19,087
7.50% due 09/15/30	26,675	30,055
		41,048,824
Total U.S. Government Agencies (cost $85,527,111)		88,217,984
U.S. GOVERNMENT TREASURIES — 26.5%
United States Treasury Bonds — 9.3%
4.25% due 05/15/39	5,112,000	4,795,695
4.38% due 02/15/38	3,720,000	3,571,200
4.50% due 05/15/38	82,000	80,296
4.50% due 08/15/39	6,421,000	6,275,526
4.75% due 02/15/37	2,000,000	2,043,750
5.25% due 11/15/28	235,000	254,645
5.38% due 02/15/31	500,000	552,500
6.25% due 08/15/23	2,027,000	2,420,998
7.13% due 02/15/23	1,899,000	2,435,467
7.88% due 02/15/21	1,267,000	1,702,926
8.13% due 08/15/19	66,000	88,832
8.13% due 05/15/21	22,000	30,095
8.75% due 05/15/20	1,035,000	1,459,997
8.75% due 08/15/20	942,000	1,332,636
9.00% due 11/15/18	3,800,000	5,335,436
9.13% due 05/15/18	55,000	77,206
		32,457,205
United States Treasury Notes — 17.2%
1.13% due 12/15/12	95,000	93,478
2.00% due 02/28/10	10,000,000	10,028,520
2.00% due 11/30/13	188,000	187,001
2.13% due 11/30/14	108,000	105,444
2.38% due 09/30/14	64,000	63,460
2.75% due 11/30/16	95,000	91,460
3.00% due 08/31/16	47,000	46,225
3.13% due 05/15/19	113,000	107,015
3.25% due 06/30/16	1,250,000	1,253,614
3.38% due 11/30/12	5,197,000	5,458,471
3.38% due 11/15/19	346,000	332,811
3.63% due 08/15/19	32,000	31,460
3.88% due 05/15/18	235,000	238,617
4.00% due 11/15/12	5,534,000	5,911,435
4.00% due 02/15/14	3,775,000	4,036,596
4.00% due 02/15/15	6,416,000	6,819,002
4.00% due 08/15/18	399,000	407,510
4.25% due 10/15/10	668,000	687,988
4.25% due 08/15/13	2,053,000	2,215,314
4.25% due 11/15/13	2,056,000	2,221,121
4.25% due 08/15/14	2,729,000	2,944,122
4.25% due 11/15/14	3,985,000	4,292,594
4.25% due 08/15/15	498,000	533,015
4.25% due 11/15/17	2,041,000	2,139,223
4.50% due 02/28/11	1,085,000	1,132,511
4.50% due 02/15/16	225,000	242,701
4.50% due 05/15/17	50,000	53,449
4.63% due 08/31/11	1,876,000	1,989,294
4.75% due 05/15/14	430,000	473,134
4.75% due 08/15/17	125,000	135,635
4.88% due 02/15/12	448,000	482,055
5.00% due 02/15/11	1,200,000	1,257,610
5.00% due 08/15/11	3,271,000	3,487,704
6.50% due 02/15/10	125,000	125,908
		59,625,497
Total U.S. Government Treasuries (cost $91,673,289)		92,082,702
EXCHANGE TRADED FUNDS — 0.3%
Index Fund-Debt — 0.3%
iShares Barclays 1-3 Year Treasury Bond Fund	4,100	340,095
iShares Barclays 3-7 Year Treasury Bond Fund	2,600	286,416
iShares Barclays 7-10 Year Treasury Bond Fund	1,200	106,320
iShares Barclays 10-20 Year Treasury Bond Fund	500	53,235
iShares Barclays 20+ Year Treasury Bond Fund	500	44,935
Total Exchange Traded Funds (cost $847,417)		831,001
Total Long-Term Investment Securities (cost $304,141,643)		312,032,538
REPURCHASE AGREEMENTS — 8.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $323,000 and collateralized by $330,000 of United States Treasuries Bills, bearing interest at 0.20%, due 07/01/10 and having an approximate value of $329,670.	323,000	323,000

24

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $2,605,001 and collateralized by $2,555,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $2,657,967.	2,605,000	2,605,000
Banc of America Securities Joint Repurchase Agreement(10)	195,000	195,000
State Street Bank & Trust Co. Joint Repurchase Agreement(10)	17,307,000	17,307,000
UBS Securities LLC Joint Repurchase Agareement(10)	9,000,000	9,000,000
Total Repurchase Agreements (cost $29,430,000)		29,430,000
TOTAL INVESTMENTS (cost $333,571,643)(15)	98.4%	341,462,538
Other assets less liabilities	1.6	5,538,969
NET ASSETS	100.0%	$347,001,507

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $16,493,468 representing 4.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security - the rate reflected is as of December 31, 2009, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2009.
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(7)	Bond in default
(8)	Company has filed for Chapter 11 bankruptcy protection.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	See Note 2 for details of Joint Repurchase Agreements.
(11)	Income may be received in cash or additional shares/bonds at the discretion of the issuer.
(12)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 1.
(13)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $0 representing 0% of net assets.
(14)	Principal Only
(15)	See Note 4 for cost of investments on a tax basis.
FDIC	— Federal Deposit Insurance Corporation
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of December 31, 2009	Unrealized Appreciation (Depreciation)
17	Short	U.S. Treasury 10 YR Notes	March 2010	$ 2,026,969	$ 1,962,703	$ 64,266
16	Short	U.S. Treasury Long Bonds	March 2010	1,954,086	1,846,000	108,086
						$ 172,352

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$17,423,598	$—	$17,423,598
U.S. Corporate Bonds & Notes	—	89,400,599	266,185	89,666,784
Foreign Corporate Bonds & Notes	—	17,380,671	0	17,380,671
Foreign Government Agencies	—	5,289,608	—	5,289,608
Municipal Bonds & Notes	—	1,140,190	—	1,140,190
U.S. Government Agencies	—	88,217,984	—	88,217,984
U.S. Government Treasuries	92,082,702	—	—	92,082,702
Exchange Traded Funds	831,001	—	—	831,001
Repurchase Agreements	—	29,430,000	—	29,430,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	172,352	—	—	172,352

Total	$93,086,055	$248,282,650	$266,185	$341,634,890

@

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes

Balance as of 3/31/2009	$165,000	$258,439	$—
Accrued discounts/premiums	—	2,067	—
Realized gain(loss)	7	(1,621)	—
Change in unrealized appreciation(depreciation)	109,993	39,549	—
Net purchases(sales)	(275,000)	11,670	0
Transfers in and/or out of Level 3	—	(43,919)	—
Balance as of 12/31/2009	$—	$266,185	$0

See Notes to Portofolio of Investments

25

SEASONS SERIES TRUST

STRATEGIC FIXED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2009

(unaudited)

Security Description	Shares/ Principal Amount(16)	Market Value (Note 1)
ASSET BACKED SECURITIES — 6.2%
Diversified Financial Services — 6.2%
Asset Backed Securities Corp. Home Equity Series 2004-HE7, Class A2 0.61% due 10/25/34(1)	$998	$646
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(2)(4)	1,050,000	1,031,185
Bear Stearns Commercial Mtg. Securities Series 2005-PW10, Class A4 5.41% due 12/11/40(2)	750,000	734,998
Bear Stearns Commercial Mtg. Securities Series 2007-T26, Class B 5.60% due 01/12/45*(2)(4)	350,000	83,988
Citifinancial Mtg. Securities, Inc. Series 2003-4, Class AF6 4.49% due 10/25/33	197,502	169,139
Citigroup Commercial Mtg.Trust Series 2008-C7, Class A4 6.10% due 12/10/49(2)(4)	1,000,000	897,943
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class C 5.48% due 12/11/49(2)	800,000	129,540
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2006-CD3, Class A5 5.62% due 10/15/48(2)	700,000	666,839
First Franklin Mtg. Loan Asset Backed Certificates Series 2006-FF12, Class A2 0.27% due 09/25/36(1)	34,734	34,314
GE Capital Commercial Mtg. Corp. Series 2003-C1, Class A4 4.82% due 01/10/38(2)	126,268	128,206
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7 5.32% due 06/10/36(2)	300,000	304,501
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class C 5.55% due 03/10/39(2)	400,000	89,099
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	535,000	487,927
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-LN2, Class A2 5.12% due 07/15/41(2)	55,768	54,307
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-CB9, Class A4 5.38% due 06/12/41(2)(4)	377,963	380,651
LB-UBS Commercial Mtg. Trust Series 2004-C7, Class A1A 4.48% due 10/15/29(2)	792,732	757,710
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/30(2)	1,500,000	1,453,508
LB-UBS Commercial Mtg. Trust Series 2006-C1, Class A4 5.16% due 02/15/31(2)	1,000,000	968,072
LB-UBS Commercial Mtg. Trust Series 2002-C2, Class A4 5.59% due 06/15/31(2)	250,000	261,531
Merrill Lynch Mtg. Investors, Inc. Series 2006-RM2, Class A1B 0.47% due 05/25/37(1)	392,928	22,656
Morgan Stanley Capital I Series 2004-IQ7, Class A4 5.40% due 06/15/38(2)(4)	150,000	150,630
Novastar Home Equity Loan Series 2004-4, Class M4 1.88% due 03/25/35(1)	500,000	309,013
Ownit Mtg. Loan Asset Backed Certificates Series 2006-6, Class A2B 0.34% due 09/25/37(1)	444,055	287,387
Residential Asset Securities Corp.
Series 2005-AHL2, Class A2 0.49% due 10/25/35(1)	45,747	41,148
Structured Asset Investment Loan Trust Series 2004-1, Class M5 4.73% due 02/25/34(1)	108,693	12,432
Wachovia Asset Securitization, Inc. Series 2003-HE3, Class A 0.48% due 11/25/33(1)	69,378	35,382

Total Asset Backed Securities (cost $11,859,513)		9,492,752
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(5)(6)(7)(8)(12)(14) (cost $28,000)	28,000	15,120
U.S. CORPORATE BONDS & NOTES — 35.5%
Advertising Services — 0.3%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12	195,000	195,975
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(9)	194,000	200,305
		396,280
Aerospace/Defense — 0.1%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17*	90,000	88,650
Agricultural Chemicals — 0.1%
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	175,000	187,250

1

Airlines — 0.7%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	165,000	165,000
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	89,741	87,947
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 09/18/11	200,000	201,750
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	200,000	207,750
Delta Air Lines, Inc. Senior Sec. Notes 11.75% due 03/15/15*	75,000	75,000
United Airlines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	179,559	179,559
United Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	150,000	154,875
		1,071,881
Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc. Company Guar. Notes 4.28% due 05/01/14(1)	125,000	116,563
KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14	185,000	190,781
		307,344
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Notes 7.45% due 07/16/31	450,000	397,687
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	150,000	153,750
Auto/Truck Parts & Equipment-Original — 0.1%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	195,000	186,225
Auto/Truck Parts & Equipment-Replacement — 0.2%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	125,000	135,469
Allison Transmission Senior Notes 11.00% due 11/01/15*	200,000	210,000
		345,469
Banks-Super Regional — 0.5%
BAC Capital Trust VI Bank Guar. Bonds 5.63% due 03/08/35	95,000	75,994
BAC Capital Trust XI Bank Guar. Notes 6.63% due 05/23/36	70,000	62,550
Fifth Third Capital Trust IV Bank Guar. Notes 6.50% due 04/15/67(1)	450,000	326,250
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/11(1)(15)	450,000	344,250
		809,044
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	275,000	278,781
Broadcast Services/Program — 0.2%
Fisher Communications, Inc.
Senior Notes 8.63% due 09/15/14	281,000	269,409
Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(10)	63,521	47,641
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	21,000	15,776
		332,826
Building & Construction Products-Misc. — 0.1%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	165,000	165,825
Building Products-Cement — 0.1%
Texas Industries, Inc. Company Guar. Notes 7.25% due 07/15/13	225,000	221,063
Building-Residential/Commercial — 0.4%
D.R. Horton, Inc. Senior Notes 6.50% due 04/15/16	350,000	341,250
KB Home Company Guar. Notes 6.25% due 06/15/15	325,000	303,062
		644,312
Cable/Satellite TV — 1.6%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	292,305	344,189

2

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	465,000	477,206
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*	150,000	151,500
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	170,000	190,400
Charter Communications Operating LLC/Charter Communications Operating Capital, Inc. Senior Notes 8.38% due 04/30/14*	435,000	446,962
CSC Holdings, Inc. Senior Notes 8.50% due 06/15/15*	275,000	292,875
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	200,000	215,250
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	275,000	288,063
		2,406,445
Casino Hotels — 0.6%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(10)	306,000	252,450
Harrahs Entertainment, Inc. Senior Sec. Notes 11.25% due 06/01/17*	325,000	340,031
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	175,000	194,250
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	155,000	151,513
		938,244
Casino Services — 0.1%
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	350,000	185,500
Cellular Telecom — 0.5%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	225,000	224,438
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	200,000	201,000
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	65,000	65,894
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	235,000	237,937
		729,269
Chemicals-Diversified — 0.2%
Olin Corp. Senior Notes 8.88% due 08/15/19	225,000	241,313
Chemicals-Plastics — 0.2%
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14	275,000	269,500
Chemicals-Specialty — 0.3%
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	335,000	322,437
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	116,000	127,745
		450,182
Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 12.00% due 01/15/15*	140,000	149,975
Coal — 0.3%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	125,000	132,187
Drummond Co., Inc.
Senior Notes 9.00% due 10/15/14*	300,000	314,625
		446,812
Computer Services — 0.2%
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	300,000	307,500
Consulting Services — 0.1%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	175,000	177,188
Consumer Products-Misc. — 0.1%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	224,000	223,440
Containers-Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	275,000	282,562
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	80,000	74,200

3

Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	215,000	220,913
		577,675
Containers-Paper/Plastic — 0.3%
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. Senior Sec. Notes 8.25% due 11/15/15*	125,000	125,625
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. Senior Sec. Notes 8.88% due 09/15/14*	150,000	145,875
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	200,000	212,000
		483,500
Cosmetics & Toiletries — 0.1%
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	125,000	129,063
Decision Support Software — 0.3%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	440,000	414,150
Direct Marketing — 0.2%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	395,000	269,094
Diversified Banking Institutions — 1.7%
Bank of America Corp. Junior Sub. Notes 8.00% due 01/30/18(1)(15)	235,000	226,244
GMAC LLC Company Guar. Notes 6.00% due 04/01/11*	920,000	901,600
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	719,000	708,215
GMAC LLC Sub. Notes 8.00% due 12/31/18*	860,000	756,800
		2,592,859
Diversified Financial Services — 0.3%
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(1)	400,000	385,000
Diversified Manufacturing Operations — 0.3%
Harland Clarke Holdings Corp. Company Guar. Notes 6.00% due 05/15/15(1)	70,000	57,225
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	275,000	255,750
SPX Corp.
Senior Notes
7.63% due 12/15/14	125,000	128,750
		441,725
Electric-Generation — 0.9%
Edison Mission Energy Senior Notes 7.63% due 05/15/27	180,000	121,950
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	91,250	89,425
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	104,350	105,394
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	224,128	233,653
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	175,000	179,812
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	158,246	162,527
The AES Corp.
Senior Notes 8.00% due 10/15/17	265,000	271,956
The AES Corp.
Senior Notes
8.00% due 06/01/20	125,000	127,188
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	122,000	125,050
		1,416,955
Electric-Integrated — 0.7%
Mirant Americas Generation LLC
Senior Notes
8.50% due 10/01/21	275,000	261,250
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	94,820	97,665
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.25% due 11/01/15	650,000	526,500
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(7)	323,542	228,097
		1,113,512
Electronic Components-Misc. — 0.3%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	225,000	236,250

4

Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	250,000	246,562
		482,812
Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	320,000	325,600
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13*†(11)(12)	150,000	151,500
		477,100
Energy-Alternate Sources — 0.1%
Headwaters, Inc. Senior Notes 11.38% due 11/01/14*	175,000	182,438
Finance-Auto Loans — 0.8%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	600,000	612,232
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	625,000	630,286
		1,242,518
Firearms & Ammunition — 0.1%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	100,000	106,125
Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	325,000	352,625
Food-Misc. — 0.1%
Del Monte Foods Co. Senior Sub. Notes 7.50% due 10/15/19*	120,000	123,600
Food-Retail — 0.4%
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	275,000	286,000
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	275,000	279,812
		565,812
Funeral Services & Related Items — 0.4%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	325,000	307,937
Service Corp International Senior Notes 8.00% due 11/15/21	300,000	295,500
		603,437
Gambling (Non-Hotel) — 0.3%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	305,000	251,244
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	299,000	170,430
		421,674
Gas-Transportation — 0.3%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	605,000	503,662
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	300,000	304,125
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14†(9)(11)(12)	24,000	1,920
Hotel/Motels — 0.2%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	345,000	320,850
Human Resources — 0.2%
Team Health, Inc.
Company Guar. Notes
11.25% due 12/01/13	300,000	313,500
Independent Power Producers — 0.4%
Calpine Corp. Escrow Notes 8.50% due 07/15/10†(5)(6)	75,000	0
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(5)(6)	794,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	588,000	588,735
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	90,000	88,425
		677,160
Insurance Brokers — 0.3%
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	480,000	437,400
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(1)	165,000	174,900
Investment Management/Advisor Services — 0.1%
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	105,000	98,968
Medical Information Systems — 0.2%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12(19)(20)	630,000	337,050

5

Medical Products — 0.2%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	250,000	271,562
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16*	75,000	79,125
Medical-Drugs — 0.4%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	250,000	269,687
Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*	275,000	283,250
		552,937
Medical-HMO — 0.3%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	510,000	497,250
Medical-Hospitals — 1.5%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	365,000	377,775
HCA, Inc. Senior Notes 7.50% due 11/15/95	475,000	375,307
HCA, Inc. Senior Notes 8.50% due 04/15/19*	550,000	592,625
HCA, Inc. Senior Notes 8.75% due 09/01/10	130,000	133,087
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	725,000	778,469
		2,257,263
Metal-Aluminum — 0.0%
Noranda Aluminum Holding Corp Company Guar. Notes 7.02% due 11/15/14(1)(7)	3,929	3,929
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	235,000	257,325
Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.27% due 05/15/15(1)(7)	9,902	9,902
MRI/Medical Diagnostic Imaging — 0.2%
Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/16*	275,000	268,125
Music — 0.2%
WMG Acquisition Corp. Senior Notes 9.50% due 06/15/16*	300,000	321,375
Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14*	75,000	81,187
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14*	395,000	412,775
		493,962
Office Supplies & Forms — 0.1%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15*	135,000	148,500
Oil Companies-Exploration & Production — 2.7%
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. Company Guar. Notes 10.88% due 02/01/18	265,000	292,825
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	25,000	23,375
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	345,000	344,137
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	305,000	269,163
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	630,000	623,700
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	475,000	478,562
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	125,000	137,188
Comstock Resources, Inc. Company Guar. Notes 8.38% due 10/15/17	100,000	102,250
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	160,000	160,000
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	285,000	279,300
MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14*(6)	42,000	24,150
Pemex Project Funding Master Trust Company Guar. 6.63% due 06/15/35	713,000	678,884
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	150,000	164,250
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	285,000	292,125
Quicksilver Resources, Inc. Senior Notes 9.13% due 08/15/19	150,000	156,750

6

Quicksilver Resources, Inc. Senior Notes 11.75% due 01/01/16	25,000	28,375
		4,055,034
Oil Refining & Marketing — 0.1%
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	100,000	90,500
Oil-Field Services — 0.4%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	275,000	294,250
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	300,000	307,500
		601,750
Paper & Related Products — 0.9%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(5)(6)	69,942	69,942
Cellu Tissue Holdings, Inc. Senior Sec. Notes 11.50% due 06/01/14	175,000	194,250
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	70,000	70,875
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	130,000	131,625
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	60,000	59,250
International Paper Co. Senior Notes 7.95% due 06/15/18	65,000	74,971
International Paper Co. Senior Notes 9.38% due 05/15/19	385,000	473,231
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14*	155,000	156,550
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14*	125,000	137,500
		1,368,194
Physicians Practice Management — 0.2%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	250,000	262,500
Pipelines — 1.4%
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	25,000	25,063
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 8.13% due 03/01/16	575,000	580,750
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	600,000	579,000
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	200,000	199,852
El Paso Corp. Senior Notes 12.00% due 12/12/13	50,000	58,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	160,000	152,800
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	60,000	61,050
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	125,000	128,750
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	320,000	168,000
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 8.38% due 12/15/13	75,000	77,625
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	150,000	172,053
		2,203,443
Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	165,000	164,588
Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	125,000	128,750
The Geo Group, Inc. Company Guar. Notes 7.75% due 10/15/17*	100,000	102,375
		231,125
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 8.75% due 11/15/14*	110,000	113,850
Gannett Co., Inc. Company Guar. Notes 9.38% due 11/15/17*	65,000	67,113
		180,963

7

Publishing-Periodicals — 0.1%
Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	175,000	195,563
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(11)(12)	535,000	5,350
		200,913
Radio — 0.1%
Salem Communications Corp. Senior Sec. Notes 9.63% due 12/15/16*	100,000	104,750
Real Estate Investment Trusts — 0.4%
Colonial Properties Trust Notes 6.25% due 06/15/14	170,000	162,299
Developers Diversified Realty Corp. Senior Notes 5.50% due 05/01/15	175,000	154,162
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	335,000	331,650
		648,111
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	150,000	166,500
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(7)(11)(12)	830,000	4,333
Rental Auto/Equipment — 0.3%
RSC Equipment Rental, Inc. Company Guar. Notes 9.50% due 12/01/14	320,000	320,400
RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17*	150,000	162,000
		482,400
Research & Development — 0.2%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	395,000	300,200
Retail-Apparel/Shoe — 0.3%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	150,000	144,750
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	230,000	195,500
Limited Brands, Inc. Senior Notes 8.50% due 06/15/19*	80,000	87,000
		427,250
Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	150,000	157,875
Retail-Drug Store — 0.3%
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	135,000	117,450
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	50,000	54,250
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19*	150,000	158,250
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	150,000	159,000
		488,950
Retail-Petroleum Products — 0.2%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	150,000	147,750
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	175,000	177,625
		325,375
Retail-Regional Department Stores — 0.4%
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	105,000	104,212
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	160,000	156,000
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	100,000	84,500
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	200,000	182,000
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	140,000	123,200
		649,912
Retail-Toy Stores — 0.1%
Toys R Us Property Co., LLC Senior Sec. Notes 8.50% due 12/01/17*	225,000	228,938
Rubber-Tires — 0.2%
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	275,000	303,875
Seismic Data Collection — 0.1%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	245,000	171,500

8

Soap & Cleaning Preparation — 0.1%
JohnsonDiversey, Inc. Senior Notes 8.25% due 11/15/19*	125,000	126,563
Special Purpose Entities — 0.5%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(9)	35,000	35,088
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*†(11)	750,000	131,250
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	220,000	160,600
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	175,000	198,625
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	250,000	193,437
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(7)	148,837	64,000
		783,000
Steel-Producers — 0.4%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	100,000	101,000
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	285,000	297,825
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	180,000	178,425
		577,250
Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 6.88% due 05/01/15	155,000	146,475
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	290,000	301,600
		448,075
Telecom Services — 1.0%
Cincinnati Bell Telephone Co., LLC Company Guar. Notes 7.27% due 12/11/23	100,000	74,750
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	325,000	329,875
PAETEC Holding Corp Company Guar. Notes 8.88% due 06/30/17	200,000	202,500
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	200,000	192,500
Qwest Corp. Senior Notes 8.38% due 05/01/16	125,000	134,062
Qwest Corp. Senior Notes 8.88% due 03/15/12	300,000	322,500
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	225,000	238,500
		1,494,687
Telephone-Integrated — 1.6%
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	210,000	206,325
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	150,000	141,750
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	300,000	303,750
Level 3 Financing, Inc. Senior Notes 12.25% due 03/15/13	290,000	307,400
Qwest Communications International, Inc. Company Guar. Notes Series B 7.50% due 02/15/14	25,000	25,094
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	50,000	50,188
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	75,000	77,062
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	1,425,000	1,184,531
Windstream Corp. Senior Notes 7.88% due 11/01/17*	100,000	98,750
		2,394,850
Television — 0.3%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	215,000	211,506
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*(7)	32,995	12,291
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13*†(1)(7)(11)(12)	660,543	10,734
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(7)	200,000	175,250

9

Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(11)(12)	120,000	420
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(11)(12)	220,000	770
		410,971
Theaters — 0.2%
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	150,000	153,000
Marquee Holdings, Inc. Senior Disc. Notes 12.00% due 08/15/14(9)	250,000	207,812
		360,812
Transactional Software — 0.3%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	570,000	438,187
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 07/02/20	3,334	2,667
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	3,960	3,089
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/20	4,141	3,603
		9,359
Transport-Services — 0.2%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	165,000	163,350
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	95,000	91,794
		255,144
Wireless Equipment — 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Notes 7.75% due 05/01/17*	75,000	79,875
Total U.S. CORPORATE BONDS & NOTES (cost $53,664,278)		54,021,971
FOREIGN CORPORATE BONDS & NOTES — 11.3%
Banks-Commercial — 1.8%
Banco Mercantil del Norte SA Sub. Bonds 6.14% due 10/13/16*(1)	50,000	48,472
ICICI Bank, Ltd. Sub. Notes 6.38% due 04/30/22(1)	100,000	89,000
Lloyds Banking Group PLC Jr. Sub. Bonds 5.92% due 10/01/15*(1)(15)	600,000	360,000
RSHB Capital SA for OJSC Russian Agricultural Bank Senior Sec. Notes 6.30% due 05/15/17*	316,000	318,212
RSHB Capital SA for OJSC Russian Agricultural Bank Sec. Notes 7.13% due 01/14/14*	580,000	613,698
RSHB Capital SA for OJSC Russian Agricultural Bank Sec. Notes 7.13% due 01/14/14	700,000	738,990
RSHB Capital SA for OJSC Russian Agricultural Bank Sec. Notes 9.00% due 06/11/14*	450,000	507,228
RSHB Capital SA for OJSC Russian Agricultural Bank Sec. Notes 9.00% due 06/11/14	100,000	113,375
		2,788,975
Broadcast Services/Program — 0.3%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	200,000	198,350
Grupo Televisa SA Senior Notes 6.63% due 01/15/40*	280,000	274,566
		472,916
Building-Heavy Construction — 0.2%
Odebrecht Finance, Ltd.
Company Guar. Notes
7.00% due 04/21/20*	300,000	289,185
Cable/Satellite TV — 0.1%
NET Servicos de Comunicacao SA Company Guar. Notes 7.50% due 01/27/20*	100,000	102,000
Cellular Telecom — 0.8%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	142,000	147,018
True Move Co., Ltd. Company Guar. Notes 10.38% due 08/01/14*	100,000	94,625
True Move Co., Ltd. Company Guar. Bonds 10.75% due 12/16/13*	350,000	337,750
True Move Co., Ltd. Company Guar. Bonds 10.75% due 12/16/13	200,000	193,000
UBS Luxembourg S.A. Sec. Bonds 8.25% due 05/23/16	250,000	258,125
VIP Finance Ireland, Ltd. Notes 8.38% due 04/30/13	200,000	211,500
		1,242,018
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	50,000	48,375

10

Diversified Financial Services — 0.4%
TNK-BP Finance SA Company Guar. Notes 7.50% due 07/18/16*	100,000	102,500
TNK-BP Finance SA Company Guar. Notes 7.50% due 07/18/16	210,000	216,037
TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18	220,000	226,600
		545,137
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	130,000	135,038
Diversified Minerals — 1.2%
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	200,000	233,000
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	155,000	185,225
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	1,493,000	1,491,747
		1,909,972
Electric-Distribution — 0.1%
AES El Salvador Trust Company Guar. Notes 6.75% due 02/01/16	100,000	88,783
Electric-Integrated — 0.3%
Centrais Eletricas Brasileiras SA Senior Notes 6.88% due 07/30/19*	200,000	216,750
Centrais Electricas Brasileiras SA Senior Notes 6.88% due 07/30/19	100,000	108,375
Empresas Publicas Medellin E.S.P. Company Guar. Notes 7.63% due 07/29/19	100,000	110,000
		435,125
Electric-Transmission — 0.1%
EEB International, Ltd. Company Guar. Notes 8.75% due 10/31/14*	100,000	108,000
Electronic Components-Misc. — 0.2%
Flextronics International, Ltd. Senior Sub. Notes 6.25% due 11/15/14	75,000	73,875
Flextronics International, Ltd. Senior Sub. Notes 6.50% due 05/15/13	175,000	175,219
		249,094
Finance-Other Services — 0.3%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17	410,000	402,825
Food-Meat Products — 0.1%
JBS SA Company Guar. Notes 9.38% due 02/07/11	129,000	133,193
JBS SA Senior Notes 10.50% due 08/04/16*	75,000	79,875
		213,068
Marine Services — 0.2%
Trico Shipping AS Senior Sec. Notes 11.88% due 11/01/14*	275,000	286,344
Metal-Diversified — 0.3%
Vedanta Resources PLC Senior Notes 8.75% due 01/15/14*	120,000	122,700
Vedanta Resources PLC Senior Notes 8.75% due 01/15/14	350,000	354,375
		477,075
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	75,000	74,813
Oil Companies-Exploration & Production — 0.8%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	15,000	11,963
Kazmunaigaz Finance Sub BV Company Guar. Notes 8.38% due 07/02/13*	120,000	128,250
Kazmunaigaz Finance Sub BV Company Guar. Notes 8.38% due 07/02/13	300,000	323,250
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	645,000	528,900
Ras Laffan Liquefied Natural Gas Co., Ltd. Senior Notes 6.75% due 09/30/19	250,000	276,224
		1,268,587
Oil Companies-Integrated — 1.4%
Ecopetrol SA Senior Notes 7.63% due 07/23/19	250,000	274,742
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	220,000	223,948
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/19	550,000	636,625
Petroleum Co. of Trinidad & Tobago, Ltd. Senior Notes 9.75% due 08/14/19*	100,000	111,875
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/19*	810,000	810,379

11

Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/19		150,000	150,712
			2,208,281
Oil-Field Services — 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11		300,000	300,000
Paper & Related Products — 0.3%
Cascades, Inc. Senior Notes 7.75% due 12/15/17*		150,000	151,500
Celulosa Arauco y Constitucion SA Senior Notes 7.25% due 07/29/19		120,000	130,398
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*		100,000	107,804
			389,702
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 6.50% due 08/01/27†(5)(6)		375,000	0
Satellite Telecom — 0.7%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(9)		250,000	256,875
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13		305,000	311,100
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15		260,000	269,100
Intelsat Subsidiary Holding Co., Ltd. Series B Company Guar. Notes 8.88% due 01/15/15*		200,000	206,000
			1,043,075
Special Purpose Entities — 0.1%
Hellas Telecommunications Luxembourg II Sub. Notes 6.03% due 01/15/15*†(1)(11)		275,000	8,250
UPC Germany GmbH Bonds 8.13% due 12/01/17*		75,000	75,172
			83,422
Steel-Producers — 0.2%
Evraz Group SA Notes 8.88% due 04/24/13		250,000	249,625
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/20*		100,000	102,750
			352,375
Steel-Specialty — 0.1%
GTL Trade Finance, Inc. Company Guar. 7.25% due 10/20/17*		200,000	209,500
Telecom Services — 0.7%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14		238,000	243,950
Globo Comunicacoes e Participacoes SA Bonds 7.25% due 04/26/22*		200,000	209,000
Wind Acquisition Finance SA Senior Notes 11.75% due 07/15/17*		545,000	595,412
			1,048,362
Telephone-Integrated — 0.2%
Axtel SAB de CV Senior Notes 7.63% due 02/01/17*		50,000	49,000
Axtel SAB de CV Company Guar. Notes 7.63% due 02/01/17		290,000	284,200
			333,200
Transport-Services — 0.1%
TGI International, Ltd. Company Guar. Notes 9.50% due 10/03/17		100,000	108,000
Total Foreign Corporate Bonds & Notes (cost $16,232,268)			17,213,247
FOREIGN GOVERNMENT AGENCIES — 8.3%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	2,380,000	1,390,301
Federal Republic of Brazil Notes 5.88% due 01/15/19		300,000	319,500
Federal Republic of Brazil Bonds 7.13% due 01/20/37		150,000	172,125
Federal Republic of Brazil Notes 8.00% due 01/15/18		236,111	269,403
Federal Republic of Brazil Notes 11.00% due 08/17/40		300,000	399,750
Gabonese Republic Senior Notes 8.20% due 12/12/17*		132,000	138,270
Republic of Argentina Notes 5.25% due 12/31/38(9)		280,000	97,300
Republic of Argentina Bonds 7.00% due 09/12/13		266,000	240,730
Republic of Argentina Bonds 8.28% due 12/31/33		203,024	151,761

12

Republic of Colombia Notes 7.38% due 03/18/19		410,000	464,325
Republic of Colombia Bonds 7.38% due 09/18/37		410,000	446,900
Republic of Indonesia Senior Bonds 6.88% due 01/17/18		200,000	220,000
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	405,000,000	42,536
Republic of Indonesia Bonds 11.00% due 09/15/25	IDR	666,000,000	72,183
Republic of Indonesia Bonds 11.50% due 09/15/19	IDR	2,000,000,000	231,726
Republic of Panama Bonds 6.70% due 01/26/36		458,000	483,190
Republic of Panama Notes 7.25% due 03/15/15		88,000	100,100
Republic of Panama Bonds 9.38% due 04/01/29		75,000	99,750
Republic of Peru Bonds 6.55% due 03/14/37		120,000	124,800
Republic of Peru Notes 7.35% due 07/21/25		248,000	283,960
Republic of Peru Bonds 8.38% due 05/03/16		150,000	181,125
Republic of Turkey Notes 6.75% due 04/03/18		550,000	596,750
Republic of Turkey Notes 6.88% due 03/17/36		1,201,000	1,222,017
Republic of Turkey Senior Bonds 7.00% due 03/11/19		620,000	675,800
Republic of Turkey Senior Bonds 11.88% due 01/15/30		100,000	161,500
Republic of Venezuela Bonds 5.75% due 02/26/16		2,060,000	1,339,000
Republic of Venezuela Notes 8.50% due 10/08/14		193,000	151,987
Republic of Venezuela Bonds 9.38% due 01/13/34		308,000	207,130
Russian Federation Senior Bonds 7.50% due 03/31/30(9)		1,352,660	1,526,815
State of Qatar Senior Notes 4.00% due 01/20/15*		100,000	100,250
United Mexican States Notes 5.63% due 01/15/17		30,000	31,275
United Mexican States Notes 5.95% due 03/19/19		280,000	296,100
United Mexican States Notes 6.75% due 09/27/34		371,000	391,405
Total Foreign Government Agencies (cost $12,001,310)			12,629,764
U.S. GOVERNMENT AGENCIES — 38.1%
Federal Home Loan Mtg. Corp. — 10.2%
4.50% due 11/01/19		217,536	225,990
5.00% due 06/01/19		45,520	47,916
5.00% due 09/01/19		103,960	109,431
5.00% due 07/01/35		144,317	148,271
5.00% due 07/01/35		59,101	60,720
5.00% due 06/01/38		2,416,345	2,480,519
5.00% due January TBA		2,000,000	2,050,624
5.50% due 07/01/35		184,461	193,933
5.50% due 09/01/35		383,197	402,875
5.50% due 11/01/37		172,645	181,053
5.50% due 07/01/38		1,690,440	1,772,666
6.00% due 09/01/22		104,358	111,465
6.00% due 01/01/34		101,791	108,662
6.00% due 08/01/35		329,928	351,270
6.00% due 01/01/38		1,193,878	1,269,242
6.00% due January TBA		3,189,000	3,381,335
6.50% due 11/01/36		2,360,660	2,529,595
Federal Home Loan Mtg. Corp., REMIC
Series 2942, Class TF
0.58% due 03/15/35(1)(13)		89,551	89,374
			15,514,941
Federal National Mtg. Assoc. — 27.1%
2.50% due 03/01/35(1)		2,368,580	2,421,774
2.73% due 12/01/34(1)		47,349	48,861
2.78% due 10/01/34(1)		460,900	470,214
3.19% due 09/01/34(1)		412,237	419,537
3.81% due 08/01/35(1)		3,146,588	3,228,297
4.39% due 02/01/34(1)		23,944	24,639
4.50% due 06/01/19		493,657	513,306
4.50% due 03/01/23		400,200	412,502
4.50% due 04/01/38		2,352,452	2,350,727
4.50% due 04/01/39		969,929	969,322
4.50% due 04/01/39		1,434,827	1,433,631
5.00% due 01/01/20		29,489	31,031
5.00% due 04/01/20		20,190	21,221
5.00% due 08/01/20		475,141	499,402
5.00% due 05/01/23		394,695	412,914

13

5.00% due 06/01/34	547,633	563,748
5.00% due 04/01/35	458,760	471,686
5.00% due 08/01/35	197,622	203,190
5.00% due 09/01/35	463,293	476,347
5.00% due 09/01/35	337,500	347,010
5.00% due 05/01/37	444,609	456,789
5.00% due 03/01/38	463,253	475,918
5.00% due 04/01/38	1,192,146	1,224,806
5.00% due 05/01/38	2,714,596	2,788,812
5.00% due 07/01/38	870,360	894,156
5.00% due January TBA	1,750,000	1,795,664
5.03% due 09/01/35(1)	2,185,341	2,297,918
5.50% due 09/01/19	37,196	39,665
5.50% due 10/01/22	200,921	212,907
5.50% due 02/01/35	406,376	426,864
5.50% due 03/01/35	434,270	456,165
5.50% due 06/01/35	79,469	83,475
5.50% due 07/01/35	204,012	214,297
5.50% due 08/01/35	353,490	371,533
5.50% due 09/01/35	180,403	189,499
5.50% due 11/01/35	326,552	343,016
5.50% due 11/01/35	983,911	1,033,516
5.50% due 02/01/36	350,269	367,326
5.50% due 03/01/36	168,623	177,124
5.50% due 03/01/37	826,356	865,953
5.50% due 08/01/37	344,101	360,589
5.50% due 08/01/38	848,823	889,496
6.00% due 09/01/32	48,671	52,169
6.00% due 10/01/34	231,546	246,959
6.00% due 08/01/35	314,128	337,351
6.00% due 11/01/35	135,695	144,388
6.00% due 01/01/36	266,703	283,788
6.00% due 03/01/36	180,292	191,504
6.00% due 05/01/36	220,215	233,909
6.00% due 09/01/38	155,726	165,094
6.00% due January TBA	5,500,000	5,824,841
7.50% due 02/01/30	68,351	76,782
Federal National Mtg. Assoc., REMIC
Series 2005-58, Class FC
0.48% due 07/25/35(1)(13)	485,538	478,991
Series 2007-1, Class NF
0.48% due 02/25/37(1)(13)	527,432	520,775
Series 2005-122, Class FN
0.58% due 01/25/36(1)(13)	1,392,132	1,383,931
		41,225,329
Government National Mtg. Assoc. — 0.8%
6.00% due 02/20/35	67,251	71,487
6.00% due January TBA	1,000,000	1,056,562
6.50% due 10/20/34	54,863	58,663
		1,186,712
Total U.S. Government Agencies (cost $56,619,939)		57,926,982
U.S. GOVERNMENT TREASURY — 0.6%
United States Treasury Notes — 0.6%
3.38% due 11/15/19 (cost $994,991)	1,000,000	961,880
COMMON STOCK — 0.4%
Energy-Alternate Sources — 0.0%
VeraSun Energy Corp.†(5)(6)	275,000	0
Food-Misc. — 0.0%
Wornick Co.†(5)(6)	765	22,040
Oil Companies-Exploration & Production — 0.4%
Energy Partners, Ltd.†	16,065	137,195
EXCO Resources, Inc.	20,525	435,746
MXEnergy Holdings, Inc.†(5)(6)	21,375	18,585
		591,526
Paper & Related Products — 0.0%
Caraustar Industries, Inc.†(5)(6)	25	60,559
Total Common Stock (cost $721,428)		674,125
Total Long-Term Investment Securities (cost $152,121,727)		152,935,841

SHORT-TERM INVESTMENT SECURITY — 4.5%
Time Deposit — 4.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/04/10 (cost $6,781,000)	6,781,000	6,781,000
REPURCHASE AGREEMENT — 3.2%
Banc of America Securities Joint Repurchase Agreement(17) (cost $4,880,000)	4,880,000	4,880,000
TOTAL INVESTMENTS (cost $163,782,727)(18)	108.1%	164,596,841
Liabilities in excess of other assets	(8.1)	(12,343,789)
NET ASSETS	100.0%	$152,253,052

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $23,271,421 representing 15.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2009.
(2)	Commercial Mortgage Backed Security
(3)	Variable Rate Security - the rate reflected is as of December 31, 2009, maturity date reflects next reset date.
(4)	Variable Rate Security - the rate reflected is as of December 31, 2009, maturity date reflects the stated maturity date.

14

(5)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $186,246 representing 0.1% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 1.
(7)	Income may be received in cash or additional shares/bonds at the discretion of the issuer.
(8)	Security in default of interest and principal at maturity
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(11)	Bond in default
(12)	Company has filed for Chapter 11 bankruptcy protection.
(13)	Collateralized Mortgage Obligation
(14)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contactual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies.To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2009, the Strategic Fixed Income Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/05	$25,000	$25,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/26/09	1,000	1,000
		$28,000	$28,000	$15,120	$54.00	0.01%

(15)	Perpetual maturity – maturity date reflects next call date.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	See Note 2 for details of joint Repurchase Agreements.
(18)	See Note 4 for cost of investments on a tax basis.
(19)	Subsequent to December 31, 2009, the Company has filed Chapter 11 bankruptcy protection.
(20)	Bond is in default of interest subsequent to December 31, 2009.
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
BRL	— Brazilian Real
IDR	— Indonesian Rupiah

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$9,492,752	$—	$9,492,752
Convertible Bonds & Notes	—	—	15,120	15,120
U.S. Corporate Bonds & Notes	—	53,463,823	558,148	54,021,971
Foreign Corporate Bonds & Notes	—	17,213,247	0	17,213,247
Foreign Government Agencies	—	12,629,764	—	12,629,764
U.S. Government Agencies	—	57,926,982	—	57,926,982
U.S. Goverernment Treasury	961,880	—	—	961,880
Common Stock	572,941	—	101,184	674,125
Short-Term Investment Security:
Time Deposit	—	6,781,000	—	6,781,000
Repurchase Agreement	—	4,880,000	—	4,880,000

Total	$1,534,821	$162,387,568	$674,452	$164,596,841

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Loans	Foreign Corporate Bonds & Notes	Common Stock	Preferred Stock

Balance as of 3/31/2009	$5,600	$1,043,168	$419,343	$—	$38,250	$5,192
Accrued discounts/premiums	—	3,631	(215)	—	—
Realized gain(loss)	—	(96,242)	(2,206)	—	—	(58,056)
Change in unrealized appreciation(depreciation)	9,520	146,451	165,498	—	(2,013)	52,864
Net purchases(sales)	—	(491,219)	(582,420)	0	64,947	—
Transfers in and/or out of Level 3	—	(47,641)	—	—	—	—
Balance as of 12/31/2009	$15,120	$558,148	$—	$0	$101,184	$—

See Notes to Portfolio of Investments

15

Seasons Series Trust
Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — December 31,2009
(unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 98.9%
Asset-Backed Commercial Paper — 45.0%
Atlantis One Funding Corp.
0.28% due 01/25/10*	$1,000,000	$999,813
Barton Capital Corp.
0.26% due 02/03/10*	1,000,000	999,762
Cancara Asset Securitisation LLC
0.30% due 01/11/10*	2,500,000	2,499,792
Cancara Asset Securitisation LLC
0.32% due 01/04/10*	2,000,000	1,999,947
Clipper Receivables Co. LLC
0.18% due 01/19/10*	1,000,000	999,910
Edison Asset Securitization LLC
0.10% due 01/04/10*	5,000,000	4,999,958
Edison Asset Securitization LLC
0.21% due 03/16/10*	500,000	499,750
Fairway Finance LLC
0.20% due 03/02/10*	3,500,000	3,498,833
Fairway Finance LLC
0.22% due 02/01/10*	1,000,000	999,811
Fairway Finance LLC
0.23% due 01/05/10*	500,000	499,987
Fairway Finance LLC
0.25% due 01/05/10*	1,000,000	999,972
Falcon Asset Securitization Co. LLC
0.17% due 01/25/10*	1,500,000	1,499,830
Gemini Securitization Corp. LLC
0.23% due 01/14/10*	4,500,000	4,499,626
Gotham Funding Corp.
0.15% due 01/26/10*	1,000,000	999,896
Gotham Funding Corp.
0.24% due 01/13/10*	1,000,000	999,920
Grampian Funding LLC
0.31% due 03/03/10*	1,500,000	1,499,265
Liberty Street Funding LLC
0.19% due 02/03/10*	2,000,000	1,999,652
Matchpoint Master Trust
0.23% due 01/06/10*	2,000,000	1,999,936
Matchpoint Master Trust
0.30% due 05/10/10*	1,000,000	998,270
Matchpoint Master Trust
0.32% due 05/10/10*	1,000,000	998,270
Old Line Funding LLC
0.18% due 02/05/10*	2,000,000	1,999,650
Old Line Funding LLC
0.19% due 03/08/10*	1,000,000	999,610
Old Line Funding LLC
0.20% due 03/02/10*	1,000,000	999,667
Old Line Funding LLC
0.26% due 02/11/10*	1,000,000	999,704
Park Avenue Receivables Corp.
0.25% due 01/06/10*	1,000,000	999,965
Royal Park Investments Funding Corp.
0.23% due 03/23/10*	1,000,000	999,070
Royal Park Investments Funding Corp.
0.23% due 03/24/10*	1,000,000	999,060
Royal Park Investments Funding Corp.
0.24% due 04/07/10*	800,000	799,072
Sheffield Receivables Corp.
0.27% due 01/06/10*	1,000,000	999,962
Starbird Funding Corp.
0.19% due 03/02/10*	3,500,000	3,498,892
Starbird Funding Corp.
0.20% due 03/04/10*	1,000,000	999,290
Straight A Funding LLC
0.18% due 03/01/10*	1,500,000	1,499,557
Straight A Funding LLC
0.20% due 01/21/10*	2,000,000	1,999,778
Thunder Bay Funding LLC
0.10% due 01/05/10*	1,000,000	999,989
Thunder Bay Funding LLC
0.20% due 03/09/10*	500,000	499,610
Total Asset-Backed Commercial Paper
(cost $53,788,152)		53,785,076
Certificates of Deposit — 38.5%
Allied Irish Banks PLC
1.00% due 01/08/10	1,000,000	1,000,000
Allied Irish Banks PLC
1.00% due 01/11/10	1,000,000	1,000,000
Allied Irish Banks PLC
1.00% due 01/13/10	1,000,000	1,000,000
Banco Bilbao Vizcaya Argentaria
0.24% due 02/01/10	3,500,000	3,500,048
Banco Bilbao Vizcaya Argentaria
0.28% due 02/26/10	500,000	500,004
Banco Bilbao Vizcaya Argentaria
0.28% due 03/02/10	500,000	500,004
Banco Bilbao Vizcaya Argentaria
0.31% due 01/21/10	1,000,000	1,000,000
Bank of Ireland
0.92% due 01/14/10	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.24% due 02/09/10	500,000	500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.24% due 03/02/10	2,000,000	2,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.24% due 03/04/10	1,000,000	999,950
Barclays Bank PLC
0.45% due 04/27/10	2,000,000	2,000,900
Barclays Bank PLC
0.59% due 03/05/10	3,000,000	3,001,710
BNP Paribas
0.23% due 03/09/10	1,000,000	999,980
BNP Paribas
0.23% due 03/10/10	2,000,000	1,999,960
Dexia Credit Local SA
0.35% due 01/25/10	500,000	500,000
Dexia Credit Local SA
0.36% due 01/19/10	3,000,000	3,000,015
Natixis
0.23% due 01/19/10	500,000	500,000
Natixis
0.24% due 02/03/10	3,000,000	3,000,000
Rabobank Nederland
0.35% due 03/24/10	1,000,000	1,000,280
Societe Generale
0.23% due 03/29/10	2,000,000	1,999,860
Societe Generale
0.26% due 02/17/10	1,500,000	1,500,000
Svenska Handelsbanken
0.23% due 02/10/10	4,000,000	4,000,044
Toronto Dominion Bank
0.33% due 03/18/10	1,000,000	1,000,380

1

Toronto Dominion Bank
0.40% due 02/08/10	1,000,000	1,000,000
UBS AG
0.34% due 04/30/10	1,000,000	1,000,100
UBS AG
0.42% due 06/14/10	1,500,000	1,500,075
UBS AG
0.46% due 05/27/10	1,000,000	1,000,450
UBS AG
0.52% due 05/19/10	2,000,000	2,001,300
Total Certificates of Deposit
(cost $46,000,157)		46,005,060
Commercial Paper — 7.9%
Citigroup Funding, Inc.
0.25% due 01/15/10	400,000	399,961
General Electric Capital Corp.
0.24% due 02/19/10	5,000,000	4,998,367
General Electric Capital Corp.
0.24% due 03/24/10	1,000,000	999,420
Johnson & Johnson
0.20% due 06/10/10*	1,000,000	998,880
MetLife Short Term Funding LLC
0.40% due 03/09/10*	500,000	499,815
The Coca-Cola Co.
0.20% due 04/13/10*	1,500,000	1,499,130
Total Commercial Paper
(cost $9,395,670)		9,395,573
U.S. Corporate Notes — 0.4%
Cheyne Finance LLC
4.83% due 10/25/07*(1)(2)(3)(4)(5)(6)	394,530	7,338
Cheyne Finance LLC
4.83% due 01/25/08*(1)(2)(3)(4)(5)(6)	592,099	11,013
Issuer Entity LLC
0.42% due 10/28/10(1)(2)(3)(7)	1,964,328	512,493
Total U.S. Corporate Notes
(cost $l,989,598)		530,844
Municipal Bonds & Notes — 0.8%
Iowa Finance Authority Single Family
Mtg. Revenue Bonds
0.25% due 01/07/10(3)
(cost $945,000)	945,000	945,000
U.S. Government Agencies — 5.3%
Federal Farm Credit Bank
Disc. Notes
0.01% due 01/07/10	1,458,000	1,457,998
Federal Home Loan Bank
Disc. Notes
0.00% due 01/08/10	3,894,000	3,893,999
0.51% due 01/12/10	1,000,000	999,844
Total U.S. Government Agencies
(cost $6,351,841)		6,351,841
U.S. Government Treasuries — 1.0%
United States Treasury Bills
0.20% due 07/01/10	500,000	499,525
United States Treasury Notes
2.00% due 09/30/10	700,000	708,316
Total U.S. Government Treasuries
(cost $1,207,850)		1,207,841
Total Short-Term Investmen Securities-98.9%
(cost $119,678,268)		118,221,235
TOTAL INVESTMENTS
(cost $119,678,268) (8)	98.9%	118,221,235
Other assets less liabilities	1.1	1,268,846
NET ASSETS	100.0%	$119,490,081

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $56,801,252 representing 47.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $530,844 representing 0.4% of net assets.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2009.
(4)	Security in default
(5)

Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(6)

On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of December 31, 2009, represents the Notes’residual value that may be distributed to the Portfolio.

(7)

The secured liquidity notes (“SLNs”) issued by the Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issued of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs). Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 30, 2008 but were extended to October 28, 2010 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate ofthe underlying collateral.

(8)	See Note 4 for cost of investments on a tax basis.

Industry Allocation*

Banks-Foreign-U.S. Branch	38.6%
Asset Backed Commercial Paper/Fully Supported	17.2
Asset Backed Commercial Paper/Diversified	9.6
Asset Backed Commercial Paper/Credit Card	5.4
U.S. Government Agencies	5.3
Diversified	5.0
Asset Backed Commercial Paper/Real Estate	4.6
Asset Backed Commercial Paper/Hybrid	3.8
Sovereign/Supranational	2.3
Asset Backed Commercial Paper/Auto	1.7
Food & Beverage	1.3
U.S. Government Treasuries	1.0
Asset Backed Commercial Paper/Other	0.8
Healthcare	0.8
Municipal Bonds	0.8
Other	0.4
Banks-Domestic	0.3
98.9%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Asset Backed Commerical Paper	$—	$53,785,076	$—	$53,785,076
Certificates of Deposit	—	46,005,060	—	46,005,060
Commerical Paper	—	9,395,573	—	9,395,573
U.S. Corporate Notes	—	—	530,844	530,844
Municipal Bonds & Notes	—	945,000	—	945,000
U.S. Government Agencies	—	6,351,841	—	6,351,841
U.S. Government Treasuries	1,207,841	—	—	1,207,841

Total	$1,207,841	$116,482,550	$530,844	$118,221,235

Corporate Notes

Balance as of 3/31/2009	$541,433
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	148,841
Net purchases(sales)	(159,430)
Transfers in and/or out of Level 3	—
Balance as of 12/31/2009	$530,844

See Notes to Portfolio of Investments

2

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO
Portfolio of Investments — December 31, 2009
(unaudtied)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 91.8%
Chemicals-Diversified — 3.5%
The Dow Chemical Co.	92,057	$2,543,535
Commercial Services-Finance — 2.5%
Visa, Inc., Class A	21,137	1,848,642
Computers — 18.1%
Apple, Inc.†	46,520	9,809,207
Hewlett-Packard Co.	67,900	3,497,529
		13,306,736
Computers-Memory Devices — 0.3%
STEC, Inc.†	15,500	253,270
Diversified Banking Institutions — 5.4%
Bank of America Corp.	66,296	998,418
JPMorgan Chase & Co.	34,529	1,438,823
The Goldman Sachs Group, Inc.	9,143	1,543,704
		3,980,945
Diversified Minerals — 3.9%
BHP Billiton PLC ADR	44,200	2,822,170
E-Commerce/Services — 3.3%
priceline.com, Inc.†	10,941	2,390,609
Electronic Components-Semiconductors — 2.5%
Avago Technologies, Ltd.†	101,100	1,849,119
Finance-Other Services — 2.4%
CME Group, Inc.	5,215	1,751,979
Instruments-Scientific — 3.9%
Thermo Fisher Scientific, Inc.†	60,573	2,888,726
Internet Security — 3.7%
Symantec Corp.†	152,300	2,724,647
Investment Management/Advisor Services — 2.6%
Invesco, Ltd.	81,300	1,909,737
Medical-Biomedical/Gene — 7.8%
Celgene Corp.†	63,303	3,524,711
Gilead Sciences, Inc.†	51,110	2,212,041
		5,736,752
Multimedia — 2.0%
News Corp., Class A	106,515	1,458,190
Oil & Gas Drilling — 3.5%
Transocean, Ltd.†	31,145	2,578,806
Retail-Computer Equipment — 1.9%
GameStop Corp., Class A†	64,200	1,408,548
Retail-Drug Store — 5.2%
CVS Caremark Corp.	117,422	3,782,163
Retail-Restaurants — 7.0%
Chipotle Mexican Grill, Inc., Class A†	37,245	3,283,519
McDonald’s Corp.	29,094	1,816,630
		5,100,149
Web Portals/ISP — 11.6%
Google, Inc., Class A†	13,686	8,485,046
Wireless Equipment — 0.7%
Crown Castle International Corp.†	12,668	494,559
Total Common Stock (cost $50,282,089)		67,314,328
PREFERRED STOCK — 0.1%
Diversified Banking Institutions — 0.1%
Bank of America Corp. 10.00% (cost $111,750)	7,450	111,154
EXCHANGE TRADED FUNDS — 3.3%
Index Fund — 1.7%
iShares Russell 1000 Growth Index Fund	24,500	1,221,325
Index Fund-Large Cap — 1.6%
SPDR Trust, Series 1	10,800	1,203,552
Total Exchange Traded Funds (cost $2,348,694)		2,424,877
Total Long-Term Investment Securities (cost $52,742,533)		69,850,359
REPURCHASE AGREEMENTS — 5.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 12/31/09, to be repurchased 01/04/10 in the amount of $1,857,001 and collateralized by $1,895,000 of United States Treasuries Bills, bearing interest at 0.00%, due 02/18/10 and having an approximate value of $1,895,000	$1,857,000	1,857,000

Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 12/31/09, to be repurchased 01/04/10 in the amount of $794,000 and collateralized by $780,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $811,434	794,000	794,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	1,429,000	1,429,000
Total Repurchase Agreements (cost $4,080,000)		4,080,000
TOTAL INVESTMENTS (cost $56,822,533)(2)	100.8%	73,930,359
Liabilities in excess of other assets	(0.8)	(575,918)
NET ASSETS	100.0%	$73,354,441

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$13,306,736	$—	$—	$13,306,736
Diversified Banking Institutions	3,980,945	—	—	3,980,945
Medical - Biomedical/Gene	5,736,752	—	—	5,736,752
Retail - Drug Store	3,782,163	—	—	3,782,163
Retail - Restaurants	5,100,149	—	—	5,100,149
Web Portals/ ISP	8,485,046	—	—	8,485,046
Other Industries*	26,922,537	—	—	26,922,537
Preferred Stock	111,154	—	—	111,154
Exchange Traded Funds	2,424,877	—	—	2,424,877
Repurchase Agreements	—	4,080,000	—	4,080,000

Total	$69,850,359	$4,080,000	$—	$73,930,359

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

FOCUS TECHNET PORTFOLIO

Portfolio of Investments — December 31, 2009
(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 100.9%
Applications Software — 9.0%
Microsoft Corp.	37,000	$1,128,130
Salesforce.com, Inc.†	21,900	1,615,563
		2,743,693
Cellular Telecom — 3.4%
NII Holdings, Inc.†	30,400	1,020,832
Computer Services — 7.1%
Cognizant Technology Solutions Corp., Class A†	26,750	1,211,775
IHS, Inc., Class A†	17,500	959,175
		2,170,950
Computers — 7.0%
Apple, Inc.†	5,100	1,075,386
Hewlett-Packard Co.	20,400	1,050,804
		2,126,190
Computers-Integrated Systems — 5.1%
Riverbed Technology, Inc.†	67,205	1,543,699
E-Commerce/Products — 5.0%
Amazon.com, Inc.†	11,355	1,527,474
E-Commerce/Services — 2.2%
Expedia, Inc.†	26,300	676,173
Electronic Components-Semiconductors — 9.4%
Avago Technologies, Ltd.†	58,000	1,060,820
Broadcom Corp., Class A†	33,500	1,053,575
Intel Corp.	36,000	734,400
		2,848,795
Electronic Forms — 3.3%
Adobe Systems, Inc.†	27,700	1,018,806
Enterprise Software/Service — 3.4%
Oracle Corp.	41,900	1,028,226
Entertainment Software — 3.0%
Activision Blizzard, Inc.†	83,200	924,352
Finance-Investment Banker/Broker — 2.0%
The Charles Schwab Corp.	32,400	609,768
Internet Content-Information/News — 3.4%
WebMD Health Corp., Class A†	26,700	1,027,683
Internet Infrastructure Software — 6.1%
Akamai Technologies, Inc.†	37,100	939,743
F5 Networks, Inc.†	17,500	927,150
		1,866,893
Medical Information Systems — 2.4%
athenahealth, Inc.†	16,420	742,841
Networking Products — 3.3%
Cisco Systems, Inc.†	42,300	1,012,662
Software Tools — 2.4%
VMware, Inc. Class A†	17,300	733,174
Telecom Services — 2.1%
China Telecom Corp., Ltd. ADR	15,230	630,827
Web Hosting/Design — 4.0%
Equinix, Inc.†	11,585	1,229,748
Web Portals/ISP — 7.0%
Google, Inc., Class A†	3,425	2,123,431
Wireless Equipment — 10.3%
QUALCOMM, Inc.	42,000	1,942,920
SBA Communications Corp., Class A†	34,500	1,178,520
		3,121,440
Total Long-Term Investment Securities (cost $23,689,176)		30,727,657
REPURCHASE AGREEMENT — 0.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $193,000)	$193,000	193,000
TOTAL INVESTMENTS (cost $23,882,176)(2)	101.5%	30,920,657
Liabilities in excess of other assets	(1.5)	(452,972)
NET ASSETS	100.0%	$30,467,685

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Application Software	$2,743,693	$—	$—	$2,743,693
Computer Services	2,170,950	—	—	2,170,950
Computers	2,126,190	—	—	2,126,190
Computers-Intergrated Systems	1,543,699	—	—	1,543,699
E-Commerce/Products	1,527,474	—	—	1,527,474
Electronic Components - Semiconductors	2,848,795	—	—	2,848,795
Internet Infrastructure Software	1,866,893	—	—	1,866,893
Web Portals/ISP	2,123,431	—	—	2,123,431
Wireless Equipment	3,121,440	—	—	3,121,440
Other Industries*	10,655,092	—	—	10,655,092
Repurchase Agreement	—	193,000	—	193,000

Total	$30,727,657	$193,000	$—	$30,920,657

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
FOCUS GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — December 31, 2009 (unaudited)

Security Description	Shares/Principal Amount	Market Value (Note 1)
COMMON STOCK — 98.8%
Aerospace/Defense — 2.7%
Raytheon Co.	20,000	$1,030,400
Applications Software — 4.0%
Microsoft Corp.	50,000	1,524,500
Banks-Super Regional — 3.4%
US Bancorp	57,800	1,301,078
Chemicals-Diversified — 3.7%
The Dow Chemical Co.	51,422	1,420,790
Commercial Services-Finance — 2.7%
Visa, Inc., Class A	11,807	1,032,640
Computers — 9.2%
Apple, Inc.†	9,551	2,013,924
Dell, Inc.†	105,100	1,509,236
		3,523,160
Diversified Banking Institutions — 4.5%
JPMorgan Chase & Co.	19,994	833,150
The Goldman Sachs Group, Inc.	5,293	893,670
		1,726,820
Diversified Manufacturing Operations — 2.8%
General Electric Co.	70,000	1,059,100
Diversified Minerals — 4.1%
BHP Billiton PLC ADR	24,900	1,589,865
E-Commerce/Services — 3.4%
priceline.com, Inc.†	6,021	1,315,589
Electric-Integrated — 2.8%
FPL Group, Inc.	20,000	1,056,400
Food-Misc. — 3.3%
H.J. Heinz Co.	30,000	1,282,800
Insurance Brokers — 3.1%
Willis Group Holdings, Ltd.	45,800	1,208,204
Insurance-Multi-line — 6.1%
Hartford Financial Services Group, Inc.	52,600	1,223,476
ING Groep NV ADR†	112,500	1,103,625
		2,327,101
Medical Information Systems — 3.3%
Eclipsys Corp.†	68,900	1,276,028
Medical Products — 3.4%
Johnson & Johnson	20,000	1,288,200
Oil & Gas Drilling — 10.5%
Helmerich & Payne, Inc.	29,300	1,168,484
Patterson-UTI Energy, Inc.	90,500	1,389,175
Transocean, Ltd.†	17,538	1,452,146
		4,009,805
Oil Companies-Integrated — 11.1%
ConocoPhillips	30,000	1,532,100
Exxon Mobil Corp.	20,000	1,363,800
Marathon Oil Corp.	43,700	1,364,314
		4,260,214
Retail-Discount — 2.8%
Wal-Mart Stores, Inc.	20,000	1,069,000
Retail-Restaurants — 2.7%
McDonald’s Corp.	16,376	1,022,517
Telephone-Integrated — 2.2%
AT&T, Inc.	30,000	840,900
Web Portals/ISP — 4.7%
Google, Inc., Class A†	2,916	1,807,862
Wireless Equipment — 2.3%
Crown Castle International Corp.†	23,000	897,920
Total Long-Term Investment Securities (cost $32,773,269)		37,870,893

SHORT-TERM INVESTMENT SECURITY — 0.7%
Time Deposit — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/04/10 (cost $294,000)	$294,000	294,000
REPURCHASE AGREEMENT — 0.1%
State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $38,000)	38,000	38,000
TOTAL INVESTMENTS (cost $33,105,269) (2)	99.6%	38,202,893
Other assets less liabilities	0.4	134,796
NET ASSETS	100.0%	$38,337,689

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$3,523,160	$—	$—	$3,523,160
Insurance Multi-line	2,327,101	—	—	2,327,101
Oil & Gas Drilling	4,009,805	—	—	4,009,805
Oil Companies-Integrated	4,260,214	—	—	4,260,214
Other Industries*	23,750,613	—	—	23,750,613
Short-Term Investment Security:
Time Deposit	—	294,000	—	294,000
Repurchase Agreement	—	38,000	—	38,000

Total	$37,870,893	$332,000	$—	$38,202,893

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO
Portfolio of Investments — December 31, 2009
(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 92.9%
Banks-Fiduciary — 3.8%
The Bank of New York Mellon Corp.	119,213	$3,334,388
Banks-Super Regional — 4.3%
Wells Fargo & Co.	139,500	3,765,105
Computers — 2.9%
International Business Machines Corp.	19,600	2,565,640
Diversified Banking Institutions — 2.1%
The Goldman Sachs Group, Inc.	11,070	1,869,059
Electronic Components-Misc. — 3.5%
AVX Corp.	240,286	3,044,424
Finance-Credit Card — 2.7%
American Express Co.	57,820	2,342,866
Insurance-Multi-line — 13.2%
Loews Corp.	200,000	7,270,000
Old Republic International Corp.	430,000	4,317,200
		11,587,200
Insurance-Reinsurance — 1.9%
Berkshire Hathaway, Inc., Class B†	500	1,643,000
Machinery-Farming — 2.7%
Deere & Co.	44,770	2,421,609
Medical-Drugs — 2.4%
Pfizer, Inc.	116,635	2,121,591
Multimedia — 2.3%
The McGraw-Hill Cos., Inc.	60,575	2,029,868
Oil Companies-Exploration & Production — 7.4%
Cimarex Energy Co.	35,000	1,853,950
Devon Energy Corp.	45,000	3,307,500
EnCana Corp.	41,000	1,327,990
		6,489,440
Oil Companies-Integrated — 1.2%
Cenovus Energy, Inc.	41,000	1,033,200
Oil-Field Services — 2.4%
Baker Hughes, Inc.	51,835	2,098,281
Publishing-Newspapers — 4.0%
The Washington Post Co., Class B	8,000	3,516,800
Real Estate Operations & Development — 10.0%
Cheung Kong Holdings, Ltd.(1)	157,000	2,021,352
Hang Lung Group, Ltd.(1)	628,000	3,102,769
Henderson Land Development Co., Ltd.(1)	491,000	3,671,006
		8,795,127
Retail-Apparel/Shoe — 1.6%
The Gap, Inc.	68,000	1,424,600
Retail-Building Products — 2.9%
Home Depot, Inc.	87,555	2,532,966
Retail-Drug Store — 3.7%
Walgreen Co.	90,000	3,304,800
Steel-Producers — 3.5%
POSCO ADR	23,670	3,103,137
Telecom Equipment-Fiber Optics — 2.0%
Sycamore Networks, Inc.	82,991	1,735,342
Telephone-Integrated — 3.8%
Telephone & Data Systems, Inc.	111,800	3,376,360
Tobacco — 2.6%
Philip Morris International, Inc.	47,040	2,266,857
Transport-Marine — 3.6%
Teekay Corp.	135,000	3,133,350
Wireless Equipment — 2.4%
Telefonaktiebolaget LM Ericsson ADR	234,785	2,157,674
Total Long-Term Investment Securities (cost $70,087,461)		81,692,684
REPURCHASE AGREEMENT — 6.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $5,953,003 and collateralized by $5,845,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%due 09/17/10 and having approximate value of $6,080,554 (cost $5,953,000)	$5,953,000	5,953,000
TOTAL INVESTMENTS
(cost $76,040,461)(2)	99.7%	87,645,684
Other assets less liabilities	0.3	277,884
NET ASSETS	100.0%	$87,923,568

†	Non-income producing security
(1)

Security was valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $8,795,127 representing 10.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Insurance-Multi-line	$11,587,200	$—	$—	$11,587,200
Oil Companies-Exploration & Production	6,489,440	—	—	6,489,440
Real Estate Operations & Equipment	8,795,127	—	—	8,795,127
Other Industries*	54,820,917	—	—	54,820,917
Repurchase Agreement	—	5,953,000	—	5,953,000

Total	$81,692,684	$5,953,000	$—	$87,645,684

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION GROWTH PORTFOLIO
Portfolio of Investments — December 31, 2009
(unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.2%
Domestic Equity Investment Companies — 71.7%
Seasons Series Trust Focus Growth Portfolio, Class 3†	399,112	$3,024,340
Seasons Series Trust Focus Value Portfolio, Class 3	367,472	4,098,672
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	2,992,948	25,615,872
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,142,704	30,576,522
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	298,198	2,761,840
Seasons Series Trust Mid Cap Value Portfolio, Class 3	693,772	7,572,527
Seasons Series Trust Small Cap Portfolio, Class 3†	3,120,534	23,504,208
Total Domestic Equity Investment Companies (cost $111,774,041)		97,153,981
Fixed Income Investment Companies — 2.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	180,565	1,966,074
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	206,925	1,922,998
Total Fixed Income Investment Companies (cost $3,947,328)		3,889,072
International Equity Investment Companies — 25.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost 48,538,277)	4,775,964	34,710,887
TOTAL INVESTMENTS (cost $164,259,646) (1)	100.2%	135,753,940
Liabilities in excess of other assets	(0.2)	(242,036)
NET ASSETS	100.0%	$135,511,904

#	See Note 3.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$97,153,981	$—	$—	$97,153,981
Fixed Income Investment Companies	3,889,072	—	—	3,889,072
International Equity Investment Companies	34,710,887	—	—	34,710,887

Total	$135,753,940	$—	$—	$135,753,940

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2009

(unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 58.9%
Seasons Series Trust Focus Growth Portfolio, Class 3†	1,108,910	$8,402,952
Seasons Series Trust Focus Value Portfolio, Class 3	1,244,015	13,875,360
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	10,244,735	87,682,067
Seasons Series Trust Large Cap Value Portfolio, Class 3	12,069,864	117,432,124
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	1,229,958	11,391,584
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,600,239	28,381,635
Seasons Series Trust Small Cap Portfolio, Class 3†	8,016,609	60,381,989
Total Domestic Equity Investment Companies (cost $360,870,669)		327,547,711
Fixed Income Investment Companies — 23.0%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	8,722,630	94,975,787
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	3,546,860	32,961,731
Total Fixed Income Investment Companies (cost $128,923,047)		127,937,518
International Equity Investment Companies — 18.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $131,540,406)	13,921,733	101,180,777
TOTAL INVESTMENTS (cost $621,334,122)(1)	100.1%	556,666,006
Liabilities in excess of other assets	(0.1)	(586,571)
NET ASSETS	100.0%	$556,079,435

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$327,547,711	$—	$—	$327,547,711
Fixed Income Investment Companies	127,937,518	—	—	127,937,518
International Equity Investment Companies	101,180,777	—	—	101,180,777

Total	$556,666,006	$—	$—	$556,666,006

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — December 31, 2009

(unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.3%
Domestic Equity Investment Companies — 51.8%
Seasons Series Trust Focus Growth Portfolio, Class 3†	515,568	$3,906,805
Seasons Series Trust Focus Value Portfolio, Class 3	465,252	5,189,271
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	4,407,368	37,721,532
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,953,499	48,194,406
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	427,871	3,962,846
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,207,810	13,183,265
Seasons Series Trust Small Cap Portfolio, Class 3†	2,878,407	21,680,479
Total Domestic Equity Investment Companies (cost $141,644,329)		133,838,604
Fixed Income Investment Companies — 33.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	5,080,813	55,322,103
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	3,323,552	30,886,476
Total Fixed Income Investment Companies (cost $87,251,768)		86,208,579
International Equity Investment Companies — 15.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $49,819,654)	5,413,272	39,342,738
TOTAL INVESTMENTS (cost $278,715,751)(1)	100.3%	259,389,921
Liabilities in excess of other assets	(0.3)	(770,116)
NET ASSETS	100.0%	$258,619,805

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$133,838,604	$—	$—	$133,838,604
Fixed Income Investment Companies	86,208,579	—	—	86,208,579
International Equity Investment Companies	39,342,738	—	—	39,342,738

Total	$259,389,921	$—	$—	$259,389,921

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION BALANCED PORTFOLIO
Portfolio of Investments — December 31, 2009
(unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.3%
Domestic Equity Investment Companies — 39.9%
Seasons Series Trust Focus Growth Portfolio, Class 3†	228,302	$1,729,999
Seasons Series Trust Focus Value Portfolio, Class 3	310,246	3,460,389
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	2,315,118	19,814,505
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,829,672	27,530,914
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	93,128	862,532
Seasons Series Trust Mid Cap Value Portfolio, Class 3	552,285	6,028,199
Seasons Series Trust Small Cap Portfolio, Class 3†	1,148,410	8,649,954
Total Domestic Equity Investment Companies (cost $67,535,052)		68,076,492
Fixed Income Investment Companies — 48.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	5,289,842	57,598,103
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	2,741,353	25,475,981
Total Fixed Income Investment Companies (cost $83,888,963)		83,074,084
International Equity Investment Companies — 11.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $22,780,707)	2,721,010	19,775,836
TOTAL INVESTMENTS (cost $174,204,722) (1)	100.3%	170,926,412
Liabilities in excess of other assets	(0.3)	(546,856)
NET ASSETS	100.0%	$170,379,556

#	See Note 3.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$68,076,492	$—	$—	$68,076,492
Fixed Income Investment Companies	83,074,084	—	—	83,074,084
International Equity Investment Companies	19,775,836	—	—	19,775,836

Total	$170,926,412	$—	$—	$170,926,412

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS - December 31, 2009 - (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable.This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange.The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

2

The various inputs that may be used to determine value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summaries of inputs used to value the Portfolios’ net assets as of December 31, 2009 are reported on a schedule following the Portfolio of Investments.

3

Note 2. Repurchase Agreements: At December 31, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth Portfolio	1.10%	$4,000,000
Multi-Managed Moderate Growth Portfolio	1.92	7,000,000
Large Cap Growth Portfolio	0.13	486,000
Large Cap Composite Portfolio	0.13	459,000
Large Cap Value Portfolio	0.09	334,000
Mid Cap Growth Portfolio	0.17	604,000
Mid Cap Value Portfolio	0.15	548,000
Small Cap Portfolio	4.06	14,786,000
Diversified Fixed Income Portfolio	4.76	17,307,000
Focus Growth Portfolio	0.39	1,429,000
Focus Growth and Income Portfolio	0.01	38,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2009, bearing interest at a rate of 0.00% per annum, with a principal amount of $363,770,000, a repurchase price of $363,770,000, and a maturity date of January 4, 2009.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bills	0.12%	05/06/10	$368,035,000	$367,887,786
U.S. Treasury Bills	0.17	05/27/10	3,160,000	3,157,788

At December 31, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth Portfolio	0.18%	$351,000
Multi-Managed Moderate Growth Portfolio	0.29	574,000
Small Cap Portfolio	0.76	1,514,000
Diversified Fixed Income Portfolio	4.50	9,000,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated December 31, 2009, bearing interest at a rate of 0.00% per annum, with a principal amount of $200,000,000, a repurchase price of $200,000,000, and a maturity date of January 4, 2009.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	0.88%	03/31/11	$203,237,900	$204,000,042

At December 31, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with Banc of America Securities:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth Portfolio	1.66%	$2,140,000
Multi-Managed Moderate Growth Portfolio	5.54	7,160,000
Multi-Managed Income/Equity Portfolio	2.49	3,210,000
Multi-Managed Income Portfolio	4.70	6,065,000
Large Cap Value Portfolio	1.04	1,345,000
Mid Cap Growth Portfolio	0.24	305,000
Diversified Fixed Income Portfolio	0.15	195,000
Strategic Fixed Income Portfolio	3.78	4,880,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

Banc of America Securities, dated December 31, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $129,150,000, a repurchase price of $129,150,144 and a maturity date of January 4, 2009.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.88%	02/28/14	$132,730,000	$131,781,809

4

Note 3. Transactions with Affiliates:  As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  During the period ended December 31, 2009 the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

			Market				Change	Market
			Value at	Cost	Proceeds		in	Value at
			March 31,	of	of	Realized	Unrealized	December 31,
Portfolio	Security	Income	2009	Purchases	Sales	Gain/(Loss)	Gain (Loss)	2009

Large Cap Composite	AIG	—	2,400	—	416	(22,658)	23,882	3,208
Large Cap Value	AIG	—	60,250		12,383	(440,332)	470,803	78,338
Mid Cap Growth	AIG	—	—	27,257	1,526	124	677	26,532
Mid Cap Value	AIG	—	—	66,478	14,845	1,216	10,259	63,108
Allocation Growth	Various Seasons Series
	Trust Portfolios*	1,549,089	103,636,920	5,967,223	19,149,884	(9,548,643)	54,848,324	135,753,940
Allocation Moderate Growth	Various Seasons Series
	Trust Portfolios*	9,700,419	387,294,782	61,142,664	35,642,981	(17,287,468)	161,159,009	556,666,006
Allocation Moderate	Various Seasons Series
	Trust Portfolios*	5,422,893	186,789,497	33,819,105	22,780,911	(12,178,455)	73,740,685	259,389,921
Allocation Balanced	Various Seasons Series
	Trust Portfolios*	4,341,374	123,259,848	28,377,268	12,957,782	(7,062,264)	39,309,342	170,926,412

* See Portfolio of Investments for details

Note 4. Federal Income Taxes:  As of December 31, 2009, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	(Loss)	Gain/(Loss)	Investments

Multi-Managed Growth	$12,673,217	$(1,408,997)	$11,264,220	$85,130,510
Multi-Managed Moderate Growth	20,139,318	(2,847,056)	17,292,262	169,260,013
Multi-Managed Income/Equity	12,561,435	(2,822,189)	9,739,246	128,234,418
Multi-Managed Income	7,627,537	(2,166,130)	5,461,407	105,463,869
Asset Allocation: Diversified Growth	23,957,641	(18,689,880)	5,267,761	240,161,230
Stock	32,268,009	(1,588,301)	30,679,708	160,727,330
Large Cap Growth	38,473,863	(2,424,259)	36,049,604	225,407,173
Large Cap Composite	3,415,859	(2,068,634)	1,347,225	24,008,369
Large Cap Value	22,644,612	(40,126,979)	(17,482,367)	333,193,765
Mid Cap Growth	13,862,002	(7,642,417)	6,219,585	93,019,447
Mid Cap Value	16,030,749	(8,590,785)	7,439,964	133,089,870
Small Cap	18,511,500	(13,711,215)	4,800,285	179,668,993
International Equity	32,922,542	(20,087,796)	12,834,746	292,609,601
Diversified Fixed Income	11,229,363	(3,477,044)	7,752,319	333,710,219
Strategic Fixed Income	7,725,589	(7,026,796)	698,793	163,898,048
Cash Management	5,421	(1,307,730)	(1,302,309)	119,523,544
Focus Growth	19,552,979	(2,458,243)	17,094,736	56,835,623
Focus TechNet	7,416,749	(417,479)	6,999,270	23,921,387
Focus Growth and Income	6,214,516	(1,529,102)	4,685,414	33,517,479
Focus Value	13,894,315	(2,473,069)	11,421,246	76,224,438
Allocation Growth	1,928,668	(37,319,998)	(35,391,330)	171,145,270
Allocation Moderate Growth	6,377,589	(82,646,056)	(76,268,467)	632,934,473
Allocation Moderate	5,521,945	(37,235,150)	(31,713,205)	291,103,126
Allocation Balanced	3,144,445	(11,465,957)	(8,321,512)	179,247,924

Note 5. Derivative Instruments

5

Forward Foreign Currency Contracts.  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments.  As of December 31, 2009, the following Portfolios had open forward contracts: Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include credit risk and market risk.  Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.  If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract.  Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss.  Currency transactions are also subject to risks different from those of other Portfolio transactions.  Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be

6

adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts.  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return.  Futures contracts are reported on a schedule following the Portfolio of Investments.  As of December 31, 2009, the following Portfolios had open futures contracts: Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity, and Diversified Fixed Income.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures.  An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves.  A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk.  Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies).  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

Options.  Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income.  Option contracts are reported on a schedule following the Portfolio of Investments.  As of December 31, 2009, no portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written.  If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option.  The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.  Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk.  Credit risk arises from the potential inability of counterparties to meet the terms of their

7

contracts.  If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received.  Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Structured Securities:  Certain of the Portfolios may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of December 31, 2009, no portfolios had open structured securities.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Portfolio to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Swap Contracts:  Certain Portfolios may enter into certain types of swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data.  Any change, in market value is recorded as an unrealized gain or loss.  In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency.  The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

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Total Return Swap Agreements: Certain Portfolios may enter into total return swap agreements, which includes equity swaps (“total return swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index.  As of December 31, 2009, the Asset Allocation, Diversified Growth Portfolio had open total return swaps, which are on a schedule following the Portfolio of Investments.

Total return swaps are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.  To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to a total return swap will typically be a bank, investment banking firm or broker/dealer.  Total return swaps may be structured in different ways.  The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the total return swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks.  In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any total return swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount.  In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the total return swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make.  If the counterparty to a total return swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any.  In addition, the value of some components of a total return swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

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ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

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Item 2.   Controls and Procedures.

(a)     An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)     There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 1, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 1, 2010

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